Exhibit 99.17

Seller Loan ID	Loan Status	Originator QM/ATR Status	TPR QM/ATR Status	Finding Group	Loan Exception Status	Materiality of Exception Description	TILA - Civil Liability	TILA - Assignee Liability	TILA - Statutory Damages	TILA - Actual Damages	TRID - Statutory Cure Citation	TILA 130(b) Remediation Citation	Cured 19(f) or Remediated 130(b)	Remediated w/in 60 Days of Discovery	Initial Rating Agency Grade	Statutory Cure Grade	TILA 130(b) Remediation Cure Grade	Moodys Final Exception Level Grade	Fitch Final Exception Level Grade	S&P Final Exception Level Grade	Kroll Final Exception Level Grade	DBRS Final Exception Level Grade	Category	Breach Name	Initial Comment	Client/Seller Response Comments	Conclusion Comments Date Cleared Canceled Or Exception Remains Note Must State Final Status	Waiver Or Exception	Waiver Or Exception Made By	Compensating Factors	General Comments
110748460	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09/21/2016: A CDA report reflecting a value $1,515,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared			DTI is lower than guideline maximum DTI 25.72% < 43%; FICO is higher than guideline minimum FICO 790 > 680 Guideline minimum; No Mortgage Lates 12 months history 0x30
110748460	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	FEMA	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		09/23/2016: Received post disaster inspection reflecting no damage. Condition cleared.			DTI is lower than guideline maximum DTI 25.72% < 43%; FICO is higher than guideline minimum FICO 790 > 680 Guideline minimum; No Mortgage Lates 12 months history 0x30
110748460	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Income/Employment	Failure to obtain Income Documentation	Missing 2013 Statement 4 of the Schedule E section A on the 1040’s.
09/21/2016: Borrower's income is historically almost entirely in the form of W2, and he is starting a new job with base W2 income $XXX,XXX per year. The amounts reflected on Schedule E are nominal and not material to borrower's overall income, and the missing K-1s are therefore also immaterial. Please note that there was a small Schedule E negative in 2013 and a small positive in 2014.  With a 26% DTI (including only base salary), Borrower has more than sufficient W2 income to absorb this nominal Schedule E income. LTV is 37% on a primary purchase and borrower has reserves enough for 74 months’ payments on all debt, a 26% DTI and a 805 mid credit score.  Since this deal is only being tested for ATR and not QM, We submit that the documentation is more than sufficient to demonstrate ATR and we therefore request that this condition be cleared based upon the preceding.

09/23/2016: Received statement 4.  Audit agrees with Lender.  Condition cleared.09/21/2016: Audit agrees with lender in the event statement 4 of the 2013 returns are received and are similar to 2012 returns. Cannot make that determination without the statement.
DTI is lower than guideline maximum DTI 25.72% < 43%; FICO is higher than guideline minimum FICO 790 > 680 Guideline minimum; No Mortgage Lates 12 months history 0x30
110748460	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Income/Employment	Missing K-1
Missing 2013 & 2014 K-1's for self-employed business showing in section A of the Schedule E on the 1040’s. Per appendix Q, K-1's are required; in order for the loan to be classified as a Qualified Mortgage. Additional conditions may apply upon receipt of documents.

09/21/2016: Borrower's income is historically almost entirely in the form of W2, and he is starting a new job with base W2 income of $XXX,XXX per year. The amounts reflected on Schedule E are nominal and not material to borrower's overall income, and the missing K-1s are therefore also immaterial. Please note that there was a small Schedule E negative in 2013 and a small positive in 2014.  With a 26% DTI (including only base salary), Borrower has more than sufficient W2 income to absorb this nominal Schedule E income. LTV is 37% on a primary purchase and borrower has reserves enough for 74 months’ payments on all debt, a 26% DTI and a 805 mid credit score.  Since this deal is only being tested for ATR and not QM, We submit that the documentation is more than sufficient to demonstrate ATR and we therefore request that this condition be cleared based upon the preceding.

09/23/2016: Received statement 4.  Audit agrees with Lender.  Condition cleared.09/21/2016: Audit agrees with lender in the event statement 4 of the 2013 returns are received and are similar to 2012 returns. Cannot make that determination without the statement.
DTI is lower than guideline maximum DTI 25.72% < 43%; FICO is higher than guideline minimum FICO 790 > 680 Guideline minimum; No Mortgage Lates 12 months history 0x30
110836715	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not in the file.		12/08/2014: CDA provided reflecting reconciled value of $685,000 or 0% variance. Condition cleared.			DTI is lower than guideline maximum 37.19% compared to 43%; FICO is higher than guideline minimum 796 compared to 700.; LTV is lower than guideline maximum 70% compared to 75%.
110836715	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													A	A	RA	A	A	RESPA	Lender refund to RESPA violation not completed within 30 days of closing
The GFE reflects a credit per instructions in the amount of $1,100.00.  A comparison of charges on the Good Faith Estimate and HUD-1 after review of the closing documents determined that a refund is due based on the comparison of the last GFE and HUD-1. The refund was to be provided within 30 days of closing along with a revised HUD-1. Please provide proof of refund and revised HUD-1. Additional conditions may apply.
																											12/05/2014: Final HUD-1 indicates a refund credit of $1100 loan will be rated a Fitch B.			DTI is lower than guideline maximum 37.19% compared to 43%; FICO is higher than guideline minimum 796 compared to 700.; LTV is lower than guideline maximum 70% compared to 75%.
110836715	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													A	A	RA	A	A	Legal Documents	Missing Documentation
Missing evidence of a recorded mortgage, a final title policy with recorded data, closing instructions reflecting mortgage to be recorded or statement from the title company stating the documents have been sent for recording.
																											12/08/2014: Closing instructions provided indicates the title company to send docs for recording. Condition cleared.			DTI is lower than guideline maximum 37.19% compared to 43%; FICO is higher than guideline minimum 796 compared to 700.; LTV is lower than guideline maximum 70% compared to 75%.
110836715	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													A	A	RA	A	A	Federal Consumer Protection	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	The right to receive the appraisal disclosure in the file is dated 10/09/14 and the application date is 08/25/14.		12/08/2014: Evidence provided to indicate the appraisal disclosure was provided within 3 business days of the application. Condition cleared.			DTI is lower than guideline maximum 37.19% compared to 43%; FICO is higher than guideline minimum 796 compared to 700.; LTV is lower than guideline maximum 70% compared to 75%.
110836715	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Title	Missing copy of title	Missing copy of the prelim title for$ $XXX,XXX.XX. The amended preliminary title report in the file does not show the amount of coverage for the subject property.		12/10/2014: Received title policy which reflects loan amount of $XXX,XXX. Condition cleared.			DTI is lower than guideline maximum 37.19% compared to 43%; FICO is higher than guideline minimum 796 compared to 700.; LTV is lower than guideline maximum 70% compared to 75%.
300006279	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		15.26.16 A CDA was provided with a value of $1,070,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300006315	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09/22/2016: A CDA report reflecting a value $1,850,000 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
300006334	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/21/2016: A CDA report reflecting a value $4,200,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 745.; Reserves are higher than guideline minimum  UW Guides require 6 months reserves, loan qualified with 157.7 months reserves; Years on Job Borrower has 9 years Self Employed

300006334	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Servicing Disclosure Statement	The Servicing Disclosure Statement is missing from the file.		09/22/2016: Received evidence Borrower was provided with Servicing Disclosure Statement within 3 days of application date. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 745.; Reserves are higher than guideline minimum  UW Guides require 6 months reserves, loan qualified with 157.7 months reserves; Years on Job Borrower has 9 years Self Employed

300006337	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		11/01/2016: CDA provided reflecting a value of $1,165,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 712; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 120.70 months reserves

300006337	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	Missing evidence of taxes and insurance for rental listed on REO section of application.		11/07/2016: Property was sold 1 week after subject closing. Borrower has 120 months reserves which is sufficient to exclude payment of REO. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 712; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 120.70 months reserves

300006337	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	General Compliance	Flood Notice is not signed by all applicants.	Flood Notice is not signed by all applicants.		11/07/2016: Received executed flood notice. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 712; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 120.70 months reserves

300006337	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	Federal Consumer Protection	Flood Insurance required to be escrowed post 1/1/2016	Property is located in a flood zone and flood insurance is not escrowed. Missing letter to the borrower giving them the option to escrow.		11/07/2016: Received evidence received notice of option to escrow flood insurance dated 5/4/2016. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 712; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 120.70 months reserves

300006346	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	The CDA was not provided.		09/22/2016: A CDA report reflecting a value $2,400,000 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
300006351	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		10.25.16 A CDA was provided with a value of $2,651,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.79; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 728; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 178.30 months reserves

300006376	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		10/21/2016: CDA provided reflecting a value of $1,150,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300006527	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	Missing a CDA report.		10/21/2016: CDA provided reflecting a value of $1,075,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 LTV is lower than guideline maximum : UW Guides maximum CLTV of 80%, loan qualified with CLTV of 74.23%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 720.30 months reserves; Years Self Employed Borrower has 20 years self employed

300006527	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Failure to obtain Credit Report	Credit report was not included in the loan file. Upon receipt and review additional conditions may apply.		10/25/2016: Received and reviewed credit report. Condition cleared.
 LTV is lower than guideline maximum : UW Guides maximum CLTV of 80%, loan qualified with CLTV of 74.23%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 720.30 months reserves; Years Self Employed Borrower has 20 years self employed

300006527	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing asset documentation	Missing current complete asset statements to support assets noted on the loan application.		10/24/2016: Received and reviewed asset documentation. Sufficient cash to close and reserves verified. Condition cleared.
 LTV is lower than guideline maximum : UW Guides maximum CLTV of 80%, loan qualified with CLTV of 74.23%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 720.30 months reserves; Years Self Employed Borrower has 20 years self employed

300006527	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Third Party Fraud Tool (Report)	Missing third party fraud tool report.		10/25/2016 Audit reviewed the third party fraud tool and all red flags are cleared.
 LTV is lower than guideline maximum : UW Guides maximum CLTV of 80%, loan qualified with CLTV of 74.23%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 720.30 months reserves; Years Self Employed Borrower has 20 years self employed

300006533	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/22/2016: A CDA report reflecting a value $2,155,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300006536	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		10.25.16 A CDA was provided with a value of $1,400,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
 FICO is higher than guideline minimum 767 FICO is higher that guideline minimum 680; Reserves are higher than guideline minimum Borrower has $537697.96 excess reserves.; Years on Job Borrower on job 12 years

300006536	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	FEMA	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		10/31/2016: Received post disaster inspection reflecting no damage. Condition cleared.
 FICO is higher than guideline minimum 767 FICO is higher that guideline minimum 680; Reserves are higher than guideline minimum Borrower has $537697.96 excess reserves.; Years on Job Borrower on job 12 years

300006536	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Failure to obtain Credit Report	Please provide credit report from origination.		10/25/2016: Received origination credit report. Condition cleared.
 FICO is higher than guideline minimum 767 FICO is higher that guideline minimum 680; Reserves are higher than guideline minimum Borrower has $537697.96 excess reserves.; Years on Job Borrower on job 12 years

300006536	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													B	B	CB	B	B	Income/Employment	Failure to obtain Employment Verification	A verification of employment within 90 days of the note date was not provided.
11/02/2016: Two years’ income documentation provided in accordance with lender guidelines supports stable employment history. Additionally, a post close VOE was provided further evidencing employment status.

 FICO is higher than guideline minimum 767 FICO is higher that guideline minimum 680; Reserves are higher than guideline minimum Borrower has $537697.96 excess reserves.; Years on Job Borrower on job 12 years

300006536	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing asset documentation	Asset documentation in file are dated 1 year after the loan closing, asset documentation at the time of loan origination was not provided.		10/25/2016: Received and reviewed asset documentation. Sufficient reserves are verified. Condition cleared.
 FICO is higher than guideline minimum 767 FICO is higher that guideline minimum 680; Reserves are higher than guideline minimum Borrower has $537697.96 excess reserves.; Years on Job Borrower on job 12 years

300006536	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Third Party Fraud Tool (Report)	Missing third party fraud tool.		10/25/2016 Audit reviewed the third party fraud tool and all red flags are cleared.
 FICO is higher than guideline minimum 767 FICO is higher that guideline minimum 680; Reserves are higher than guideline minimum Borrower has $537697.96 excess reserves.; Years on Job Borrower on job 12 years

300006539	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.		10.25.16 A CDA was provided with a value of $1,140,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300006597	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		10/21/2016: CDA provided reflecting a value of $1,470,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.96%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 770.; Reserves are higher than guideline minimum UW Guides require6 months reserves, loan qualified with 393.40 months reserves

300006597	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	FEMA	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		10/31/2016: Received post disaster inspection reflecting no damage. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.96%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 770.; Reserves are higher than guideline minimum UW Guides require6 months reserves, loan qualified with 393.40 months reserves

300006597	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Good Faith Estimate	Missing GFE indicating that the loan amount increased from $1,087,500 to $1,160,000. Loan closed with loan amount of $1,160,000.		10/26/2016: Received GFE reflecting change in loan amount. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.96%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 770.; Reserves are higher than guideline minimum UW Guides require6 months reserves, loan qualified with 393.40 months reserves

300006597	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Changed Circumstance form	Missing re-disclosure reflecting the loan amount increase.		10/26/2016: Received Change in Circumstance reflecting change in loan amount. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.96%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 770.; Reserves are higher than guideline minimum UW Guides require6 months reserves, loan qualified with 393.40 months reserves

300006608	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Legal Documents	Failure to Obtain Second Lien Note	Please provide 2nd lien note.		09/22/2016: Received second mortgage lien note. Condition cleared,
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 718; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 332.10 months reserves; Years in Field Borrower has 20 years in Field.

300006608	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/19/2/2016: CDA provided reflecting a value of $2,850,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 718; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 332.10 months reserves; Years in Field Borrower has 20 years in Field.

300006618	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.
10/27/2016: CDA provided reflecting reconciled value of $1,335,000 at 0% variance is deemed acceptable. Condition cleared.10/21/2016:  Received Collateral DNA.  CDA report not provided.  Condition remains.

300012519	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		10.24.16 A CDA was provided with a value of $2,675,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300012556	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		10.25.16 A CDA was provided with a value of $1,800,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 7%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 786; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 125 months reserves

300012556	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	Federal Consumer Protection	Missing HUD Homeownership Organization Counseling Disclosure	Missing the HUD Homeownership Organization Counseling Disclosure.		10/28/2016: Received evidence Borrower was provided with the HUD Homeownership Counseling Disclosure within 3 days of application date. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 7%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 786; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 125 months reserves

300012599	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		10.25.16 A CDA was provided with a value of $530,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300012609	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		10.25.16 A CDA was provided with a value of $1,042,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 83.4 months reserves

300012609	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Income/Employment	Failure to obtain Income Documentation	Missing the Borrower's 2013 W2. QM requires prior two years W2's for base employment income verification.		10/28/2016: Received Borrower's 2013 W-2. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 83.4 months reserves

300012653	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Verification of Taxes and Insurance amounts for Rental Property	Missing verification of taxes for second rental property listed on final application.		09/22/2016: Insurance for property #2 on final 1003 was provided in original loan file. Received evidence of taxes. Condition cleared.
300012653	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided		09/22/2016: CDA provided reflecting a value of $1,250,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300012660	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		09/21/2016: A CDA report reflecting a value $500,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
300012660	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	FEMA	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		09/23/2016: Received post disaster inspection reflecting no damage. Condition cleared.
300012677	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	FEMA	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		09/26/2016: Received post disaster inspection reflecting no damage. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 9.72%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 803; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 24 months reserves; Years in Field Borrower has 13 years in Field

300012677	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	Missing CDA.		09/20/2/2016: CDA provided reflecting a value of $750,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 9.72%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 803; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 24 months reserves; Years in Field Borrower has 13 years in Field

300012681	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	CO-Borrower credit report dated greater than 120 days from Note date	Co-Borrower's credit report is dated XX/XX/XXXX is greater than 120 days from note date.		10/28/2016: Received acceptable origination credit report. Condition cleared.			FICO is higher than guideline minimum 787 FICO > 680 FICO Minimum; No Mortgage Lates 0x30 Mortgage- 49 months; Reserves are higher than guideline minimum 350 months reserves > 6 Mos Reserve threshold
300012681	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Borrower credit report dated greater than 120 days from Note date	Borrower's credit report is dated XX/XX/XXXX. Loan closed XX/XX/XXXX- greater than 120 days from Note date.		10/28/2016: Received acceptable origination credit report. Condition cleared.			FICO is higher than guideline minimum 787 FICO > 680 FICO Minimum; No Mortgage Lates 0x30 Mortgage- 49 months; Reserves are higher than guideline minimum 350 months reserves > 6 Mos Reserve threshold
300012681	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		10.27.16 A CDA was provided with a value of $1,400,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.			FICO is higher than guideline minimum 787 FICO > 680 FICO Minimum; No Mortgage Lates 0x30 Mortgage- 49 months; Reserves are higher than guideline minimum 350 months reserves > 6 Mos Reserve threshold
300012706	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09/20/2/2016: CDA provided reflecting a value of $1,550,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300012706	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	FEMA	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		09/26/2016: Received post disaster inspection reflecting no damage. Condition cleared.
300012716	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA was not provided.		10/21/2016: CDA provided reflecting a value of $1,480,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum DTI of 38.48 < 43; FICO is higher than guideline minimum FICO of 780 > 680; Reserves are higher than guideline minimum Reserves 43.20 > 6
300012716	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	Missing evidence of taxes and insurance for REO #1 and #2 listed on final application.		10/28/2016: Received evidence of taxes, insurance and HOA dues. Recalculated DTI is < 43%. Condition cleared.			DTI is lower than guideline maximum DTI of 38.48 < 43; FICO is higher than guideline minimum FICO of 780 > 680; Reserves are higher than guideline minimum Reserves 43.20 > 6
300012726	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not in the file.	11/01/2016: CDA
11/01/2016: A CDA report reflecting a value $1,325,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.10/28/2016:  Received Collateral DNA.  A CDA report not provided.  Condition remains.

 LTV is lower than guideline maximum Guidelines allow 80% LTV, the subject LTV is 47.17%; No Mortgage Lates The borrowers history is was 12 months reviewed, 0x30; Reserves are higher than guideline minimum Guidelines require 12 months reserves, the borrower's verified reserves are 19 months

300012745	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared													A	A	RA	A	A	TILA	Missing ARM Loan Program Disclosure	ARM Loan Program Disclosure is not dated.		10/28/2016: Received evidence Borrower was provided ARM Disclosure within 3 days of application date. Condition cleared.			FICO is higher than guideline minimum 752 > 680; LTV is lower than guideline maximum 70% vs. 80%; No Mortgage Lates 0x30
300012745	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		10.25.16 A CDA was provided with a value of $935,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.			FICO is higher than guideline minimum 752 > 680; LTV is lower than guideline maximum 70% vs. 80%; No Mortgage Lates 0x30
300012745	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing asset documentation	Assets located in the loan file are outdated. Updated statements are required.		10/24/2016: Received and reviewed assets documents. Sufficient cash to close and reserves verified. Condition cleared.			FICO is higher than guideline minimum 752 > 680; LTV is lower than guideline maximum 70% vs. 80%; No Mortgage Lates 0x30
300012745	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	CO-Borrower credit report dated greater than 120 days from Note date	Missing an updated credit report.		10/24/2016: Received credit report for Co-borrowers 2 & 3. Condition cleared.			FICO is higher than guideline minimum 752 > 680; LTV is lower than guideline maximum 70% vs. 80%; No Mortgage Lates 0x30
300012745	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Borrower credit report dated greater than 120 days from Note date	Missing an updated credit report.
10/24/2016:  Located Borrower credit report with other trailing documents.  Condition cleared.10/24/2016:  Received credit report for Co-borrowers 2 & 3.  Did not receive credit report for Borrower.  Condition remains.
FICO is higher than guideline minimum 752 > 680; LTV is lower than guideline maximum 70% vs. 80%; No Mortgage Lates 0x30
300012745	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Third Party Fraud Tool (Report)	Loan file is missing third party fraud tool		10/24/2016 Audit reviewed the third party fraud tool and all red flags are cleared.			FICO is higher than guideline minimum 752 > 680; LTV is lower than guideline maximum 70% vs. 80%; No Mortgage Lates 0x30
300012745	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	Missing sufficient evidence of Taxes and Insurance for all REO properties.	NEW CREDIT FILE UPLOADED
11/02/2016:  Audit reviewed documents and used industry standard of .0035 for insurance.  Condition cleared.11/02/2016:  Received evidence of taxes & insurance for Co-Borrower's properties #2, #3 & #5.  Missing insurance for Co-borrower's primary residence and property #4 on final 1003.  Condition remains.10/26/2016:  Audit reviewed the lender rebuttal and found no attachment to download.  Condition remains.
FICO is higher than guideline minimum 752 > 680; LTV is lower than guideline maximum 70% vs. 80%; No Mortgage Lates 0x30
300012745	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Evidence REO Property is Owned Free and Clear	The Schedule of Real Estate Owned reflects two REO properties marked free and clear. There is no documentation in the loan file to support properties are mortgage free.	NEW CREDIT FILE UPLOADED
11/02/2016:  Received evidence property #2 is free & clear.  Payment added to property #4.  Condition cleared10/26/2016:  Audit reviewed the lender rebuttal and found no attachment to download.  Condition remains.
FICO is higher than guideline minimum 752 > 680; LTV is lower than guideline maximum 70% vs. 80%; No Mortgage Lates 0x30
300012745	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Lease agreement	The loan file was approved using rental income from additional REO. The loan file does not contain current lease agreements in order to adequately document rental income.	NEW CREDIT FILE UPLOADED	11/02/2016: Audit reviewed documents provided. Condition cleared.10/26/2016: Audit reviewed the lender rebuttal and found no attachment to download. Condition remains.			FICO is higher than guideline minimum 752 > 680; LTV is lower than guideline maximum 70% vs. 80%; No Mortgage Lates 0x30
300012751	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		10/21/2016: CDA provided reflecting a value of $1,550,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300012751	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared													A	A	RA	A	A	Federal Consumer Protection	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA missing from loan file.		10/26/2016: Received evidence Borrower was provided with FACTA notice within 3 days of application date. Condition cleared.
300012751	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared													A	A	RA	A	A	TILA	Missing ARM Loan Program Disclosure	ARM loan program disclosure missing from the loan file.		10/26/2016: Received evidence Borrower was provided with the ARM Disclosure within 3 days of application date. Condition cleared.
300012751	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared													A	A	RA	A	A	RESPA	Servicing Disclosure Statement not provided within 3 business days of application date.	Missing Servicing Disclosure Statement within 3 business days of application date of 10/10/2012. Disclosure in file dated 11/1/2012.		10/26/2016: Received evidence Borrower was provided with Servicing Disclosure Statement within 3 days of application date. Condition cleared.
300012751	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared													A	A	RA	A	A	TILA	Missing Initial Truth in Lending (Lender Disclosure)	Missing initial TIL from the loan file.		10/26/2016: Received evidence Borrower was provided with initial TIL within 3 days of application date. Condition cleared.
300012758	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		10.24.16 A CDA was provided with a value of $1,100,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300034794	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report not provided in file	07/20/2015: CDA	07/20/2015: A CDA report reflecting a value of $2,150,000 which is a 0% variance was provided. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.74%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 780; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 26.50 months reserves

300034794	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Documentation	Evidence home equity line is closed not provided in file.
08/13/2015: attached please find record from the county showing the lien was released on XX/XX/XXXX. also provided a letter from lien holder showing the release was sent to the county. And a copy of the mortgage showing the line was attached to the outgoing property.08/03/2015: a recent credit report showing the HELOC has no activities. it is safe to assume that the borrower has no intention of utilizing the line. It's a dormant account. in addition, this is a purchase transaction. How will this HELOC affect our position.

08/13/2015: Audit review of letter of Release reflects account/loan number same as credit report account number for departing property. Documentation submitted is deemed acceptable. Condition cleared.  08/03/2015: Audit review of recent credit report documentation submitted does not clear the condition. Provide evidence of what property it's tied to and evidence of Note to qualify with payment OR evidence it is completely closed. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.74%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 780; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 26.50 months reserves

300034794	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Income/Employment	Missing income documentation	The Lender's approval requires a written Verification of Employment which is not provided in file.	07/16/2015: VOE via the XXXXXXXX	07/16/2015: Audit review of the VOE from the XXXXXXX, dated XX/XX/XXXX, documentation submitted was within 10 days prior to the Note date of XX/XX/XXXX. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.74%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 780; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 26.50 months reserves

300034794	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Evidence REO Property is Owned Free and Clear	Evidence departing property is free & clear not provided in file.	07/17/2015: per county, there is no lien on the property. 07/16/2015: the HOI not showing any lien holder.
07/17/2015: Audit review of county property detail screen reflects no mortgages, documentation submitted is deemed acceptable. Condition cleared.  07/16/2015: Audit has received the HOI declarations stating there is no mortgage; however, there could be a privately held mortgage on the property, so the only way to verify is a property profile report showing no mortgage was recorded. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.74%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 780; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 26.50 months reserves

300034794	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Income/Employment	Missing K-1	2014 K-1's from businesses B & C on borrower's 2014 tax return Schedule E Part II not provided in file.	08/03/2015: These 2 are publicly traded. please refer to page 1 & page 3.
08/03/2015: Audit review of National Association of Publicly Traded Partnership reflects B & C entities on borrower's 2014 tax return Schedule E Part II, documentation submitted is deemed acceptable. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.74%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 780; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 26.50 months reserves

300034794	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Initial Escrow Account Disclosure	Initial Escrow Disclosure not provided in file.	08/03/2015: signed Initial Escrow Account Disclosure	08/03/2015: Audit review of signed Initial Escrow Account Disclosure documentation submitted is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.74%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 780; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 26.50 months reserves

300034794	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													A	A	RA	A	A	RESPA	Affiliated Business Disclosure not executed	The Affiliated Business Disclosure in the file is not executed by the Borrower and Co-borrower	08/03/2015: signed Affiliated Business Disclosure	08/03/2015: Audit review of signed Affiliated Business Disclosure, dated 07/30/2015, submitted is deemed acceptable, condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.74%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 780; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 26.50 months reserves

300034794	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													A	A	RA	A	A	RESPA	Servicing Disclosure Statement not provided within 3 business days of application date.	The Servicing Disclosure Statement in the file is dated 04/29/2015 which is greater than 3 days from the application date.	07/16/2015: please refer to page 12
07/16/2015: Audit has re-analyzed the loan documents and determined that a print screen confirming the Application registration was on 04/24/2015. Initial Disclosures were originally sent out on 11/03/2014 without a property address. Initial Disclosure were re-sent when all loan parameters were met. Initial Disclosure were within 3 days from the application date 04/24/2015. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.74%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 780; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 26.50 months reserves

300034794	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													A	A	RA	A	A	RESPA	Affiliated Business Disclosure not provided within 3 business days of application date.	The Affiliated Business Disclosure in the file is dated 04/29/2015 which is greater than 3 days from the application date.	07/16/2015: please refer to page 24.
07/16/2015: Audit has re-analyzed the loan documents and determined that a print screen confirming the Application registration was on 04/24/2015. Initial Disclosures were originally sent out on 11/03/2014 without a property address. Initial Disclosure were re-sent when all loan parameters were met. Initial Disclosure were within 3 days from the application date 04/24/2015. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.74%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 780; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 26.50 months reserves

300034794	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													A	A	RA	A	A	RESPA	Special Information Booklet not provided within 3 business days of application date.	The Special Information Booklet in the file is dated 04/29/2015 which is greater than 3 days from the application date.	07/16/2015: page 34
07/16/2015: Audit has re-analyzed the loan documents and determined that a print screen confirming the Application registration was on 04/24/2015. Initial Disclosures were originally sent out on 11/03/2014 without a property address. Initial Disclosure were re-sent when all loan parameters were met. Initial Disclosure were within 3 days from the application date 04/24/2015. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.74%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 780; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 26.50 months reserves

300034794	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													A	A	RA	A	A	TILA	Initial TIL not provided within 3 Business days of application – MDIA violation (Lender Disclosure)	The initial TIL in the file is dated 04/29/2015 which is greater than 3 days from the application date.	07/16/2015: starting from page 6
07/16/2015: Audit has re-analyzed the loan documents and determined that a print screen confirming the Application registration was on 04/24/2015. Initial Disclosures were originally sent out on 11/03/2014 without a property address. Initial Disclosure were re-sent when all loan parameters were met. Initial Disclosure were within 3 days from the application date 04/24/2015. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.74%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 780; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 26.50 months reserves

300034794	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													A	A	RA	A	A	Federal High-Cost	HUD Homeownership Counseling Disclosure not provided within 3 days of application	The HUD Homeownership Counseling Disclosure in the file is dated 04/29/2015 which is greater than 3 days from the application date.	07/16/2015: please refer to page 31
07/16/2015: Audit has re-analyzed the loan documents and determined that a print screen confirming the Application registration was on 04/24/2015. Initial Disclosures were originally sent out on 11/03/2014 without a property address. Initial Disclosure were re-sent when all loan parameters were met. Initial Disclosure were within 3 days from the application date 04/24/2015. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.74%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 780; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 26.50 months reserves

300041036	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.		09/21/2016: A CDA report reflecting a value $625,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
 CLTV is lower than guideline maximum Loan qualified with CLTV 06 57.20%.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.50%; Years in Field Borrower has 40 years in Field.

300041036	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Failure to obtain Credit Report	Credit report not provided in file.		09/23/2016: Received current acceptable credit report. Condition cleared.
 CLTV is lower than guideline maximum Loan qualified with CLTV 06 57.20%.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.50%; Years in Field Borrower has 40 years in Field.

300041036	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													B	B	CB	B	B	Income/Employment	Failure to obtain Employment Verification	Verification of self employment for the borrower within 90 days of the note date was not provided.		10/05/2016: Received CPA letter. Condition cleared.09/26/2016: Client requested CPA letter or business license09/23/2016: Pending exception from client
 CLTV is lower than guideline maximum Loan qualified with CLTV 06 57.20%.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.50%; Years in Field Borrower has 40 years in Field.

300041036	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing asset documentation	Asset documentation not provided in file. Missing verification of $12,923.44 or 6 months of reserves.		09/23/2016: Received asset documentation with sufficient reserves. Condition cleared.
 CLTV is lower than guideline maximum Loan qualified with CLTV 06 57.20%.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.50%; Years in Field Borrower has 40 years in Field.

300041036	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Third Party Fraud Tool (Report)	Loan file is missing third party fraud tool.		09/23/2016 Audit reviewed the third party fraud tool and all red flags are cleared.
 CLTV is lower than guideline maximum Loan qualified with CLTV 06 57.20%.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.50%; Years in Field Borrower has 40 years in Field.

300041036	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Acknowledged													B	B	CB	B	B	Income/Employment	Missing K-1	Added 09/26/2016: Missing 2011 & 2012 K-1's for Partnership on 2012 Schedule E Part II. If 25% or greater ownership 2 years business tax returns will also be required.
10/06/2016: Loan is a NOO and the income was not used to qualify.  Was able to determine no losses from the personal 1040's. Client acknowledges the missing K-1's does not materially affect the borrower's ability to repay the subject loan. Loan will be rated a B for all agencies. 10/05/2016:  Pending exception from client
																												Exception	Originator
 CLTV is lower than guideline maximum Loan qualified with CLTV 06 57.20%.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.50%; Years in Field Borrower has 40 years in Field.

300041067	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		09/20/2/2016: CDA provided reflecting a value of $1,875,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 LTV is lower than guideline maximum The LTV is 60%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 105.60 months reserves; Years Self Employed The borrower has been self employed for 21 years.

300041067	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Failure to obtain Credit Report	The credit report is dated > 3 months from application.		09/23/2016: Received current acceptable credit report. Condition cleared.
 LTV is lower than guideline maximum The LTV is 60%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 105.60 months reserves; Years Self Employed The borrower has been self employed for 21 years.

300041067	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													B	B	CB	B	B	Income/Employment	Failure to obtain Employment Verification	Verification of borrower's self-employment within 90 days of the Note date was not provided.
9/30/2016:  Lender documented a full 2 years of income in the loan file and provided a post-closing business license to further support the borrower’s self-employment.  Loan will be rated a B for all agencies.09/26/2016:  Client reviewed exception and wants either a CPA letter or a Business License.  Condition remains.09/23/2016:  Pending exception from client

 LTV is lower than guideline maximum The LTV is 60%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 105.60 months reserves; Years Self Employed The borrower has been self employed for 21 years.

300041067	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing asset documentation	Assets in file were not all within 90 days of the application, some assets were over 1 year old.		09/23/2016: Received current acceptable asset documentation. Condition cleared.
 LTV is lower than guideline maximum The LTV is 60%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 105.60 months reserves; Years Self Employed The borrower has been self employed for 21 years.

300041128	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		10.26.16 A CDA was provided with a value of $915,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300041131	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA was not provided.
10.25.16 A CDA was provided with a value of $1,170,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared. 10/21/2016:  Received Collateral DNA.  A CDA report not provided.  Condition remains.

300041132	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file
09/22/2016: Full appraisal report provided. Pending appraisal review.09/26/2016: A CDA report reflecting a value $1,050,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared

300041147	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.
11/11/2016:  Received corrected appraisal.  Condition cleared.11/03/2016:  Received review appraisal with a value of $1,200,000.  Appraiser to address item numbers 14, 15, 17, 23, 24.  Condition remains.10.27.16 A CDA was provided with a value of $1,000,000 with a variance of -16.7%. CDA not within acceptable tolerance. Please provide field review.
DTI is lower than guideline maximum DTI 22.03 <43.00; FICO is higher than guideline minimum FICO 684 > 680; Reserves are higher than guideline minimum Reserves > 6 months
300041147	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Verification of Taxes and Insurance amounts for Rental Property	Missing evidence of taxes and insurance for REO property #2 listed on final loan application.		11/01/2016: Received evidence of taxes & insurance. Condition cleared.			DTI is lower than guideline maximum DTI 22.03 <43.00; FICO is higher than guideline minimum FICO 684 > 680; Reserves are higher than guideline minimum Reserves > 6 months
300041172	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was missing from the loan file.		10.26.16 A CDA was provided with a value of $500,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300041187	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/19/2/2016: CDA provided reflecting a value of $1,150,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300041188	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		09/20/2/2016: CDA provided reflecting a value of $1,800,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300041193	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided
11/01/2016: CDA provided reflecting a value of $795,888,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.10/31/2016:  Received Collateral DNA.  A CDA report not provided.  Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 62.82%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 158 months reserves

300041193	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	DTI	DTI Exceeds Guidelines
Calculated DTI 49.67 > 43 max DTI per guidelines.  The lender did not include the subject monthly HOA fee ($605) or guarantors other monthly mortgage payment noted on the credit report in the amount of $2,153.
11/02/2016: Audit reviewed tax returns. Property is included in partnership and should not be listed with real estate owned. Recalculated DTI with HOA dues is 38.12%. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 62.82%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 158 months reserves

300041193	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Legal Documents	Failure to obtain Documentation	Mortgage in the amount of $288,207 with a monthly payment of $2153 is reflected on the credit report but not matched any REO's listed on the application.		11/02/2016: Audit reviewed tax returns. Property is included in partnership and should not be listed with real estate owned. Taxes & insurance are on tax returns. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 62.82%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 158 months reserves

300041193	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing payment history	Missing payment for retained departure residence		11/02/2016: Evidence for payment & 32 month history provided. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 62.82%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 158 months reserves

300041193	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	Missing evidence of retained departure residence taxes and insurance.		11/02/2016: Received evidence of taxes & insurance for departing residence. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 62.82%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 158 months reserves

300041193	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared													A	A	RA	A	A	TILA	Missing ARM Loan Program Disclosure	Missing ARM Loan program disclosure		11/01/2016: Received evidence Borrower was provided ARM Disclosure within 3 days of application date. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 62.82%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 158 months reserves

300041205	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		10.26.16 A CDA was provided with a value of $550,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300041205	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	FEMA	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		11/02/2016: Received post disaster inspection reflecting no damage. Condition cleared.
300041223	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Evidence REO Property is Owned Free and Clear	Missing evidence that property number two listed in REO section of final application is owned free and clear.	11/01/2016: Attached is the property profile
11/01/2016: Audit reviewed the property profile for REO #2 on 1003, and has determined that the only mortgage information reflect is for the PRIOR owner. Borrower (current owner) has no mortgage of record. Condition cleared.
DTI is lower than guideline maximum DTI 18.56 < 43.; FICO is higher than guideline minimum FICO 734 > 680.; Reserves are higher than guideline minimum Reserves 281 > 6 mos.
300041223	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Verification of Taxes and Insurance amounts for Rental Property	Missing evidence of property taxes for property number two listed in REO section of final application.	11/01/2016: Attached is the property profile	11/01/2016: Audit reviewed the property profile for REO #2 on 1003, and has determined that the tax information reflected on said document is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum DTI 18.56 < 43.; FICO is higher than guideline minimum FICO 734 > 680.; Reserves are higher than guideline minimum Reserves 281 > 6 mos.
300041223	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.	11/01/2016: CDA
11/01/2016: :  A CDA report reflecting a value $950,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.10/28/2016:  Received Collateral DNA.  A CDA report was not provided.  Condition remains.
DTI is lower than guideline maximum DTI 18.56 < 43.; FICO is higher than guideline minimum FICO 734 > 680.; Reserves are higher than guideline minimum Reserves 281 > 6 mos.
300041248	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/19/2/2016: CDA provided reflecting a value of $718,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.01%.; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 367.40 months reserves.

300041248	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Failure to obtain Credit Report	Credit report in file is dated approximately 140 days aged from closing.		09/22/2016: Received acceptable credit report. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.01%.; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 367.40 months reserves.

300041248	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing asset documentation	Asset documentation provided in file was greater than 90 days old at closing.		09/22/2016: Received current asset documentation with sufficient reserves. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.01%.; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 367.40 months reserves.

300041248	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Evidence REO Property is Owned Free and Clear	Missing evidence REO properties 3 and 4 reflected on the final 1003 are owned free and clear.		09/22/2016: Received evidence both properties are free & clear. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.01%.; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 367.40 months reserves.

300041282	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	Missing a CDA report.		10.24.16 A CDA was provided with a value of $879,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300041309	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/19/2/2016: CDA provided reflecting a value of $549,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300041309	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing asset documentation	Asset verification provided in file are aged 3 years from origination. Pending asset verification at time of origination.
09/20/2016:  Rejected in error.  Documentation provided is sufficient.  Condition cleared.09/20/2016:  Received the following bank statements as listed on the final 1003:  #1 page 1 of 3, #2 page 1 of 3, #3 page 1 of 5, #4 page 1 of 4, #5 XX/XX/XXXX statement and #6 page 1 of 15.  All pages for each account are required.  Account #5 is acceptable.  Condition remains.

300041309	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Borrower credit report dated greater than 120 days from Note date	Borrower and CoBorrower credit report in file dated XX-XX-XXXX. Pending credit report at time of origination.		09/20/2016: Received current credit report. Condition cleared.
300041309	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared													A	A	RA	A	A	RESPA	Failure to Obtain Final HUD-1	HUD1 in file marked final is not signed by the borrowers or closing agent or stamped as true certified copy.		09/20/2016: Settlement statement provided is acceptable per Compliance. Condition cleared.
300073406	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing evidence of flood insurance	Application for flood insurance provided. Missing evidence of active flood policy.
10/16/2015: Active Flood Binder10/12/2015: loan is a purchase transaction. Flood app and verification of premium payment (it's on the HUD) are sufficient evidence of flood insurance for purchase transactions.

10/16/2015: Audit review of Active Flood Binder documentation submitted is deemed acceptable. Condition cleared.  10/12/2015: Audit reviewed the lender rebuttal and has determined that an Active Binder is required to validate renewal date, coverage, premium, etc. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of  80%, loan qualified with CLTV of  57.80%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 762; Years on Job Borrower has 19 years, 11 months on job

300073406	Underwriting Complete	SHQM	SHQM	Credit	Acknowledged													B	B	CB	B	B	Legal Documents	Document Error
The final TIL shows that someone buying the subject property may, subject to conditions assume the remainder of the loan on the original terms. The guidelines for lender state that assumption is not allowed.
																											11/04/2015: Client acknowledges condition.	Exception	Originator
 CLTV is lower than guideline maximum UW Guides maximum CLTV of  80%, loan qualified with CLTV of  57.80%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 762; Years on Job Borrower has 19 years, 11 months on job

300073406	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Insufficient Reserves
8.9 months reserves < 12 months reserves required per UW guides dated 03/24/2015. Audit verified $824,539.91 less EMD $5000 less CTC $756,083.48 = $63,456.43.  Reserves required $85,680.24.  Borrower is short $22,223.81
11/6/2015: Borrower's retirement statement as well as terms of withdrawal provided. Loan has sufficient reserves. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of  80%, loan qualified with CLTV of  57.80%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 762; Years on Job Borrower has 19 years, 11 months on job

300073406	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Income/Employment	Missing income documentation
Guidelines require for business with > 25% ownership, verification through a telephone listing and address for the borrower's business using a telephone book, the internet, or directory assistance. Additional conditions may apply.
10/16/2015: Self Employment VVOEs
10/16/2015: Audit reviewed Self Employment VVOE's for all business with > 25% ownership that were provided in the form of Work Number verifications, business licenses and CPA letter listing all businesses. Documentation submitted is deemed acceptable, condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of  80%, loan qualified with CLTV of  57.80%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 762; Years on Job Borrower has 19 years, 11 months on job

300073406	Underwriting Complete	SHQM	SHQM	Credit	Cleared													B	B	CB	B	B	Terms/Guidelines	Missing asset documentation
Lender's guidelines dated 03/24/15 allow the use of business funds for purchase with confirmation by CPA that the borrower has full access to funds and that the use of such funds will not adversely impact the business.  CPA letter stating use of funds will not adversely impact the business provided.  However, letter stating the borrowers have full access is not provided in file.  Each borrower is XX.XX% owner of the business.
11/05/2015: CPA letter provided stating both borrowers have full access to business funds and will not adversely affect the business. Letter obtained post-closing. Loan will be rated a B.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of  80%, loan qualified with CLTV of  57.80%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 762; Years on Job Borrower has 19 years, 11 months on job

300073406	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Mortgage/deed of trust legal description information	Exhibit A, legal description, to the mortgage not provided in file.	10/16/2015: DOT with Legal Description on Schedule A	10/16/2015: Audit review of Legal Description on Schedule A attached to Deed of Trust documentation submitted is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of  80%, loan qualified with CLTV of  57.80%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 762; Years on Job Borrower has 19 years, 11 months on job

300073406	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Income/Employment	Missing Income Tax Schedules	Missing 2013 business tax returns for business #5 on Co-borrower's Schedule E, statement 8 2013 tax return		10/30/2015: Received 2013 1065 returns. K-1 and returns were marked final. No further documentation required. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of  80%, loan qualified with CLTV of  57.80%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 762; Years on Job Borrower has 19 years, 11 months on job

300073406	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report not provided in file.		10/09/2015: CDA provided reflecting a value of $1,850,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of  80%, loan qualified with CLTV of  57.80%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 762; Years on Job Borrower has 19 years, 11 months on job

300130021	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		04/15/2015: CDA provided reflecting a value of $855,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 66.59%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.41%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 806

300130021	Underwriting Complete	SHQM	SHQM	Compliance	Acknowledged													B	B	RB	B	B	General Compliance	Flood Notice is not signed by all applicants.	The Flood Notice disclosure is not signed by the Co-Borrower.	04/19/2016: Co-Borrower did not sign notice as stated. However the flood declarations renewal identifies the insured as both borrower and co-borrower.	04/19/2016: Audit acknowledges that the Lender is unable to produce said document signed by co-borrower, and loan will be rated a B.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 66.59%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.41%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 806

300130021	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	Yes	Yes	Not Likely	Yes	No Cure once CD Issued	N/A	N/A	N/A	2	2	2	B	B	RB	B	B	TRID	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds the LE for services the borrower is permitted to shop for.		4/15/2016: Services provided on WLSP were not itemized. Loan will be rated a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 66.59%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.41%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 806

300130021	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	19)f)	N/A	3	2	2	A	A	RA	A	A	TRID	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
Credit report fee increased from $11 to 35.33, no change of circumstance was provided to document the increase.  Flood cert fee of $19.50 and tax service fee of $85 on CD was not disclosed on the LE, therefore, fees are subject to 0% tolerance. A refund of $128.83 is required.
04/19/2016: Flood Cert fee and Tax Service fee are disclosed correctly.
04/19/2016: Audit re-analyzed loan file, and has determined that a COC history was provided reflecting the increase of Credit Report fee on 02/29/2016.  All fees are within tolerance. Condition cleared.04/19/2016: Audit re-analyzed all LE's within the loan file, and has determined that the Flood Cert fee and the Tax Service Fee are listed under Section C then correctly placed in Section B of the CD, only subject to 10% tolerance.  No refund is required, as the amounts did not change from LE to CD. However, a Change of Circumstance is required for the Credit Report increase from $11 to $35. Condition remains for the COC.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 66.59%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.41%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 806

300130021	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	B	B	RB	B	B	TRID	Information required for General Information section not present in C.D.	Per 1026.38, the Settlement Agent file number is required to be entered in the General Information section on the final CD.
04/19/2016: Settlement agent file number is missing from the closing disclosure. The file can be identified using the property address and/or borrower(s) name. This does not appear to affect the salability of the loan.
04/19/2016: Audit review of missing Settlement Agent file number on CD is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 66.59%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.41%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 806

300130021	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B	TRID	Information required for CD 'Contact Information' section not completed, or completed in error	Per 1026.37(k) Name, address, email, phone must be provided on the final CD. The Lender's phone number is missing.		4/15/2016: Phone number not indicated on the contact information section is not considered material. Loan will be graded a B.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 66.59%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.41%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 806

300130021	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure once CD Issued	Outside of Scope	N/A	N/A	2	2	2	B	B	RB	B	B	TRID	Loan Estimate document error	Per 1026.37(k) Name, address, email, phone must be provided on the final CD. The Lender's phone number is missing.		4/15/2016: Phone number not indicated on the additional information about this loan is not considered material. Loan will be graded a B.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 66.59%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.41%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 806

300130021	Underwriting Complete	SHQM	SHQM	Credit	Acknowledged													B	B	CB	B	B	Terms/Guidelines	Underwriting Guidelines Breach
The Lender's guidelines, Section 14.5, require escrow for flood insurance, mortgage insurance and real estate taxes.  The Lender's approval requires a credit policy exception for escrow waiver of taxes.  Exception not provided in file.
																										04/19/2016: Please find uploaded credit policy exception waiver for escrow	04/22/2016: Audit acknowledges that the waiver of tax escrows is outside of guidelines. Loan will be graded a B.04/19/2016: Exception is pending review from client.	Exception	Originator
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 66.59%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.41%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 806

300130021	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Payoff Statement	The Lender's approval requires a payoff statement for both he 1st and 2nd mortgage liens. Only 1 payoff provided in file.	04/19/2016: Please find uploaded payoff statements for $326K and $244K as listed on CD	04/19/2016: Audit review of payoff statements for both liens were provided, documentation submitted is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 66.59%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.41%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 806

300132946	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	Assessor's Parcel Number is not consistent between Appraisal, Title and Mortgage.
04/25/2016: Despite the difference in the parcel IDs between the Appraisal, Title Commitment, and the mortgage. The county recognizes the subject property by the Legal Description instead. Page 1 is a screen short form the county identifying the subject property by the Legal Description rather than the Parcel ID. As a matter of fact, the Parcel ID is omitted. Page 2 to page 27 is the recorded mortgage. On page 17 is the Legal Description attached to the mortgage.
04/25/2016: Audit reviewed Lender Rebuttal, as well as the documentation submitted, and has determined that the county documentation is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788; No Mortgage Lates UW Guides require 0x30 late in the most recent 24 months, credit report verifies 51 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 100.90 months reserves

300132946	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													A	A	RA	A	A	General Compliance	General Compliance Exception	In order to use the electronic signatures, please provide copy of signed E-Sign Consent Form giving the Lender permission to do so.	04/25/2016: Please find uploaded screen shot with eConsent Acceptance Date of 03.01.16 and 03.02.16 for bother borrower and co-borrower	04/25/2016: Audit reviewed print screen for "eConsentAcceptance Date", and has determined that documentation submitted was deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788; No Mortgage Lates UW Guides require 0x30 late in the most recent 24 months, credit report verifies 51 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 100.90 months reserves

300132946	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Changed Circumstance form
Missing Changed Circumstance forms corresponding to Loan Estimates dated 03/01/2016 and 03/18/2016. 1st LE dated 03/01 shows 30 yr fixed and second LE dated 03/01 shows as 7/1 ARM and increase in credit report fee from LE dated 03/02 to LE dated 03/18.

04/25/2016: LE dated 3/1 represents the LE at time of loan registration and 2nd 3/1 LE represents COC for rate loan which corresponds to rate lock confirm. Please find uploaded change history form for additional LE history
04/25/2016: Audit reviewed Confirmation of terms and print screen history for 03/01/2016 and 03/18/2016, and has determined that documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788; No Mortgage Lates UW Guides require 0x30 late in the most recent 24 months, credit report verifies 51 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 100.90 months reserves

300132946	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													A	A	RA	A	A	Legal Documents	Inconsistent documentation	Second LE dated 03/01/2016 shows loan as locked, but LE dated 03/02/2016 shows loan as not locked. LE dated 03/18/2016 shows loan locked. Please provided explanation.	04/25/2016: Please find uploaded LE dated 3/1/16 evidencing rate as locked	04/25/2016: Audit reviewed of "Confirmation of your Interest Rate and Terms of your Loan" dated 03/01/2016 reflects loan was locked same day. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788; No Mortgage Lates UW Guides require 0x30 late in the most recent 24 months, credit report verifies 51 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 100.90 months reserves

300132946	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Material	Yes	Yes	Not Likely	yes	No Cure	TILA 130(b) - within 60 days of discovery	N/A Condition Cleared	N/A Condition Cleared	3	3	2	A	A	RA	A	A	TRID	Incorrect disclosure of Origination Charges - Section A	Application Fee in section A of CD shows paid Fee to Lender Affiliate and does not include who the fees were paid to. Additional conditions may apply.	04/25/2016: loan was originated as a retail loan. Payee info in Section A is not required as this is not a broker loan	04/25/2016: Audit reviewed Lender Rebuttal, and has determined that Section A fees listed are acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788; No Mortgage Lates UW Guides require 0x30 late in the most recent 24 months, credit report verifies 51 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 100.90 months reserves

300132946	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	No Cure	N/A Condition Cleared	N/A Condition Cleared	3	3	2	A	A	RA	A	A	TRID	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	WLSP not provided within three business days of application with initial or re disclosed LE's. Additional conditions may apply.	04/25/2016: please refer to page 140 from the upload.04/25/2016: attached please find the application package sent to borrower on 03.01.16. The Affiliate Business Statement starts on page 54
04/25/2016: Audit reviewed Lender Rebuttal, as well as the WLSP on page 140 of download, and has determined that the providers for fees in Section C were not listed on the WLSP. Condition cleared. 04/25/2016: Audit reviewed Lender Rebuttal, no WLSP exists therefore borrower was not permitted to shop and all fees should be in section B subject to 0% tolerance. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification is required. Additional conditions may apply.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788; No Mortgage Lates UW Guides require 0x30 late in the most recent 24 months, credit report verifies 51 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 100.90 months reserves

300132946	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B	TRID	Information required for CD 'Contact Information' section not completed, or completed in error	'Contact Information' section of CD does not list Name of company for Real Estate Broker (B) and Real Estate Broker (S).
04/25/2016: Although missing Real Estate company name from the buyers final CD the CD does provide RE brokers name, address and license. In addition find uploaded Sellers CD info which provides both Buyer and Seller Real Estate company name
04/25/2016: Audit review of missing LE/CD Contact Information, other than NMLS, is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788; No Mortgage Lates UW Guides require 0x30 late in the most recent 24 months, credit report verifies 51 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 100.90 months reserves

300132946	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	No Cure once CD Issued	Outside of Scope	N/A Condition Cleared	N/A Condition Cleared	3	3	2	A	A	RA	A	A	TRID	Loan Estimate document error	Application Fee in section A of LE shows paid Fee to Lender Affiliate and does not include who the fees were paid to. Additional conditions may apply.	04/25/2016: Loan closed as a retail loan and not as broker. Payee not required	04/25/2016: Audit reviewed Lender Rebuttal, and has determined that Section A fees listed are acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788; No Mortgage Lates UW Guides require 0x30 late in the most recent 24 months, credit report verifies 51 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 100.90 months reserves

300132946	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.		04/21/2016: CDA provided reflecting a value of $795,000.00 which is a -4.80% variance. Variance within acceptable tolerance. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788; No Mortgage Lates UW Guides require 0x30 late in the most recent 24 months, credit report verifies 51 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 100.90 months reserves

300140980	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	CDA report is missing from file.		05/25/2016: A CDA report reflecting a value $635,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.58%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784; Years on Job Borrower has 6.83 years on job

300140980	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													A	A	RA	A	A	General Compliance	General Compliance Exception	Borrower acknowledgement of Intent to Proceed with Loan Application not provided.	05/26/2016: Please find uploaded evidence of lenders acknowledgement of buyers intent to proceed via intro completed with borrower	05/26/2016: Audit reviewed Print screen, and has determined that an e-consent was provided within the loan file and print screen documents the borrowers intent to proceed. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.58%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784; Years on Job Borrower has 6.83 years on job

300140980	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													A	A	RA	A	A	General Compliance	General Compliance Exception 2	CD in file dated on note date is incomplete and missing data in several fields. Please provided verification/documentation that this CD was not provided to borrowers.	05/26/2016: this is prepared by the closing agent. Lender's CDs are identified by XXXXXXX at the bottom right of each page.	05/26/2016: Audit reviewed lender rebuttal, and has determined that it is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.58%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784; Years on Job Borrower has 6.83 years on job

300140980	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Rate Lock Agreement	The Rate Lock Agreement was not provided.	05/26/2016: rate lock	05/26/2016: Audit reviewed e-mail to borrower stating lock information, and has determined that the documentation is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.58%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784; Years on Job Borrower has 6.83 years on job

300140980	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	Yes	Yes	Not Likely	Yes	No Cure once CD Issued	N/A	N/A	N/A	2	2	2	B	B	RB	B	B	TRID	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.		05/25/2016: Services provided on WLSP were not itemized. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.58%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784; Years on Job Borrower has 6.83 years on job

300140980	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	19)f)	N/A	3	2	2	A	B	RA	A	A	TRID	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated 02/03/2016 does not reflect a Lender Inspection Fee of $160 with no resulting CoC for any subsequent disclosures. The final CD dated reflects a Lender Inspection Fee of $160 resulting in a $160 refund due for cure. The Lender Credit of $160 in Section J of CD is sufficient cure.
05/25/2016: The lender credit of $160 in section J is sufficient cure. The loan will be rated a B for Fitch and an A for all other agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.58%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784; Years on Job Borrower has 6.83 years on job

300140980	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B	TRID	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure dated XX/XX/XXXX Contact Information section is incomplete.  The Seller's Real Estate Broker phone number and State License ID are missing, The Buyer's Real Estate Broker email is missing and the Settlement Agency Contact NMLS and/or State ID Number is missing

05/26/2016: the final CD provides evidence of the NJ License ID for both Buyers and Seller Real Estate Broker . The requirement is for the NMLS or State license ID, as applicable. The CD provides or for the State License ID. In addition the Buyer's RE Broker's email address is listed as required.
05/26/2016: Audit review of missing LE/CD Contact Information, other than Lender or Broker NMLS, is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.58%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784; Years on Job Borrower has 6.83 years on job

300140980	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Failure to obtain Flood Certificate	A Flood Certificate for the subject property was not provided.	05/26/2016: Flood Certificate	05/26/2016: Audit review of Flood Certificate documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.58%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784; Years on Job Borrower has 6.83 years on job

300140980	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Documentation
Underwriting Conditions in file required copy of Closing Disclosure for previous primary residence to document net proceeds and evidence all liens are satisfied. If property is not sold, PITIA must be documented. The Closing Disclosure was not provided.
																										05/26/2016: equity statement	05/26/2016: Audit review of Equity Statement reflects sale of previous residence and net proceeds, documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.58%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784; Years on Job Borrower has 6.83 years on job

300140980	Underwriting Complete	SHQM	SHQM	Credit	Cleared													B	B	CB	B	B	Income/Employment	Missing income documentation	The Borrower's pay stub, last 2 years W-2's/tax returns were not provided. Additional conditions may apply.	05/26/2016: income docs: IRS transcripts in lieu of 1040s, paystubs, W2s
06/03/2016:  Lender guidelines require current tax returns or extension if after April 15ht.  Transcripts provided post close.  Loan will be rated a B.05/26/2016: Audit reviewed paystubs, W2's and 2013/2014 Tax Transcripts in lieu of executed Tax Returns, and has determined that 2015 Tax Transcripts or 2015 IRS proof of extension is required to fulfill most recent 2 yrs of tax returns. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.58%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784; Years on Job Borrower has 6.83 years on job

300140980	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing asset documentation	Asset documentation to verify funds to close earnest money deposit and verified reserves were not provided.	05/26/2016: asset docs	05/26/2016: Audit review of all asset documentation, including cash to close, submitted are deemed acceptable. Reserves/assets are sufficient. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.58%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784; Years on Job Borrower has 6.83 years on job

300145035	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Income/Employment	Missing income documentation
Missing Borrower 2014 1040 with Schedule C to complete 2 year history of self-employment income Borrower income was not used to qualify, 2 year history must be complete to verify no loss and to meet Appendix Q documentation requirements. Missing signed 2014 1040 for Borrower and Co-Borrower or 2014 IRS transcript for Borrower and Co-Borrower to complete Appendix Q 2 year income documentation requirements.
																										05/24/2016: Please find uploaded borrowers 2014 executed 1040 with schedules and 2014 tax transcript	05/24/2016: Audit review of executed 2014 1040's and 2014 Transcript documentation submitted are deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 10.72%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 150 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves on subject and 2 months reserves on REO, loan qualified with 100.02 months reserves on all properties

300145035	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	CDA report is missing from file.		05/20/2016: A CDA report reflecting a value $1,650,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 10.72%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 150 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves on subject and 2 months reserves on REO, loan qualified with 100.02 months reserves on all properties

300145035	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													A	A	RA	A	A	QM/ATR	Loan does not meet criteria for Qualified Mortgage
Loan does not meet criteria for Qualified Mortgage: Missing Borrower 2014 1040 with Schedule C to complete 2 year history of self-employment income. Missing signed 2014 1040 for Borrower and Co-Borrower or 2014 IRS transcript for Borrower and Co-Borrower to complete Appendix Q 2 year income documentation requirements.
05/24/2016: Audit review of executed 2014 1040's and 2014 Transcript documentation submitted are deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 10.72%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 150 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves on subject and 2 months reserves on REO, loan qualified with 100.02 months reserves on all properties

300145035	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	Yes	Yes	Not Likely	Yes	No Cure once CD Issued	N/A	N/A	N/A	2	2	2	B	B	RB	B	B	TRID	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.		05/20/2016: Services provided on WLSP were not itemized. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 10.72%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 150 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves on subject and 2 months reserves on REO, loan qualified with 100.02 months reserves on all properties

300146496	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in loan file.	04/28/2016: CDA	04/28/2016: A CDA report reflecting a value $980,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum GL maximum DTI is 43% borrower DTI is 38.91%; FICO is higher than guideline minimum GL minimum for FICO is 680 and borrower FICO is 759; Reserves are higher than guideline minimum Borrower has 59 months reserves and GL requires 6 months.

300146496	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Hazard Insurance Shortfall
Hazard insurance declaration page in file reflects hazard insurance coverage of $XXX,XXX.XX at 100%. The hazard insurance provided does not reflect guaranteed replacement coverage. There is a shortfall of $X,XXX.  Please provide evidence of sufficient coverage.
05/02/2016: Please find uploaded HOI Companies replacement cost letter
05/02/2016: Audit reviewed the documentation submitted, a statement from the insurance carrier does confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

 DTI is lower than guideline maximum GL maximum DTI is 43% borrower DTI is 38.91%; FICO is higher than guideline minimum GL minimum for FICO is 680 and borrower FICO is 759; Reserves are higher than guideline minimum Borrower has 59 months reserves and GL requires 6 months.

300146496	Underwriting Complete	SHQM	SHQM	Credit	Cleared													B	B	CB	B	B	Legal Documents	Missing Third Party Fraud Tool (Report)	Loan file missing Third Party Fraud Tool Report.	05/02/2016: Please find uploaded fraud report	05/02/2016: Fraud tool provided. Audit reviewed and all red flags are cleared. Fraud tool was pulled post-closing. Loan will be rated a B.
 DTI is lower than guideline maximum GL maximum DTI is 43% borrower DTI is 38.91%; FICO is higher than guideline minimum GL minimum for FICO is 680 and borrower FICO is 759; Reserves are higher than guideline minimum Borrower has 59 months reserves and GL requires 6 months.

300146496	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Changed Circumstance form	Loan file missing Changed Circumstance form for loan increase from $XXX,XXX and interest rate of 3.75% as listed on final LE to actual loan amount of $XXX,XXX with interest rate of 3%.
05/12/2016: The borrower was in the scenario underwriting stages. the LE dated prior to the final LE reflects loan amount and rate for a fix rate program. Per system notes uploaded on 3/14 request to approve scenarios/ARM. The 3/14 final LE reflects program change for ARM program with increased loan amount and lower interest rate for product change. The loan was also locked on 3/1405/02/2016: LE disclosing loan amount of $625,500 with rate of 3.75% represents a 30 year fixed rate program whereas loan amount of $630,000 with rate of 3% represents an adjustable rate program

05/12/2016: Audit reviewed print screen provided, and has determined that change notated on printout is deemed acceptable. Condition cleared. 05/02/2016: Audit reviewed Lender Rebuttal, however no Changed Circumstance form was provided for loan increase from $XXX,XXX and interest rate of 3.75% as listed on final LE to actual loan amount of $XXX,XXX with interest rate of 3%. Provided

 DTI is lower than guideline maximum GL maximum DTI is 43% borrower DTI is 38.91%; FICO is higher than guideline minimum GL minimum for FICO is 680 and borrower FICO is 759; Reserves are higher than guideline minimum Borrower has 59 months reserves and GL requires 6 months.

300146496	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													A	A	RA	A	A	Legal Documents	Missing Documentation
The E-Sign Act requires a financial institution to maintain electronic records accurately reflecting the information contained in applicable contracts, notices or disclosures and that they remain accessible to all persons who are legally entitled to access for the period required by law in a form that is capable of being accurately reproduced for later reference. See Section 101(d).  Consent form not provided in file.
																										05/02/2016: Please find uploaded screen shot of borrowers EDelivery consent dated 3/13/16@11:41am	05/02/2016: Audit reviewed print screen provided, and has determined that the "eDelivery Consent Acceptance Date" reflects same day as application date. Condition cleared.
 DTI is lower than guideline maximum GL maximum DTI is 43% borrower DTI is 38.91%; FICO is higher than guideline minimum GL minimum for FICO is 680 and borrower FICO is 759; Reserves are higher than guideline minimum Borrower has 59 months reserves and GL requires 6 months.

300146496	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	No Cure	No Cure	N/A Condition Cleared	N/A Condition Cleared	3	3	3	A	A	RA	A	A	TRID	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX and is not acknowledged by the Borrowers. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
05/02/2016: Please find uploaded screen shot of lender's eDelivery. The e-delivery details identify CD posted 4/9 and viewed by borrower XX/XX
05/02/2016: Audit review of print screen reflects borrower opened and received CD the day after sent, documentation submitted is deemed acceptable. Borrowers received the initial Closing Disclosure within 3 days prior to the loan consummation. Condition cleared.

 DTI is lower than guideline maximum GL maximum DTI is 43% borrower DTI is 38.91%; FICO is higher than guideline minimum GL minimum for FICO is 680 and borrower FICO is 759; Reserves are higher than guideline minimum Borrower has 59 months reserves and GL requires 6 months.

300146496	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	19)f)	N/A	3	2	2	A	A	RA	A	A	TRID	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated 03/23/2016 reflects a Credit Report fee of $19.00 with no resulting Change of Circumstance for any subsequent disclosures. The CD dated XX/XX/XXX reflects a Credit Report fee of $27.33 resulting in a $8.33 refund due for cure.
05/02/2016: Increase in fee was a result of a credit supplement ordered for rental verification. The change history lists "entered supplement fee". See system notes attached
05/02/2016: Audit reviewed Change History for XX/XX/XXXX reflecting Credit Report "before" $19.33 and "after" $27.33, and has determined that change is valid and no cure is required. Condition cleared.

 DTI is lower than guideline maximum GL maximum DTI is 43% borrower DTI is 38.91%; FICO is higher than guideline minimum GL minimum for FICO is 680 and borrower FICO is 759; Reserves are higher than guideline minimum Borrower has 59 months reserves and GL requires 6 months.

300146496	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	B	B	RB	B	B	TRID	Closing Disclosure document error
In Section F, Property Taxes, do not list the number of months paid on the final CD. Per TRID: Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.

05/17/2016: attached please find the LOX, amended CD and tracking to borrowers. 05/12/2016: although not listed in section F the initial escrow payments at closing (section G) provides the number of months collected for property tax. The amount collected totals $5099.25 which matches the amount of prepaid for property taxes listed in section F.

05/17/2016: Audit review of revised CD includes Section F property taxes. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'. Condition cleared. 05/12/2016: Audit reviewed lender rebuttal, and has determined that a revised CD including Section F Property Taxes number of months, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification are required. Condition remains.

 DTI is lower than guideline maximum GL maximum DTI is 43% borrower DTI is 38.91%; FICO is higher than guideline minimum GL minimum for FICO is 680 and borrower FICO is 759; Reserves are higher than guideline minimum Borrower has 59 months reserves and GL requires 6 months.

300152300	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/06/2016: CDA provided reflecting a value of $1,525,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.81%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 69 months reserves

300152300	Underwriting Complete	SHQM	SHQM	Credit	Cleared													B	B	CB	B	B	Legal Documents	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report.  Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings. Additional conditions may apply.
																										06/08/2016: Please find uploaded fraud report for review	06/08/2016: Fraud tool provided. Audit reviewed and all red flags are cleared. Fraud tool was pulled post-closing. Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.81%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 69 months reserves

300152300	Underwriting Complete	SHQM	SHQM	Compliance	Acknowledged													B	B	RB	B	B	RESPA	Affiliated Business Disclosure not executed	Affiliated Business Disclosure dated 03/21/2016 provided in the loan file was not executed by the Borrower.	06/08/2016: the Affiliate Business Disclosure was E-Delivered to the borrower but was never executed.	06/08/2016: Audit acknowledges that the Lender is unable to produce an executed copy of said document, and loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.81%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 69 months reserves

300152300	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Rate Lock Agreement	Rate Lock Agreement not provided in loan file.	06/08/2016: rate Lock Confirmation	06/08/2016: Audit reviewed Rate Lock Confirmation, and has determined that the loan was locked 03/21/2016. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.81%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 69 months reserves

300152300	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Changed Circumstance form	Missing valid corresponding COC for LEs dated 03/21/2016 & 04/27/2016. The file is missing evidence of a valid change of circumstance.
06/08/2016: The LE dated 3/21/16 was as a result of the borrower rate lock on same date. Please see documented COC via system notes uploaded. In addition the 4/27 LE was a result of an increase in credit report fee due to supplement ordered.
06/08/2016: Audit reviewed Lender Rebuttal, and has determined that evidence of valid changes of circumstances were provided. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.81%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 69 months reserves

300152300	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	Yes	Yes	Not Likely	Yes	No Cure once CD Issued	N/A	N/A	N/A	2	2	2	B	B	RB	B	B	TRID	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.		06/06/2016: Services provided on WLSP were not itemized. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.81%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 69 months reserves

300152300	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	19)f)	N/A	3	2	2	A	A	RA	A	A	TRID	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated 04/27/2016 reflects a Survey Fee of $450.00 with no resulting CoC for any subsequent disclosures. The CD dated XX/XX/XXXX reflects a Survey Fee of $1,625.00 resulting in a $1,175.00 refund due for cure.
																										06/08/2016: change history documenting the Survey fee.	06/08/2016: Audit reviewed COC history, and has determined that the survey fee increases were disclosed on XX/XX/XXXX and XX/XX/XXXX. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.81%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 69 months reserves

300152300	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	B	B	RB	B	B	TRID	Information required for General Information section not present in C.D.	The CD dated XX/XX/XXXX is missing required data under the General Information section for the field titled Seller.	06/08/2016: rebuttal	06/08/2016: Audit review of missing seller address on CD is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.81%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 69 months reserves

300152300	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B	TRID	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure dated XX/XX/XXXX Contact Information section is incomplete.  The NMLS License Number, Email and Phone Number of the Sellers Real Estate Broker is missing.  The NMLS License Number of the Settlement Agent is missing.
																										06/08/2016: rebuttal	06/08/2016: Audit review of missing LE/CD Contact Information, other than Lender or Broker NMLS, is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.81%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 69 months reserves

300152300	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure - Missing Doc Not Provided	No Cure	N/A - Condition Cleared	N/A	3	3	2	A	A	RA	A	A	TRID	Missing E Consent Disclosure	Provide an executed copy of the Consent to Receive Communications Electronically, (E Consent) disclose for the borrower.	06/08/2016: electronic delivery consent by borrower.	06/08/2016: Audit reviewed print screen eDisclosure consent, documentation submitted was accepted by borrower dated 03/20/2016 and is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.81%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 69 months reserves

300153128	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided
11/03/2016: CDA provided reflecting a value of $2,300,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.11/01/2016:  Received Collateral DNA.  A CDA report not provided.  Condition remains.

300153130	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.
11/03/2016: CDA provided reflecting a value of $1,335,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.11/02/2016: Received Collateral DNA. A CDA report not provided. Condition remains.

300153130	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	General Compliance	ARM Loan Program Disclosure not provided within 3 days of application.	ARM disclosure provided in file is dated 03/20/2015. Provide ARM disclosure dated within 3 days of application date.		11/03/2016: Received evidence Borrower was provided ARM Disclosure within 3 days of application date. Condition cleared.
300153143	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.
10/03/2/2016: CDA provided reflecting a value of $1,200,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.09/29/2016: Lender provided CDA report for a different property. Condition remains.
DTI is lower than guideline maximum 11% is < 45% max; FICO is higher than guideline minimum 800 is > min 680; Reserves are higher than guideline minimum 175.70 months reseves > 6 months reserves.
300153143	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	TILA	Missing ARM Loan Program Disclosure	ARM disclosure not found in file		09/29/2016: Received evidence Borrower was provided with the ARM Program Disclosure within 3 days of application date. Condition cleared.			DTI is lower than guideline maximum 11% is < 45% max; FICO is higher than guideline minimum 800 is > min 680; Reserves are higher than guideline minimum 175.70 months reseves > 6 months reserves.
300153143	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Servicing Disclosure Statement	Servicing Disclosure Statement not found in file		09/29/2016: Received evidence Borrower was provided with Servicing Disclosure Statement within 3 days of application date. Condition cleared.			DTI is lower than guideline maximum 11% is < 45% max; FICO is higher than guideline minimum 800 is > min 680; Reserves are higher than guideline minimum 175.70 months reseves > 6 months reserves.
300153143	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	TILA	Missing Initial Truth in Lending (Lender Disclosure)	Initial Truth in Lending not found in file		09/29/2016: Received evidence Borrower was provided with initial TIL within 3 days of application date. Condition cleared.			DTI is lower than guideline maximum 11% is < 45% max; FICO is higher than guideline minimum 800 is > min 680; Reserves are higher than guideline minimum 175.70 months reseves > 6 months reserves.
300153168	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report is not required.		11/03/2016: CDA provided reflecting a value of $1,190,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum DTI 9.50 < 43; FICO is higher than guideline minimum 755 > 680; Reserves are higher than guideline minimum Reserves 176 > 6
300153168	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	Missing evidence of taxes and insurance for primary residence.		11/11/2016: Received evidence of taxes and insurance. Condition cleared.			DTI is lower than guideline maximum DTI 9.50 < 43; FICO is higher than guideline minimum 755 > 680; Reserves are higher than guideline minimum Reserves 176 > 6
300153191	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/27/2016: A CDA report reflecting a value $3,400,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
300153191	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	FEMA	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Post disaster inspection	09/29/2016: Post disaster report provided no issues found. Condition cleared.
300153194	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		11/01/2016: CDA provided reflecting a value of $2,850,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300153216	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	The CDA Report is missing from the file.		10.26.16 A CDA was provided with a value of $2,150,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300153216	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	TILA	Finance Charge Under Disclosed	Final HUD reflects a Lender credit of $625, however missing break down of the fees included in the lender credit.		10/26/2016: A breakdown of the lender credit was provided. Finance charge is within tolerance. Condition cleared.
300153229	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.
11/03/2016: CDA provided reflecting a value of $1,220,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.11/02/2016:  Received Collateral DNA.  A CDA report not provided.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.38%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 743; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  128.30 months reserves

300153254	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		10.24.16 A CDA was provided with a value of $1,250,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300153265	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		10/21/2016: CDA provided reflecting a value of $2,000,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300153273	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		10.26.16 A CDA was provided with a value of $3,700,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
 DTI is lower than guideline maximum DTI is < guideline maximum for Cash-Out Refinance; LTV is lower than guideline maximum LTV is < maximum LTV allowed for Cash-Out refinance loan program guidelines; Reserves are higher than guideline minimum Reserves are 384 months which is > 6 months required reserves.

300153273	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	TILA	Incorrect rescission model – Same lender refinance requires form H-9	Rescission form H-9 is required for a same lender refinance.		11/04/2016: Per Compliance, form H-8 is acceptable. Condition cleared.10/31/2016: Borrower received new money. Rescission form H-9 required. Condition remains.
 DTI is lower than guideline maximum DTI is < guideline maximum for Cash-Out Refinance; LTV is lower than guideline maximum LTV is < maximum LTV allowed for Cash-Out refinance loan program guidelines; Reserves are higher than guideline minimum Reserves are 384 months which is > 6 months required reserves.

300153273	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	RESPA	Good Faith Estimate does not disclose all lender fees charged on the HUD	Page 3 of the HUD 1 reflects Daily Interest Charges as $0.00 for the GFE, The Final GFE reflects Daily Interest Charges as $158.16.		10/31/2016: Received certified, final Hud-1 with page 3 reflecting $158.16. Condition cleared.
 DTI is lower than guideline maximum DTI is < guideline maximum for Cash-Out Refinance; LTV is lower than guideline maximum LTV is < maximum LTV allowed for Cash-Out refinance loan program guidelines; Reserves are higher than guideline minimum Reserves are 384 months which is > 6 months required reserves.

300153273	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing sufficient evidence of “changed circumstance” to support new GFE
GFE dated 7/22/2016 reflects a Loan amount of $1,005,000 wit Loan origination charges of $1,155. The GFE dated 7/30/2014 reflects loan amount of $900,000 with decreased Loan Origination Fee to $655. The GFE dated 8/26/2014 reflects an increased loan amount of $905,000 with an increased Loan Origination Fee that has a 0% tolerance from $655 to $1,155. The file does not contain a specific Change of Circumstance for to validate the increased Loan Origination fee of an additional $500.
10/31/2016: Received change in circumstance dated 8/26 reflecting loan amount of $905,000 with settlement cost increase. Condition cleared.
 DTI is lower than guideline maximum DTI is < guideline maximum for Cash-Out Refinance; LTV is lower than guideline maximum LTV is < maximum LTV allowed for Cash-Out refinance loan program guidelines; Reserves are higher than guideline minimum Reserves are 384 months which is > 6 months required reserves.

300153273	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Income/Employment	Failure to obtain Income Documentation
Applicable Guidelines require 3 years tax returns for S/E Borrower's the loan file contained 1 year, Missing 2014 personal 1040 tax return extension, Missing K1s for past 3 years file contain 1. Missing updated lease agreements for REO #1
11/04/2016: Received 2011, 2012 & 2013 personal tax returns, business tax returns and K-1's. Loan closed prior to 12/31/14, 2014 tax returns not due. Condition cleared.
 DTI is lower than guideline maximum DTI is < guideline maximum for Cash-Out Refinance; LTV is lower than guideline maximum LTV is < maximum LTV allowed for Cash-Out refinance loan program guidelines; Reserves are higher than guideline minimum Reserves are 384 months which is > 6 months required reserves.

300153273	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	Missing evidence of property taxes and Insurance for REO #3.
11/10/2016:  Received evidence of taxes & insurance for property #2.  Condition cleared.11/04/2016:  Taxes & insurance for properties #3 & 4 on final application are on Schedule E.  Missing evidence of taxes & insurance for property #2.  Condition remains.

 DTI is lower than guideline maximum DTI is < guideline maximum for Cash-Out Refinance; LTV is lower than guideline maximum LTV is < maximum LTV allowed for Cash-Out refinance loan program guidelines; Reserves are higher than guideline minimum Reserves are 384 months which is > 6 months required reserves.

300153277	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in the file.		09/22/2016: CDA provided reflecting a value of $2,500,000 which is a -6.5% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI  of  8.57%.; FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 729.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 124.90 months reserves.

300153277	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	Federal Consumer Protection	Flood Insurance required to be escrowed post 1/1/2016	Property is located in a flood zone and flood insurance is not escrowed. Missing letter to the borrower giving them the option to escrow.
09/26/2016:  Received evidence borrower was provided with the option to escrow flood insurance.  Condition cleared.09/22/2016:  Per HFIAA, for loans originated prior to 1/1/2016 in flood hazard areas, the borrower must have been given written notice of the option to escrow all premiums and fees for such flood insurance by 6/30/2016.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI  of  8.57%.; FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 729.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 124.90 months reserves.

300153277	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Failure to Obtain Flood Insurance	The Flood Insurance Declarations page in file expires within 30 days of closing and no proof new policy was paid.		09/22/2016. Received evidence premium for next year was paid. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI  of  8.57%.; FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 729.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 124.90 months reserves.

300153277	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Failure to Obtain Hazard Insurance	The Home Owners Insurance Declarations in file expires within 30 days of closing and no proof new policy was paid.		09/27/2016: Received evidence of renewed hazard insurance with paid premium. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI  of  8.57%.; FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 729.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 124.90 months reserves.

300153287	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		09/22/2016: CDA provided reflecting a value of $2,100,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum DTI of 37.26 < 43.; FICO is higher than guideline minimum FICO of 784 > 680; Reserves are higher than guideline minimum Reserves of 28.50 > 6.
300153295	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Failure to obtain Credit Report	Credit report is missing from the file.		10/26/2016: The credit report dated within 120 days of the note date provided is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 36.07%; DTI is lower than guideline maximum DTI 31.80% is < 45% maximum for ATR loan.; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 36.07

300153295	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Legal Documents	Failure to obtain Documentation	The file is missing certified copy of the death certificate for the borrower's deceased spouse.
11/04/2016:  SS awards letters state beneficiary. Actual death certificate not required.  Condition cleared. 11/02/2016:  Pending exception from Client10/26/2016: A copy of the obituary was provided. Per the lender's instructions in file, a certified copy of the death certificate is required. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 36.07%; DTI is lower than guideline maximum DTI 31.80% is < 45% maximum for ATR loan.; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 36.07

300153295	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Third Party Fraud Tool (Report)	Loan file is missing third party fraud tool.”		10/26/2016: A third party fraud tool was provided. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 36.07%; DTI is lower than guideline maximum DTI 31.80% is < 45% maximum for ATR loan.; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 36.07

300153295	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		10/26/2016: CDA provided reflecting reconciled value of $2,125,000 at 0% variance is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 36.07%; DTI is lower than guideline maximum DTI 31.80% is < 45% maximum for ATR loan.; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 36.07

300153321	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Income/Employment	Failure to obtain Employment Verification	Verification of employment for the borrower within 90 days of the note date was not provided.
11/04/2016:  Written verification of borrower's distributions from CFO of current employer provided. Additionally, credit report provided reflects current employer with greater than two years employment history noted. Condition cleared.10/31/2016:  Audit reviewed email and draft P&L.  Documents are deemed unacceptable.  Please provide CPA letter or business license.  Condition remains.

 DTI is lower than guideline maximum The guideline maximum DTI is 43%, the borrower's is 7%.; FICO is higher than guideline minimum The borrower's FICO score is 800, the guideline minimum is 680.; Reserves are higher than guideline minimum The borrower has over 555 months in reserves, guidelines require 12 months

300153321	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		10/27/2016: CDA provided reflecting a value of $3,600,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum The guideline maximum DTI is 43%, the borrower's is 7%.; FICO is higher than guideline minimum The borrower's FICO score is 800, the guideline minimum is 680.; Reserves are higher than guideline minimum The borrower has over 555 months in reserves, guidelines require 12 months

300153322	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		10.27.16 A CDA was provided with a value of $3,350,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 32.84%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.00%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 785

300153322	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	Federal Consumer Protection	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Organization Counseling Disclosure		10/28/2016: Received evidence Borrower was provided with the HUD Homeownership Counseling Disclosure within 3 days of application date. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 32.84%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.00%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 785

300153324	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		10/27/2016: CDA provided reflecting a value of $5,650,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum 20.53% DTI < 43.00% max; FICO is higher than guideline minimum 744 FICO > 680 min; Reserves are higher than guideline minimum 86.30 months > 6 months required; Years in Primary Residence 5 years in residence

300153328	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		10.24.16 A CDA was provided with a value of $1,550,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300153355	Underwriting Complete	Non-QM	Non-QM	Credit	Acknowledged													B	B	CB	B	B	Terms/Guidelines	Missing Evidence of Taxes and Insurance	Missing evidence of taxes and insurance for property and vacant lots listed on REO section of application.		11/08/2016: Client approves lender methodology for computing T&I. Condition acknowledged and loan will be rated a B. 11/07/2016: Pending exception from client	Exception	Originator
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 806; LTV is lower than guideline maximum  UW Guides maximum CLTV of 80%, loan qualified with CLTV of  22.22%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 1345 months reserves

300153355	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	Federal Consumer Protection	Flood Insurance required to be escrowed post 1/1/2016	Property is located in a flood zone and flood insurance is not escrowed. Missing letter to the borrower giving them the option to escrow.		11/07/2016: Received evidence borrower was provided the option to escrow flood insurance 5/16/2016. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 806; LTV is lower than guideline maximum  UW Guides maximum CLTV of 80%, loan qualified with CLTV of  22.22%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 1345 months reserves

300153355	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not in the loan file.
11/03/2016: CDA provided reflecting a value of $4,500,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.11/01/2016:  Received Collateral DNA.  A CDA report not provided.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 806; LTV is lower than guideline maximum  UW Guides maximum CLTV of 80%, loan qualified with CLTV of  22.22%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 1345 months reserves

300153358	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	The CDA report was not provided in file.		09/20/2/2016: CDA provided reflecting a value of $1,725,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300154264	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.	06/02/2016: CDA	06/02/2016: A CDA report reflecting a value $700,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 217.50 months reserves; Years on Job  Borrower has 13 years on job

300154264	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Income/Employment	Missing income documentation	Two years most recent tax returns and evidence to verify 2 year history of bonus income was not provided required per QM	06/01/2016: in lieu of 1040s, attached please find IRS transcripts which reflected the 1040s borrower filed with the IRS.	06/01/2016: Audit reviewed Lender Rebuttal, and has determined that paystubs, 3 yrs W2's and Transcripts are sufficient evidence of a bonus income trend for the past 2 yrs. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 217.50 months reserves; Years on Job  Borrower has 13 years on job

300154264	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Condo Questionnaire	Loan file is missing the condo questionnaire.	06/01/2016: Condo Questionnaire	06/01/2016: Audit review of Condo Questionnaire documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 217.50 months reserves; Years on Job  Borrower has 13 years on job

300154264	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	Loan file is missing evidence of taxes and insurance for departing residence.	06/01/2016: taxes and insurance on the departing residence are included with the mortgage payment. Please see attached credit supplement.
06/01/2016: Audit reviewed Supplemental Summary, and has determined that the document submitted reflects that current mortgage includes the taxes and insurance within the monthly payment. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 217.50 months reserves; Years on Job  Borrower has 13 years on job

300154264	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													A	A	RA	A	A	General Compliance	General Compliance Exception	Missing Intent to Proceed.	06/01/2016: Intent to Proceed	06/01/2016: Audit reviewed print screen, and has determined that evidence was provided that confirms borrower's intent to proceed. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 217.50 months reserves; Years on Job  Borrower has 13 years on job

300154264	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													A	A	RA	A	A	Federal Consumer Protection	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Loan file is missing the Notice to Home Loan Applicant & Consumer Credit Score Disclosure.	06/01/2016: FACTA attached	06/01/2016: Audit review of Notice to Home Loan Applicant & Consumer Credit Score Disclosure documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 217.50 months reserves; Years on Job  Borrower has 13 years on job

300154264	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Special Information Booklet / Home Loan Toolkit	Loan file is missing the Home Loan Toolkit.	06/01/2016: commencing from page 64/105	06/01/2016: Audit review of Home Loan Toolkit submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 217.50 months reserves; Years on Job  Borrower has 13 years on job

300154264	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Changed Circumstance form	Missing valid corresponding COC for LE dated 03/30/2016 & 04/05/2016. The file is missing evidence of a valid change of circumstance.	06/02/2016: attached please find the Change Histories. These 2 days in question are highlighted.	06/02/2016: Audit reviewed print screen history, and has determined that evidence of changes were reflected on the history. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 217.50 months reserves; Years on Job  Borrower has 13 years on job

300154264	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													A	A	RA	A	A	QM/ATR	Loan does not meet criteria for Qualified Mortgage	Two years most recent tax returns and evidence to verify 2 year history of bonus income was not provided.		06/01/2016: Audit reviewed Lender Rebuttal, and has determined that paystubs, 3 yrs W2's and Transcripts are sufficient evidence of a bonus income trend for the past 2 yrs. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 217.50 months reserves; Years on Job  Borrower has 13 years on job

300154264	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													A	A	RA	A	A	Federal High-Cost	HUD Homeownership Counseling Disclosure not provided within 3 days of application	Loan file is missing HUD Homeownership Counseling Disclosure.	06/01/2016: HUD Homeownership Counseling Notice	06/01/2016: Audit review of HUD Homeownership Counseling Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 217.50 months reserves; Years on Job  Borrower has 13 years on job

300154264	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	Yes	Yes	Not Likely	Yes	No Cure once CD Issued	N/A	N/A	N/A	2	2	2	B	B	RB	B	B	TRID	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is not found in the file for services the borrower is permitted to shop for.	06/01/2016: WLSP
06/01/2016:  Audit review of WLSP corresponding to the initial LE dated 03/24/2016 was dated 03/24/2016, however title fees were not broken down accurately on the WLSP form. Rather than stating “Closing and Title Service” in the “Services Provided” section, lender should have listed ex: Settlement Fee, Courier Fee, Wire Fee, etc.. LE reflects fees 3rd party fees in section C therefore an Invalid WLSP that borrower selects provider NOT on the WLSP, fees should remain in section C on the CD and are subject to a 10% cumulative tolerance. However, no tolerance violation due to lender paid all title fees. Fees not being itemized are considered a non-material B grade.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 217.50 months reserves; Years on Job  Borrower has 13 years on job

300154264	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	Yes	Yes	Yes	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	A	A	RA	A	A	TRID	Total of Payments is not accurate	The final CD reflects total of payments as $845,019.36. The actual total of payments is $844,417.55, an over-calculation of $601.81.
06/08/2016: Lender's reviewer states the pre-paid interest should be included in both the TIP and TOP calcs.06/06/2016: the Index used was 1.227 06/03/2016: Please find uploaded screen shot evidencing index at 1.33706/02/2016: did the reviewer include the $600 of the pre-paid interest under section F 06/01/2016: there is no harm to borrower since LENDER over disclosed the total payment borrower would paid over the life of loan.

06/08/2016: Audit reviewed WSJ "index value" within the 45 day lookback period, and has determined that 1.227% index is acceptable for that range. The TOP CD is $845,019.36% vs $845,017.55% Actual TOP with a difference of $1.81. Condition cleared.06/06/2016: Audit reviewed lender rebuttal, and has determined that the print screen provided reflects an index of 1.337% not 1.227%. Provide documentation evidence of index 1.227% that lender used. Condition remains.  06/03/2016: Audit reviewed WSJ "index value" within the 45 day lookback period, and has determined that 1.337% index is not acceptable for that range. Condition remains.06/02/2016: Audit reviewed Lender Rebuttal, provide WSJ "index value" within the 45 day lookback period. Provide verification of index used in lender calculations. Condition remains.06/01/2016: Audit reviewed the Lender Rebuttal, and has determined that we are not aware of any regulation text that allows the inclusion of these fees for a conservative measure. Further, while the interpretation to §1026.38(o)(1) refers to the In 5 Years calculation the section language under §1026.38(o)(1) its self specifies “the total the consumer will have paid”. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 217.50 months reserves; Years on Job  Borrower has 13 years on job

300154264	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	N/A Condition Cleared	N/A Condition Cleared	3	3	2	A	A	RA	A	A	TRID	Total Interest Percentage (TIP) is not accurate.	The final CD reflects Total Interest Percentage (TIP) of 56.09% vs actual TIP of 55.985% with a difference of 0.105%.
06/08/2016: The lender's reviewers states the index on the date the CD was produced 1.229. The recalculation discloses The TIP is exact, and the TOP is slightly off due to rounding differences between XXXXXXX and XXXXXXX. see upload06/06/2016: the Index used was 1.227 06/03/2016: Please find uploaded screen shot evidencing index at 1.337 06/02/2016: please see attached calculation 06/01/2016: there is no harm to borrower. in reality borrower will pay less than the final CD disclosed.

06/08/2016: Audit reviewed WSJ "index value" within the 45 day lookback period, and has determined that 1.227% index is acceptable for that range. The TIP CD is 56.096% vs 56.090% Actual TIP with a difference of -.006%. Condition cleared.06/06/2016: Audit reviewed lender rebuttal, and has determined that the print screen provided reflects an index of 1.337% not 1.227%. Provide documentation evidence of index 1.227% that lender used. Condition remains.  06/03/2016: Audit reviewed WSJ "index value" within the 45 day lookback period, and has determined that 1.337% index is not acceptable for that range. Condition remains.06/02/2016: Audit reviewed Lender Rebuttal, provide WSJ "index value" within the 45 day lookback period. Provide verification of index used in lender calculations. Condition remains.06/01/2016: Audit reviewed the Lender Rebuttal, and has determined that we are not aware of any regulation text that allows the inclusion of these percentages for a conservative measure. The percentage amounts required to be disclosed under paragraphs (b)(2) and (6), (f)(1)(i), (g)(2)(iii), (j), and (l)(3) of this section shall not be rounded and shall be disclosed up to two or three decimal places. The percentage amount required to be disclosed under paragraph (l)(2) of this section shall be disclosed up to three decimal places. If the amount is a whole number then the amount disclosed shall be truncated at the decimal point. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 217.50 months reserves; Years on Job  Borrower has 13 years on job

300154264	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	No Cure	No Cure	N/A - Condition Cleared	N/A	3	3	3	A	A	RA	A	A	TRID	Initial Closing Disclosure timing requirement not met
Initial CD reflects Date Issued of XX/XX/XXXX with no acknowledgment of receipt on the part of the borrower. Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Initial CD 3 business days prior to consummation.
																										06/01/2016: the said CD was E-delivered to borrower.	06/01/2016: Audit reviewed print screen, and has determined that borrower "viewed" CD on XX/XX/XXXX. Timing requirements have been met, condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 217.50 months reserves; Years on Job  Borrower has 13 years on job

300154264	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure - Missing Doc Not Provided	No Cure	N/A - Condition Cleared	N/A	3	3	2	A	A	RA	A	A	TRID	Missing E Consent Disclosure	Provide an executed copy of the Consent to Receive Communications Electronically, (E Consent) disclosure for the borrower.	06/01/2016: E-Delivery	06/01/2016: Audit reviewed print screen, and has determined that screen reflects evidence of eDelivery Consent Acceptance on 03/29/2016. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 217.50 months reserves; Years on Job  Borrower has 13 years on job

300155361	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing mortgage/deed of trust	Mortgage/Deed of Trust signed by non-borrower spouse not provided in file.
05/02/2016: loan file is documented with court ordered consent which identifies the borrower as separated. In addition the mortgage listed the vesting a  "A Separated man". Please provide addition information regarding why non-borrowering spouse would be required to sign if legal separation is confirmed via Consent order?

05/05/2016: Audit re-analyzed loan file, and has determined that a "Memorandum of Agreement" was executed and notarized by the spouse prior to consummation releasing any interest in subject property. Documentation is deemed acceptable and condition cleared. 05/03/2016:  Audit consulted with Compliance, and has determined that the consent order is in relation to child placement, etc. and child support but is not indicative of the divorce order/marital settlement agreement and separation of assets, which would include real estate or rights to said property by either spouse.   Based on the documentation provided, the divorce was not finalized at the time of closing.  It would appear that a valid and lawful deed of separation which authorizes said husband or wife to convey real property or any interest therein without the consent and joinder of the other and which deed of separation or a memorandum of the deed of separation setting forth such authorization is recorded in the county where the land lies, shall be valid to pass such title as the conveying spouse may have to his or her grantee and shall pass such title free and clear of all rights in such property and free and clear of such interest in property that the other spouse might acquire solely as a result of the marriage, including any rights arising under 29-30, unless an instrument in writing canceling the deed of separation or memorandum thereof and properly executed and acknowledged by said husband and wife is recorded in the office of said register of deeds. The instrument which is registered under this section to authorize the conveyance of an interest in real property or the cancellation of the deed of separation or memorandum thereof shall comply with the provisions of 52- 10 or 52-10.1.  Provide a valid Deed of Separation as per State requirements. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.39%; FICO is higher than guideline minimum UW Guides required FICO of 680, loan qualified with FICO of 814.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 58.20 months

300155361	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Federal Consumer Protection	Missing final application (1003)	Missing final application.	04/29/2016: Please find uploaded application executed (closing) for review	04/29/2016: Audit review of executed Application dated day of closing was submitted and is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.39%; FICO is higher than guideline minimum UW Guides required FICO of 680, loan qualified with FICO of 814.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 58.20 months

300155361	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing LOE	Access letter for 2 joint accounts not provided in file. If these accounts are not on the final 1003, recalculate assets and condition may be cleared.
05/02/2016: Per Bank's terms for joint account "Each co-owner authorizes each other co-owner to operate the account without the consent or approval of any other co-owner". Based on account agreement per banking institute borrower would not be required to have an access letter as borrower access without consent or approval of other co-owners

05/02/2016: Audit reviewed Bank Account Ownership terms, and has determined that each co-owner authorizes each other co-owner to operate the account without the consent or approval of any other co-owner. One co-owner may without the consent or approval of the others deposit funds and withdrawal or transfer part or all of the funds in the account. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.39%; FICO is higher than guideline minimum UW Guides required FICO of 680, loan qualified with FICO of 814.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 58.20 months

300155361	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		04/22/2016: CDA provided reflecting a value of $550,000.00 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.39%; FICO is higher than guideline minimum UW Guides required FICO of 680, loan qualified with FICO of 814.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 58.20 months

300155361	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Property	302 - Appraisal - Other	The Lender's approval requires the Appraiser to remove the seller concession of $1,000 that was contingent upon the buyer using a preferred lender. Appraisal correction not provided in file.	04/29/2016: Please find uploaded appraisal with concession of $1000 removed	04/29/2016: Audit reviewed revised Appraisal, documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.39%; FICO is higher than guideline minimum UW Guides required FICO of 680, loan qualified with FICO of 814.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 58.20 months

300155361	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													A	A	RA	A	A	Federal Consumer Protection	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Notice to Home Loan Applicant & Consumer Score Disclosure not provided.	05/02/2016: Please find uploaded Notice to Home Loan Applicant and credit score disclosure	05/02/2016: Audit review of Notice to Home Loan Applicant & Consumer Score Disclosure documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.39%; FICO is higher than guideline minimum UW Guides required FICO of 680, loan qualified with FICO of 814.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 58.20 months

300155361	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Initial Escrow Account Disclosure	Missing Initial Escrow Account Disclosure.	05/02/2016: Please find initial escrow disclosure	05/02/2016: Audit review of Initial Escrow Account Disclosure documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.39%; FICO is higher than guideline minimum UW Guides required FICO of 680, loan qualified with FICO of 814.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 58.20 months

300155361	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	Yes	No	No	No	No Cure - Missing Doc not provided	N/A	N/A Condition Cleared	N/A Condition Cleared	2	2	2	A	A	RA	A	A	TRID	Signed Notice of Intent to Proceed with Loan Application document required	Missing evidence of Notice of Intent to Proceed with Loan Application.	05/02/2016: Please find uploaded electronically signed Federal State and Compliance Disclosure which includes the intent to proceed via page 91.	05/02/2016: Audit review of Notice of Intent to Proceed Confirmation documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.39%; FICO is higher than guideline minimum UW Guides required FICO of 680, loan qualified with FICO of 814.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 58.20 months

300155361	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													A	B	RA	A	A	RESPA	Missing Changed Circumstance form
Missing corresponding Change of Circumstance for CD dated XX/XX/XXXX as the Recording Fee has increased from $130.00 to $148.00.  The file is missing evidence of valid change of circumstance. Upon receipt of COC, fee compliance testing will be performed and additional conditions may apply.
																										05/10/2016: Please find uploaded evidence of refund via copy of check, letter of explanation, Tracking and amended CD	05/10/2016: Received revised CD and evidence of $5.00 refund. Tolerance cure is sufficient. Loan will be graded an A for all agencies except for Fitch with a grade of B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.39%; FICO is higher than guideline minimum UW Guides required FICO of 680, loan qualified with FICO of 814.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 58.20 months

300155361	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													A	A	RA	A	A	Federal High-Cost	HUD Homeownership Counseling Disclosure not provided within 3 days of application	Homeownership Counseling Disclosure and list of agencies not provided.	05/02/2016: Please find uploaded Federal State and Compliance disclosure (uploaded with suspense for intent to proceed) the Housing Counseling Disclosure via page 19	05/02/2016: Audit review of Homeownership Counseling Disclosure and list of agencies documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.39%; FICO is higher than guideline minimum UW Guides required FICO of 680, loan qualified with FICO of 814.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 58.20 months

300155361	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	Yes	Yes	Not Likely	Yes	No Cure once CD Issued	N/A	N/A Condition Cleared	N/A Condition Cleared	2	2	2	A	A	RA	A	A	TRID	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is not found in the file which corresponds to the LE for services the borrower is permitted to shop for.	05/02/2016: Please see federal and state compliance disclosure for WLSP. Page 90 of doc uploaded with intent to proceed suspense	05/02/2016: Audit review of WLSP documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.39%; FICO is higher than guideline minimum UW Guides required FICO of 680, loan qualified with FICO of 814.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 58.20 months

300155361	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	No Cure	No Cure	N/A Condition Cleared	N/A Condition Cleared	3	3	3	A	A	RA	A	A	TRID	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX and the date of consummation is XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
05/02/2016: Please find uploaded screen shot of eDelivery for CD. Notification/delivery XX/XX with borrower viewing as XX/XX
05/02/2016: Audit review of print screen reflects borrower opened and received CD next after sent, documentation submitted is deemed acceptable. Borrowers received the initial Closing Disclosure within 3 days prior to the loan consummation. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.39%; FICO is higher than guideline minimum UW Guides required FICO of 680, loan qualified with FICO of 814.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 58.20 months

300155361	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	19)f)	N/A	3	2	2	A	B	RA	A	A	TRID	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX does not reflect a Survey fee of $250 with no resulting COC for any subsequent disclosures.  The CD dated XX/XX/XXXX reflects a Survey fee of $250.00 resulting in a $250.00 refund due for cure.  Final CD reflects a tolerance cure of $250 paid to the borrower at close.  Loan will be graded an A for all agencies except for Fitch with a grade of B.

04/27/2016:  The LE dated XX/XX/XXXX does not reflect a Survey fee of $250 with no resulting COC for any subsequent disclosures.  The CD dated XX/XX/XXXX reflects a Survey fee of $250.00 resulting in a $250.00 refund due for cure.  Final CD reflects a tolerance cure of $250 paid to the borrower at close.  Loan will be graded an A for all agencies except for Fitch with a grade of B.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.39%; FICO is higher than guideline minimum UW Guides required FICO of 680, loan qualified with FICO of 814.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 58.20 months

300155361	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Material	Yes	Yes	Yes	Yes	No Cure - Missing Doc Not Provided	No Cure	N/A - Condition Cleared	N/A Condition Cleared	3	3	3	A	A	RA	A	A	TRID	Missing Closing Disclosure / CD Not in File	Missing page 4 of the final CD dated XX/XX/XXXX.	05/02/2016: Please find uploaded page 4 of the CD	05/02/2016: Audit review of page 4 of the final CD documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.39%; FICO is higher than guideline minimum UW Guides required FICO of 680, loan qualified with FICO of 814.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 58.20 months

300155361	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B	TRID	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure dated XX/XX/XXXX Contact Information section is incomplete. The contact information for the Borrowers Real Estate Broker and Sellers Real Estate broker are missing.	05/02/2016: The sellers closing disclosure provides the agents company name and agent for both buyer and seller. See upload which was previously provided	05/02/2016: Audit review of missing LE/CD Contact Information, other than NMLS, is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.39%; FICO is higher than guideline minimum UW Guides required FICO of 680, loan qualified with FICO of 814.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 58.20 months

300155361	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Material	yes	yes	Yes	yes	No Cure	No Cure	N/A Condition Cleared	N/A Condition Cleared	3	3	3	A	A	RA	A	A	TRID	Acknowledgement by all parties with a vested interest not documented	The final Closing Disclosure dated XX/XX/XXXX is missing the names of all parties with vested interest.	05/03/2016: The borrower has been identified as legally separated/divorced. Please advise what additional parties have vesting interest.
05/05/2016: Audit re-analyzed loan file, and has determined that a "Memorandum of Agreement" was executed and notarized by the spouse prior to consummation releasing any interest in subject property. Documentation is deemed acceptable and condition cleared.  05/03/2016:  Audit consulted with Compliance, and has determined that the consent order is in relation to child placement, etc. and child support but is not indicative of the divorce order/marital settlement agreement and separation of assets, which would include real estate or rights to said property by either spouse.   Based on the documentation provided, the divorce was not finalized at the time of closing.  It would appear that a valid and lawful deed of separation which authorizes said husband or wife to convey real property or any interest therein without the consent and joinder of the other and which deed of separation or a memorandum of the deed of separation setting forth such authorization is recorded in the county where the land lies, shall be valid to pass such title as the conveying spouse may have to his or her grantee and shall pass such title free and clear of all rights in such property and free and clear of such interest in property that the other spouse might acquire solely as a result of the marriage, including any rights arising under 29-30, unless an instrument in writing canceling the deed of separation or memorandum thereof and properly executed and acknowledged by said husband and wife is recorded in the office of said register of deeds. The instrument which is registered under this section to authorize the conveyance of an interest in real property or the cancellation of the deed of separation or memorandum thereof shall comply with the provisions of 52- 10 or 52-10.1.  Provide a valid Deed of Separation as per State requirements. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.39%; FICO is higher than guideline minimum UW Guides required FICO of 680, loan qualified with FICO of 814.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 58.20 months

300155361	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	No Cure	No Cure	N/A - Condition Cleared	N/A	3	3	3	A	A	RA	A	A	TRID	Initial Closing Disclosure timing requirement not met
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX and the date of consummation is XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
05/02/2016: Please find uploaded screen shot evidencing Cd sent XX/XX/XXXX and received and viewed by borrower XX/XX/XXXX
05/02/2016: Audit review of print screen reflects borrower opened and received CD next after sent, documentation submitted is deemed acceptable. Borrowers received the initial Closing Disclosure within 3 days prior to the loan consummation. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.39%; FICO is higher than guideline minimum UW Guides required FICO of 680, loan qualified with FICO of 814.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 58.20 months

300155361	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	B	B	RB	B	B	TRID	Closing Disclosure document error	The CD dated XX/XX/XXXX reflects Recording Fees - Deed of $26.00 and Recording Fees - Mortgage of $96.00 which do not add up to Recording Fees total of $148.00.
05/17/2016: copy of the refund check, LOX and overnight tracking were previously provided to one of the conditions which since been cleared. attached please find the $5 refund, LOX and tracking.05/13/2016: attached please find the CD which was prepared by the closing agent. page 10 itemized the recording fees which total $148. borrower signed on page 11.05/12/2016: Please find uploaded Cd which itemizes the fees in the section identified as Taxes and other Government fees. Deed: $26 Mortgages: $96 and Memo of separation recording to County Register of: $26 05/10/2016:  Pursuant to the CFPB regulatory requirement and commentary, only the mortgage and deed recording fees are required to be itemized. Any additional costs will be reflected in the total

05/17/2016: Audit reviewed documentation submitted, check for cure of $5, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'. Condition cleared.05/13/2016: Audit re-analyzed recording information on the LE vs the CD, and has determined that LE dated XX/XX/XXXX reflect recording fee of $130 and the final CD reflects a recording fee of $148. Section E on the CD is subject to 10% tolerance ($130 x 110% = $143), therefore a cure of $5 is required. Provide copy of cure check, notice to borrower and evidence of shipment. Condition remains. 05/12/2016:  Audit reviewed lender rebuttal, and has determined that a revised CD correcting recording fees, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification is required. Condition remains.05/10/2016:  Per compliance, an itemization of each amount that is expected to be paid to State and local governments for taxes and government fee and the total of all such itemized amounts that are designated borrower paid at or before closing per supplement to 1026 (g)(1).36 (g)(1).  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.39%; FICO is higher than guideline minimum UW Guides required FICO of 680, loan qualified with FICO of 814.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 58.20 months

300155367	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		04/21/2016: CDA provided reflecting a value of $724,500 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300155367	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													A	A	RA	A	A	General Compliance	General Compliance Exception	Missing documentation verifying index value used by Lender in calculations.	04/25/2016: Please find uploaded lenders screen shot evidencing index of 1.239	04/25/2016: Audit reviewed lender print screen verifying index of 1.239. Documentation submitted is deemed acceptable. Condition cleared.
300155367	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Initial Escrow Account Disclosure	The loan file is missing the initial escrow account disclosure.	04/25/2016: please find initial escrow disclosure uploaded	04/25/2016: Audit review of Initial Escrow Account Disclosure documentation submitted is deemed acceptable, disclosure starting balance reflects CD starting balance. Condition cleared.
300155367	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Changed Circumstance form
There are 4 LE's in the file and 4 notice of change in circumstance. The notices do not provide what the change is for. In order to verify if they are valid, please provide a description of each change to the LE's. Additional conditions may apply.
																										04/25/2016: Please find uploaded the documented change history for LE's dated 3/9, 3/14 and 3/22	04/25/2016: Audit review of Change in Circumstance print screen documentation submitted is deemed acceptable. Condition cleared.
300155367	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													A	A	RA	A	A	Legal Documents	Missing Documentation	Intent to Proceed missing from the file.	04/25/2016: Please find uploaded lender's documented borrower intent to proceed	04/25/2016: Audit review of print screen reflects "yes" for "Proceeding with US" dated 03/04/2016. Documentation submitted is deemed acceptable. Condition cleared.
300155367	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	Yes	Yes	Not Likely	Yes	No Cure once CD Issued	N/A	N/A	N/A	2	2	2	B	B	RB	B	B	TRID	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP did not itemize Closing and Title Services.		04/21/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and they are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
300155367	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	Yes	Yes	Yes	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	A	A	RA	A	A	TRID	Total of Payments is not accurate	The Total of payments is $800,280.63 versus the actual of $791,256.66 with a difference of $9,023.97.		04/25/2016: Audit re-analyzed documentation, and has determined that the TOP difference of $1.92 is within acceptable tolerance. Condition cleared.
300155367	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	N/A Condition Cleared	N/A Condition Cleared	3	3	2	A	A	RA	A	A	TRID	Total Interest Percentage (TIP) is not accurate.	The Total Interest Percentage is 56.840% versus the actual of 55.071% with a difference of 1.769%.
04/25/2016: Audit re-analyzed documentation, and has determined that the Index used by Lender (1.239%) was valid to calculate Payment Streams. Audit adjusted index and actual TIP matches CD TIP. Condition cleared.

300155367	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	B	B	RB	B	B	TRID	Information required for General Information section not present in C.D.	Sellers address not listed in Transaction Information section on page 1 of CD.	04/25/2016: The seller's address is listed on the seller's CD	04/25/2016: Audit review of missing General information for Sellers address on CD is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.
300155367	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B	TRID	Information required for CD 'Contact Information' section not completed, or completed in error	'Contact Information' section of CD missing Borrower and Seller's Real Estate Broker's License ID.
04/25/2016: Lender agrees the buyers and sellers’ Real Estate Broker’s License IDs are missing from the CD’s contact Information Section. Is that a material exception? The Real Estate Broker License ID was not on the Settlement Statement.
04/25/2016: Audit review of missing LE/CD Contact Information, other than NMLS, is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.
300159921	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Rate Lock Agreement	Rate lock agreement in the file expired on XX/XX/XXXX. Please provide a rate lock agreement with an expiration date of XX/XX/XXXX.		7/12/2016: Evidence of a valid rate lock at time of loan consummation was provided. Condition cleared.
300159921	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	19)f)	N/A	3	2	2	A	B	RA	A	A	TRID	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE reflects a credit report fee of $55 with no resulting COC for any subsequent disclosures. The final CD reflects a credit report fee of $68 resulting in a $13.00 refund due for cure. Lender did issue credit in Section J to cure this overage.
																										07/25/2016: The final closing disclosure identifies a refund to the borrower of $13 for credit report fee increase.	07/25/2016: Audit review of final CD reflects a credit cure in the amount of $13 in Section J. Loan will be rated a Fitch 'B'. Condition remains.
300159921	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B	TRID	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Survey fee is reflected in section C of the final Closing Disclosure. The borrower selected a service provider from the WLSP for the survey. The survey fee should be listed in section B of the CD.	07/25/2016: corrected CD, LOX, UPS tracking
07/25/2016: Audit review of revised CD reflects Section C Survey fee moved to Section B, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

300159921	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure - Missing Doc Not Provided	No Cure	N/A - Condition Cleared	N/A	3	3	2	A	A	RA	A	A	TRID	Missing E Consent Disclosure	Missing an E Consent disclosure.		7/12/2016: Evidence of the Econsent disclosure was provided. Condition cleared.
300159921	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		07/08/16: CDA report was provided 0% variance. Condition cleared.
300159921	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Purchase contract addendum	Missing Purchase Contract Addendum extending closing date to XX/XX/XXXX. Purchase contract in the file expired on XX/XX/XXXX.	07/29/2016: Purchase Contract Addendum	07/29/2016: Audit review of Purchase Contract Addendum documentation submitted is deemed acceptable. Condition cleared.
300166079	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Documentation
According to a processor certification in the file, the borrower refinanced a student loan. The loan agreement for the refinanced student loan is not signed or dated. Please provide the signed and dated loan agreement. Additional conditions may apply.
07/07/2016: auto pay to student loan
07/07/2016: Audit re-analyzed all credit documentation with regards to the student loan, and has determined that copies of the new loan, as well as the updated credit report reflecting previous student loan as "paid", along with the processor's certification are deemed acceptable. Sufficient evidence was provided as verification that the new loan paid off the previous loan. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 37.128% ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 17.55 months reserves

300166079	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing hazard insurance declaration	Hazard insurance declaration is missing correct loss payee, LLC is missing for the loss payee.	07/05/2016: Ins dec page	07/05/2016: Audit reviewed the revised Hazard Insurance Declaration page provided, and has determined that the loss payee reflects correctly. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 37.128% ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 17.55 months reserves

300166079	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													A	A	RA	A	A	General Compliance	General Compliance Exception	Missing Intent to Proceed.	06/30/2016: intent to Proceed	06/30/2016: Audit reviewed Intent to Proceed, and has determined that documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 37.128% ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 17.55 months reserves

300166079	Underwriting Complete	SHQM	SHQM	Compliance	Acknowledged													B	B	RB	B	B	RESPA	Missing Special Information Booklet / Home Loan Toolkit
Evidence that the borrowers received Home Loan Toolkit was not provided in file. Please provide the Home Loan Tool Kit or documentary evidence, such as a screen print, a list of disclosures that are automatically generated by a document system showing the date of the package sent to the borrower.
06/30/2016: home Loan ToolKit
06/30/2016: Audit acknowledges that the date is non-material, and loan will be rated a B. 06/30/2016: Audit reviewed the Home loan Toolkit submitted, and has determined that date evidence was not provided to verify if document was provided within three days of application date (04/20/2016). Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 37.128% ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 17.55 months reserves

300166079	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Rate Lock Agreement	The file did not contain a document reflecting when the rate was locked. Additional conditions may apply.	06/30/2016: rate Lock	06/30/2016: Audit review of Rate Lock reflects lock date of 04/20/2016, and has determined that documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 37.128% ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 17.55 months reserves

300166079	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	Yes	Yes	Not Likely	Yes	No Cure once CD Issued	N/A	N/A	N/A	2	2	2	B	B	RB	B	B	TRID	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds the LE for services the borrower is permitted to shop for.		6/24/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 37.128% ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 17.55 months reserves

300166079	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure - Missing Doc Not Provided	No Cure	N/A - Condition Cleared	N/A	3	3	2	A	A	RA	A	A	TRID	Missing E Consent Disclosure	Please provide copy of signed E-Sign Consent Form giving the Lender permission to provide documents electronically.	06/30/2016: e disclosure	06/30/2016: Audit reviewed "Consent to Receive Electronic Disclosures", documentation submitted was accepted by borrower dated 04/21/2016 and is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 37.128% ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 17.55 months reserves

300166079	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	06/29/2016: CDA	06/29/2016: A CDA report reflecting a value $1,125,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 37.128% ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 17.55 months reserves

300166146	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		11/03/2016: CDA provided reflecting a value of $3,700,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300166149	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided
11/01/2016: CDA provided reflecting a value of $1,320,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.10/31/2016:  Received Collateral DNA.  A CDA report not provided.  Condition remains.
FICO is higher than guideline minimum 757> 680 ; No Mortgage Lates Borrower owned property free and clear; Years in Field 13 years in the same field
300166174	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		10.24.16 A CDA was provided with a value of $1,600,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 780; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 76 months reserves; Years in Field Borrower has 20 years in field

300166183	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.
10.25.16 A CDA was provided with a value of $1,300,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared. 10/21/2016:  Received Collateral DNA.  A CDA report not provided.  Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 48.08%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 787; Years on Job Borrower has 4 years on job

300166211	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in the file.		06.02.16: A CDA was provided with a value of $1,400,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
 DTI is lower than guideline maximum 26.60% DTI less than 38% guideline requirement; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 99 months reserves.; Years Self Employed Borrower has been self employed in same field for 13 years

300166211	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Failure to Obtain Hazard Insurance
Please provide the hazard insurance certificate reflecting the policy annual premium for the subject property. The certificate of insurance in the file does not reflect the premium. Additionally please provide proof of hazard insurance for all investment properties.

06/16/2016:  Evidence received is sufficient for Non-QM loan.  Condition cleared.06/13/2016:  Received evidence property #10 was sold in 2014.  Received evidence of insurance for properties #7 & #8, however, they do not reflect the premium.  Condition remains.06/07/2016:  Received evidence of insurance for primary residence.  Missing evidence of insurance for properties #7, #8 & #10 on final application as they are not reflected on 2014 Schedule E.  Condition remains.

 DTI is lower than guideline maximum 26.60% DTI less than 38% guideline requirement; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 99 months reserves.; Years Self Employed Borrower has been self employed in same field for 13 years

300166211	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Evidence of HOA Fees	Missing evidence of Condo HOA fees for both primary residence and investment properties.		06/16/2016: Received evidence of HOA dues. Condition cleared.
 DTI is lower than guideline maximum 26.60% DTI less than 38% guideline requirement; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 99 months reserves.; Years Self Employed Borrower has been self employed in same field for 13 years

300166214	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		06.02.16: A CDA was provided with a value of $2,667,500 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300166258	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		10.26.16 A CDA was provided with a value of $3,200,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300166263	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		10.27.16 A CDA was provided with a value of $4,850,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300166370	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was missing from the loan file.		10/28/2016: CDA provided reflecting a value of $1,350,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300166370	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	FEMA	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		11/08/2016: Received post disaster inspection reflecting no damage. Condition cleared.
300166371	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report is missing from loan file.		10.27.16 A CDA was provided with a value of $2,100,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of  680. loan qualified with FICO of 805; LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 28.57%; Years in Primary Residence Borrower has been in primary residence for 19 years

300166371	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing asset documentation	Missing asset statement to second bank account listed on application.		10/26/2016: Received bank statement for second account. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of  680. loan qualified with FICO of 805; LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 28.57%; Years in Primary Residence Borrower has been in primary residence for 19 years

300166407	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	11/01/2016: CDA
11/01/2016: A CDA report reflecting a value $2,200,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.10/28/2016:  Received Collateral DNA.  A CDA report nor provided.  Condition remains.
DTI is lower than guideline maximum DTI 17.80 <43.00; FICO is higher than guideline minimum FICO 790 >680; Reserves are higher than guideline minimum Reserves 132 > 6
300166407	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	Federal Consumer Protection	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Notice to Home Loan Applicant & Consumer Score Disclosure is missing from the file.	11/01/2016: See attached initial Disclosures including all missing docs	11/01/2016: Audit review of Notice to Home Loan Applicant & Consumer Score Disclosure submitted is deemed acceptable, condition cleared.			DTI is lower than guideline maximum DTI 17.80 <43.00; FICO is higher than guideline minimum FICO 790 >680; Reserves are higher than guideline minimum Reserves 132 > 6
300166407	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Good Faith Estimate	Good Faith Estimate is missing from the file.	11/01/2016: See attached initial Disclosures "Attached to Missing FACTA finding" including all missing docs	11/01/2016: Audit review of Good Faith Estimate submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.			DTI is lower than guideline maximum DTI 17.80 <43.00; FICO is higher than guideline minimum FICO 790 >680; Reserves are higher than guideline minimum Reserves 132 > 6
300166407	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	TILA	Missing ARM Loan Program Disclosure	ARM Loan Program Disclosure is missing from the file.	11/01/2016: See attached initial Disclosures "Attached to Missing FACTA finding" including all missing docs	11/01/2016: Audit review of ARM Loan Program Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.			DTI is lower than guideline maximum DTI 17.80 <43.00; FICO is higher than guideline minimum FICO 790 >680; Reserves are higher than guideline minimum Reserves 132 > 6
300166407	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Servicing Disclosure Statement	Servicing Disclosure is missing from the file.	11/01/2016: See attached initial Disclosures "Attached to Missing FACTA finding" including all missing docs	11/01/2016: Audit review of Servicing Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.			DTI is lower than guideline maximum DTI 17.80 <43.00; FICO is higher than guideline minimum FICO 790 >680; Reserves are higher than guideline minimum Reserves 132 > 6
300166407	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	Federal Consumer Protection	Missing HUD Homeownership Organization Counseling Disclosure	HUD Homeownership Counseling Disclosure is missing from the file.	11/01/2016: See attached initial Disclosures "Attached to Missing FACTA finding" including all missing docs	11/01/2016: Audit review of HUD Homeownership Counseling Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.			DTI is lower than guideline maximum DTI 17.80 <43.00; FICO is higher than guideline minimum FICO 790 >680; Reserves are higher than guideline minimum Reserves 132 > 6
300166407	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	File is missing evidence of taxes for REO number two listed on final application.	11/01/2016: The loan file contained the attached property profile for REO #2 to show taxes. Also attached is the HOA statement along with the hazard insurance policy.	11/01/2016: Audit reviewed tax information for REO number two listed on final application, and has determined that the documentation submitted is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum DTI 17.80 <43.00; FICO is higher than guideline minimum FICO 790 >680; Reserves are higher than guideline minimum Reserves 132 > 6
300168346	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Documentation
Missing credit supplement to verify the third mortgage listed on the credit report with balance of $XX,XXX and monthly payment of $X,XXX.XX is not the responsibility of the borrower.  Credit supplement provided in file only states the property address for the mortgage, however there is no evidence that the mortgage is not the borrower's responsibility.
																										07/21/2016: please refer to page 8 of the divorce agreement, this property and all associated debts and expenses are the ex-spouse' responsibility	07/21/2016: Audit review of all documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.40%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 773; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 54 months reserves.

300168346	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing hazard insurance declaration
Hazard insurance policy provided in loan file fails to reflect insurable replacement dollar value and reflects "Wind Only." Additionally, the annual premium is reflected as $2,821.00 or $235.08 per month, whereas the monthly HOI used by the lender is $432.92 per month.
																										07/21/2016: the replacement value is listed. please refer to highlight. Since LENDER over estimated the HOI which resulting in lower DTI than qualify.	07/21/2016: Audit review of all documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.40%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 773; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 54 months reserves.

300168346	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Income/Employment	Missing verbal verification of employment	The VVOE was not obtained within 10 business days prior of note date per DU. The file is missing the VVOE for the borrower.	07/21/2016: V VOE	07/21/2016: Audit reviewed VOE, and has determined that the VOE is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.40%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 773; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 54 months reserves.

300168346	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing 2nd lien note	Missing 2nd lien note.	07/21/2016: find uploaded home equity line of credit terms and conditions	07/21/2016: Audit review of 2nd lien Note documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.40%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 773; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 54 months reserves.

300168346	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Copy of Divorce Decree	Missing a copy of divorce decree or separation agreement to confirm alimony and child support debts listed on final 1003.	07/21/2016: find uploaded alimony and child support info	07/21/2016: Audit review of divorce decree documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.40%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 773; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 54 months reserves.

300168346	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Income/Employment	Missing Executed Personal Tax Returns	Missing the 2014 executed personal tax returns.	07/21/2016: please find uploaded the signature page for 2014 personal returns and tax transcripts have also been provided	07/21/2016: Audit reviewed executed page of 2014 Tax Returns, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.40%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 773; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 54 months reserves.

300168346	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Income/Employment	Missing W-2	The loan file is missing the 2014 and 2015 W-2 Statements.	07/21/2016: W2s	07/21/2016: Audit reviewed 2014/2015 W2's, and has determined that the documentation is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.40%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 773; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 54 months reserves.

300168346	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		07/18/2016: A CDA report dated 05/09/2016 reflected a value of $1,265,000 with a 0% variance to appraisal value.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.40%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 773; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 54 months reserves.

300168346	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													A	A	RA	A	A	General Compliance	ARM Loan Program Disclosure not provided within 3 days of application.	ARM loan program disclosure not provided within 3 days of application.	07/21/2016: the ARM loan program disclosure was sent with the FED and State Compliance doc.	07/21/2016: Audit review of evidence for the Affiliated Business Disclosure was submitted within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.40%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 773; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 54 months reserves.

300168346	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	Yes	Yes	Not Likely	Yes	No Cure once CD Issued	N/A	N/A	N/A	2	2	2	B	B	RB	B	B	TRID	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.		07/18/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.40%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 773; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 54 months reserves.

300168346	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B	TRID	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure dated Contact Information section is incomplete. The NMLS License Number of the Settlement Agent is missing.	07/28/2016: corrected CD, LOX, UPS label
07/28/2016: Audit review of revised CD includes contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.40%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 773; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 54 months reserves.

300168346	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure - Missing Doc Not Provided	No Cure	N/A - Condition Cleared	N/A	3	3	2	A	A	RA	A	A	TRID	Missing E Consent Disclosure	Provide an executed copy of the Consent to Receive Communications Electronically, (E Consent) disclose for the borrower.	07/21/2016: bwr did not sign up for E Delivery. please note that bwr signed the docs by hand, no electronic signatures used.	07/21/2016: Audit re-analyzed loan file, an e-consent is not required as borrower signed initial disclosures and final documents. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.40%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 773; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 54 months reserves.

300168898	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	06/29/2016: CDA	06/29/2016: A CDA report reflecting a value $645,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300168898	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	No Cure	No Cure	N/A Condition Cleared	N/A Condition Cleared	3	3	3	A	A	RA	A	A	TRID	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower acknowledged receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX and the date of consummation is XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
06/29/2016: the XX/XX/XXXX CD was sent to borrower's email. please see attached record of electronic delivery.
06/29/2016: Audit reviewed print screen, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

300168898	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	No Cure	N/A	N/A	3	3	2	B	B	RB	B	B	TRID	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	WLSP is missing a detailed list of services which corresponds the LE for services the borrower is permitted to shop for.		6/27/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
300168898	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B	TRID	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Contact NMLS License ID and/or License ID of the Settlement Agent and Settlement Agent Contact is missing.	06/29/2016: the CD prepared by the Closing agent provided the license ID, please refer to page 7.
06/29/2016: Audit review of missing LE/CD Contact Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.

300168898	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	Yes	No	No	No	No Cure - Missing Doc Not Provided	No Cure - Missing Doc Not Provided	N/A - Condition Cleared	N/A - Condition Cleared	2	2	2	A	A	RA	A	A	TRID	Missing borrower’s documented Intent to Proceed	Intent to proceed is missing from the file.	06/30/2016: the 05.02.16 LE was sent via email.06/29/2016: the Intent to Proceed was given verbally at intro. Please see attached
06/30/2016: Audit reviewed print screen for LE viewed on 05/02/2016, documentation submitted is deemed acceptable. Condition cleared.06/29/2016: Audit reviewed Lender Rebuttal, and has determined that either an executed initial LE or evidence of e-signature for the LE is required to verify timing requirements.  The Confirmation reflects borrower intent to proceed on 05/06/2016, however the initial LE was dated 05/02/2016. Therefore, per (§ 1026.19(e)(2)(i)(A)) Oral communication over the phone, written communication via email, or signing a preprinted form AFTER receipt of the Loan Estimate is required if borrower chooses to proceed.  If mailed 05/02/2016, borrower could not have consented to proceed on 05/06/2016 per 7 days mailbox rules.  Provide some sort of e-signature confirmation of the initial LE.  Condition remains.

300168914	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Income/Employment	Missing income documentation
WVOE provided in the loan file reflects bonus income for 2015 and Year to Date 2016.  Per lender's guidelines, to use bonus income for mortgage qualification, the borrower must have a consecutive, most recent two year history with the same employer.  Bonus income for 2014 was not provided in the loan file.
06/16/2016: Audit consulted with Compliance, and has determined that bonus income was well documented and usable for QM. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.13%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 71 months reserves; Years in Field Borrower has 10 years in Field

300168914	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Income/Employment	Missing Executed Personal Tax Returns
Two years personal tax returns with all applicable schedules are required.  A 2014 tax return and a 2015 tax return extension was provided.  2013 tax return was not provided to meet two year requirement.

06/16/2016: Audit consulted with Compliance, QM requirements have been met with regards to tax returns submitted. Documentation within the loan file is sufficient evidence of tax returns available. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.13%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 71 months reserves; Years in Field Borrower has 10 years in Field

300168914	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.	06/09/2016: #19 on Multi Disclosures	06/09/2016: Audit review of Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.13%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 71 months reserves; Years in Field Borrower has 10 years in Field

300168914	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Rate Lock Agreement	Missing Rate Lock Agreement.	06/09/2016: HMDA form	06/09/2016: Audit review of HOEPA/HMDA confirms rate lock date, documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.13%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 71 months reserves; Years in Field Borrower has 10 years in Field

300168914	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													A	A	RA	A	A	QM/ATR	Loan does not meet criteria for Qualified Mortgage	Per Appendix Q, both IRS Form 1040 Schedule E and bonus income for two years are necessary to verify all consumer rental income in order for the loan to be classified as a Qualified Mortgage.
06/16/2016: Please see attached pertaining to rental income. Appendix Q does NOT require 2 years of schedule E. A current lease reduced by 25% can be used when the property was obtained since last tax filing (2015 extension in file, other property owned for 1 year; Overseas properties reported on schedule E). Also per Appendix Q states "Periods of overtime and bonus income less than two years may be acceptable, provided the creditor can justify and document in writing the reason for using the income for qualifying purposes." Justification for use of bonus is that per the employer's letter, a component of the borrower's compensation is an annual cash bonus program based on performance. The borrower has a positive trend from 2015 earning to YTD 2016 earnings, earning significantly more in 2016 YTD than all of 2015. The trend is indicative of strong performance.
06/16/2016: Audit cleared all credit issues. QM requirements have been met. Condition cleared.06/10/2016: Pending escalated Compliance Review.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.13%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 71 months reserves; Years in Field Borrower has 10 years in Field

300168914	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Material	Yes	Yes	Not Likely	yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B	TRID	Incorrect disclosure of Origination Charges - Section A
The “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure dated XX/XX/XXXX should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
06/10/2016: Letter to bwr06/09/2015: Closing Disclosure attached
06/10/2016: Audit review of Notification of the error (i.e., the letter to borrower) and evidence lender sent postal so no tracking available. Loan will be rated a Fitch 'B'. Condition cleared.06/09/2016: Audit review of revised CD reflects Sections A fees itemized, and CD documentation submitted is deemed acceptable. However, missing the Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.13%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 71 months reserves; Years in Field Borrower has 10 years in Field

300168914	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B	TRID	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure dated XX/XX/XXXX Contact Information section is incomplete. The License Number of the Settlement Agent is missing.	06/09/2016: Closing Disclosure
06/09/2016: Audit review of CD includes contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was not provided, however remains active within another exception. Loan will be rated a 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.13%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 71 months reserves; Years in Field Borrower has 10 years in Field

300168914	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	No Cure once CD Issued	Outside of Scope	N/A - Corrected on CD	N/A - Corrected on CD	3	3	2	B	B	RB	B	B	TRID	Loan Estimate document error
The “Lender Fees” paid to the lender reflected in section A of the final Loan Estimate dated XX/XX/XXXX should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
																										06/09/2016: This has been addressed by the Final Closing Disclosure	06/09/2016: Audit review of revised CD reflects Sections A fees itemized, and CD documentation submitted is deemed acceptable. Loan will be rated a Fitch 'B'. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.13%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 71 months reserves; Years in Field Borrower has 10 years in Field

300168914	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/07/2016: A CDA report dated 05/09/2016 reflected a value of $1,750,000 with a 0% variance to appraisal value.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.13%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 71 months reserves; Years in Field Borrower has 10 years in Field

300169666	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		06/02/2016: A CDA was provided with a value of $850,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.17%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 769; Reserves are higher than guideline minimum Loan qualified with 46.6 months reserves

300169666	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													B	B	CB	B	B	Legal Documents	Missing Documentation	Missing evidence of PITIA for all rental properties on final 1003. Unable to calculate Rental income.
NON QM Investment Property. Bank has a proven relationship with Borrower since 2007. Cash flow on properties assessed utilizing Sched E , adding back depreciation as per Bank policy. Loan approved due to successful track record owning and operating real estate, post loan liquidity of $477,000 vs. loan amount of $XXX,XXX, Low % LTV on a property which will be renovated, and very high FICOS. I have attached a detailed cash flow from loan team.
06/07/2016: Acknowledged. REO income calculated based on Schedule E cash flow disclosed Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.17%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 769; Reserves are higher than guideline minimum Loan qualified with 46.6 months reserves

300169750	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		11/01/2016: CDA provided reflecting a value of $950,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300169762	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Income/Employment	Missing Balance Sheet	Lender guidelines require a balance sheets for partnership income. Per K-1 borrower owns 100% in partnership, a P&L and balance sheet was not provided.
06/06/2016: non QM file, investment property. Credit Officer met client and toured properties. Lender has an extensive deposit and credit relationship with client- see attached. 2011 -2013 tax returns and K-1s in files- see attached partnership k-1 work sheet. Loan approved without balance sheet based on extensive financials in file.
06/06/2016: Audit reviewed Lender Rebuttal, and has determined that the income documentation is adequate. Condition cleared.
300169762	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Income/Employment	Missing YTD Profit & Loss	Lender guidelines require P&L for partnership income. Per K-1 borrower owns 100% in partnership, a P&L and balance sheet was not provided.
"Non QM, investment property, LMI. No profit and loss required due to 2011-2013 financials on file, Lender's extensive credit and deposit relationship.. In addition, approving credit officer toured properties and has met with client. $325,500 loan- Borrower has $1.7mm in PLL. DCR of 1.07 on subject property assuming 25% operating expenses"
06/06/2016: Audit reviewed Lender Rebuttal, and has determined that the income documentation is adequate. Condition cleared.
300169762	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		06.02.16: A CDA was provided with a value of $490,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300169777	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		10.25.16 A CDA was provided with a value of $2,350,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300169790	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.		10/26/2016: A CDA report reflected a value of $2,000,000 with a 0% variance to appraisal value.
300169843	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	The CDA report was not provided in the file.		09/26/2016: CDA provided reflecting a value of $1,350,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum 15.05 < 43; FICO is higher than guideline minimum 751 > 680; Reserves are higher than guideline minimum 173 > 6 mos
300169843	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	FEMA	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		09/26/2016: Received post disaster inspection reflecting no damage. Condition cleared.			DTI is lower than guideline maximum 15.05 < 43; FICO is higher than guideline minimum 751 > 680; Reserves are higher than guideline minimum 173 > 6 mos
300169844	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/22/2016: CDA provided reflecting a value of $2,550,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.34%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 751; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 47.50 months reserves

300169844	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Legal Documents	Failure to Obtain Second Lien Note	HELOC second note is missing from file.		09/23/2016: Received second lien note. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.34%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 751; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 47.50 months reserves

300169858	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	FEMA	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		10/31/2016: Received post disaster inspection reflecting no damage. Condition cleared.
300169858	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		10.25.16 A CDA was provided with a value of $800,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300169872	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	CDA Missing from file.		6/2/16: CDA provided reflecting a value within 10% allowable variance. Condition cleared.
300173381	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													A	A	RA	A	A	General Compliance	General Compliance Exception	Acknowledgement of Borrower's Intent to Proceed with Loan Application was not provided.	06/08/2016: Please find uploaded documented intent to proceed	06/08/2016: Audit reviewed print screen reflecting borrowers intent to proceed, and has determined that the documentation is deemed acceptable. Condition cleared.
 Current Mortgage Payment is lower than previous payment Current mortgage payment is $7456; New payment is $5376.45; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 6 months reserves on subject and 6 months reserves on departing property, loan qualified with 160.29 months reserves on both properties

300173381	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													A	A	RA	A	A	Federal Consumer Protection	MA – Missing evidence borrower was provided opportunity to choose his/her own attorney	Massachusetts state Right to Attorney disclosure was not provided.	06/08/2016: The MA attorney disclosure is required to be given to the borrower at application and is required for broker loans. The subject is a retail loan and not a broker loan.	06/08/2016: Audit concurs with lender rebuttal, condition cleared.
 Current Mortgage Payment is lower than previous payment Current mortgage payment is $7456; New payment is $5376.45; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 6 months reserves on subject and 6 months reserves on departing property, loan qualified with 160.29 months reserves on both properties

300173381	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	Yes	Yes	Not Likely	Yes	No Cure once CD Issued	N/A	N/A	N/A	2	2	2	B	B	RB	B	B	TRID	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for. Title fees not itemized and WLSP does not include any fee estimates.		6/06/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 Current Mortgage Payment is lower than previous payment Current mortgage payment is $7456; New payment is $5376.45; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 6 months reserves on subject and 6 months reserves on departing property, loan qualified with 160.29 months reserves on both properties

300173381	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B	TRID	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The NMLS License Number and/or State ID Number, Contact Name, Contact NMLS License Number and/or State ID Number, Email Address and Phone Number of the Settlement Agent are missing.
																										06/08/2016: Rebuttal	06/08/2016: Audit review of missing LE/CD Contact Information, other than Lender or Broker NMLS, is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.
 Current Mortgage Payment is lower than previous payment Current mortgage payment is $7456; New payment is $5376.45; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 6 months reserves on subject and 6 months reserves on departing property, loan qualified with 160.29 months reserves on both properties

300173381	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	No Cure	No Cure	N/A - Condition Cleared	N/A	3	3	3	A	A	RA	A	A	TRID	Initial Closing Disclosure timing requirement not met
Initial CD reflects Date Issued of 05/13/2016 with no acknowledgment of receipt on the part of the borrower. Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Initial CD 3 business days prior to consummation date.
																										06/08/2016: per internal tracking, the 05.13.16 CD was viewed by the borrower.	06/08/2016: Audit reviewed print screen, and has determined that sufficient evidence was provided reflecting initial CD was viewed at least 3 days prior to consummation. Condition cleared.
 Current Mortgage Payment is lower than previous payment Current mortgage payment is $7456; New payment is $5376.45; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 6 months reserves on subject and 6 months reserves on departing property, loan qualified with 160.29 months reserves on both properties

300173381	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Evidence of HOA Fees	Evidence of HOA Fees for REO property not provided. 1003 reflects $67.25/month in maintenance fees not evidenced in file.	06/08/2016: per pages 5 & 7 of the lease btw borrower and tenant, no HOA fee.	06/08/2016: Audit reviewed lease documentation for REO, and has determined that no HOA fees are listed or required for REO property. Condition cleared.
 Current Mortgage Payment is lower than previous payment Current mortgage payment is $7456; New payment is $5376.45; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 6 months reserves on subject and 6 months reserves on departing property, loan qualified with 160.29 months reserves on both properties

300173381	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		06/03/2016: Lender provided a CDA report dated 04/05/2016 with a 0% variance to appraised value. Condition cleared.
 Current Mortgage Payment is lower than previous payment Current mortgage payment is $7456; New payment is $5376.45; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 6 months reserves on subject and 6 months reserves on departing property, loan qualified with 160.29 months reserves on both properties

300175138	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report is missing from file.		07/11/2016: A CDA report reflecting a value $1,292,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
300175138	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Changed Circumstance form
Missing valid corresponding COC for LE dated 06/06/2016 as the loan amount has increased from $XXX,XXX to $XXX,XXX and Title-Lender Coverage has increased from $1,780.00 to $2,000.00. The file is missing evidence of a valid change of circumstance.
7/12/2016: Evidence of the change of circumstance provided for loan amount and increase in title is deemed acceptable. Condition cleared.
300175138	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	Yes	Yes	Not Likely	Yes	No Cure once CD Issued	N/A	N/A	N/A	2	2	2	B	B	RB	B	B	TRID	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for. Title – Lender Coverage and Title – Wire Fee were not itemized on the WLSP and at least one available provider was not reflected for the borrower to shop for these services.
07/11/2016: Services provided on WLSP were not itemized. Loan will be rated a B for all agencies.
300175138	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B	TRID	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The Address of the Borrowers Real Estate Broker and Sellers Real Estate Broker is missing. The License ID of the Settlement Agent is missing.
07/12/2016: Condition deemed non-material. Loan will be rated a B for all agencies.
300175138	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	Yes	No	No	No	No Cure - Missing Doc Not Provided	No Cure - Missing Doc Not Provided	N/A - Condition Cleared	N/A - Condition Cleared	2	2	2	A	A	RA	A	A	TRID	Missing borrower’s documented Intent to Proceed	Missing the signed borrower's intent to proceed disclosure from file.	7/12/2016: the ITP(Intent to Proceed) was inquired at intro Call	7/12/2016: Evidence of intent to proceed was provided. Condition cleared.
300175408	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided		07/08/2016: A CDA report reflecting a value $825,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
300175408	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	Yes	Yes	Not Likely	Yes	No Cure once CD Issued	N/A	N/A	N/A	2	2	2	B	B	RB	B	B	TRID	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for. Title-Abstract/Search, Title-CPL, Title-EDoc and Handling, Title-Lender Coverage and Title-Wire Fee were not itemized on the WLSP and at least one available provider was not reflected for the borrower to shop for these services.
07/08/2016: Services provided on WLSP were not itemized. Loan will be rated a B for all agencies.
300175408	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B	TRID	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Contact Name, Email and Phone Number of the Settlement Agent is missing.		07/15/2016: Received CD with Contact Name, Email and Phone Number of the Settlement Agent. Condition cleared.
300175408	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	Yes	No	No	No	No Cure - Missing Doc Not Provided	No Cure - Missing Doc Not Provided	N/A - Condition Cleared	N/A - Condition Cleared	2	2	2	A	A	RA	A	A	TRID	Missing borrower’s documented Intent to Proceed	Missing the borrower's documented intent to proceed.	07/13/2016: the date of the intent given was 05.11.16. it was documented at the bottom of the box.
07/13/2016:  Received documented intent to proceed.  Condition cleared.7/12/2016: A screen print showing intent to proceed was checked, however, the date of the intent to proceed was not provided. Condition remains.

300177950	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.	06/15/2016: CDA	06/15/2016: A CDA report reflecting a value $1,478,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 90.20 months reserves; Years in Field Borrower has 30 years in Field

300177950	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.	06/16/2016: Affiliated business disclosure is part of our multi-disclosure package. Please see #19 of the multi-disclosure titled "controlled business arrangement disclosure" and clear.
06/16/2016: Audit review of evidence that the Affiliated Business Disclosure (03/24/2016) was submitted within three days of application date (03/22/2016) was provided. Documentation submitted is deemed acceptable, condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 90.20 months reserves; Years in Field Borrower has 30 years in Field

300177950	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													A	A	RA	A	A	Federal Consumer Protection	Originator Name and/or Identifier Number on application does not match NMLS result	The originator name on the loan application does not match NMLS result.	06/16/2016: This condition is invalid. The Originator name appears on the final 1003 and is also listed on the NMLS consumer access. Printout of NMLS attached.	06/16/2016: Audit reviewed NMLS printout, and has determined that the originator name appears under "Prior Legal Names" and is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 90.20 months reserves; Years in Field Borrower has 30 years in Field

300177950	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													A	A	RA	A	A	QM/ATR	Loan does not meet criteria for Qualified Mortgage
Missing 2016 YTD Balance Sheet for Borrower's Schedule C Sole Proprietorship.  A 2016 YTD P&L was provided.  Per appendix Q, both a Balance Sheet and a P&L statement are required; in order for the loan to be classified as a Qualified Mortgage.

7/11/2016: A YTD Balance sheet for borrower's schedule C business, signed and dated prior to consummation was provided. Condition cleared. 07/06/2016: Audit reviewed the lender rebuttal and has determine that a Sole Proprietorship (Schedule C) is considered Self Employed by Appendix Q and would require Balance Sheet. The Balance Sheet for the entity listed on Schedule C is required per Appendix Q.  While the income is not used in the DTI calculation, the unknown is what are the current debts that the client is responsible for and will that impact the response to the question “Are all debts included in the analysis and calculation of the DTI.  Accordingly, the implication is that the party has business income even though it is not being used which opens up the discussion for debts of the business that are the responsibility of the applicant/borrower that have to be reconciled.  Therefore, a P&L AND Balance Sheet are required for the loan to be classified as a Qualified Mortgage to be purchasable. Condition remains.06/17/2016: Audit consulted with Compliance, and has determined that the documentation submitted is not acceptable to clear finding. Provide a 2016 YTD Balance Sheet for Borrower's Schedule C Sole Proprietorship. Per appendix Q, both a Balance Sheet and a P&L statement are required; in order for the loan to be classified as a Qualified Mortgage.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 90.20 months reserves; Years in Field Borrower has 30 years in Field

300177950	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	Yes	Yes	Not Likely	Yes	No Cure once CD Issued	N/A	N/A	N/A	2	2	2	B	B	RB	B	B	TRID	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for. Additionally, the WLSP was not dated.		06/13/2016: Services provided on WLSP were not itemized. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 90.20 months reserves; Years in Field Borrower has 30 years in Field

300177950	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Material	Yes	Yes	Not Likely	yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B	TRID	Incorrect disclosure of Origination Charges - Section A
The “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure dated XX/XX/XXXX should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
06/17/2016: receipt of revised CD 06/16/2016: post consummation CD
06/17/2016: Audit review of revised CD, Notification of the error (i.e., the letter to borrower) and lender sent via e-mail to borrower with borrower's response of receipt documented . Loan will be rated a Fitch 'B'. Condition cleared.06/16/2016: Audit review of revised CD reflects Section A fees itemized, and is deemed acceptable. However, missing Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 90.20 months reserves; Years in Field Borrower has 30 years in Field

300177950	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B	TRID	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure dated XX/XX/XXXX Contact Information section is incomplete.  The NMLS License Number of the Borrowers Real Estate Broker, Sellers Real Estate Broker and the Settlement Agent are missing.
																										06/16/2016: post consummation CD	06/16/2016: Audit review of revised CD includes contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Loan will be rated a 'B'. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 90.20 months reserves; Years in Field Borrower has 30 years in Field

300177950	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	No	No	No	No	No Cure - Missing Doc Not Provided	N/A Outside of Scope	N/A Condition Cleared	N/A	2	2	2	A	A	RA	A	A	TRID	Missing seller’s Closing Disclosure	Added 7/11/2016: After additional review, audit determined we are missing the complete seller's transaction Closing Disclosure. CD provided do not list the realtor's commissions.		7/11/2016: A signed seller's transaction CD was provided. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 90.20 months reserves; Years in Field Borrower has 30 years in Field

300177950	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	Missing evidence of taxes and insurance for first and second properties listed on the Schedule of Real Estate Owned of the loan application.	06/16/2016: Per credit supplement provided in file, the taxes and insurance are included as escrows for both properties' mortgage accounts
06/17/2016: Evidence of taxes and insurance as well as property assessments provided in loan file. Condition cleared. 06/16/2016: Audit reviewed credit supplement, and has determined that the mortgage statements for both REO properties are required to verify which properties the mortgages are attached. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 90.20 months reserves; Years in Field Borrower has 30 years in Field

300177950	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Income/Employment	Missing Balance Sheet
Missing 2016 YTD Balance Sheet for Borrower's Schedule C Sole Proprietorship.  A 2016 YTD P&L was provided.  Per appendix Q, both a Balance Sheet and a P&L statement are required; in order for the loan to be classified as a Qualified Mortgage.
07/06/2016: Income is positive and not used in qualifying06/16/2016: balance sheet
7/11/2016: A YTD Balance sheet for borrower's schedule C business, signed and dated prior to consummation was provided. Condition cleared. 07/06/2016: Audit reviewed the lender rebuttal and has determine that a Sole Proprietorship (Schedule C) is considered Self Employed by Appendix Q and would require Balance Sheet. The Balance Sheet for the entity listed on Schedule C is required per Appendix Q.  While the income is not used in the DTI calculation, the unknown is what are the current debts that the client is responsible for and will that impact the response to the question “Are all debts included in the analysis and calculation of the DTI.  Accordingly, the implication is that the party has business income even though it is not being used which opens up the discussion for debts of the business that are the responsibility of the applicant/borrower that have to be reconciled.  Therefore, a P&L AND Balance Sheet are required for the loan to be classified as a Qualified Mortgage to be purchasable. Condition remains.06/17/2016: Audit consulted with Compliance, and has determined that the documentation submitted is not acceptable to clear finding. Provide a 2016 YTD Balance Sheet for Borrower's Schedule C Sole Proprietorship. Per appendix Q, both a Balance Sheet and a P&L statement are required; in order for the loan to be classified as a Qualified Mortgage. 06/16/2016: Escalated to Compliance for Review.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 90.20 months reserves; Years in Field Borrower has 30 years in Field

300178704	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Note	The subject property note in the file is missing pages 2 and 4 of 5. ARM information cannot be verified. Additional conditions may apply.	08/09/2016: Complete Note	08/09/2016: Audit reviewed all pages of the executed Note, and has determined that documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.67%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 49.2months reserves

300178704	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/05/2016: CDA provided reflecting a value of $750,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.67%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 49.2months reserves

300178704	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	Yes	Yes	Not Likely	Yes	No Cure once CD Issued	N/A	N/A	N/A	2	2	2	B	B	RB	B	B	TRID	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.		08/05/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.67%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 49.2months reserves

300178704	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	No Cure - Missing Doc Not Provided	No Cure - Missing Doc Not Provided	N/A - Condition Cleared	N/A	3	3	3	A	A	RA	A	A	TRID	Missing corresponding C.O.C for most Recent L.E/C.D. in File	Missing corresponding COC for CD dated XX/XX/XXXX as the Loan Amount increased from $XXX,XXX to $XXX,XXX. The file is missing evidence of a valid change of circumstance.	08/09/2016: COC attached. Highlighting the loan amount changed	08/09/2016: Audit reviewed print out for Change History, and has determined that documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.67%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 49.2months reserves

300178831	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.	06/16/2016: CDA	06/16/2016: A CDA report reflecting a value $580,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.15%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 52.60 months reserves

300178831	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	The Assessor's Parcel Number on the appraisal does not reflect the same as the Title APN.	06/27/2016: corrected parcel number on the appraisal	06/27/2016: Audit reviewed corrected Appraisal with correct APN, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.15%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 52.60 months reserves

300178831	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													A	A	RA	A	A	General Compliance	General Compliance Exception	Missing Intent to Proceed.
06/21/2016: Lender has established that borrower elected to use electronic for delivery on a different condition. Since the initial LE was dated 04.25.16 whereas the borrower orally provided the Intent to Proceed on 04.28.16 which is in accordance to (§ 1026.19(e)(2)(i)(A). The initial LE was delivered to borrower on 04.25.16 which was viewed by the borrower on 04.26.16. Please see attached screen print.06/17/2016: Please find uploaded documented intent to proceed

06/22/2016: Audit reviewed the Lender Rebuttal, and has determined that the print screen is sufficient evidence for the intent to proceed. Condition cleared. 06/21/2016: Audit reviewed the Lender Rebuttal, and has determined that condition remains active until the E-Consent Disclosure has been verified. Condition remains. 06/17/2016: Audit reviewed Lender Rebuttal, and has determined that either an executed initial LE or evidence of e-signature for the LE is required to verify timing requirements.  The Confirmation reflects borrower intent to proceed on 04/28/2016, however the initial LE was dated 04/25/2016. Therefore, per (§ 1026.19(e)(2)(i)(A)) Oral communication over the phone, written communication via email, or signing a preprinted form AFTER receipt of the Loan Estimate is required if borrower chooses to proceed.  If mailed 04/25/2016, borrower could not have consented to proceed on 04/28/2016 per mailbox rules.  Provide some sort of e-signature confirmation of the initial LE.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.15%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 52.60 months reserves

300178831	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B	TRID	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section in incomplete.  The Address, Email and Phone of the Borrowers Real Estate Broker and Sellers Real Estate Broker and the Contact, Contact NMLS ID, Email and Phone of the Settlement Agent are missing.
06/27/2016: new CD sent to bwr
06/27/2016: Audit review of CD includes contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.15%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 52.60 months reserves

300178831	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure - Missing Doc Not Provided	No Cure	N/A - Condition Cleared	N/A	3	3	2	A	A	RA	A	A	TRID	Missing E Consent Disclosure	Provide an executed copy of the Consent to Receive Communications Electronically, (E Consent) disclose for the borrower.
06/30/2016: E Consent 06/21/2016: please see attached screen print identifying that bwr wanted to be use electronic delivery method.06/17/2016: Please see page 2 of the uploaded credit file which provided e-delivery consent date as 04.27.16

06/30/2016: Audit reviewed all documentation submitted, and has determined that sufficient evidence was provided for e-consent. Condition cleared.  06/21/2016: Audit reviewed Lender Rebuttal, and has determined that the print screen submitted is not acceptable. Provide the actual e-consent disclosure form -OR- provide an attestation that the lender has a copy of said form. TRID regulation requires the lender to retain a copy of this actual form. Condition remains. 06/17/2016: Audit reviewed Lender Rebuttal, and has determined that the documentation submitted is not acceptable. Provide the actual e-consent disclosure form -OR- provide an attestation that the lender has a copy of said form. TRID regulation requires the lender to retain a copy of this actual form. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.15%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 52.60 months reserves

300179666	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													A	A	RA	A	A	Title	Missing copy of title
Missing copy of the prelim title for $620,000.00 (Prelim in file does not reflect the amount of the insurance. Lender requires that initial title report correctly reflects the information that will ultimately be on the title policy.)
																										08/23/2016: Revise Title policy	08/23/2016: Audit review of Final Title Policy reflects recorded mortgage information, as well as the correct amount of insurance, documentation submitted is deemed acceptable, condition cleared.
300179666	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B	TRID	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title – Lender’s Title Insurance, Title -Recording Service Fees, Title – Sub Escrow Fee, Title – Title Endorsement and Title – Wire Transfer Fee are reflected in section C of the final Closing Disclosure. The borrower selected a service provider from the WLSP for title services.  The title service provider fees should be listed in section B of the CD.
08/29/2016: LOX, ups label and revise cd08/26/2016: ups label08/26/2016: revise cd
08/29/2016: Audit review of revised CD reflects Sections C fees moved to Section B, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.08/26/2016: Audit reviewed evidence of shipment for evidentiary purposes within 60 days from error notification, however missing Notification of the error (i.e., the letter to borrower). Condition cleared.  08/26/2016: Audit review of revised CD reflects Sections C fees moved to Section B, and documentation submitted is deemed acceptable. However, missing the Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification. Condition remains.

300179666	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	19)f)	N/A	3	2	2	A	B	RA	A	A	TRID	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated 05/27/2016 reflects an Appraisal Fee of $1,200.00 with no resulting CoC for any subsequent disclosures. The final CD reflects an Appraisal Fee of $600.00, an Appraisal Re-cert Fee of $150.00 and a Credit Supplement Fee of $26.10, resulting in a $ 176.10 refund due for cure.

08/18/2016:  The At Closing CD reflects a lender credit for the increase in Closing Costs above legal limit in the amount of $184.60.  Cure is sufficient. Loan will be graded a B for all agencies. Condition cleared.

300179666	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B	TRID	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS License Number and/or Contact NMLS License Number of the Settlement Agent is missing.	08/26/2016: revise cd08/23/2016: revise cd
08/26/2016: Audit review of missing CD Contact Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.08/23/2016: Audit reviewed documentation submitted, missing the revised CD with corrected information. Condition remains.

300179666	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		08/18/2016: A CDA report reflecting a value $2,550,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300184017	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													A	A	RA	A	A	Title	Missing copy of title
Missing copy of the prelim title for $XXX,XXX (Prelim in file does not reflect the amount of the insurance. Lender requires that initial title report correctly reflects the information that will ultimately be on the title policy.)
																										08/18/2016: subject property state. Prelim title does not list the loan amount.	08/18/2016: Audit reviewed Lender Rebuttal, and has determined that the final CD reflects correct loan amount and correct Lender Coverage amount collected. Condition cleared.
300184017	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	Yes	Yes	Not Likely	Yes	No Cure once CD Issued	N/A	N/A	N/A	2	2	2	B	B	RB	B	B	TRID	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.		08/16/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
300184017	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	No Cure	No Cure	N/A Condition Cleared	N/A Condition Cleared	3	3	3	A	A	RA	A	A	TRID	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation.  When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  Evidence of borrower's receipt of initial CD 3 days prior to consummation was not provided.
08/18/2016: the initial CD was emailed to borrower. please see attached e records
08/18/2016: Audit reviewed electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

300184017	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Material	Yes	Yes	Not Likely	yes	No Cure	TILA 130(b) - within 60 days of discovery	N/A Condition Cleared	N/A Condition Cleared	3	3	2	A	A	RA	A	A	TRID	Incorrect disclosure of Origination Charges - Section A
The Discount Fee and Application Fee reflected in section A of the final Closing Disclosure do not reflect the name of the payee.  Please provide a corrected CD, LOE, along with proof of delivery to the borrower.

08/23/2016: Regulation Z does not require the creditor to identify the payee for any origination charges with the exception of any compensation paid to a third party loan originator so we should not be identifying any payee. See Regulation Z, §1026.38(f)(1). This is because all other charges are paid to the creditor.

08/23/2016: Audit consulted with Compliance, and has determined that the fees in Section A are always presumed paid to the lender. Payee is not required to be listed, unless the fee is paid to another entity such as a broker or an affiliate fee. If that is the case, then the broker or affiliate company name is required as payee, regardless of what column the fee is listed in.  Subject loan does not require a payee, as the lender is the affiliate. Condition cleared.  08/23/2016: Audit consulted with Compliance, and has determined that the fees in Section A do not require the payee to be listed IF the borrower is paying the fee. HOWEVER, the CD reflects "Paid by Others" for both fees in Section A and is therefore required. "Lender Affiliate" is not an acceptable company name. Provide a revised CD adding the payee to Section A fee for Application, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification. Condition remains active.

300184017	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B	TRID	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The  NMLS License Number and/or Contact NMLS License Number of the Settlement Agent are missing.  Please provide a corrected CD, LOE, along with proof of delivery to the borrower.

08/23/2016: Audit review of missing LE/CD Contact Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.

300184017	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	Yes	No	No	No	No Cure - Missing Doc Not Provided	No Cure - Missing Doc Not Provided	N/A - Condition Cleared	N/A - Condition Cleared	2	2	2	A	A	RA	A	A	TRID	Missing borrower’s documented Intent to Proceed	Provide an executed copy of the Intent to Proceed disclosure for the borrowers.	08/18/2016: attached please find the recorded ITP
08/18/2016: Audit reviewed print screen for  Intent to Proceed dated 06/02/2016, and has determined that the intent to proceed was within 10 days of  LE. Documentation submitted is deemed acceptable. Condition cleared.

300184017	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.		08/16/2016: A CDA report dated 07/27/2016 reflected a value of $720,000.00 with a 0% variance to appraisal value. Condition Cleared.
300186825	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													A	A	RA	A	A	RESPA	Affiliated Business Disclosure not provided within 3 business days of application date.	The affiliated business disclosure was signed by the borrower on 6/14/2016 and the application date is 5/11/2016.	08/09/2016: ABA	08/09/2016: Audit review of Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides require maximum DTI of 43%, loan qualified with DTI of 38%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775; No Rental Lates UW Guides require 0x30 days laate in the most recent 24 months; credit report verifies 36 months payment hisotry with no late payments reported

300186825	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	yes	No Cure	No Cure	N/A Condition Cleared	N/A Condition Cleared	3	3	3	A	A	RA	A	A	TRID	Initial LE not provided within 3 standard business days of application	The initial application date is 5/11/2016 and the LE was dated 5/23/2016.	08/09/2016: initial LE	08/09/2016: Audit reviewed initial LE dated 05/11/2016 that was submitted, and has determined that the documentation provided is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides require maximum DTI of 43%, loan qualified with DTI of 38%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775; No Rental Lates UW Guides require 0x30 days laate in the most recent 24 months; credit report verifies 36 months payment hisotry with no late payments reported

300186825	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B	TRID	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The Name, Address, NMLS ID and email address of the Real Estate Broker Borrower and the Name, Address, NMLS ID, Email address and Phone Number of the Real Estate Broker Seller and the Contact MA License ID of the Settlement Agent is missing.

08/15/16: Lender provided the Information required for CD 'Contact Information' section. The Name, Address, NMLS ID and email address of the Real Estate Broker Borrower and the Name, Address, NMLS ID, Email address and Phone Number of the Real Estate Broker Seller and the Contact MA License ID of the Settlement Agent. Condition cleared.

 DTI is lower than guideline maximum UW Guides require maximum DTI of 43%, loan qualified with DTI of 38%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775; No Rental Lates UW Guides require 0x30 days laate in the most recent 24 months; credit report verifies 36 months payment hisotry with no late payments reported

300186825	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	No Cure - Missing Doc Not Provided	No Cure - Missing Doc Not Provided	N/A - Condition Cleared	N/A	3	3	3	A	A	RA	A	A	TRID	Missing corresponding C.O.C for most Recent L.E/C.D. in File	Missing corresponding COC for LE dated 06/13/2016 as the points has increased from $6,850 to $14,385. The file is missing evidence of a valid change of circumstance.	08/09/2016: COC	08/09/2016: Audit reviewed print screen for Change History, and has determined that documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides require maximum DTI of 43%, loan qualified with DTI of 38%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775; No Rental Lates UW Guides require 0x30 days laate in the most recent 24 months; credit report verifies 36 months payment hisotry with no late payments reported

300186825	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	N/A Condition Cleared	N/A Condition Cleared	3	2	2	A	A	RA	A	A	TRID	Closing Disclosure document error	Payee for Origination Loan Points and Application Fee to Lender Affiliate are missing.
08/23/2016: additional reviews by lender compliance states Regulation Z does not require the creditor to identify the payee for any origination charges with the exception of any compensation paid to a third party loan originator so we should not be identifying any payee. See Regulation Z, §1026.38(f)(1). This is because all other charges are paid to the creditor.08/17/2016: The direct bill invoice provides itemized fees paid by the employer with notation at bottom of invoice for payment by biller to Investor for Lender08/16/2016: The subject loan is a retail loan with lender have a ownership in broker. This loan is not a broker loan

08/23/2016: Audit consulted with Compliance, and has determined that the fees in Section A are always presumed paid to the lender. Payee is not required to be listed, unless the fee is paid to another entity such as a broker or an affiliate fee. If that is the case, then the broker or affiliate company name is required as payee, regardless of what column the fee is listed in.  Subject loan does not require a payee. Condition cleared.  08/17/2016: Audit reviewed documentation submitted, and has determined that a revised CD with payee, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification is required. Condition remains active.08/16/2016: Audit consulted with Compliance, and has determined that the fees in Section A do not require the payee to be listed IF the borrower is paying the fee. However, the CD reflects "Paid by Others" and is therefore required. Provide a revised CD adding the payee to Section A fee for Application, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification. Condition remains active. 08/15/16: Lender provided the USPS mailing label, LOE to borrower and copy of the CD. However, the Origination Loan Points and Application Fee to Lender Affiliate are still missing. Condition maintained.

 DTI is lower than guideline maximum UW Guides require maximum DTI of 43%, loan qualified with DTI of 38%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775; No Rental Lates UW Guides require 0x30 days laate in the most recent 24 months; credit report verifies 36 months payment hisotry with no late payments reported

300186825	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	Yes	No	No	No	No Cure - Missing Doc Not Provided	No Cure - Missing Doc Not Provided	N/A - Condition Cleared	N/A - Condition Cleared	2	2	2	A	A	RA	A	A	TRID	Missing borrower’s documented Intent to Proceed	The file is missing the intent to proceed signed by borrower.	08/09/2016: ITP
08/09/2016: Audit reviewed print screen for "Notice of Intent to Proceed with Loan Application", documentation submitted was accepted by borrower dated 05/23/2016 and is deemed acceptable. Condition cleared.

 DTI is lower than guideline maximum UW Guides require maximum DTI of 43%, loan qualified with DTI of 38%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775; No Rental Lates UW Guides require 0x30 days laate in the most recent 24 months; credit report verifies 36 months payment hisotry with no late payments reported

300186825	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing asset documentation	Missing evidence of Gift Letter, receipt of gift funds and evidence gift donor has available funds, for the second donor.	08/09/2016: bank stmts
08/09/2016: Audit re-analyzed asset documentation, and has determined that reserves are sufficient without the second gift of $5,000. Reserves are $174,041.70 minus (Earnest money) $68,500.00 minus (Subject Property reserves) $18,586.56 minus (Cash to close) $77,215.04 equals $9,740.10 minus gift of $5,000 for a total of $4,940.10 in excess reserves. Condition cleared.

 DTI is lower than guideline maximum UW Guides require maximum DTI of 43%, loan qualified with DTI of 38%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775; No Rental Lates UW Guides require 0x30 days laate in the most recent 24 months; credit report verifies 36 months payment hisotry with no late payments reported

300186825	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/03/2016-CDA reflecting value of $685,000 which is a 0.0% variance. Condition cleared.
 DTI is lower than guideline maximum UW Guides require maximum DTI of 43%, loan qualified with DTI of 38%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775; No Rental Lates UW Guides require 0x30 days laate in the most recent 24 months; credit report verifies 36 months payment hisotry with no late payments reported

300186988	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	Yes	Yes	Not Likely	Yes	No Cure once CD Issued	N/A	N/A	N/A	2	2	2	B	B	RB	B	B	TRID	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for. WLSP in file is not dated; Unable to determine date of issuance to borrower.		7/07/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of #780; No Mortgage Lates No Mortgage Lates; Reserves are higher than guideline minimum UW Guides require #18 months reserves, loan qualified with #359 months excess reserves

300186988	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	19)f)	N/A	3	2	2	A	B	RA	A	A	TRID	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated 05/17/2016 reflects an Appraisal Fee of $800.00 and the final CD dated XX/XX/XXXX shows an appraisal fee of $900.00 with no resulting CoC for any subsequent disclosures.  The lender provided a $100.00 credit on the Final CD for cure.
07/07/0216: The final CD: Post close refund shown in section J in the amount of $100.00 was refunded to the Borrowers. Loan will be graded an A for all agencies except for Fitch with a grade of B.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of #780; No Mortgage Lates No Mortgage Lates; Reserves are higher than guideline minimum UW Guides require #18 months reserves, loan qualified with #359 months excess reserves

300186988	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	No Cure	N/A	N/A	3	3	2	B	B	RB	B	B	TRID	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for. WLSP in file is not dated; Unable to determine date of issuance to borrower.		07/11/2016: Documentation in file verifies WLSP was provided within 3 days of application date, however the services were not itemized. Loan will be grade a B for all agencies. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of #780; No Mortgage Lates No Mortgage Lates; Reserves are higher than guideline minimum UW Guides require #18 months reserves, loan qualified with #359 months excess reserves

300186988	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B	TRID	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS License Number and/or State License number of the Settlement Agent and the Settlement Agent Contact are missing.		07/13/2016: Received post consummation CD reflecting Settlement Agent license number. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of #780; No Mortgage Lates No Mortgage Lates; Reserves are higher than guideline minimum UW Guides require #18 months reserves, loan qualified with #359 months excess reserves

300186988	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Material	Yes	Yes	yes	Yes	No Cure	TILA 130(b) - within 60 days of discovery	N/A Condition Cleared	N/A Condition Cleared	3	3	1	A	A	RA	A	A	TRID	Final Closing Disclosure Document does not match LE Document values for Principal & Interest – Projected Payment Table
The final Closing Disclosure does not match the most recent, locked Loan Estimate values for Principal & Interest – Projected Payment Table.  The Loan Estimate dated XX/XX/XXXX shows Principal & Interest payment of $5,473.26 and CD shows $5,504.62.
																										07/21/2016: The rate and loan amount changed, so that's why the P&I payment is different. See Notice of loan change form and interim CD.	07/21/2016: Audit reviewed Notice of Loan Change Form, and has determined that the rate and loan amount change reflected on said document is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of #780; No Mortgage Lates No Mortgage Lates; Reserves are higher than guideline minimum UW Guides require #18 months reserves, loan qualified with #359 months excess reserves

300186988	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		07/07/2016: Lender provided CDA report with 0% variance to appraised value, condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of #780; No Mortgage Lates No Mortgage Lates; Reserves are higher than guideline minimum UW Guides require #18 months reserves, loan qualified with #359 months excess reserves

300186988	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Documentation
Missing proof of 2013 year-end dissolution of business entities reported per Pg965 and 984. Missing evidence of active business license status for LLC reported per Pg270. Missing evidence of real estate taxes for land-lot per application;  Additional conditions may apply.
07/08/2016: proof of active & dissolved businesses. There is no land on the 1003. Please waive that part of the condition.
07/13/2016:  Business dissolved XX/XX/XXXX.  Condition cleared.07/11/2016: Final tax returns in file for business entities on pg 395 & 984. Proof dissolution not required. Revised initial 1003 and final 1003 in file do not show land/lot-proof taxes not required. Still need proof business is active status for LLC on page 270. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of #780; No Mortgage Lates No Mortgage Lates; Reserves are higher than guideline minimum UW Guides require #18 months reserves, loan qualified with #359 months excess reserves

300186988	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Title	Missing copy of title
The title report in the file does not show the amount of coverage for the subject property. Guidelines require that the title report correctly reflects the information that will ultimately be on the title policy. Additional conditions may apply.
07/11/2016: Received updated title commitment reflecting correct loan amount. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of #780; No Mortgage Lates No Mortgage Lates; Reserves are higher than guideline minimum UW Guides require #18 months reserves, loan qualified with #359 months excess reserves

300186988	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Income/Employment	Missing income documentation	Please provide CPA letter supporting waiver or extension for 2015 tax filings for #2 borrower owned LLC opened and active in 2015 Pg959,961; additional conditions may apply
07/19/2016: Business p961 has not started operations. It has no revenue and only the name and tax ID were created in late 2015. No returns were filed. The CPA will not provide a letter because this is not included in scope of the firms work. Business p959 did not file an extension. 2015 K1 attached.

07/19/2016: Audit re-analyzed loan documentation for both businesses, and has determined that the P&L and Balance Sheets for 2015/2016 reflect $0.00 for all entries. CPA letter not required for either business's as no income, expenses, revenue or losses were reflected in 2015/2016.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of #780; No Mortgage Lates No Mortgage Lates; Reserves are higher than guideline minimum UW Guides require #18 months reserves, loan qualified with #359 months excess reserves

300186988	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing asset documentation	Missing documentation supporting $15,000.00 initial earnest money deposit to escrow sourced to borrower account and proof of $35,000 gift deposit to escrow.		07/11/2016: Received documentation for gift wire to escrow and source of $15000 deposit to borrowers account. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of #780; No Mortgage Lates No Mortgage Lates; Reserves are higher than guideline minimum UW Guides require #18 months reserves, loan qualified with #359 months excess reserves

300186988	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Property Taxes	Missing evidence of subject property taxes resulting from new construction and current purchase; additional conditions may apply.	07/08/2016: We pulled the tax bills for all the comps. The tax rate works out to .3541. Using this rate, the taxes on the subject should be $X,XXX.XX or $XXX.XX/mo.	07/11/2016: Received lenders rebuttal with comparable tax assessment information and agree with lenders calculation. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of #780; No Mortgage Lates No Mortgage Lates; Reserves are higher than guideline minimum UW Guides require #18 months reserves, loan qualified with #359 months excess reserves

300186988	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Income/Employment	Missing Executed Business Returns	Missing signed signature page for 2013 1120S Returns provided per Pg1018 and 1069.	07/19/2016: signed 1120s	07/19/2016: Audit reviewed executed 2013 1120S and 1065, and has determined that all documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of #780; No Mortgage Lates No Mortgage Lates; Reserves are higher than guideline minimum UW Guides require #18 months reserves, loan qualified with #359 months excess reserves

300190922	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													A	A	RA	A	A	General Compliance	General Compliance Exception	Lender to provide clarification as to which is the final CD. File contains two CD's dated the same day of closing, however one is signed and the other is not.
09/13/2016: The CD signed by the borrower is the Final CD. The Closing cost paid by borrower is increased by $95.47; this is due to borrower paid some of the Title fees which the lender will move all Title – fees to Section C since borrower did not use lender’s title agent.
09/13/2016: Audit reviewed the Lender Rebuttal, and has determined that the executed CD provided was deemed as final. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 431.20 months reserves; Years on Job Borrower has 13 years on job

300190922	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													B	B	RB	B	B	General Compliance	General Compliance Exception 2	Closing Disclosure indicates a tolerance cure in the amount of $95.47 for increase in closing costs above limit		09/12/16: Closing Disclosure indicates a tolerance cure in the amount of $95.47. Loan will be graded a B.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 431.20 months reserves; Years on Job Borrower has 13 years on job

300190922	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Changed Circumstance form	Missing changed circumstance form for initial LE and LE 's dated XX/XX/XXXX and XX/XX/XXXX due to Loan amount of $XXX,XXX Final CD shows loan closed with final loan amount of $XXX,XXX.	09/13/2016: Changed Circumstance form attached showing the loan amount changed	09/13/2016: Audit reviewed print screen for Change History, and has determined that documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 431.20 months reserves; Years on Job Borrower has 13 years on job

300190922	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	No Cure	No Cure	N/A Condition Cleared	N/A Condition Cleared	3	3	3	A	A	RA	A	A	TRID	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Initial CD reflects Date Issued of XX/XX/XXXX with no acknowledgment of receipt on the part of the borrower. Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Initial CD 3 business days prior to consummation.
09/13/2016: the initial CD(08.22.16) was email to borrower
09/13/2016: Audit review of print screen reflects borrower opened and received CD same day verified by e-signature, documentation submitted is deemed acceptable. Borrowers received the initial Closing Disclosure within 3 days prior to the loan consummation. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 431.20 months reserves; Years on Job Borrower has 13 years on job

300190922	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B	TRID	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title -fees are reflected in section B of the final Closing Disclosure. The borrower shopped for their own title service provider and did not use the provider on the WLSP. All the title service fees should be listed in section C of the CD.
09/15/2016: amended CD and LOW sent to borrower by US mail.
09/15/2016: Audit review of revised CD reflects Sections B fees moved to Section C, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a Fitch 'B'.  Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 431.20 months reserves; Years on Job Borrower has 13 years on job

300190922	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	Yes	Yes	Yes	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	A	A	RA	A	A	TRID	Total of Payments is not accurate	The final CD reflected total of payments as $710,132.76. The actual total of payments is $694,258.06, an over-calculation of $15,874.70.	09/20/2016: the index used was 1.526. please recalculate.
09/20/2016: Audit reviewed WSJ "index value" within the 45 day lookback period, and has determined that 1.526% index is acceptable for that range. The TOP CD is $710,132.76  vs $710,132.74 Actual TOP with a difference of $.02. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 431.20 months reserves; Years on Job Borrower has 13 years on job

300190922	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	N/A Condition Cleared	N/A Condition Cleared	3	3	2	A	A	RA	A	A	TRID	Total Interest Percentage (TIP) is not accurate.	The final CD reflects Total Interest Percentage (TIP) of 59.60% vs actual TIP of 56.034% with a difference of 3.566%.	09/20/2016: the index used was 1.526. please recalculate.
09/20/2016: Audit reviewed WSJ "index value" within the 45 day lookback period, and has determined that 1.526% index is acceptable for that range. The TIP CD is 59.600% vs 59.603% Actual TIP with a difference of -.003%. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 431.20 months reserves; Years on Job Borrower has 13 years on job

300190922	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	No	No	No	No	TILA 130(b) - within 60 days of discovery	TILA 130(b) - within 60 days of discovery	N/A - Condition Cleared	N/A - Condition Cleared	2	2	2	A	A	RA	A	A	TRID	APR on CD at closing is inaccurate (C.D. APR > 0.125 variance to calculated result – Over disclosed)	APR on final CD dated is inaccurate and exceeds 0.125% tolerance. CD value of 3.324% vs. calculated value of 3.160% for a variance of 0.164% over disclosed.	09/20/2016: the index used was 1.526. please recalculate.
09/20/2016: Audit reviewed WSJ "index value" within the 45 day lookback period, and has determined that 1.526% index is acceptable for that range. APR on final CD dated is 3.324% vs. calculated value of 3.321% for a variance of 0.003%. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 431.20 months reserves; Years on Job Borrower has 13 years on job

300190922	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B	TRID	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete. The license number, Email, and Contact license number for Real Estate Broker and Sellers is missing. Also missing Settlement Agent license number.
09/15/2016: amended CD and LOW sent to borrower by US mail.
09/15/2016: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent.  Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 431.20 months reserves; Years on Job Borrower has 13 years on job

300190922	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	B	B	RB	B	B	TRID	Closing Disclosure document error	Final CD is missing name of payee for Condo/Association questionnaire fee.	09/15/2016: amended CD and LOE sent to borrower by US mail.
09/15/2016: Audit review of revised CD includes payee to all fees in Sections B, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a Fitch 'B'.  Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 431.20 months reserves; Years on Job Borrower has 13 years on job

300190922	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	Yes	No	No	No	No Cure - Missing Doc Not Provided	No Cure - Missing Doc Not Provided	N/A - Condition Cleared	N/A - Condition Cleared	2	2	2	A	A	RA	A	A	TRID	Missing borrower’s documented Intent to Proceed	Missing the borrower's documented Intent to Proceed. Additional conditions may apply.	09/13/2016: borrower gave the Intent to Proceed on 06.22.16.
09/13/2016: Audit reviewed print screen for "Notice of Intent to Proceed with Loan Application", documentation submitted was accepted by borrower dated 06/22/2016 and is deemed acceptable. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 431.20 months reserves; Years on Job Borrower has 13 years on job

300190922	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09/12/16: CDA reflecting a value of $556,000.00 which is a -0.0% variance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 431.20 months reserves; Years on Job Borrower has 13 years on job

300190922	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing asset documentation
Missing all copies of two consecutive months' statements for Borrower’s life insurance policy page 522 in PDF and Stocks account page 506. Lender only provided only one statement. Additional conditions may apply upon receipt of documents.
																										09/13/2016: Life Insurance Policy statements are issued annually not monthly. Borrower has sufficient assets for closing and reserves without the Life insurance Policy.	09/13/2016: Audit re-analyzed Assets, and has determined that Assets are sufficient for Reserves even without the used of the stock account. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 431.20 months reserves; Years on Job Borrower has 13 years on job

300190922	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	Missing evidence of taxes and insurance for departure residence and REO #2 listed on final 1003.	09/13/2016: the departure property and REO#2 taxes and insurance are paid thru escrow with the mortgage payments.
09/13/2016: Audit reviewed Mortgage Statements for departure residence and REO #2 listed on final 1003, and has determined that statements for both properties reflect taxes and insurance were included within the monthly payments. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 431.20 months reserves; Years on Job Borrower has 13 years on job

300191800	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		08/24/2016: A CDA report reflecting a value $815,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
300191800	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B	TRID	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The pest inspection fee is reflected in section B of the final Closing Disclosure. The borrower shopped for their own pest inspection and did not use the provider on the WLSP. The pest inspection fees should be listed in section H of the CD.
09/06/2016: please find uploaded letter of Explanation and CD correction sent to the borrower via regular mail
09/06/2016: Audit review of revised CD reflects Sections B Pest Inspection fee moved to Section H, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a B.  Condition cleared.

300191800	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	Yes	No	No	No	No Cure - Missing Doc Not Provided	No Cure - Missing Doc Not Provided	N/A - Condition Cleared	N/A - Condition Cleared	2	2	2	A	A	RA	A	A	TRID	Missing borrower’s documented Intent to Proceed	Borrower's documented Intent to Proceed not provided in file.	08/26/2016: please find uploaded lenders system notes documenting borrower intent to proceed
08/26/2016: Audit reviewed print screen for  Intent to Proceed, and has determined that the intent to proceed was within 10 days of the LE. Documentation submitted is deemed acceptable. Condition cleared.

300194030	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		08/02/2016: CDA provided reflecting a value of $2,000,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300194030	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Rate Lock Agreement	The loan file is missing the Rate Lock Agreement.		08/04/2016: Received evidence of rate lock. Condition cleared.
300194030	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	Yes	Yes	Not Likely	Yes	No Cure once CD Issued	N/A	N/A	N/A	2	2	2	B	B	RB	B	B	TRID	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
WLSP is not found in the file which corresponds to the LE for services the borrower is permitted to shop for.  Title - Courier fee, Title - Document Preparation fee, Title - Escrow fee, Title - Lender's Title Insurance, Title - Notary fee and Title - Endorsement were not itemized on the WLSP and at least one available provider was not reflected for the borrower to shop for these services.
08/02/216: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
300194030	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B	TRID	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID and/or NMLS ID and Contact License ID for the Settlement Agent is missing.		08/04/2016: Received post consummation CD with Settlement Agent license number. Condition cleared.
300194041	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Title	Missing copy of title
Missing copy of the prelim title for $XXX,XXX.XX (Prelim in file does not reflect the amount or the correct amount of the insurance. Lender requires that initial title report correctly reflects the information that will ultimately be on the title policy
																										09/06/2016: this is a purchase transaction in property state. the loan amount will be on the Final Title Policy.	09/06/2016: Audit reviewed Lender Rebuttal, and has determined that the final CD reflects corrected amount of title insurance. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.29%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 735; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 38.3 months reserves

300194041	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		08/30/2016: CDA provided reflecting a value of $875,000 which is a -8.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.29%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 735; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 38.3 months reserves

300194041	Underwriting Complete	SHQM	SHQM	Compliance	Acknowledged													B	B	RB	B	B	General Compliance	Missing Initial Escrow Account Disclosure	Please provide missing Initial Escrow Account Disclosure.		09/09/2016: Audit acknowledges that the Lender is unable to produce said document, and loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.29%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 735; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 38.3 months reserves

300194041	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Changed Circumstance form	Missing corresponding COC for LE dated 07/27/2016 as the loan amount has increased from $XXX,XXX to $XXX,XXX. The file is missing evidence of a valid change of circumstance.	09/06/2016: while the loan was in scenario the loan amount was increased to $XXX,XXX which was documented.	09/06/2016: Audit review of print screen for Change of Circumstance documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.29%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 735; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 38.3 months reserves

300194041	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	Yes	Yes	Not Likely	Yes	No Cure once CD Issued	N/A	N/A	N/A	2	2	2	B	B	RB	B	B	TRID	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.		08/30/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.29%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 735; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 38.3 months reserves

300194041	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	No Cure	N/A Condition Cleared	N/A Condition Cleared	3	3	2	A	A	RA	A	A	TRID	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	The WLSP corresponding to the initial LE dated 07/05/2016 is missing from the loan file.	09/06/2016: attached please find the corresponding WLSP	09/06/2016: Audit reviewed WLSP, and has determined that documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.29%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 735; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 38.3 months reserves

300194041	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B	TRID	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS and/or License ID for the Settlement Agent is missing.	09/09/2016: amended CD attached which was sent to borrower by regular mail.
09/09/2016: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent.  Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes (regular mail) within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.08/30/2016: A Post Closing CD is in the loan file however; the License ID for the Settlement Agent is missing.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.29%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 735; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 38.3 months reserves

300194041	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure - Missing Doc Not Provided	No Cure	N/A - Condition Cleared	N/A	3	3	2	A	A	RA	A	A	TRID	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the (borrower / co-borrower).	09/06/2016: attached please find the E Consent	09/06/2016: Audit reviewed "Consent to Receive Electronic Disclosures", documentation submitted was accepted by borrower dated 07/08/2016 and is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.29%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 735; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 38.3 months reserves

300194041	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	Yes	No	No	No	No Cure - Missing Doc Not Provided	No Cure - Missing Doc Not Provided	N/A - Condition Cleared	N/A - Condition Cleared	2	2	2	A	A	RA	A	A	TRID	Missing borrower’s documented Intent to Proceed	The loan file is missing the borrower's Intent to Proceed. Please provide acknowledgement of the borrowers Intent to Proceed.
09/06/2016: Audit reviewed print screen for "Notice of Intent to Proceed with Loan Application", documentation submitted was accepted by borrower dated 06/15/2016 and is deemed acceptable. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.29%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 735; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 38.3 months reserves

300202080	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing asset documentation	Missing 2 months of consecutive bank statements for the second account listed on the borrowers final loan application. Additional conditions may apply.
09/07/2016: borrower did not need the fund from savings account for closing. The combined sum of the Checking account and the funds from the outgoing property are sufficient.09/06/2016: consecutive bank stmt

09/07/2016: Audit reviewed the Lender Rebuttal, and has determined that assets are sufficient without the use of said account. Condition cleared. 09/06/2016: Audit reviewed Bank Statements for Checking Account, and has determined that Bank Statements for the Savings account are missing. Savings account statement dated 05/2016 was provided within the loan file, however missing a consecutive month. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.31%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  84.30 months reserves

300202080	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Lender’s initial TIL (Lender Disclosure)	Missing the Lender's initial LE with the date of 06/24/2016. The initial WLSP is in the loan file with the date of 06/24/2016 however; the corresponding LE is missing.	09/06/2016: initial LE	09/06/2016: Audit reviewed initial LE, and has determined that documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.31%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  84.30 months reserves

300202080	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B	TRID	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Survey fee in section B of the final Closing Disclosure is missing the name of the service provider. The Survey fee is paid to other and must reflect the name of service provider.	09/06/2016: amended CD attached which was sent to borrower by regular mail.
09/06/2016: Audit review of revised CD includes payee to all fees in Sections B, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a Fitch 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.31%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  84.30 months reserves

300202080	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Material	Yes	Yes	Yes	Yes	No Cure	TILA 130(b) - within 60 days of discovery	N/A Condition Cleared	N/A Condition Cleared	3	3	2	A	A	RA	A	A	TRID	CD Document does not match actual calculated values for Principal & Interest
The final Closing Disclosure reflects minimum and maximum Principal and Interest payments of $3,753-$6,478 for year 8-30 in the Projected Payments Table. The  actual calculated values are $3,753.45-$4,990.81, $3,753.45-$5,928.26 and $3,753.45-$6,409.89 for years 8, 9 and 10-30.
09/06/2016: This is a 7/1 ARM loan. Per Note the maximum cap commencing at the 1st payment of 8th year is 8.125% not 5.125% which the review used for calculation.
09/07/2016: Audit concurs with the Lender Rebuttal, and has determined that the minimum and maximum Principal and Interest payments are correct. Condition cleared. 09/06/2016: Pending compliance review.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.31%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  84.30 months reserves

300202080	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B	TRID	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing.	09/06/2016: amended CD attached which was sent to borrower by regular mail.
09/06/2016: Audit review of revised CD includes all contact information required for the Lender and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.31%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  84.30 months reserves

300202080	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	B	B	RB	B	B	TRID	Closing Disclosure document error	The Title - Title Service Charge in section H on the final Closing Disclosure should be located in section C and was a service the borrowers Did Shop For.	09/06/2016: amended CD attached which was sent to borrower by regular mail.
09/06/2016: Audit review of revised CD reflects Sections H Title fee moved to Section C, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a Fitch 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.31%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  84.30 months reserves

300202080	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	Yes	No	No	No	No Cure - Missing Doc Not Provided	No Cure - Missing Doc Not Provided	N/A - Condition Cleared	N/A - Condition Cleared	2	2	2	A	A	RA	A	A	TRID	Missing borrower’s documented Intent to Proceed	Missing an executed Intent to Proceed disclosure.	09/06/2016: ITP	09/06/2016: Audit reviewed "Intent to Proceed Confirmation", documentation submitted was accepted by borrower dated 06/27/2016 and is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.31%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  84.30 months reserves

300202080	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/31/2016: CDA provided reflecting a value of $1,260,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.31%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  84.30 months reserves

300202080	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	FEMA	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	09/06/2016: per FEMA, the last disaster declaration was in XX/XXX. the appraisal in file is dated XX/XXXX.	09/06/2016: Audit concurs with the Lender Rebuttal, Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.31%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  84.30 months reserves

300203140	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B	TRID	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The NMLS ID or CO License ID  and Contact NMLS ID OR Contact CO License ID of the Borrowers Real Estate Broker and NMLS ID or CO License ID  and Contact NMLS ID OR Contact CO License ID of the Sellers Real Estate Broker are missing.
10/07/2016: Received post consummation CD adding license numbers. Condition cleared.
300203140	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09/29/2016: A CDA report reflecting a value $865,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300203715	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.	10/27/2016: CDA	10/27/2016: A CDA report reflecting a value $720,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 69.44%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 789; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 46.80 months reserves

300203715	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B	TRID	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS License Number of the Settlement Agent is missing.	10/27/2016: per settlement agent, license number is not required for Settlement agent in subject property state
10/27/2016: Audit review of missing CD Contact Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 69.44%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 789; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 46.80 months reserves

300203715	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	Missing evidence of taxes and insurance from property #2 listed on the Schedule of Real Estate Owned of the loan application.	10/21/2016: Credit supplement states taxes and insurance included in monthly payment	10/21/2016: Audit reviewed the Credit Supplement, and has determined that the taxes and insurance are included within the mortgage loan payment. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 69.44%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 789; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 46.80 months reserves

300204160	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.	10/28/2016: CDA	10/28/2016: A CDA report reflecting a value $1,200,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.95%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.30 months reserves

300204160	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B	TRID	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The Address, Email and Phone of the Borrowers Real Estate Broker is missing.  The Phone of the Sellers Real Estate Broker is missing.  The NMLS License ID of the Settlement Agent is missing.
10/26/2016: amended CD, LOE sent to borrowers via US Mail.
10/26/2016: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.95%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.30 months reserves

300204160	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	Material	Yes	Yes	Yes - Potentially	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B	TRID	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The Final CD reflects No for Homeowner's Insurance in escrow, however page 2 of the final CD reflects monthly escrows for Homeowner's Insurance.	10/26/2016: amended CD, LOE sent to borrowers via US Mail.
10/26/2016: Audit review of CD Estimated Taxes, Insurance & Assessments section is a non-material grade B. Revised CD, Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.95%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.30 months reserves

300204160	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Documentation	Missing CPA Letter with explanation of Mortgages, Notes, Bonds Payable < 1 year.
10/24/2016: Is the reviewer referring to condition 24 from the 1008? If not, please direct LENDER to the page of the discovery. If so, please note that condition 24 is listed under conditions cleared or not applicable. In addition, condition 24 indicating the mortgage is on entity, not our borrowers.
10/24/2016: Audit concurs with the Lender Rebuttal, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.95%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.30 months reserves

300204160	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Income/Employment	Missing income documentation	Missing 2015 Personal Tax Returns. Only signature page of 2015 Personal Tax Returns was provided in file.	10/24/2016: 2015 1040	10/24/2016: Audit reviewed complete copy of the 2015 Personal Tax Returns, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.95%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.30 months reserves

300205004	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		10/13/2016: A CDA report reflecting a value $536,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300210922	Underwriting Complete	Non-QM	Non-QM	Compliance	Acknowledged	Non-Material	No	No	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B	TRID	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	Estimated Taxes, Insurance & Assessments on CD reflect $2,276.15 vs actual $2,323.17 for a difference of $47.01.		09/21/2016: Condition considered non material. Loan will be graded a B.
300210922	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.
09/27/2/2016: CDA provided reflecting a value of $1,385,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.9/22/16: CDA provided does not reflect unit number of subject property. CDA required referencing subject unit number. Condition remains.

300210923	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/22/2016: CDA provided reflecting a value of $810,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.;
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 10.75%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 771; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 1,120.50 months reserves.

300210923	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Income/Employment	Failure to obtain Income Documentation	Missing copy of 2015 tax returns or evidence extension was filed.		09/23/2016: Received extension to file 2015 tax returns. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 10.75%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 771; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 1,120.50 months reserves.

300210923	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	Missing evidence of taxes and insurance for rental properties 1 and 2 reflected on the final 1003.		09/30/2016: Audit reviewed tax returns and documents provided. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 10.75%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 771; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 1,120.50 months reserves.

300210924	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													B	B	CB	B	B	Income/Employment	Failure to obtain Employment Verification	Verification of self employment for co-borrower 3 within 90 days of the note date was not provided.
10/07/2016:  Lender provide copy of articles of incorporation post-closing. Loan will be rated a B for all agencies. Condition cleared.  10/07/2016:  Received evidence of incorporation.  Pending exception from Client.10/03/2016:  Received business tax returns.  Please provide business license or CPA letter.  Condition remains.

 DTI is lower than guideline maximum Audit DTI of 28.21% vs 43% per guidelines.; FICO is higher than guideline minimum Audit FICO of 750 vs 680 per guideline minimum.; Reserves are higher than guideline minimum Audit Reserves are 174 months vs 6 months per guideline minimum.

300210924	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09/23/2016: A CDA was provided with a value of $1,150,000 and 0% variance. Condition cleared.
 DTI is lower than guideline maximum Audit DTI of 28.21% vs 43% per guidelines.; FICO is higher than guideline minimum Audit FICO of 750 vs 680 per guideline minimum.; Reserves are higher than guideline minimum Audit Reserves are 174 months vs 6 months per guideline minimum.

300210925	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		10.24.16 A CDA was provided with a value of $1,200,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 799; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  286.70 months reserves; Years Self Employed Borrower is 20 years self employed.

300210925	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared													A	A	RA	A	A	Federal Consumer Protection	ECOA Non-Compliant: Appraisal disclosure not provided.	Appraisal disclosure was missing from the loan file.		10/26/2016: Received evidence Borrower was provided with the Appraisal Disclosure within 3 days of application date. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 799; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  286.70 months reserves; Years Self Employed Borrower is 20 years self employed.

300210925	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	DTI	DTI Exceeds Guidelines	DTI 49.31% > 43.00% max allowed. Lender calculated net rental income on $12,860. Audit used 2014/2015 Schedule E rental income resulting in $10434.98 net rental income.		10/27/2016: Audit reviewed 2105 Schedule E and lender guidelines which allow for depreciation to be added back to calculation. Recalculated ratio < 43%. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 799; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  286.70 months reserves; Years Self Employed Borrower is 20 years self employed.

300210928	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file		10.24.16 A CDA was provided with a value of $1,750,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300210930	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	570 – Review Appraisal Missing – A CDA report was not provided in file.		12/02/2016: 2055 provided reflecting a value of $765,000 or -10% variance. Variance within tolerance. Condition cleared. 10/07/2016: Client acknowledges a D grade until field review comes back.
300210930	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Special Information Booklet / Home Loan Toolkit	File does not contain evidence that the borrowers were provided a copy of the Home Loan Toolkit for this Purchase transaction		09/29/2016: Lender provided Special Information Booklet / Home Loan Toolkit. Condition cleared.
300210930	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	Non-Material	Yes	No	No	No	No Cure - Missing Doc Not Provided	No Cure - Missing Doc Not Provided	N/A - Condition Cleared	N/A - Condition Cleared	2	2	2	A	A	RA	A	A	TRID	Missing borrower’s documented Intent to Proceed	The File is missing evidence of the borrowers intent to proceed		09/29/2016: Lender provided intent to proceed letter. Condition cleared.
300210930	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	Non-Material	No	No	No	No	No Cure - Missing Doc Not Provided	N/A Outside of Scope	N/A Condition Cleared	N/A	2	2	2	A	A	RA	A	A	TRID	Missing seller’s Closing Disclosure	The file is missing a copy of the Seller’s Closing Disclosure.
See attached Settlement statement signed by the borrower and the seller. The Settlement agent used lender's CD as their settlement statement and certified it by the borrower and seller signatures. All the seller figures are listed on it.
09/29/2016: Lender provided CD with Sellers information. Condition cleared.
300210930	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Failure to obtain Condo Questionnaire	The file does not contain a condo questionnaire for the subject.		09/30/2016: Lender provided condo questionnaire. Condition cleared.
300210932	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09/22/2016: CDA provided reflecting reconciled value of $1,250,000 at 0% variance is deemed acceptable. Condition cleared.
300210934	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													A	A	RA	A	A	TILA	Missing Right To Cancel Form	The file is missing the executed Notice of Right to cancel. The Right to Cancel form in file does not reflect any dates.	See attached Notice of Right to Cancel	09/29/2016: Lender provided Notice of Right to Cancel. Condition cleared.
300210934	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09/28/2016: A CDA report reflecting a value $1,240,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
300210935	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09.28.16: A CDA was provided with a value of $1,175,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.88%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 765; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 31.40 months reserves

300210936	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		10/21/2016: CDA provided reflecting a value of $1,800,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.29%; FICO is higher than guideline minimum UW Guides require minimum FICO of 6801, loan qualified with FICO of 711; Years in Field Borrower has 25 years in field

300210936	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Documentation	Missing written documentation to validate PITIA (principal, interest, taxes, insurance and assessments) for the primary residence.
10/28/2016: Principal and interest payments payments for the 1st mortgage and HELOC on the Borrower's primary residence were taken from the credit report, showing payment amounts of $2,633 and $538, respectively. Taxes were taken from tax bill and insurance declaration page. HOA was taken from the application, $584. Loan is not QM. DTI of 24% could support a higher HOA, although this is in-line with the market for HOA dues."

10/27/2016: HOA fee of $584 utilized is customary and acceptable. DTI of 25.29% is within max guidelines of 43%.  Condition cleared. 10/26/2016:  P&I for 1st and 2nd, taxes and insurance provided.  Missing evidence of HOA dues.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.29%; FICO is higher than guideline minimum UW Guides require minimum FICO of 6801, loan qualified with FICO of 711; Years in Field Borrower has 25 years in field

300210938	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Material	Yes	yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	B	B	RB	B	B	TRID	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Section E Recording Fees are subject to 10% tolerance. Re-disclosed LE reflects recording fees of $0 with no resulting COC for any subsequent disclosures. Final CD reflects a charge of $90 for a variance/refund required of $90 to meet 10% threshold.
																										See attached Post Close CD reflecting a refund of $90 on the bottom of page 2.	09/30/2016: Audit confirmed Post Close CD reflects $90 refund. Loan will be graded a B.
 CLTV is lower than guideline maximum Loan qualified with CLTV of 60.00%.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.19%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 390.00 months reserves

300210938	Underwriting Complete	SHQM	SHQM	Compliance	Acknowledged	Non-Material	No	No	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B	TRID	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance as $2,790.64 a month vs. the calculated value of $3,155.56 a month.		9/28/2016: Condition is non material and will be rated a B for all agencies.
 CLTV is lower than guideline maximum Loan qualified with CLTV of 60.00%.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.19%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 390.00 months reserves

300210938	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	Yes	No	No	No	No Cure - Missing Doc Not Provided	No Cure - Missing Doc Not Provided	N/A - Condition Cleared	N/A - Condition Cleared	2	2	2	A	A	RA	A	A	TRID	Missing borrower’s documented Intent to Proceed	The borrower's Intent to Proceed is missing from the file.	See attached screenshot from our OS for the intent to proceed documentation	09/30/2016: Lender provided system screenshot confirming Borrower wants to proceed with loan. Condition cleared.
 CLTV is lower than guideline maximum Loan qualified with CLTV of 60.00%.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.19%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 390.00 months reserves

300210938	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.		09/29/2016: A CDA was provided with a value of $3,900,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
 CLTV is lower than guideline maximum Loan qualified with CLTV of 60.00%.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.19%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 390.00 months reserves

300210939	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/28/2016: A CDA report reflecting a value $940,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 756; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 101.80 months reserves; Years Self Employed Borrower has 12 yese Self Employed

300210939	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Special Information Booklet / Home Loan Toolkit	Missing Special Information Booklet/Home Loan Toolkit.		09/29/2016: Lender provided Special Information Booklet / Home Loan Toolkit. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 756; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 101.80 months reserves; Years Self Employed Borrower has 12 yese Self Employed

300210939	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	B	B	RB	B	B	TRID	Closing Disclosure document error	Final CD Section H does not reflect the seller paid Real Estate Broker commission of $23,750.00 as reflected on the seller's CD.	See attached Post Close CD reflecting the commission paid by the seller on page 2 section H	09/29/2016: Lender provided Post Close CD showing correction. Loan will be graded a B.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 756; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 101.80 months reserves; Years Self Employed Borrower has 12 yese Self Employed

300210939	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	Non-Material	Yes	No	No	No	No Cure - Missing Doc Not Provided	No Cure - Missing Doc Not Provided	N/A - Condition Cleared	N/A - Condition Cleared	2	2	2	A	A	RA	A	A	TRID	Missing borrower’s documented Intent to Proceed	Missing borrower's documented Intent to Proceed.		10/05/2016: Received evidence of intent to proceed. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 756; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 101.80 months reserves; Years Self Employed Borrower has 12 yese Self Employed

300210939	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Verification of Taxes and Insurance amounts for Rental Property
The loan file does not contain verification of rental properties listed on the REO section of the final loan application. The first property listed on the REO section of the loan application is missing verification of the monthly property tax and monthly homeowner insurance payments, the 2nd property is missing verification that the property is owned free and clear, the monthly property tax payment and the monthly homeowner insurance payment and the 3rd property is missing verification of the monthly homeowner insurance payment . Further verification that none of the three properties have homeowner association dues via a letter from the borrower is missing from the loan file.

The loan approval reflected that the rental income & expenses are verified on the 3 yrs. tax returns that were provided. The attached 2014 Sch E showed: taxes $15,753 and insur $4,380  for the commercial prop • Multi unit property  $9,055 and insur $2,768 The file contained the attached property profile for other propety which is a SFR, that reflects taxes of $7,991 div 12 = $665.92/mos. Insurance calculated off Imp Value of $207,600 X .0035 = $726.60 div 12 = $60.55/mos. In regards to the question regarding the 2nd property being Free & Clear; per the loan approval the commercial property & other property are encumbered in a Blanket Loan which is held with another lender.
09/29/2016: Audit used Schedule E for taxes and insurance, property profile for HOI and 2nd REO mortgage included in blanket mortgage with commercial property. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 756; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 101.80 months reserves; Years Self Employed Borrower has 12 yese Self Employed

300210940	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	Yes	No	No	No	No Cure - Missing Doc Not Provided	No Cure - Missing Doc Not Provided	N/A - Condition Cleared	N/A - Condition Cleared	2	2	2	A	A	RA	A	A	TRID	Missing borrower’s documented Intent to Proceed	Missing borrower's documented Intent to Proceed.		09/28/2016: Received evidence of intent to proceed. Condition cleared.
300210940	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.		09/28/2/2016: CDA provided reflecting a value of $1,225,00 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300210941	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	10/07/2016: CDA
10/07/2016:  A CDA report reflecting a value $695,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.09/30/2016: File contains two appraisals 1st appraisal for $695,000 and 2nd $725,000. Provide CDA report with value of $695,000. Condition remains. 09/29/2016: Lender to provide CDA based on appraisal used in qualification. Condition remains.

 DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 38.23%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 800; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 41.50 months reserves

300210941	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Income/Employment	Failure to obtain Employment Verification	Verification of self employment for the borrower within 90 days of the note date was not provided.		09/30/2016: Lender provided verification of self-employment for borrower. Condition cleared.
 DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 38.23%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 800; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 41.50 months reserves

300210942	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													A	A	RA	A	A	Federal Consumer Protection	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA- Notice to Home Loan Applicant & Consumer Score Disclosure not provided.		10/31/2016: Received evidence Borrower was provided the FACTA Notice within 3 days of application date. Condition cleared.
300210942	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													A	A	RA	A	A	General Compliance	ARM Loan Program Disclosure not provided within 3 days of application.	ARM loan program disclosure not provided within 3 days of application.		10/31/2016: Received evidence Borrower was provided ARM Disclosure within 3 days of application date. Condition cleared.
300210942	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	No Cure once CD Issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	B	B	RB	B	B	TRID	Loan Estimate document error	Owner's title insurance in Section H of the Loan Estimate does not reflect the word "Optional".		10/25/2016: Condition is deemed non material. Loan will be rated a B.
300210942	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was missing from the loan file.		10.27.16 A CDA was provided with a value of $1,850,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300210943	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file		09/26/2016: A CDA report reflecting a value $845,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 60.71%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.96%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21 months reserves

300210947	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	Missing CDA Report		09/28/2016: A CDA report reflecting a value $1,050,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
300210948	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09/26/2016: A CDA report reflecting a value $1,000,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
300210948	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Failure to obtain Credit Report	The file is missing a credit report.		09/27/2016: Received acceptable credit report. Condition cleared.
300210948	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing asset documentation	No asset documentation was provided in the loan file. Verification of assets required for 6 months reserves.		09/27/2016: Received acceptable asset documentation. Condition cleared.
300210948	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Third Party Fraud Tool (Report)	A third party fraud report was not provided.		09/27/2016 Audit reviewed the third party fraud tool and all red flags are cleared.
300210949	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared													A	A	RA	A	A	Federal Consumer Protection	Flood Insurance required to be escrowed post 1/1/2016	Property is located in a flood zone and flood insurance is not escrowed. Missing letter to the borrower giving them the option to escrow.	investment Property, loan is not subject to RESPA nor TRID, Flood escrow is not required on loans that are not covered under RESPA.
11/02/2016:  Received evidence Borrower was sent the notice of option to escrow flood insurance 5/26/2016.  Condition cleared.10/26/2016:  Per HFIAA, for loans originated prior to 1/1/2016 in flood hazard areas, the borrower must have been given written notice of the option to escrow all premiums and fees for such flood insurance by 6/30/2016.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 9.11%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784; Years in Field Borrower has 44 years in Field

300210949	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Income/Employment	Failure to obtain Employment Verification	Verification of Employment for the borrower dated within 90 days of the note date was not provided.	10/31/2016: Borrower was qualified on Sch C income.See copy of the XXXXXXXX showing borrower. Borrower also provided YTD pay stub dated XX/XX/XXXX which is within 90 days of note.	10/31/2016: Audit reviewed the paystub, as well as provided documentation, and has determined that the paystub was dated within 90 days of the Note date. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 9.11%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784; Years in Field Borrower has 44 years in Field

300210949	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Borrower credit report dated greater than 120 days from Note date	The borrower's credit report dated greater than 120 days from the Note Date.		10/26/2016: Received origination credit. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 9.11%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784; Years in Field Borrower has 44 years in Field

300210949	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		10.24.16 A CDA was provided with a value of $1,325,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 9.11%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784; Years in Field Borrower has 44 years in Field

300210950	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	Yes	No	No	No	No Cure - Missing Doc Not Provided	No Cure - Missing Doc Not Provided	N/A - Condition Cleared	N/A - Condition Cleared	2	2	2	A	A	RA	A	A	TRID	Missing borrower’s documented Intent to Proceed	Missing borrower’s documented Intent to Proceed		10/31/2016: Received evidence of intent to proceed. Condition cleared.
300210950	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was provided.		10.27.16 A CDA was provided with a value of $2,200,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300210951	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													A	A	RA	A	A	TILA	Missing ARM Loan Program Disclosure	ARM Disclosure provided in file does not reflect a date. Provide ARM Disclosure dated within 3 days of application.		09/23/2016: Received evidence Borrower was provided with the ARM Program Disclosure within 3 days of application date. Condition cleared.
300210951	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure - Missing Doc Not Provided	No Cure	N/A - Condition Cleared	N/A	3	3	2	A	A	RA	A	A	TRID	Missing E Consent Disclosure	Missing E-Consent form.
09/27/2016:  Received evidence of E-consent .  Condition cleared.09/23/2016:  Document provided does not satisfy the condition.  Please provide system screen shot or document tracking history to verify receipt of E Consent.  Condition remains.

300210951	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	Yes	No	No	No	No Cure - Missing Doc Not Provided	No Cure - Missing Doc Not Provided	N/A - Condition Cleared	N/A - Condition Cleared	2	2	2	A	A	RA	A	A	TRID	Missing borrower’s documented Intent to Proceed	Missing Intent to Proceed letter.		09/23/2016: Received evidence of intent to proceed. Condition cleared.
300210951	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09/21/2016: A CDA report reflecting a value $530,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
300210953	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Verification of Taxes and Insurance amounts for Rental Property	Missing verification of HOA fee and HO6 Hazard Insurance on REO #1; additional conditions may apply.	11/01/2016: All expenses for rental property are detailed on borrower's personal taxes. Please see attached pages for verification of taxes, insurance and HOA.	11/01/2016: Audit reviewed HOA and HOI documentation for REO #1, and has determined that the 2015 Tax Return statement #9 reflects Association Dues and HOI for the year. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 766; No Mortgage Lates No Mortgage lates reported in excess of 99 months aggregate; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with 230# months excess reserves

300210953	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file		10.27.16 A CDA was provided with a value of $2,725,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 766; No Mortgage Lates No Mortgage lates reported in excess of 99 months aggregate; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with 230# months excess reserves

300210953	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	Non-Material	No	No	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B	TRID	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure dated XX/XX/XXXX indicates the Estimated Taxes, Insurance and Assessments as $2,957.37 a month vs. the calculated value of $2,287.77) a month. The lender used the incorrect amount of $2,838.54 for the  taxes/hazard insurance/flood insurance/HOA vs. the actual amount of 2,168.93.
10/25/2016: Condition deemed non material. Loan will be rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 766; No Mortgage Lates No Mortgage lates reported in excess of 99 months aggregate; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with 230# months excess reserves

300210955	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	Missing CDA Report		09/29/2016: A CDA was provided with a value of $600,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300210955	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Special Information Booklet / Home Loan Toolkit	Missing Special Information Booklet		09/29/2016: Lender provided Special Information Booklet / Home Loan Toolkit. Condition cleared.
300210955	Underwriting Complete	Non-QM	Non-QM	Compliance	Acknowledged	Non-Material	No	No	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B	TRID	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $1330.09 a month vs. the calculated value of $1608.00 a month.		09/28/2016: Condition is deemed non-material and will be rated a B for all agencies.
300210955	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	Non-Material	Yes	No	No	No	No Cure - Missing Doc Not Provided	No Cure - Missing Doc Not Provided	N/A - Condition Cleared	N/A - Condition Cleared	2	2	2	A	A	RA	A	A	TRID	Missing borrower’s documented Intent to Proceed	Missing Intent to Proceed Disclosure		10/05/2016: Received evidence of intent to proceed. Condition cleared.
300210956	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Acknowledged													B	B	CB	B	B	Terms/Guidelines	Borrower credit report dated greater than 120 days from Note date	Credit report is > 120 days of the note date.
10/05/2016:  Client acknowledges the 150 day stale credit report based on refresh data. Additionally, loan is exempt from QM/ATR testing.09/28/2016:  Received credit report is 127 days from note date.  Condition remains.
																												Exception	Originator
 DTI is lower than guideline maximum 18,87% DTI < the 43% DTI  threshold; FICO is higher than guideline minimum 722 FICO > 680 FICO  Minimum; Reserves are higher than guideline minimum Borrower has 699.10 Reserves > 6 month Minimum

300210956	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file		09/28/2/2016: CDA provided reflecting a value of $765,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum 18,87% DTI < the 43% DTI  threshold; FICO is higher than guideline minimum 722 FICO > 680 FICO  Minimum; Reserves are higher than guideline minimum Borrower has 699.10 Reserves > 6 month Minimum

300210958	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09/29/2016: A CDA was provided with a value of $880,000 with a variance of -2.2%. CDA within acceptable tolerance. Condition cleared.			DTI is lower than guideline maximum 34.34% < 45%; No Mortgage Lates 726 > 680; Reserves are higher than guideline minimum 2659 mos > 6 mos
300210958	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	No Cure once CD Issued	TILA 130(b) - within 60 days of discovery	N/A Condition Cleared	N/A Condition Cleared	3	2	2	B	B	RB	B	B	TRID	Loan Estimate document error
The Final Closing Disclosure does not match the most recent LE values for Estimated Taxes, Insurance & Assessments Table. The LE reflects an “X” for Property Taxes. The CD reflects an “X” for Property Taxes/Homeowners Insurance/Other-HOA as being included in estimated figures.
																											10/05/2016: Audit reviewed LE and CD's in original loan file and agrees with Lender. Condition cleared. Loan will be rate a B.			DTI is lower than guideline maximum 34.34% < 45%; No Mortgage Lates 726 > 680; Reserves are higher than guideline minimum 2659 mos > 6 mos
300210958	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	Non-Material	No	No	No	No	No Cure - Missing Doc Not Provided	N/A Outside of Scope	N/A Condition Cleared	N/A	2	2	2	A	A	RA	A	A	TRID	Missing seller’s Closing Disclosure	Missing sellers' Closing Disclosure.		10/04/2016: Received final CD reflecting Seller's costs on page 3. Condition cleared.			DTI is lower than guideline maximum 34.34% < 45%; No Mortgage Lates 726 > 680; Reserves are higher than guideline minimum 2659 mos > 6 mos
300210958	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Failure to obtain Purchase Contract	Purchase contract provided in file is not executed by Seller.		10/04/2016: Received acceptable sales contract. Condition cleared.			DTI is lower than guideline maximum 34.34% < 45%; No Mortgage Lates 726 > 680; Reserves are higher than guideline minimum 2659 mos > 6 mos
300210960	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	Federal Consumer Protection	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Missing FACTA		09/29/2016: Lender provided FACTA- Notice to Home Loan Applicant Disclosure. Condition cleared.
300210960	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Special Information Booklet / Home Loan Toolkit	Missing Special Information booklet	See attached initial Disclosures to the "Missing Information Booklet" including all missing disclosures within 3 business days of the app date	09/29/2016: Lender provided Special Information Booklet / Home Loan Toolkit. Condition cleared.
300210960	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	Federal High-Cost	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Disclosure dated > 3 business days from the application.		09/29/2016: Lender provided HUD Homeownership Disclosure. Condition cleared.
300210960	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	General Compliance	ARM Loan Program Disclosure not provided within 3 days of application.	ARM Loan Program Disclosure dated > 3 business days from the application.	See attached initial Disclosures to the "Missing Information Booklet" including all missing disclosures within 3 business days of the app date	09/29/2016: Lender provided ARM Loan Program Disclosure. Condition cleared.
300210960	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	yes	No Cure	No Cure	N/A Condition Cleared	N/A Condition Cleared	3	3	3	A	A	RA	A	A	TRID	Initial LE not provided within 3 standard business days of application	The initial LE is required to be provided to the borrower within 3 standard business days of application. The Initial LE is dated > 3 business days from the application.	See attached initial Disclosures to the "Missing Information Booklet" including all missing disclosures within 3 business days of the app date	09/29/2016: Lender provided initial LE. Condition cleared.
300210960	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	Non-Material	Yes	No	No	No	No Cure - Missing Doc Not Provided	No Cure - Missing Doc Not Provided	N/A - Condition Cleared	N/A - Condition Cleared	2	2	2	A	A	RA	A	A	TRID	Missing borrower’s documented Intent to Proceed	The borrowers signed Intent to Proceed is missing from the file.	See attached screenshot from the origination system for the intent to proceed documentation	09/29/2016: Lender provided system screenshot showing intent proceed letter. Condition cleared.
300210960	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09.28.16: A CDA was provided with a value of $690,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300210961	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09/28/2016: A CDA report reflecting a value $1,275,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared			CLTV is lower than guideline maximum CLTV is 30.20%.; DTI is lower than guideline maximum DTI is 14.38%.
300210961	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Failure to obtain Credit Report	The file does not contain a current credit report for the Borrower.	New credit file uploaded New credit file uploaded new credit file uploaded	09/29/2016: Lender provided updated credit report. Condition cleared.			CLTV is lower than guideline maximum CLTV is 30.20%.; DTI is lower than guideline maximum DTI is 14.38%.
300210961	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing asset documentation	The file does not contain asset documents for the Borrower.		10/5/2016: Asset documentation provided is sufficient for reserves. Condition cleared.			CLTV is lower than guideline maximum CLTV is 30.20%.; DTI is lower than guideline maximum DTI is 14.38%.
300210962	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		10.27.16 A CDA was provided with a value of $2,600,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
 CLTV is lower than guideline maximum CLTV is lower thatn maximum CLTV amount.  CLTV is 24.04%; LTV is lower than guideline maximum LTV is lower than requirements.  LTV is 16.35%; Years Self Employed Borrower has been self employed for 6 years and has been in the field for 30 years.

300210962	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	Federal Consumer Protection	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	Appraisal disclosure was not provided within 3 days of the application		10/31/2016: Received evidence Borrower was provided with the Appraisal Disclosure within 3 days of application date. Condition cleared.
 CLTV is lower than guideline maximum CLTV is lower thatn maximum CLTV amount.  CLTV is 24.04%; LTV is lower than guideline maximum LTV is lower than requirements.  LTV is 16.35%; Years Self Employed Borrower has been self employed for 6 years and has been in the field for 30 years.

300210962	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	Non-Material	No	No	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B	TRID	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	Estimated taxes and insurance on the CD dated 6/24/16 is $1,150.98. Actual is $1,147.72 and difference of $3.25. This is a non-material error.		10/25/2016: Condition deemed non-material loan will be rated a B.
 CLTV is lower than guideline maximum CLTV is lower thatn maximum CLTV amount.  CLTV is 24.04%; LTV is lower than guideline maximum LTV is lower than requirements.  LTV is 16.35%; Years Self Employed Borrower has been self employed for 6 years and has been in the field for 30 years.

300210962	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Failure to obtain Credit Report	A credit report was not provided in the loan file.		10/31/2016: Received origination credit report. Condition cleared.
 CLTV is lower than guideline maximum CLTV is lower thatn maximum CLTV amount.  CLTV is 24.04%; LTV is lower than guideline maximum LTV is lower than requirements.  LTV is 16.35%; Years Self Employed Borrower has been self employed for 6 years and has been in the field for 30 years.

300210962	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													B	B	CB	B	B	Income/Employment	Failure to obtain Employment Verification	Verification of employment for the borrower within 90 days of the note date was not provided.
11/08/2016:  Lender documented a full 2 years of income in the loan file and provided a post-closing business license to further support the borrower’s self-employment.  Loan will be rated a B for all agencies.

 CLTV is lower than guideline maximum CLTV is lower thatn maximum CLTV amount.  CLTV is 24.04%; LTV is lower than guideline maximum LTV is lower than requirements.  LTV is 16.35%; Years Self Employed Borrower has been self employed for 6 years and has been in the field for 30 years.

300210962	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing asset documentation	Missing asset documentation, asset verification required for 6 months reserves.		10/31/2016: Received bank statement. Sufficient reserves verified. Condition cleared.
 CLTV is lower than guideline maximum CLTV is lower thatn maximum CLTV amount.  CLTV is 24.04%; LTV is lower than guideline maximum LTV is lower than requirements.  LTV is 16.35%; Years Self Employed Borrower has been self employed for 6 years and has been in the field for 30 years.

300210962	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Third Party Fraud Tool (Report)	A Third party fraud tool was not provided.		10/31/2016 Audit reviewed the third party fraud tool and all red flags are cleared.
 CLTV is lower than guideline maximum CLTV is lower thatn maximum CLTV amount.  CLTV is 24.04%; LTV is lower than guideline maximum LTV is lower than requirements.  LTV is 16.35%; Years Self Employed Borrower has been self employed for 6 years and has been in the field for 30 years.

300210964	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Material	Yes	Yes	Yes	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B	TRID	CD Document does not match actual calculated values for Estimated Escrow
Added 10/04/2016:  The post consummation Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The estimated escrow payment should be $3244.55.  The Lender’s value is missing $118.42 for insurance.
																										10/7/2016: t the time loan documents were drawn the insurance premium was an estimate. At the time of funding PL was not updated with the current policy premium.	10/7/2016: Finding is observational and non material. Loan will be graded a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778; Years on Job Borrower has 10 years on job

300210964	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	Yes	No	No	No	No Cure - Missing Doc Not Provided	No Cure - Missing Doc Not Provided	N/A - Condition Cleared	N/A - Condition Cleared	2	2	2	A	A	RA	A	A	TRID	Missing borrower’s documented Intent to Proceed	Missing borrower and co-borrower's Intent to Proceed.		09/30/2016: Received evidence of intent to proceed. Condition cleared.09/28/2016: Document provided does not verify Borrower & Co-borrower's intent to proceed. Condition remains.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778; Years on Job Borrower has 10 years on job

300210964	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Failure to Obtain Hazard Insurance
The hazard insurance declaration page is missing the annual premium amount. QM requires verification of all recurring monthly debt payments including the PITI payment on the subject property to include the HO6 insurance monthly amount.
10/04/2016: Received evidence of premium. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778; Years on Job Borrower has 10 years on job

300210964	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		09/28/2/2016: CDA provided reflecting a value of $1,725,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778; Years on Job Borrower has 10 years on job

300210966	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Property Taxes	Missing proof of taxes on property #2 listed on the 1003 final application.	For verification of the annual $2,899.80 of real estate taxes on property two on the final 1003 see page two of the attached property profile under "Assessment & Tax Information	09/29/2016: Lender provided taxes information. Condition cleared.			CLTV is lower than guideline maximum ; DTI is lower than guideline maximum ; Reserves are higher than guideline minimum
300210966	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/28/2016: A CDA report reflecting a value $7,250,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared			CLTV is lower than guideline maximum ; DTI is lower than guideline maximum ; Reserves are higher than guideline minimum
300210966	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	General Compliance	ARM Loan Program Disclosure not provided within 3 days of application.	ARM disclosure provided is not dated within 3 business days of the application .	See attached disclosures dated within 3 business days of the app date including the Loan Program Disclosure	09/29/2016: Lender provided ARM Loan Program Disclosure. Condition cleared.			CLTV is lower than guideline maximum ; DTI is lower than guideline maximum ; Reserves are higher than guideline minimum
300210966	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	Non-Material	Yes	No	No	No	No Cure - Missing Doc Not Provided	No Cure - Missing Doc Not Provided	N/A - Condition Cleared	N/A - Condition Cleared	2	2	2	A	A	RA	A	A	TRID	Missing borrower’s documented Intent to Proceed	A signed Intent to Proceed was not provided in the file.	See attached intent to proceed form	09/29/2016: Lender provided intent to proceed letter. Condition cleared.			CLTV is lower than guideline maximum ; DTI is lower than guideline maximum ; Reserves are higher than guideline minimum
300210967	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Property Taxes	Guidelines require to break out PITIA for all REOs . REO’s listed on page 75 of application does not have property or tax certification to verify the taxes listed for them.
10/31/2016: Attached are property profiles for the two properties listed on REO. Please note that one of the properties has since sold in July 2016. Also attached are the hazard insurance policies for the two properties.
10/31/2016: Audit reviewed REO property tax documentation, and has determined that sufficient evidence of property tax amounts were submitted and are acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.45%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 785; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 231.00 months reserves

300210967	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													B	B	RB	B	B	General Compliance	General Compliance Exception
Owner's title insurance in Section H of the CD does not reflect the word "Optional". Per TRID guidance, clerical errors can be cured within 60 days of consummation, loan is past the 60 days, therefore, no cure available at this time.
																										10/31/2016: Lender agrees with this finding. Please inform us what cure if any is possible.	10/31/2016: Audit reviewed final CD, and has determined that the fee was paid by the Seller. Therefore, this a clerical non-numerical error and loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.45%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 785; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 231.00 months reserves

300210967	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Special Information Booklet / Home Loan Toolkit	Guidelines require file have Home Loan Toolkit for application dates on or after 10/03/2015. Initial application date is 04/20/2016. Home Loan Toolkit booklet is missing in file.	10/31/2016: See page 4 of the attached initial disclosures listing th ehome toolkit that was sent as part of the initial disclosures package to the borrower within 3 business days of the app date
10/31/2016: Audit review of evidence that the Home loan Toolkit was sent on 04/22/2016 was submitted, and is within three days of application date of 04/20/2016. Documentation submitted is deemed acceptable, condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.45%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 785; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 231.00 months reserves

300210967	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	Non-Material	No	No	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B	TRID	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	Estimated taxes, insurance, and assessments per final CD is $1,552.50 whereas the actual amount from verified documents in file is $562.14. Difference of $990.36 unexplained.		10/25/2016: Condition deemed non material. Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.45%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 785; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 231.00 months reserves

300210967	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	Non-Material	Yes	No	No	No	No Cure - Missing Doc Not Provided	No Cure - Missing Doc Not Provided	N/A - Condition Cleared	N/A - Condition Cleared	2	2	2	A	A	RA	A	A	TRID	Missing borrower’s documented Intent to Proceed	Guidelines require you have an intent to proceed. Intent to proceed disclosure is missing in file.	10/31/2016: See attached screenshot for intent to proceed note
10/31/2016: Audit reviewed print screen for "Notice of Intent to Proceed with Loan Application", documentation submitted was accepted by borrower dated 04/22/2016 and is deemed acceptable. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.45%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 785; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 231.00 months reserves

300210967	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		10.27.16 A CDA was provided with a value of $1,100,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.45%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 785; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 231.00 months reserves

300210968	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in the file.		09/29/2016: A CDA was provided with a value of $4,275,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.			No Mortgage Lates The borrower's personal mortgage shows 84 months reviewed, 0x30; Years in Primary Residence The borrower has been in his primary residence for 10 years.
300210968	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing asset documentation	Assets provided were from 2012 and 2014, the loan closed in 2016 without an updated verification of the assets in the file.		10/05/2016: Received current asset statements. Condition cleared.			No Mortgage Lates The borrower's personal mortgage shows 84 months reviewed, 0x30; Years in Primary Residence The borrower has been in his primary residence for 10 years.
300210968	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Borrower credit report dated greater than 120 days from Note date	Credit report for the guarantor is dated > 120 days from the Note date.	please see attached	09/30/2016: Lender provided updated credit report. Condition cleared.			No Mortgage Lates The borrower's personal mortgage shows 84 months reviewed, 0x30; Years in Primary Residence The borrower has been in his primary residence for 10 years.
300210969	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Failure to Obtain Hazard Insurance	Missing evidence of hazard insurance for rental property listed on the loan application.		10/05/2016: Received master insurance for rental property which includes walls in coverage. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.30%.; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 792.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 177.80 months reserves.

300210969	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Property Taxes	Missing evidence of property taxes for rental property listed on the loan application.	Lender is the mortgage lender on the rental property. Attached is the 1st page of OA which reflects the property taxes.	09/30/2016: Lender provided REO taxes. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.30%.; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 792.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 177.80 months reserves.

300210969	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	Yes	No	No	No	No Cure - Missing Doc Not Provided	No Cure - Missing Doc Not Provided	N/A - Condition Cleared	N/A - Condition Cleared	2	2	2	A	A	RA	A	A	TRID	Missing borrower’s documented Intent to Proceed	Missing borrower’s documented Intent to Proceed.		09/30/2016: Lender provided system screenshot confirming Borrower wants to proceed with loan. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.30%.; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 792.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 177.80 months reserves.

300210969	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09/29/2016: A CDA was provided with a value of $6,000,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.30%.; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 792.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 177.80 months reserves.

300210971	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in the file.		10/21/2016: CDA provided reflecting a value of $780,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum CLTV is considerably below guidelines. ; No Mortgage Lates No Mortgage Lates with 99 months reviewed. ; Years Self Employed Borrower have been self employed 20 years.

300210971	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Documentation
Per the loan approval multi properties reporting on 2014 tax returns are sold. The 2014 tax returns are missing from the file, however according to the 2013 tax returns , which have been provided, evidence that property B on the first page of the schedule E and property B on the second page of the schedule E is sold is missing.
10/26/2016: Property profiles to indicate properties are sold was provided. Condition cleared.
 CLTV is lower than guideline maximum CLTV is considerably below guidelines. ; No Mortgage Lates No Mortgage Lates with 99 months reviewed. ; Years Self Employed Borrower have been self employed 20 years.

300210971	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Legal Documents	Failure to obtain Documentation	The NOTE Receivable and two months of receipt of that income is not documented in the file.
11/11/2016:  Received executed note.  Condition cleared.11/09/2016:  Copy of the Note was provided along with 2 moths receipt of the income , however the Note provided was not signed.  Condition remains. 10/27/2016:  Credit file uploaded does not contain copy of Note or evidence of receipt of income.  Condition remains.: @months

 CLTV is lower than guideline maximum CLTV is considerably below guidelines. ; No Mortgage Lates No Mortgage Lates with 99 months reviewed. ; Years Self Employed Borrower have been self employed 20 years.

300210971	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Failure to obtain Verification of Mortgage	Lender did not provided the Lender mortgage payments for all the new properties the borrower purchased and listed on the Loan approval		11/02/2016: Received Notes for 3 new properties. DTI < 43%. Condition cleared.10/27/2016: Credit file uploaded does not contain verification of P&I payments. Condition remains.
 CLTV is lower than guideline maximum CLTV is considerably below guidelines. ; No Mortgage Lates No Mortgage Lates with 99 months reviewed. ; Years Self Employed Borrower have been self employed 20 years.

300210971	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing asset documentation	The most recent verifiable funds within 90 days of the NOTE date used for reserves,were not provided. All assets documentation in the file were aged.	10/26/2016: new credit file uploaded	10/26/2016: Audit reviewed print screen of assets, and has determined that documentation submitted is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum CLTV is considerably below guidelines. ; No Mortgage Lates No Mortgage Lates with 99 months reviewed. ; Years Self Employed Borrower have been self employed 20 years.

300210971	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Verification of Taxes and Insurance amounts for Rental Property	Missing verification of property taxes and insurances on all rental properties and primary residence.
11/10/2016:  Received evidence of P&I.  Audit utilized industry standard of .0035 for missing insurance.  Received evidence property # 6 is free & clear.  Condition cleared.11/02/2016:  Audit reviewed documentation provided.  Taxes provided for all properties.  Missing insurance premium for primary residence.  Missing evidence of P&I payment for primary residence, property #2 and property #6 on final 1003.  Condition remains.10/27/2016:  Credit file uploaded does not contain verification of taxes & insurance for rental properties.  Condition remains.

 CLTV is lower than guideline maximum CLTV is considerably below guidelines. ; No Mortgage Lates No Mortgage Lates with 99 months reviewed. ; Years Self Employed Borrower have been self employed 20 years.

300210971	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Income/Employment	Missing Income Tax Schedules	Missing the 2014 tax returns and all schedules that the lender used for income verification.		10/27/2016: Received 2014 tax returns. Condition cleared.
 CLTV is lower than guideline maximum CLTV is considerably below guidelines. ; No Mortgage Lates No Mortgage Lates with 99 months reviewed. ; Years Self Employed Borrower have been self employed 20 years.

300210974	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	No Cure	No Cure	N/A Condition Cleared	N/A Condition Cleared	3	3	3	A	A	RA	A	A	TRID	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation.  When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
																										Disagree, See attached screenshot from the system for the eConsent date and the doc signing date	09/29/2016: Audit confirmed initial CD was provided 3 business days prior to consummation. Condition cleared.
 No Mortgage Lates Mortgage 0 x 30 > 19 months. ; Reserves are higher than guideline minimum 261 months reserves > 6 months minimum required reserves. ; Years in Primary Residence Borrower has 14 years residency in subject ; Years on Job Borrower has 20 years on job.

300210974	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	Non-Material	Yes	No	No	No	No Cure - Missing Doc Not Provided	No Cure - Missing Doc Not Provided	N/A - Condition Cleared	N/A - Condition Cleared	2	2	2	A	A	RA	A	A	TRID	Missing borrower’s documented Intent to Proceed	Provide the Borrower's Intent to Proceed, which was not found in the file.	See attached screenshot from the origination system for the intent to proceed documentation	09/29/2016: Lender provided system screenshot confirming Borrower wants to proceed with loan. Condition cleared.
 No Mortgage Lates Mortgage 0 x 30 > 19 months. ; Reserves are higher than guideline minimum 261 months reserves > 6 months minimum required reserves. ; Years in Primary Residence Borrower has 14 years residency in subject ; Years on Job Borrower has 20 years on job.

300210974	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Documentation	Provide the equity line closure letter, which was not found in file.
Attached please find: a) Two page attachment containing equity closure letters; one from the lender signed by the borrower indicating that when loan paid off, it is to be discharged; one from the escrow company  to the lender with borrower's written instructions to payoff and closeout the HELOC upon receipt of payoff figures b) Two page attachment containing: a) page from the credit report in file showing the HELOC in question that was paid off and closed out; b) page from the prelim obtained at the time of origination showing the HELOC lien at that time - this is included to show that the listed (on the credit report) lender (is a division of the entity that gave us the payoff figure and to whom we sent the payoff figure.
09/29/2016: Lender provided HELOC closure letter. Condition cleared.
 No Mortgage Lates Mortgage 0 x 30 > 19 months. ; Reserves are higher than guideline minimum 261 months reserves > 6 months minimum required reserves. ; Years in Primary Residence Borrower has 14 years residency in subject ; Years on Job Borrower has 20 years on job.

300210974	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09.28.16: A CDA was provided with a value of $1,230,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
 No Mortgage Lates Mortgage 0 x 30 > 19 months. ; Reserves are higher than guideline minimum 261 months reserves > 6 months minimum required reserves. ; Years in Primary Residence Borrower has 14 years residency in subject ; Years on Job Borrower has 20 years on job.

300210976	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	570 A CDA Report was not provided		09/28/2016: A CDA report reflecting a value $1,180,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.90%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 753; Years in Field Borrower has 8 years in Field

300210976	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Special Information Booklet / Home Loan Toolkit	Missing Special Information Booklet / Home Loan Toolkit	Your Home Loan Toolkit was provided with Initial Disclosure Package, please see cover page (page 1) attached.	09/29/2016: Lender provided Special Information Booklet / Home Loan Toolkit. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.90%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 753; Years in Field Borrower has 8 years in Field

300210976	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	Material	Yes	Yes	Yes - Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	19(f)	N/A	3	2	2	B	B	RB	B	B	TRID	Lender Refund to Cure insufficient to cover overages in C.D. Services Borrower DID NOT SHOP Fee - Section B (Undisclosed and Under Disclosed)
Appraisal Inspection fee and Title-Escrow Processing fee on final CD is as total of $175. LE dated 05/19/2016 does not lists either fees. This fee is in a 0% tolerance section. Lender tolerance cure of $175 is required. Section J reflects $125 tolerance cure that is insufficient.
09/27/2016: Lender provided Post Close CD showing cure of $200.00 Loan will be graded a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.90%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 753; Years in Field Borrower has 8 years in Field

300210976	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	N/A	3	2	2	B	B	RB	B	B	TRID	Closing Disclosure document error	The Survey fee in section C of the final Closing Disclosure is missing the name of the service provider.	See attached Post Close CD with the payee name for the survey fee	09/30/2016: Lender provided Post Close CD showing payee name for survey fee. Loan will be graded a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.90%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 753; Years in Field Borrower has 8 years in Field

300210979	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	Yes	No	No	No	No Cure - Missing Doc Not Provided	No Cure - Missing Doc Not Provided	N/A - Condition Cleared	N/A - Condition Cleared	2	2	2	A	A	RA	A	A	TRID	Missing borrower’s documented Intent to Proceed	The Borrower's Intent to Proceed is missing from the file.		09/28/2016: Received evidence of intent to proceed. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.07%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 756; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 47.4 months reserves

300210979	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	General Credit	Failure to Obtain Final Application (1003)	The Final Application is missing from the file.		10/05/2016: Received executed, final application. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.07%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 756; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 47.4 months reserves

300210979	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report is missing from the file.		09.28.16: A CDA was provided with a value of $630,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.07%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 756; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 47.4 months reserves

300210980	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	FEMA	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date not provided.	Post disaster inspection	09/29/2016: Post disaster report provided no issues found. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.09%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 753; Years in Field Borrower has 10 years in field

300210980	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Legal Documents	Failure to obtain Documentation	Missing most recent signed personal tax return for borrower.		10/04/2016: Received signed certification of financials. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.09%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 753; Years in Field Borrower has 10 years in field

300210980	Underwriting Complete	Non-QM	Non-QM	Credit	Acknowledged													B	B	CB	B	B	Income/Employment	Missing Business Tax Returns	Missing two consecutive years signed Business Tax Returns for company with ownership => 25%.
10/06/2016: Was able to determine minor or zero losses from the personal 1040's. Client acknowledges the missing business returns does not materially affect the borrower's ability to repay the subject loan. Loan will be rated a B for all agencies. 10/04/2016:  Exception reviewed and declined by Client.  10/04/2016:  Pending exception from client
																												Exception	Originator
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.09%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 753; Years in Field Borrower has 10 years in field

300210980	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance
Missing written documentation to validate monthly real property taxes, hazard insurance, home owners association and/or condominium dues and/or assessment for rental property #1 and #2 as reflected on the final loan application.
10/04/2016: Received evidence departing residence was sold prior to subject closing. Received evidence of taxes and insurance for 2nd property. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.09%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 753; Years in Field Borrower has 10 years in field

300210980	Underwriting Complete	Non-QM	Non-QM	Credit	Acknowledged													B	B	CB	B	B	Income/Employment	Missing K-1	Missing K1s for all companies reflected per statement #23 and line item #1 per statement #18.
10/06/2016: Was able to determine minor or zero losses from the personal 1040's. Client acknowledges the missing K-1's does not materially affect the borrower's ability to repay the subject loan. Loan will be rated a B for all agencies. 10/04/2016:  Exception reviewed and declined by Client.  10/04/2016:  Pending exception from client
																												Exception	Originator
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.09%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 753; Years in Field Borrower has 10 years in field

300210980	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not in file.		09/27/2016: A CDA report reflecting a value $1,560,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.09%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 753; Years in Field Borrower has 10 years in field

300210980	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Special Information Booklet / Home Loan Toolkit	Missing Special Information Booklet / Home Loan Toolkit.		09/28/2016: Received evidence Borrower was provided the Special Information Booklet/Home Loan Toolkit within 3 days of application date. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.09%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 753; Years in Field Borrower has 10 years in field

300210980	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	Non-Material	Yes	No	No	No	No Cure - Missing Doc Not Provided	No Cure - Missing Doc Not Provided	N/A - Condition Cleared	N/A - Condition Cleared	2	2	2	A	A	RA	A	A	TRID	Missing borrower’s documented Intent to Proceed	Missing Borrower's documented Intent to Proceed.		09/28/2016: Received evidence of intent to proceed. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.09%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 753; Years in Field Borrower has 10 years in field

300210982	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	Non-Material	Yes	No	No	No	No Cure - Missing Doc Not Provided	No Cure - Missing Doc Not Provided	N/A - Condition Cleared	N/A - Condition Cleared	2	2	2	A	A	RA	A	A	TRID	Missing borrower’s documented Intent to Proceed	Borrower's documented Intent to Proceed is not provided in the loan file.	See attached screenshot from the OS for the intent to Proceed documentation	09/30/2016: Lender provided system screenshot confirming Borrower wants to proceed with loan. Condition cleared.			DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.83%.; Years Self Employed Borrower has 37 years Self Employed.
300210982	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Failure to obtain Credit Report	The loan file is missing the credit report for the borrower.	please see attached	09/30/2016: Lender provided updated credit report. Condition cleared.			DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.83%.; Years Self Employed Borrower has 37 years Self Employed.
300210982	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Documentation	Terms of notes payable less than one year on borrower's 1120S and 1065 tax returns was not provided.		10/04/2016: Audit recalculated income deducting notes payable in less than 1 year. Lender's income calculation is less. Condition cleared.			DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.83%.; Years Self Employed Borrower has 37 years Self Employed.
300210982	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing asset documentation	Missing current asset documentation.		09/30/2016: Lender provided updated asset documentation. Condition cleared.			DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.83%.; Years Self Employed Borrower has 37 years Self Employed.
300210982	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Third Party Fraud Tool (Report)	Missing third party fraud tool.		09/30/2016: Lender provided updated credit report with third party fraud tool. Condition cleared.			DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.83%.; Years Self Employed Borrower has 37 years Self Employed.
300210982	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/29/2016: A CDA was provided with a value of $1,250,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.			DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.83%.; Years Self Employed Borrower has 37 years Self Employed.
300210983	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		11/03/2016: CDA provided reflecting a value of $975,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.27%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 280 months ; Years on Job UW Guides require FICO of 680, loan qualified with FICO of 757

300210983	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	B	B	RB	B	B	TRID	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated 04/11/2016 does not reflect a Title-Escrow-Processing fee of $26.95, nor a Title-Escrow Wire Fee of $46.50 with no resulting CoC for any subsequent disclosures. The CD dated 06/03/2016 reflects a Title-Escrow-Processing fee of $26.95, and a Title-Escrow Wire Fee of $46.50 resulting in a $73.45 refund due for cure.
11/2/2016: Post close tolerance cure of $73.45 as reflected on re-disclosed CD dated 06/21/2016 is sufficient.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.27%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 280 months ; Years on Job UW Guides require FICO of 680, loan qualified with FICO of 757

300210983	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure - Missing Doc Not Provided	No Cure	N/A - Condition Cleared	N/A	3	3	2	A	A	RA	A	A	TRID	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrowers.	11/09/2016: See attached screenshot from our Origination System showing the date the borrower eConsented	11/09/2016: Audit reviewed print screen for "Consent to Receive Electronic Disclosures", documentation submitted was accepted by borrower dated 05/13/2016 and is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.27%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 280 months ; Years on Job UW Guides require FICO of 680, loan qualified with FICO of 757

300210983	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	The loan file is missing evidence of taxes and insurance for the 2nd property listed on the Schedule of Real Estate Owned on Borrowers' final loan application.	11/09/2016: please see attached	11/09/2016: Audit reviewed taxes and insurance for REO, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.27%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 280 months ; Years on Job UW Guides require FICO of 680, loan qualified with FICO of 757

300210984	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	Non-Material	Yes	No	No	No	No Cure - Missing Doc Not Provided	No Cure - Missing Doc Not Provided	N/A - Condition Cleared	N/A - Condition Cleared	2	2	2	A	A	RA	A	A	TRID	Missing borrower’s documented Intent to Proceed	Missing Borrower's Intent to Proceed.		10/26/2016: Received evidence of intent to proceed. Condition cleared.
300210984	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		10.24.16 A CDA was provided with a value of $1,620,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300210985	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09.28.16: A CDA was provided with a value of $1,360,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.			DTI is lower than guideline maximum DTI of 32.40%; FICO is higher than guideline minimum Fico score of 736.; Reserves are higher than guideline minimum 394 months of reserves.
300210985	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	Federal Consumer Protection	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Missing FACTA- Notice to Home Loan Applicant & Consumer Score Disclosure.		09/29/2016: Received evidence borrower received Notice to Home Loan Applicant & Consumer Score Disclosure. Condition cleared.			DTI is lower than guideline maximum DTI of 32.40%; FICO is higher than guideline minimum Fico score of 736.; Reserves are higher than guideline minimum 394 months of reserves.
300210985	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure - Missing Doc Not Provided	No Cure	N/A - Condition Cleared	N/A	3	3	2	A	A	RA	A	A	TRID	Missing E Consent Disclosure	An e consent disclosure was not provided.		09/29/2016: Received evidence of E Consent dated 4/5/2016. Condition cleared.			DTI is lower than guideline maximum DTI of 32.40%; FICO is higher than guideline minimum Fico score of 736.; Reserves are higher than guideline minimum 394 months of reserves.
300210987	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Income/Employment	Failure to obtain Employment Verification	Paystub within 90 days of the note date or verification of employment within 90 days of the note date was not provided for the borrower.		10/7/2016: Evidence of borrower's employment provided. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.77%; FICO is higher than guideline minimum UW Guides require FICO of 670, loan qualified with FICO of 776.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 56.7 months reserves

300210987	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in the file.		09/27/2016: A CDA report reflecting a value $870,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.77%; FICO is higher than guideline minimum UW Guides require FICO of 670, loan qualified with FICO of 776.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 56.7 months reserves

300210988	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09/27/2016: A CDA report reflecting a value $845,000.00 which is a -1.7% variance was provided. Variance within acceptable tolerance. Condition Cleared
300210988	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	Non-Material	Yes	No	No	No	No Cure - Missing Doc Not Provided	No Cure - Missing Doc Not Provided	N/A - Condition Cleared	N/A - Condition Cleared	2	2	2	A	A	RA	A	A	TRID	Missing borrower’s documented Intent to Proceed	Missing a signed intent to proceed from borrower.		09/28/2016: Received evidence of intent to proceed. Condition cleared.
300210990	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Failure to obtain Credit Report	The credit report is not provided in the loan file.		09/30/2016: Lender provided credit report. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 8.24%.; Years in Field Borrower has 23 years in the same field; Years on Job Borrower has 7 years Self Employed

300210990	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Income/Employment	Failure to obtain Employment Verification	A verification of employment or paystub within 90 days of the note date was not provided for Co-Borrower.
10/05/2016: TPR received confirmation that lender agrees with Non QM/Compliant designation and loan-level tape correctly identifies said loan designation. All income docs provided in accordance to the lender's guides with a paystub within 90 days of the Note date. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 8.24%.; Years in Field Borrower has 23 years in the same field; Years on Job Borrower has 7 years Self Employed

300210990	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Legal Documents	Failure to Obtain Second Lien Note	The loan file closed with a second lien. The subordinate agreement, Note, or Deed of Trust is not provided in the loan file.	Please see attached	10/05/2016: Received second lien note . Condition cleared.09/30/2016: Lender provided old HELOC note . Provide HELOC for 2nd lien . Conditions remains.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 8.24%.; Years in Field Borrower has 23 years in the same field; Years on Job Borrower has 7 years Self Employed

300210990	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing asset documentation	The assets provided in the loan file is expired. In addition, the 1003 reflects a savings and retirement account, however, the statements are not provided in the loan file.	Attached are the (3) asset accounts that were provided at origination. Only (1) account is > 90 days by only (3) days but only had a balance of $12K. The retirement account is for $1MM.	09/30/2016: Lender provided updated asset documentation. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 8.24%.; Years in Field Borrower has 23 years in the same field; Years on Job Borrower has 7 years Self Employed

300210990	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Failure to Obtain Hazard Insurance	Verification of Insurance amounts for property listed under the REO section is not provided in the loan file.
There are two lots. One of the lots is raw land, therefore no homeowner's insurance (see attached property profile). The second property profile shows the Imp Value of $402,700 X .0035 = $1,409.45 div 12 = $117.45/mos. Please keep in mind that property is Free & Clear. Comp factors; 23.54% LTV/42.77% CLTV, credit scores of 766/737, stable employments of 7yrs./26yrs. respectively and DTI's of 5%/7%.
09/30/2016: Lender provided property details for REO property. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 8.24%.; Years in Field Borrower has 23 years in the same field; Years on Job Borrower has 7 years Self Employed

300210990	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Third Party Fraud Tool (Report)	Loan file is missing third party fraud tool.		09/30/2016: Lender provided credit report showing third party fraud tool. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 8.24%.; Years in Field Borrower has 23 years in the same field; Years on Job Borrower has 7 years Self Employed

300210990	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Property Taxes	Verification of Tax amount for property listed under the REO section is not provided in the loan file.	Attached are the two property profiles that show property taxes. There are two lots.	09/30/2016: Lender provided property details for REO property taxes. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 8.24%.; Years in Field Borrower has 23 years in the same field; Years on Job Borrower has 7 years Self Employed

300210990	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Evidence REO Property is Owned Free and Clear	Evidence of REO property is Owned Free and Clear is not provided in the loan file.	Attached are the two property profiles that show both are "Free & Clear". There are two lots.	09/30/2016: Lender provided property details for REO property showing Free & Clear. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 8.24%.; Years in Field Borrower has 23 years in the same field; Years on Job Borrower has 7 years Self Employed

300210990	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	Non-Material	Yes	No	No	No	No Cure - Missing Doc Not Provided	No Cure - Missing Doc Not Provided	N/A - Condition Cleared	N/A - Condition Cleared	2	2	2	A	A	RA	A	A	TRID	Missing borrower’s documented Intent to Proceed	Borrower's documented Intent to Proceed not provided in the loan file.	See attached screenshot from the origination system for the intent to proceed documentation	09/30/2016: Lender provided system screenshot confirming Borrower wants to proceed with loan. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 8.24%.; Years in Field Borrower has 23 years in the same field; Years on Job Borrower has 7 years Self Employed

300210990	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/28/2016: A CDA report reflecting a value $2,600,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 8.24%.; Years in Field Borrower has 23 years in the same field; Years on Job Borrower has 7 years Self Employed

300210992	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09.28.16: A CDA was provided with a value of $890,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
 DTI is lower than guideline maximum 30.69% DTI max allowed 43%; FICO is higher than guideline minimum 751 FICO score minimum 680; Reserves are higher than guideline minimum 179.70 months reserves provided minimum required 6 months.

300210992	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	B	B	RB	B	B	TRID	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE does not reflect a Title – Escrow -Release Tracking fee with no resulting CoC for any subsequent disclosures. The final CD reflects a Title – Escrow -Release Tracking fee of $220 resulting in a $220 refund due for cure.
09/26/2016: Lender provide Post Close CD showing refund for $225. Loan will be graded a B.
 DTI is lower than guideline maximum 30.69% DTI max allowed 43%; FICO is higher than guideline minimum 751 FICO score minimum 680; Reserves are higher than guideline minimum 179.70 months reserves provided minimum required 6 months.

300210992	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure - Missing Doc Not Provided	No Cure	N/A - Condition Cleared	N/A	3	3	2	A	A	RA	A	A	TRID	Missing E Consent Disclosure	Missing E-Consent disclosure.		09/29/2016: Received evidence of E consent . Condition cleared.
 DTI is lower than guideline maximum 30.69% DTI max allowed 43%; FICO is higher than guideline minimum 751 FICO score minimum 680; Reserves are higher than guideline minimum 179.70 months reserves provided minimum required 6 months.

300210992	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	Non-Material	Yes	No	No	No	No Cure - Missing Doc Not Provided	No Cure - Missing Doc Not Provided	N/A - Condition Cleared	N/A - Condition Cleared	2	2	2	A	A	RA	A	A	TRID	Missing borrower’s documented Intent to Proceed	The file is missing a copy of the borrower’s intent to proceed.		09/29/2016: Received evidence of intent to proceed. Condition cleared.
 DTI is lower than guideline maximum 30.69% DTI max allowed 43%; FICO is higher than guideline minimum 751 FICO score minimum 680; Reserves are higher than guideline minimum 179.70 months reserves provided minimum required 6 months.

300210992	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Legal Documents	Failure to obtain Documentation	Provide documentation HELOC is closed.		10/03/2016: Received evidence HELOC is closed. Condition cleared.09/29/2016: Received second lien note . Evidence it is closed was not provided. Condition remains.
 DTI is lower than guideline maximum 30.69% DTI max allowed 43%; FICO is higher than guideline minimum 751 FICO score minimum 680; Reserves are higher than guideline minimum 179.70 months reserves provided minimum required 6 months.

300210992	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Legal Documents	Failure to Obtain Second Lien Note	Missing copy of second lien note .		09/29/2016: Received second lien note. Condition cleared.
 DTI is lower than guideline maximum 30.69% DTI max allowed 43%; FICO is higher than guideline minimum 751 FICO score minimum 680; Reserves are higher than guideline minimum 179.70 months reserves provided minimum required 6 months.

300210995	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	Non-Material	Yes	Yes	Yes	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B	TRID	Total of Payments is not accurate	The post close CD reflected total of payments as $1,159,658.85. The actual total of payments is $1,539,358.89, an over-disclosure of $299.96.		09/29/2016: Total of payments is over disclosed. Loan will be rated a B. Condition cleared.
300210995	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	B	B	RB	B	B	TRID	Closing Disclosure document error	Section C of the final CD reflects a $300 borrower selected attorney fee, this fee should be reflected in section H of the CD.		09/29/2016: Received post consummation CD correcting Section C & H fees. Condition cleared.
300210995	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		09.28.16: A CDA was provided with a value of $2,200,000.00 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300210996	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.
09/29/2/2016: CDA provided reflecting a value of $560,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.09/28/2016: Received CDA, however, it is missing the unit number.  Condition remains.

300210996	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	Yes	No	No	No	No Cure - Missing Doc Not Provided	No Cure - Missing Doc Not Provided	N/A - Condition Cleared	N/A - Condition Cleared	2	2	2	A	A	RA	A	A	TRID	Missing borrower’s documented Intent to Proceed	The Borrower's Intent to Proceed is missing from the file.		09/28/2016: Received evidence of intent to proceed. Condition cleared.
300210997	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Failure to obtain Credit Report	Credit report not provided in file.	please see attached	09/30/2016: Lender provided credit report. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 54.22%; Years in Field Borrower has 30 years in Field  ; Years in Primary Residence Borrower has resided in subject for 16 years

300210997	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing asset documentation	Missing asset documentation in file. Reserves are short 6 months or $XXXXX.
Loan was underwritten based on savings account of $XXXXX and  Checking of $XXXXX and  checking account with balance of $XXXXX. Statements for each are held on file and copies attached. These balances result in PLL of $197,000 representing 57 months of reserves.
09/30/2016: Lender provided updated asset documentation. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 54.22%; Years in Field Borrower has 30 years in Field  ; Years in Primary Residence Borrower has resided in subject for 16 years

300210997	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Third Party Fraud Tool (Report)	Loan file is missing third party fraud tool.	please see attached	09/30/2016: Lender provided credit report showing third party fraud tool. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 54.22%; Years in Field Borrower has 30 years in Field  ; Years in Primary Residence Borrower has resided in subject for 16 years

300210997	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	No Cure	No Cure	N/A Condition Cleared	N/A Condition Cleared	3	3	3	A	A	RA	A	A	TRID	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
																										See attached screenshot from the origination system for the eConsent date which is well prior to the signing date.	09/30/2016: Lender provided system screenshot confirming initial CD was provided 3 days prior to consummation. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 54.22%; Years in Field Borrower has 30 years in Field  ; Years in Primary Residence Borrower has resided in subject for 16 years

300210997	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	N/A - Condition Cleared	N/A - Condition Cleared	3	2	2	A	A	RA	A	A	TRID	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C
The Origination Charges in Section A are subject to 0% variance.  LE does not reflect a Redraw Fee with no resulting COC for any subsequent disclosures.  Final CD reflects a Redraw Fee of $200 for a variance/refund required of $200.

The borrower initiated the change and the borrower to pay the redraw fees, please see attached screenshot from the Origination system documenting that the borrower initiated the change and is aware of the extra charge.

10/04/2016:  Received evidence borrower initiated change . Condition cleared.09/30/2016: Lender provided system screenshot, however it does not reflect when the change occurred to confirm CD was provided within 3 days of change. Screenshot also does not state what changes were made only that borrower initiated change. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 54.22%; Years in Field Borrower has 30 years in Field  ; Years in Primary Residence Borrower has resided in subject for 16 years

300210997	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	Non-Material	Yes	No	No	No	No Cure - Missing Doc Not Provided	No Cure - Missing Doc Not Provided	N/A - Condition Cleared	N/A - Condition Cleared	2	2	2	A	A	RA	A	A	TRID	Missing borrower’s documented Intent to Proceed	Borrower's documented Intent to Proceed not provided in file.	See attached intent to proceed Email from the borrower	09/30/2016: Lender provided email confirming intent to proceed. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 54.22%; Years in Field Borrower has 30 years in Field  ; Years in Primary Residence Borrower has resided in subject for 16 years

300210997	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09.28.16: A CDA was provided with a value of 830,000.00 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 54.22%; Years in Field Borrower has 30 years in Field  ; Years in Primary Residence Borrower has resided in subject for 16 years

300210998	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09/27/2016: A CDA report reflecting a value $1,525,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared			DTI is lower than guideline maximum DTI is 20.51%.; FICO is higher than guideline minimum FICO is 759.; Years on Job Borrower 25 years on job.
300210998	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing asset documentation	Asset documentation in file are dated > 90 days from the note date. Updated assets are required to verify sufficient reserves.	new credit file uploaded	09/29/2016: Lender provided updated asset documentation. Condition cleared.			DTI is lower than guideline maximum DTI is 20.51%.; FICO is higher than guideline minimum FICO is 759.; Years on Job Borrower 25 years on job.
300210998	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	CO-Borrower credit report dated greater than 120 days from Note date	Missing updated credit report.	Please see attached	09/29/2016: Lender provided updated credit report. Condition cleared.			DTI is lower than guideline maximum DTI is 20.51%.; FICO is higher than guideline minimum FICO is 759.; Years on Job Borrower 25 years on job.
300210998	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Borrower credit report dated greater than 120 days from Note date	Missing updated credit report.	new credit file uploaded	09/29/2016: Lender provided updated credit report. Condition cleared.			DTI is lower than guideline maximum DTI is 20.51%.; FICO is higher than guideline minimum FICO is 759.; Years on Job Borrower 25 years on job.
300211001	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	Material	Yes	Yes	Yes - Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	19(f)	N/A	3	2	2	B	B	RB	B	B	TRID	Services Borrower DID SHOP Fee (Section C) exceed corresponding L.E. fee (0% Variance when Borrower is not Permitted to shop for services)
Re disclosed LE reflects a Recording Fee – Mortgage / Deed of $233 and no Survey Fee or Recording Fee – Release with no resulting COC for any subsequent disclosures.  Final CD reflects a Survey Fee of $300, Recording Fee – Mortgage / Deed of $233.70 and Recording Fee – Release Fee of $19.10 for a variance/refund required of $319.80.
09/30/2016: Received letter of explanation, post consummation CD and evidence of refund. Condition cleared.
300211001	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	Federal Consumer Protection	Flood Insurance required to be escrowed post 1/1/2016	Property is located in a flood zone and flood insurance is not escrowed. Missing letter to the borrower giving them the option to escrow.	Disagree, the Flood escrow account was set up, see attached impounds screenshot from the origination system along with the post close CD reflecting the Escrow monthly payment	09/30/2016: Received evidence flood insurance is escrowed. Condition cleared.
300211001	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	Non-Material	Yes	No	No	No	No Cure - Missing Doc Not Provided	No Cure - Missing Doc Not Provided	N/A - Condition Cleared	N/A - Condition Cleared	2	2	2	A	A	RA	A	A	TRID	Missing borrower’s documented Intent to Proceed	The borrower's Intent to Proceed is missing from the file		09/30/2016: Received evidence of intent to proceed. Condition cleared.
300211001	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.		09/28/2016: A CDA report reflecting a value $5,000,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
300211002	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.
10.25.16 A CDA was provided with a value of $995,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared. 10/21/2016:  Received Collateral DNA.  A CDA report not provided.  Condition remains.
DTI is lower than guideline maximum DTI < 43%; FICO is higher than guideline minimum FICO 702 >680; Reserves are higher than guideline minimum Reserves of 659 > 6.
300211003	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	Non-Material	Yes	No	No	No	No Cure - Missing Doc Not Provided	No Cure - Missing Doc Not Provided	N/A - Condition Cleared	N/A - Condition Cleared	2	2	2	A	A	RA	A	A	TRID	Missing borrower’s documented Intent to Proceed	Missing Intent to proceed		11/01/2016: Received evidence of intent to proceed. Condition cleared.
300211003	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		10.27.16 A CDA was provided with a value of $4,600,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300211004	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Failure to obtain Credit Report	Missing updated credit report dated within 90 days of note date.	please see attached	09/30/2016: Lender provided updated credit report. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 756; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 332 months reserves; Years on Job Borrower has 10 years on job

300211004	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Income/Employment	Failure to obtain Employment Verification	Failure to obtain Employment Verification: A verification of employment within 90 days of the note date was not provided.
10/05/2016: Paystub date is within 90 days. Loan fails QM, but passes ATR. Condition cleared. 10/04/2016:  The paystub provided is 95 days prior to the note date.  Condition remains.10/03/2016:  Paystub provided is not within 90 days of the Note date.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 756; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 332 months reserves; Years on Job Borrower has 10 years on job

300211004	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing asset documentation	Missing updated asset documentation dated within 90 days of note date for all 3 accounts listed on final 1003.		10/03/2016: Received asset documentation verifying sufficient reserves. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 756; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 332 months reserves; Years on Job Borrower has 10 years on job

300211004	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	570 A CDA Report was not provided		09/28/2016: A CDA report reflecting a value $1,170,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 756; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 332 months reserves; Years on Job Borrower has 10 years on job

300211004	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	B	B	RB	B	B	TRID	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE reflects a Title- Lender Title Insurance of $990 with no resulting CoC for any subsequent disclosures. The CD reflects a Title- Lender Title Insurance of $1,031.25 resulting in a $41.25 refund due for cure.
09/27/2016: Lender provided Post Close CD showing cure for $41.25. Loan will be graded a B.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 756; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 332 months reserves; Years on Job Borrower has 10 years on job

300211006	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		10/27/2016: CDA provided reflecting reconciled value of $4,600,000 at 0% variance is deemed acceptable. Condition cleared.
300211008	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Subordination Agreement	Missing Subordination agreement for 2nd lien on subject property.		10/26/2016: Received second lien note. Subordination not required for simultaneous second. Condition cleared.			FICO is higher than guideline minimum 785 vs min required of 680; Reserves are higher than guideline minimum Verified 716 months reserves, required 6 months; Years in Field 45 years in field.
300211008	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		10.24.16 A CDA was provided with a value of $1,100,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.			FICO is higher than guideline minimum 785 vs min required of 680; Reserves are higher than guideline minimum Verified 716 months reserves, required 6 months; Years in Field 45 years in field.
300211010	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provide in file
10/25/2016: A CDA report reflecting a value $765,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.10/21/2016:  Received Collateral DNA.  A CDA report not provided.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.48%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 118.10 months reserves

300211010	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Failure to obtain Credit Report	A credit report for the guarantor who signed on the Note was not provided.	10/25/2016: Please see the attached credit reports for both guarantors	10/25/2016: Audit reviewed Credit Report, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.48%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 118.10 months reserves

300211010	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Third Party Fraud Tool (Report)	A fraud report for guarantor who signed on the Note was not provided.	10/25/2016: Please see the attached credit reports for both guarantors	10/25/2016: Audit reviewed Credit Report ID Cross Check, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.48%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 118.10 months reserves

300211014	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Income/Employment	Failure to obtain Employment Verification	Verification of employment for the co-borrower within 90 days of the note date was not provided.	We consider the attached P&L as of 2/26/16 to be adequate verification of employment within 90 days of Note for the co-borrower.	11/04/2016: Audit removed Co-borrower's income. DTI = 33.33%. Condition cleared.11/02/2016: If Co-borrower's employment does not require a license, please provide CPA letter. Condition remains.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 718; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 244.30 months reserves; Years on Job Borrower has 15 years in job.

300211014	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.
10.25.16 A CDA was provided with a value of $1,475,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared. 10/21/2016:  Received Collateral DNA.  A CDA report not provided.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 718; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 244.30 months reserves; Years on Job Borrower has 15 years in job.

300211015	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file		09.28.16: A CDA was provided with a value of $550,000.00 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
 DTI is lower than guideline maximum The Borrower's DTI is 32.26%; Reserves are higher than guideline minimum UW Guides require 6months reserves, loan qualified with over 24 months reserves; Years in Field Borrower has 30 years in Field

300211015	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared													A	A	RA	A	A	Federal Consumer Protection	Failure to provide proof of OFAC Search	The OFAC search in file is from 2014.		09/29/2016 Audit reviewed the third party fraud tool and all red flags are cleared. OFAC no match. Condition cleared.
 DTI is lower than guideline maximum The Borrower's DTI is 32.26%; Reserves are higher than guideline minimum UW Guides require 6months reserves, loan qualified with over 24 months reserves; Years in Field Borrower has 30 years in Field

300211015	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing credit report	Current credit report is missing file, the one in file is > 120 days old.		09/29/2016: Received credit report . Condition cleared.
 DTI is lower than guideline maximum The Borrower's DTI is 32.26%; Reserves are higher than guideline minimum UW Guides require 6months reserves, loan qualified with over 24 months reserves; Years in Field Borrower has 30 years in Field

300211016	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09/21/2016: A CDA report reflecting a value $740,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
300211018	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	Non-Material	Yes	No	No	No	No Cure - Missing Doc Not Provided	No Cure - Missing Doc Not Provided	N/A - Condition Cleared	N/A - Condition Cleared	2	2	2	A	A	RA	A	A	TRID	Missing borrower’s documented Intent to Proceed	The file is missing a copy of the borrower’s signed intent to proceed.	09/30/2016: Lender provided system screenshot confirming Borrower wants to proceed with loan. Condition cleared.	09/30/2016: Lender provided system screenshot confirming Borrower wants to proceed with loan. Condition cleared.
300211018	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		10/05/2016: CDA provided reflecting a value of $2,850,000 which is 0% variance from appraisal. Condition cleared.
300211019	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09/28/2016: A CDA report reflecting a value $960,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 722; No Mortgage Lates UW Guides require 0x30 days late in the most recent 24 months ; Credit Report verifiies 38 months payment history with no late payments reported ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 157.4 months reserves

300211019	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Special Information Booklet / Home Loan Toolkit	A special information booklet was not provided.		09/29/2016: Lender provided Special Information Booklet / Home Loan Toolkit. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 722; No Mortgage Lates UW Guides require 0x30 days late in the most recent 24 months ; Credit Report verifiies 38 months payment history with no late payments reported ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 157.4 months reserves

300211019	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	Non-Material	Yes	No	No	No	No Cure - Missing Doc Not Provided	No Cure - Missing Doc Not Provided	N/A - Condition Cleared	N/A - Condition Cleared	2	2	2	A	A	RA	A	A	TRID	Missing borrower’s documented Intent to Proceed	Missing Borrower's documented Intent to Proceed.	See attached screenshot from the Origination system for the intent to proceed documentation	09/29/2016: Lender provided intent to proceed letter. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 722; No Mortgage Lates UW Guides require 0x30 days late in the most recent 24 months ; Credit Report verifiies 38 months payment history with no late payments reported ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 157.4 months reserves

300211019	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Verification of Taxes and Insurance amounts for Rental Property
Missing written documentation to validate monthly real property taxes, insurance, home owners association and/or condominium dues and/or assessments for the borrower and coborrower current primary residence and rental property as reflected on the final loan application.
10/05/2016: Received evidence of taxes & insurance for both properties. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 722; No Mortgage Lates UW Guides require 0x30 days late in the most recent 24 months ; Credit Report verifiies 38 months payment history with no late payments reported ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 157.4 months reserves

300211020	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.	Your Home Loan Toolkit was provided with Initial Disclosure Package, please see cover page (page 2) attached.	09/29/2016: Lender provided Special Information Booklet / Home Loan Toolkit. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 235; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 723; Years on Job Borrower has 5 years on job and CoBorrower has 5 years on job

300211020	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	Non-Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	N/A Condition Cleared	N/A Condition Cleared	3	2	2	A	A	RA	A	A	TRID	Naming Convention in Services Borrower DID NOT SHOP Fee - Section B in C.D. is not consistent	The final CD reflects Title-Lender Title Insurance $1,981 and the redisclosed LE reflects Additional Closing Fee $2,985. The naming convention is not consistent.
Disagree, the LE is required to show 13 fees and the rest of the fees to be grouped and named "Additional Charges", The additional charges include other fees than only the Title-Lender Insurance. See attached itemization from the origination system to reflect the fees that are included in the "Additional Charges" bucket.
09/29/2016: Lender provided system screenshot showing itemization for additional service charges of $2,985 which discloses Title-Lender Title Insurance $1,981. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 235; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 723; Years on Job Borrower has 5 years on job and CoBorrower has 5 years on job

300211020	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	B	B	RB	B	B	TRID	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The re-disclosed LE does not reflect Fees for Title-Escrow-Disbursement Fee of $100.00, Title-Escrow-Recording Service Fee of $200.00, Title-Lien Search $1,324.38 with no resulting CoC for any subsequent disclosures. The final CD reflects Fees of Title-Escrow-Disbursement Fee of $100.00, Title-Escrow-Recording Service Fee of $200.00, Title-Lien Search $1,324.38 resulting in a $1,624.38 refund due for cure. The Lender refunded $674.38 to the customer ; however, an additional refund of $950 is due for cure.

Disagree, see attached screenshot for the Itemization of disclosed fees vs. charged fees. The Lien search was disclosed at 950 and charged 1324.38, along with the under disclosure of the disbursement fee of $100 and the Recording Service fee of $200. Lender refunded the accurate amount of $674.38

09/29/2016: Lender provided system screenshot showing itemization for additional service charges of $2,985 which discloses the Title-Lien search fee for $950. Audit confirmed refund for $674.37 at time of closing was sufficient. Loan will be graded a B.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 235; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 723; Years on Job Borrower has 5 years on job and CoBorrower has 5 years on job

300211020	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	Material	Yes	yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	19(f)	N/A	3	2	2	B	B	RB	B	B	TRID	Lender Post closing Refund to Cure insufficient to cover in C.D. Services Borrower DID NOT SHOP Fee - Section B (Undisclosed and Under Disclosed)
Fees for Title-Escrow-Disbursement, Title-Escrow-Recording Service and Title-Lien Search on final CD is $100, $200 and $1,324.38. Re-disclosed LE does not lists these fees. The fees are in a 0% tolerance section. Lender tolerance cure of $1,624.38 is required.  Post close tolerance cure of $674.38 is insufficient.

Disagree, see attached screenshot for the Itemization of disclosed fees vs. charged fees. The Lien search was disclosed at 950 and charged 1324.38, along with the under disclosure of the disbursement fee of $100 and the Recording Service fee of $200. Lender refunded the accurate amount of $674.38

09/29/2016: Lender provided system screenshot showing itemization for additional service charges of $2,985 which discloses the Title-Lien search fee for $950. Audit confirmed refund for $674.37 at time of closing was sufficient. Loan will be graded a B.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 235; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 723; Years on Job Borrower has 5 years on job and CoBorrower has 5 years on job

300211020	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	B	B	RB	B	B	TRID	Closing Disclosure document error	The final Closing Disclosure Section H does not reflect Title-Owners Coverage as Optional.	Please see attached updated Post Close CD Package.	09/29/2016: Lender provided Post Close CD showing correction. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 235; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 723; Years on Job Borrower has 5 years on job and CoBorrower has 5 years on job

300211020	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	Non-Material	No	No	No	No	No Cure - Missing Doc Not Provided	N/A Outside of Scope	N/A Condition Cleared	N/A	2	2	2	A	A	RA	A	A	TRID	Missing seller’s Closing Disclosure	Missing seller's Closing Disclosures.
See attached Settlement Statement certified by the settlement agent. The settlement agent used lender's CD as their settlement statement and they certified it. The Settlement Statement reflects the seller's figures.
09/29/2016: Lender provided CD with Sellers information/figures. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 235; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 723; Years on Job Borrower has 5 years on job and CoBorrower has 5 years on job

300211020	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		09.28.16: A CDA was provided with a value of $2,425,000.00 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 235; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 723; Years on Job Borrower has 5 years on job and CoBorrower has 5 years on job

300211022	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report is missing from the file.		09/26/2016: A CDA report reflecting a value $4,200,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
300211022	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	Yes	No	No	No	No Cure - Missing Doc Not Provided	No Cure - Missing Doc Not Provided	N/A - Condition Cleared	N/A - Condition Cleared	2	2	2	A	A	RA	A	A	TRID	Missing borrower’s documented Intent to Proceed	The Borrower's Intent to Proceed is missing from the file.		09/28/2016: Received evidence of intent to proceed. Condition cleared.
300211023	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Special Information Booklet / Home Loan Toolkit	The Special Information Booklet is missing from the file.		09/23/2016: Received evidence Borrower was provided the Special Information Booklet/Home Loan Toolkit within 3 days of application date. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximun DTI of 43%, loan qualified with DTI of 21.68%.; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 770.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 82.70 months reserves.

300211023	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	Non-Material	Yes	No	No	No	No Cure - Missing Doc Not Provided	No Cure - Missing Doc Not Provided	N/A - Condition Cleared	N/A - Condition Cleared	2	2	2	A	A	RA	A	A	TRID	Missing borrower’s documented Intent to Proceed	The Intent to Proceed by the borrower is missing from the file.		09/23/2016: Received evidence of intent to proceed. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximun DTI of 43%, loan qualified with DTI of 21.68%.; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 770.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 82.70 months reserves.

300211023	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09/22/2016: CDA provided reflecting a value of $2,250,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximun DTI of 43%, loan qualified with DTI of 21.68%.; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 770.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 82.70 months reserves.

300211025	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		09/21/2016: A CDA report reflecting a value $1,600,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
300211025	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Special Information Booklet / Home Loan Toolkit	The Special Information Booklet is missing from the file.		09/23/2016: Received evidence Borrower was provided the Special Information Booklet/Home Loan Toolkit within 3 days of application date. Condition cleared.
300211025	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	Yes	No	No	No	No Cure - Missing Doc Not Provided	No Cure - Missing Doc Not Provided	N/A - Condition Cleared	N/A - Condition Cleared	2	2	2	A	A	RA	A	A	TRID	Missing borrower’s documented Intent to Proceed	The Borrower's Intent to Proceed is missing from the file.		09/23/2016: Received evidence of intent to proceed. Condition cleared.
300211026	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Documentation	The loan file is missing principal and interest documentation for the borrower's primary residence mortgage.		09/29/2016: Received Note for primary residence. Condition cleared.
 CLTV is lower than guideline maximum loan qualified with CLTV of 33.59%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.73%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 760

300211026	Underwriting Complete	Non-QM	Non-QM	Credit	Acknowledged													B	B	CB	B	B	Terms/Guidelines	Ineligible Property Type	Per the lender's overlays, properties with >20 acres are not permitted. The appraisal in file reflects > 20 acres for the subject property.		09/29/2016: Exception approved. Condition cleared.09/29/2016: Pending exception from client	Exception	Aggregator
 CLTV is lower than guideline maximum loan qualified with CLTV of 33.59%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.73%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 760

300211026	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Third Party Fraud Tool (Report)	Loan file is missing third party fraud tool.		09/29/2016 Audit reviewed the third party fraud tool and all red flags are cleared.
 CLTV is lower than guideline maximum loan qualified with CLTV of 33.59%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.73%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 760

300211026	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	The loan file is missing homeowners insurance and taxes for the borrower's primary residence.		09/29/2016: Received evidence of taxes, insurance & HOA for primary residence. Condition cleared.
 CLTV is lower than guideline maximum loan qualified with CLTV of 33.59%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.73%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 760

300211026	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	Non-Material	Yes	No	No	No	No Cure - Missing Doc Not Provided	No Cure - Missing Doc Not Provided	N/A - Condition Cleared	N/A - Condition Cleared	2	2	2	A	A	RA	A	A	TRID	Missing borrower’s documented Intent to Proceed	The file is missing a copy of the borrower’s signed intent to proceed.		09/29/2016: Received evidence of intent to proceed. Condition cleared.
 CLTV is lower than guideline maximum loan qualified with CLTV of 33.59%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.73%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 760

300211026	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09.28.16: A CDA was provided with a value of $1,450,000.00 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
 CLTV is lower than guideline maximum loan qualified with CLTV of 33.59%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.73%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 760

300211027	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	No Cure once CD Issued	TILA 130(b) - within 60 days of discovery	N/A Condition Cleared	N/A Condition Cleared	3	2	2	A	A	RA	A	A	TRID	Loan Estimate document error
LE provided list Additional charges for $4790 on section B, an addendum itemizing these charges were not provided. Additional conditions may apply upon receipt of addendum as there are several fees on section B of the CD that were not disclosed on the LE.
09/30/2016: Lender provided system screenshot showing additional charges for $4,790 which match CD fees. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 785; Years on Job Borrower has 9 years on job

300211027	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	Non-Material	Yes	No	No	No	No Cure - Missing Doc Not Provided	No Cure - Missing Doc Not Provided	N/A - Condition Cleared	N/A - Condition Cleared	2	2	2	A	A	RA	A	A	TRID	Missing borrower’s documented Intent to Proceed	Missing Borrowers' Intent to Proceed.		10/05/2016: Received evidence of intent to proceed. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 785; Years on Job Borrower has 9 years on job

300211027	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		09/29/2016: A CDA was provided with a value of $10,500,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 785; Years on Job Borrower has 9 years on job

300211027	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	Missing evidence of the REO rental property homeowners insurance monthly payment amount and verification that there are no homeowner association dues and required per QM.
10/07/2016:  Received evidence of taxes for rental property.  Insurance calculated at .0035.  Condition cleared.10/05/2016:  Received information for subject property.  Evidence of insurance and HOA for property #2 on final 1003 not provided. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 785; Years on Job Borrower has 9 years on job

300211028	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09/22/2016: CDA provided reflecting a value of $1,535,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.;
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.56%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 751; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 64 months reserves

300211028	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Special Information Booklet / Home Loan Toolkit	The Special Information Booklet is missing from the file		09/23/2016: Received evidence Borrower was provided the Special Information Booklet/Home Loan Toolkit within 3 days of application date. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.56%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 751; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 64 months reserves

300211028	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	Non-Material	Yes	No	No	No	No Cure - Missing Doc Not Provided	No Cure - Missing Doc Not Provided	N/A - Condition Cleared	N/A - Condition Cleared	2	2	2	A	A	RA	A	A	TRID	Missing borrower’s documented Intent to Proceed	The Intent to Proceed is missing from the file.		09/23/2016: Received evidence of intent to proceed. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.56%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 751; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 64 months reserves

300211029	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Income/Employment	Failure to obtain Employment Verification	A verification of self-employment for Borrower 2 and Borrower 3 within 90 days of the note date is required.
10/07/2016:  Lender provide copy of business license. Condition cleared. 10/03/2016:  Audit received and reviewed Internet search of restaurant, cover letter to Balance Sheet and P&L signed by CPA and 2014 business tax return.  None of these items are acceptable to verify self-employment for borrowers #2 & #3.  Please provide business licenses or a letter from the CPA verifying at least 2 years of self-employment.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  18.16%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 743; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 182.1 months reserves

300211029	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Verification of Taxes and Insurance amounts for Rental Property
The loan file does not contain evidence of Borrower 2 and Borrower 3's primary residence reflecting tax and insurance payment of a maximum $1,271.00 with no homeowner association dues required and evidence that the rental property disclosed on the REO section of the loan application is owned free and clear with monthly taxes, insurance and homeowner association dues (if application) of $365.00 per month.
10/04/2016: Received evidence property is free & clear and evidence of taxes for both properties. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  18.16%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 743; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 182.1 months reserves

300211029	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Special Information Booklet / Home Loan Toolkit	Missing the Special Information Booklet / Home Loan Toolkit.		09/29/2016: Evidence Borrower was provided the Special Information Booklet/Home Loan Toolkit within 3 days of application date is in the original loan file. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  18.16%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 743; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 182.1 months reserves

300211029	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	B	B	RB	B	B	TRID	Closing Disclosure document error	The final Closing Disclosure Section H Other does not reflect the Real Estate Broker Commission of $19,800.00 or the Real Estate Broker Commission of $19,800.00 as reflected on the Seller's CD.	The Real Estate Broker Commission is reflected under section N on the 3rd page of the CD, The final funding CD matches the final balances on the settlement statement. No Violation
10/05/2016:  Received post consummation CD correcting Section H fees.  Condition cleared.09/29/2016:   Per regulatory citation 1026.38(g)(4) “Other” : Sellers real estate brokerage fees to be moved from section N of the CD to section H : COSTS DISCLOSED. The costs disclosed under § 1026.38(g)(4) include all real estate brokerage fees, homeowner’s or condominium association charges paid at consummation.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  18.16%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 743; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 182.1 months reserves

300211029	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/28/2016: A CDA report reflecting a value $660,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  18.16%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 743; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 182.1 months reserves

300211034	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		09/28/2016: A CDA report reflecting a value $1,500,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742; Years on Job Borrower has 3.2 years on job

300211034	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	B	B	RB	B	B	TRID	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
Title-Escrow-Disbursement Fee on CD is $100. LE does not list fee for Title-Escrow-Disbursement Fee of $100. This fee is in a 0% tolerance section. Lender tolerance cure of $100 is required.  Post close tolerance cure of $100 is sufficient.
10/4/2016: Post closing CD in file page 16 refunded the borrower $100.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742; Years on Job Borrower has 3.2 years on job

300211034	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Material	Yes	Yes	Yes	Yes	No Cure	TILA 130(b) - within 60 days of discovery	N/A Condition Cleared	N/A Condition Cleared	3	3	2	A	A	RA	A	A	TRID	Information required for CD 'Adjustable Interest Rate (AIR)' table not completed, or completed in error
The Adjustable Interest (AIR) Table on the final Closing Disclosure has the incorrect information for Limits on Interest Rate Changes, Subsequent Changes. The field reflects 7.05% vs. the correct value of 9.95%.

09/29/2016:  Audit reviewed all the Closing Disclosure in the original loan file.    All of the CD's are correct.  Per Compliance, according to the Note, the loan is fixed for 62 months, so the first change would be the 63rd month.  Condition rescinded.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742; Years on Job Borrower has 3.2 years on job

300211034	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	No	No	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	A	B	RA	A	A	TRID	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments $3,925.50 a month vs. the calculated value of $2,893.00 a month. The lender included taxes of $1,532.50 per month vs. the actual amount of $0.
Disagree, see attached last issued CD. The CD reflects the accurate amounts, The taxes CAN'T be zero.
10/05/2016: Lender over disclosed. Finding non material and loan will be rated a B for all agencies. 09/29/2016:  Property is a Cooperative, there are no monthly taxes.  The monthly maintenance is $2363.  The CD should show estimated taxes, insurance & assessments as $2363, not $3925.50.  Also, the property tax box should not be checked.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742; Years on Job Borrower has 3.2 years on job

300211034	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	Yes	No	No	No	No Cure - Missing Doc Not Provided	No Cure - Missing Doc Not Provided	N/A - Condition Cleared	N/A - Condition Cleared	2	2	2	A	A	RA	A	A	TRID	Missing borrower’s documented Intent to Proceed	Missing borrower's documented Intent to Proceed.		09/29/2016: Received evidence of intent to proceed. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742; Years on Job Borrower has 3.2 years on job

300211034	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Legal Documents	Failure to obtain Documentation	Missing HELOC closure letter.
Attached please find confirmation that the 2nd mortgage was closed out with proceeds of the subject refinance: 1) UCC3 Termination notice that was recorded terminating the UCC1 lien that was filed (debtor was our borrower  note that page six of the credit report in file indicates that prior to XXXX our borrower name was under another surname) 2) Documentation from our file showing the  loan that was paid off: the  XXXX credit report showing the loan from XXXX; the bank closing attorney's reconciliation statement showing the payoff figure of $XXXXX; payoff figure letter  showing the $ XXXXX payoff figure good thru loan closing.
09/30/2016: Lender provided evidence HELOC information is closed. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742; Years on Job Borrower has 3.2 years on job

300211035	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/28/2016: A CDA report reflecting a value $686,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
300211036	Underwriting Complete	Non-QM	Non-QM	Property	Cleared		#N/A											A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09/29/2016: A CDA was provided with a value of $2,200,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300211036	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	No Cure	No Cure	N/A Condition Cleared	N/A Condition Cleared	3	3	3	B	B	RB	B	B	TRID	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Evidence of borrower's receipt of initial CD 3 days prior to consummation was not provided.
10/5/2016: A copy of the initial CD was provided. Loan will be rated a B. 09/30/2016:  Received evidence the borrower received a Closing Disclosure prior to closing.  However, a copy of the CD was not provided.  Condition remains.

300211036	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	B	B	RB	B	B	TRID	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE does not reflects a Title-Escrow Messenger/Overnight fee with no resulting CoC for any subsequent disclosures. The final reflects a Title-Escrow Messenger/Overnight fee of $75 resulting in a $75 refund due for cure.
09/30/2016: Received post closing CD with the $75.00 fee removed. Condition cleared.
300211036	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	Non-Material	Yes	No	No	No	No Cure - Missing Doc Not Provided	No Cure - Missing Doc Not Provided	N/A - Condition Cleared	N/A - Condition Cleared	2	2	2	A	A	RA	A	A	TRID	Missing borrower’s documented Intent to Proceed	Intent to proceed letter located in file however it's not acknowledged.		09/30/2016: Received evidence of intent to proceed. Condition cleared.
300211037	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared		#N/A											A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		09/27/2016: A CDA report reflecting a value $1,700,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
300211038	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared		#N/A											A	A	RA	A	A	RESPA	Missing Special Information Booklet / Home Loan Toolkit	Missing Special Information Booklet.		09/29/2016: Received evidence Borrower was provided the Special Information Booklet/Home Loan Toolkit within 3 days of application date. Condition cleared.
 FICO is higher than guideline minimum UW guides required FICO of 680, loan qualified with FICO 717.; Reserves are higher than guideline minimum UW guides required 6 months reserves, loan qualified with 164.90 months reserves.; Years in Field 15 years in field.

300211038	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	Non-Material	Yes	No	No	No	No Cure - Missing Doc Not Provided	No Cure - Missing Doc Not Provided	N/A - Condition Cleared	N/A - Condition Cleared	2	2	2	A	A	RA	A	A	TRID	Missing borrower’s documented Intent to Proceed	Missing Intent to Proceed.		09/29/2016: Received evidence of intent to proceed. Condition cleared.
 FICO is higher than guideline minimum UW guides required FICO of 680, loan qualified with FICO 717.; Reserves are higher than guideline minimum UW guides required 6 months reserves, loan qualified with 164.90 months reserves.; Years in Field 15 years in field.

300211038	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	Non-Material	No	No	No	No	No Cure - Missing Doc Not Provided	N/A Outside of Scope	N/A Condition Cleared	N/A	2	2	2	A	A	RA	A	A	TRID	Missing seller’s Closing Disclosure	A seller's closing disclosure was not provided.		09/29/2016: Certified CD contains Seller information. Condition cleared.
 FICO is higher than guideline minimum UW guides required FICO of 680, loan qualified with FICO 717.; Reserves are higher than guideline minimum UW guides required 6 months reserves, loan qualified with 164.90 months reserves.; Years in Field 15 years in field.

300211038	Underwriting Complete	Non-QM	Non-QM	Credit	Acknowledged		#N/A											B	B	CB	B	B	Terms/Guidelines	Failure to obtain Verification of Mortgage	The Verification of Mortgage is missing from the file.
10/06/2016:  Client acknowledges 19 months of mortgage history showing on the credit report having 0x30. Loan will be rated a B for all agencies. 10/05/2016:  Received corrected application.  Explanation letter not provided.  Condition remains.09/30/2016:  Client reviewed exception request & is requesting a revised 1003 correcting time at current address to 19 months, adding previous address per handwritten 1003 and letter of explanation.09/29/2016:  Received 19 month payment history.  Client overlay requires 0x24x30.  Requested Client exception.
																												Exception	Originator
 FICO is higher than guideline minimum UW guides required FICO of 680, loan qualified with FICO 717.; Reserves are higher than guideline minimum UW guides required 6 months reserves, loan qualified with 164.90 months reserves.; Years in Field 15 years in field.

300211038	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared		#N/A											A	A	CA	A	A	Legal Documents	Missing Third Party Fraud Tool (Report)	Missing Fraud Tool Report.		09/29/2016 Audit reviewed the third party fraud tool and all red flags are cleared.
 FICO is higher than guideline minimum UW guides required FICO of 680, loan qualified with FICO 717.; Reserves are higher than guideline minimum UW guides required 6 months reserves, loan qualified with 164.90 months reserves.; Years in Field 15 years in field.

300211038	Underwriting Complete	Non-QM	Non-QM	Property	Cleared		#N/A											A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in the file.		09/28/2016: A CDA report reflecting a value $610,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
 FICO is higher than guideline minimum UW guides required FICO of 680, loan qualified with FICO 717.; Reserves are higher than guideline minimum UW guides required 6 months reserves, loan qualified with 164.90 months reserves.; Years in Field 15 years in field.

300211039	Underwriting Complete	Non-QM	Non-QM	Property	Cleared		#N/A											A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report is missing from the file.		09/21/2016: A CDA report reflecting a value $1,125,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
300211039	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	Non-Material	Yes	No	No	No	No Cure - Missing Doc Not Provided	No Cure - Missing Doc Not Provided	N/A - Condition Cleared	N/A - Condition Cleared	2	2	2	A	A	RA	A	A	TRID	Missing borrower’s documented Intent to Proceed	The Intent to Proceed is missing from the file.		09/23/2016: Received evidence of intent to proceed. Condition cleared.
300211040	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared		#N/A											A	A	RA	A	A	General Compliance	Flood Notice is not signed by all applicants.	The Flood Notice is missing signature.		09/29/2016: Received executed flood notice. Condition cleared.			FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 789.; Years in Primary Residence 8 years in primary residence.; Years on Job 12 years on job.
300211040	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared		#N/A											A	A	CA	A	A	Terms/Guidelines	Failure to obtain Credit Report	Credit report not provided in the file.		09/29/2016: Received acceptable credit report. Condition cleared.			FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 789.; Years in Primary Residence 8 years in primary residence.; Years on Job 12 years on job.
300211040	Underwriting Complete	Non-QM	Non-QM	Credit	Acknowledged		#N/A											B	B	CB	B	B	Income/Employment	Failure to obtain Income Documentation	Missing all income documentation verify income used to qualify.
10/07/2016: 10/5 Lender is not able to provide the 2013 & 2014 K-1’s from Schedule E Part II, however it should be noted that the income from the 2013 & 2014 Sch. E Part II of tax returns was positive income for both years and was not used in the qualifying income (See attached tax returns & income analysis). This loan was qualified using the borrower’s base pay & bonus income only. Lender request client render a decision based on the following compensating factors: 59.05% LTV/65% CLTV, borrower has an excellent credit profile with a 789 credit score, 8 yrs. residence, stable employment of 12 yrs., DTI’s of 20/21% (without using Sch. E part II positive income in 2013 & 2014), and PLL of $2.4MM.

10/07/2016: Audit acknowledges the Lender Rebuttal, as well as the documentation provided, and has determined that the Schedule E Part II income is positive and was not used in qualifying. Loan will be rated a B.  09/29/2016:  Received 2013 & 2014 personal tax returns, WVOE and paystub.  Missing the following 2013 & 2014 K-1's from 2014 Schedule E Part II Statement 26:  business #7, #12, #13 & #14.  If ownership is 25% or more, business tax returns will also be required.
																												Exception	Originator	FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 789.; Years in Primary Residence 8 years in primary residence.; Years on Job 12 years on job.
300211040	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared		#N/A											B	B	CB	B	B	Income/Employment	Failure to obtain Employment Verification	Verification of employment not provided in the file.
09/29/2016: TPR received confirmation that lender agrees with Non QM/Compliant designation and loan-level tape correctly identifies said loan designation. All income docs provided in accordance to the lender's guides with a paystub within 90 days of the Note date. Condition cleared.
FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 789.; Years in Primary Residence 8 years in primary residence.; Years on Job 12 years on job.
300211040	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared		#N/A											A	A	CA	A	A	Terms/Guidelines	Failure to obtain Condo Questionnaire	Condo Questionnaire not provided in the file.		09/29/2016: Received satisfactory Condo questionnaire. Condition cleared.			FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 789.; Years in Primary Residence 8 years in primary residence.; Years on Job 12 years on job.
300211040	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared		#N/A											A	A	CA	A	A	Terms/Guidelines	Missing asset documentation	Missing asset verification for funds to close of $XXXXX and six months reserves.		09/29/2016: Received asset documentation reflecting sufficient cash to close and reserves. Condition cleared.			FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 789.; Years in Primary Residence 8 years in primary residence.; Years on Job 12 years on job.
300211040	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared		#N/A											A	A	CA	A	A	Legal Documents	Missing Third Party Fraud Tool (Report)	Third Party Fraud Tool not provided in the file.		09/29/2016 Audit reviewed the third party fraud tool and all red flags are cleared.			FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 789.; Years in Primary Residence 8 years in primary residence.; Years on Job 12 years on job.
300211040	Underwriting Complete	Non-QM	Non-QM	Property	Cleared		#N/A											A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/28/2016: A CDA report reflecting a value $4,200,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared			FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 789.; Years in Primary Residence 8 years in primary residence.; Years on Job 12 years on job.
300211042	Underwriting Complete	SHQM	SHQM	Property	Cleared		#N/A											A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/28/2/2016: CDA provided reflecting a value of $1,300,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.84%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.70 months reserves

300211042	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	Yes	No	No	No	No Cure - Missing Doc Not Provided	No Cure - Missing Doc Not Provided	N/A - Condition Cleared	N/A - Condition Cleared	2	2	2	A	A	RA	A	A	TRID	Missing borrower’s documented Intent to Proceed	Borrower's documented Intent to Proceed not provided in file.		09/28/2016: Received evidence of intent to proceed. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.84%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.70 months reserves

300211043	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared		#N/A											A	A	RA	A	A	RESPA	Missing Special Information Booklet / Home Loan Toolkit	Missing Special Information Booklet.		09/29/2016: Evidence Borrower was provided the Special Information Booklet/Home Loan Toolkit within 3 days of application date is in the original loan file. Condition approved.
 DTI is lower than guideline maximum 23.26% DTI < 43% DTI Threshold; FICO is higher than guideline minimum 741 FICO > 680 FICO Minimum; Reserves are higher than guideline minimum 35  months Reserves > 6 month Minimum

300211043	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	Non-Material	Yes	No	No	No	No Cure - Missing Doc Not Provided	No Cure - Missing Doc Not Provided	N/A - Condition Cleared	N/A - Condition Cleared	2	2	2	A	A	RA	A	A	TRID	Missing borrower’s documented Intent to Proceed	Missing intent to proceed.		09/29/2016: Received evidence of intent to proceed. Condition cleared.
 DTI is lower than guideline maximum 23.26% DTI < 43% DTI Threshold; FICO is higher than guideline minimum 741 FICO > 680 FICO Minimum; Reserves are higher than guideline minimum 35  months Reserves > 6 month Minimum

300211043	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared		#N/A											B	B	CB	B	B	Income/Employment	Failure to obtain Employment Verification	Paystub within 90 days of the note date or verification of employment within 90 days of the note date.
09/30/2016: TPR received confirmation that lender agrees with Non QM/Compliant designation and loan-level tape correctly identifies said loan designation. All income docs provided in accordance to the lender's guides with a paystub within 90 days of the Note date. Condition cleared.

 DTI is lower than guideline maximum 23.26% DTI < 43% DTI Threshold; FICO is higher than guideline minimum 741 FICO > 680 FICO Minimum; Reserves are higher than guideline minimum 35  months Reserves > 6 month Minimum

300211043	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared		#N/A											A	A	CA	A	A	Terms/Guidelines	Borrower credit report dated greater than 120 days from Note date	Missing updated credit report. Credit report in file is > 120 days from application.		09/29/2016: Received credit report. Condition cleared.
 DTI is lower than guideline maximum 23.26% DTI < 43% DTI Threshold; FICO is higher than guideline minimum 741 FICO > 680 FICO Minimum; Reserves are higher than guideline minimum 35  months Reserves > 6 month Minimum

300211043	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared		#N/A											A	A	CA	A	A	Legal Documents	Missing Third Party Fraud Tool (Report)	Missing third party fraud tool		09/29/2016 Audit reviewed the third party fraud tool and all red flags are cleared
 DTI is lower than guideline maximum 23.26% DTI < 43% DTI Threshold; FICO is higher than guideline minimum 741 FICO > 680 FICO Minimum; Reserves are higher than guideline minimum 35  months Reserves > 6 month Minimum

300211043	Underwriting Complete	Non-QM	Non-QM	Property	Cleared		#N/A											A	A	VA	A	A	Value	570 - Review Appraisal Missing	Missing CDA Report		09/28/2016: A CDA report reflecting a value $1,525,000 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
 DTI is lower than guideline maximum 23.26% DTI < 43% DTI Threshold; FICO is higher than guideline minimum 741 FICO > 680 FICO Minimum; Reserves are higher than guideline minimum 35  months Reserves > 6 month Minimum

300211044	Underwriting Complete	Non-QM	Non-QM	Property	Cleared		#N/A											A	A	VA	A	A	FEMA	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		09/28/2016: Received post disaster inspection reflecting no damage. Condition cleared.
300211044	Underwriting Complete	Non-QM	Non-QM	Property	Cleared		#N/A											A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09/28/2016: A CDA report reflecting a value $3,150,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
300211044	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	Non-Material	Yes	No	No	No	No Cure - Missing Doc Not Provided	No Cure - Missing Doc Not Provided	N/A - Condition Cleared	N/A - Condition Cleared	2	2	2	A	A	RA	A	A	TRID	Missing borrower’s documented Intent to Proceed	The Borrower's Intent to Proceed documentation is not provided in the loan file.		10/03/2016: Received evidence of intent to proceed. Condition cleared.
300211046	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	No Cure	No Cure	N/A Condition Cleared	N/A Condition Cleared	3	3	3	A	A	RA	A	A	TRID	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated \ the date of consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
																										Disagree, se attached CD and eConsent screenshot from the Origination System	09/28/2016: Received initial CD dated 12/11/2015. Timing requirement met. Condition cleared.
300211046	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	B	B	RB	B	B	TRID	Closing Disclosure document error	There is no payee provided for the HOA Questionnaire Fee on the Closing Disclosure in Section B.	HOA Questionnaire is paid to the lender therefore such as the Fees in Section A the Payee is not required to be listed for those fees.
10/03/2016:  Received post consummation CD adding payee to Section B.  Condition cleared.09/28/2016:  Fees paid to the Lender in Section A do not require the name of the payee.  Section B fees require the name of all payees.  Condition remains.

300211046	Underwriting Complete	SHQM	SHQM	Property	Cleared		#N/A											A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/26/2016: A CDA report reflecting a value $1,350,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
300211047	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	10/21/2016: CDA
10/25/2016: A CDA report reflecting a value $975,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.10/21/2016:  Received Collateral DNA.  A CDA report not provided.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 12.19%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781; Years Self Employed Borrower has 10 years Self Employed

300211047	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Legal Documents	Failure to obtain 2nd lien note	File is missing a copy of the 2nd Lien Note.	10/25/2016: Please see attached
10/25/2016: Audit reviewed true certified copy of the 2nd lien Mortgage which includes Equity Line Rider with all terms associated with the loan. Documentation submitted is deemed acceptable. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 12.19%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781; Years Self Employed Borrower has 10 years Self Employed

300211047	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	19(f)	N/A	3	2	2	B	B	RB	B	B	TRID	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C	Origination Charges on Section A on CD exceeds LE Fee by $5.00.		10/20/2016: Lender credit on final CD is sufficient. Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 12.19%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781; Years Self Employed Borrower has 10 years Self Employed

300211047	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	No Cure	TILA 130(b) - within 60 days of discovery	N/A - Condition Cleared	N/A - Condition Cleared	3	3	2	A	A	RA	A	A	TRID	APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR > 0.125 variance – Under disclosed)
Missing evidence of APR re-disclosure. The final Closing Disclosure reflects an APR of 2.568%. The re-disclosed Loan Estimate reflects an APR of 2.409%, which is a difference of 0.160% and exceeds allowable tolerance of 0.125%

11/10/2016: Disagree, the initial CD has APR of 2.487% and the final CD has an APR of 2.568% which is a different of 0.081 less than 0.125 tolerance threshold. The LE is irrelevant when determining APR tolerances as the initial CD determines the APR for tolerance issues. The APR is not a valid COC for LE. No Violation. Se attached initial CD showing the APR of 2.487%
11/10/2016: An initial CD dated 12/17/2016 with an APR of 2.487% was provided. APR is within tolerance. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 12.19%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781; Years Self Employed Borrower has 10 years Self Employed

300211050	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared		#N/A											A	A	CA	A	A	Income/Employment	Failure to obtain Income Documentation	Missing Borrower's 2014 W2 and 2014 complete executed personal tax return with all schedules.		09/30/2016: Received Borrower's 2014 signed tax return & 2014 W-2. Condition cleared.
 FICO is higher than guideline minimum 795 versus 680 minimum.; No Rental Lates Over 99 months of no mortgage lates; Reserves are higher than guideline minimum 240 months reserves versus 6 months reserves required.

300211050	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared		#N/A											A	A	CA	A	A	Income/Employment	Failure to obtain Employment Verification	Missing verification of employment for both borrowers or paystubs within 90 days of the note date. Pay stubs in file are either > 90 days or post-loan consummation.
10/03/2016:  Lender documented a full 2 years of income in the loan file to support the Co-borrower’s self-employment.  Condition cleared. 09/30/2016:  Received paystub for Borrower within 90 days of note date.  Co-borrower's paystub is 98 days from note date.  Condition remains

 FICO is higher than guideline minimum 795 versus 680 minimum.; No Rental Lates Over 99 months of no mortgage lates; Reserves are higher than guideline minimum 240 months reserves versus 6 months reserves required.

300211050	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared		#N/A											A	A	CA	A	A	Terms/Guidelines	Borrower credit report dated greater than 120 days from Note date	Borrower's credit report is > 120 days from the Note date.		09/30/2016: Received recent credit reports for each borrower. Condition cleared.
 FICO is higher than guideline minimum 795 versus 680 minimum.; No Rental Lates Over 99 months of no mortgage lates; Reserves are higher than guideline minimum 240 months reserves versus 6 months reserves required.

300211050	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared		#N/A											A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided		09/28/2016: A CDA report reflecting a value $780,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
 FICO is higher than guideline minimum 795 versus 680 minimum.; No Rental Lates Over 99 months of no mortgage lates; Reserves are higher than guideline minimum 240 months reserves versus 6 months reserves required.

300211051	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared		#N/A											A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09/22/2016: CDA provided reflecting a value of $1,625,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum The CLTV is 43.08%.; Reserves are higher than guideline minimum The Borrower has 14.6 months verified Reserves.; Years Self Employed The Borrower has been self employed for 24 years.

300211051	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared		#N/A											A	A	CA	A	A	Terms/Guidelines	Failure to obtain Credit Report	Credit report in file is dated < 120 days from the note date.		09/23/2016: Received current acceptable credit report. Condition cleared.
 CLTV is lower than guideline maximum The CLTV is 43.08%.; Reserves are higher than guideline minimum The Borrower has 14.6 months verified Reserves.; Years Self Employed The Borrower has been self employed for 24 years.

300211052	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	Yes	No	No	No	No Cure - Missing Doc Not Provided	No Cure - Missing Doc Not Provided	N/A - Condition Cleared	N/A - Condition Cleared	2	2	2	A	A	RA	A	A	TRID	Missing borrower’s documented Intent to Proceed	The borrower's Intent to proceed is missing from the file.		09/29/2016: Received evidence of intent to proceed. Condition cleared.
300211052	Underwriting Complete	SHQM	SHQM	Property	Cleared		#N/A											A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.		09/28/2016: A CDA report reflecting a value $3,675,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
300211053	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		10.24.16 A CDA was provided with a value of $2,900,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300211054	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/22/2016: CDA provided reflecting a value of $1,760,000 which is a 1.7% variance. Variance within acceptable tolerance. Condition Cleared.
300211054	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Income/Employment	Failure to obtain Employment Verification	A verification of employment or paystub within 90 days of the note date was not provided.
09/29/2016: Four years income documentation provided in accordance with lender guidelines supports stable employment history. Condition cleared. 09/27/2016:  Received VVOE.  Since file is missing a pay stub within 90 days of the note date condition remains.

300211055	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09/28/2016: A CDA report reflecting a value $1,125,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
300211059	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/26/2016: A CDA report reflecting a value $570,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
300211059	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	Federal Consumer Protection	Flood Insurance required to be escrowed post 1/1/2016	Property is located in a flood zone and flood insurance is not escrowed. Missing letter to the borrower giving them the option to escrow.		09/28/2016: Received evidence borrowers received notice of option to escrow flood insurance. Condition cleared.
300211061	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.
09/30/2/2016: CDA provided reflecting a value of $1,113,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.09/29/2016:  Legal description on CDA says see attached, however, nothing is attached.09/28/2016:  Received CDA, however, it is missing the unit number.  Condition remains.

300211063	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	The CDA is not provided in file.		09/28/2016: A CDA report reflecting a value $3,625,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
300211064	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.
11/03/2016: CDA provided reflecting a value of $1,090,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.10/27/2016: CDA provided is not on the subject address.  CDA reflecting correct address was not provided. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 31.35.%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 752.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 49.80  months reserves

300211065	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		10.27.16 A CDA was provided with a value of $1,253,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300211066	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09/28/2/2016: CDA provided reflecting a value of $1,635,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.			FICO is higher than guideline minimum 794 FICO > 680 FICO minimum; No Mortgage Lates 0x30 Mortgages- 99 months
300211066	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Income/Employment	Failure to obtain Income Documentation
Missing 2013 and 2012 Business Tax Returns. The file contains an IRS extension request for the Corporate 2014 Tax Return filing for the Pay stub/W-2 name in question. The form states the business has been incorporated since XX/XX/XXXX. The 1003 has no reference to any Self-employment. The only reference to the name in question on the personal Tax Returns is the W-2’s (pages 752 & 778) .
																											09/28/2016: Borrower's have no ownership in business. It is owned by family. Condition cleared.			FICO is higher than guideline minimum 794 FICO > 680 FICO minimum; No Mortgage Lates 0x30 Mortgages- 99 months
300211066	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Documentation
All Pay stubs and W-2’s for both Borrowers reflect a different Employer name than the name appearing on the Final 1003. The Loan approval also fails to reference the Pay stub/W-2 name variance, nor does the file contain any clarifying information. The business address and CPA are the same for both companies.

09/28/2016:  Received evidence business names are A/K/A.  TPR received confirmation that lender agrees with Non QM/Compliant designation and loan-level tape correctly identifies said loan designation. All income docs provided in accordance to the lender's guides with a paystub within 90 days of the Note date. Condition cleared.
FICO is higher than guideline minimum 794 FICO > 680 FICO minimum; No Mortgage Lates 0x30 Mortgages- 99 months
300211066	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared													A	A	RA	A	A	Federal Consumer Protection	Originator Name and/or Identifier Number on application does not match NMLS result	The Originator's name does not appear on the NMLS		09/28/2016: Audit found originator name & NMLS number to be a match. Condition cleared.			FICO is higher than guideline minimum 794 FICO > 680 FICO minimum; No Mortgage Lates 0x30 Mortgages- 99 months
300211067	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA is missing from the file.		10.27.16 A CDA was provided with a value of $2,050,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
 Current Mortgage Payment is lower than previous payment Refinance reduces rate from 3.8% to 2.75%; LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with LTV/CLTV of 48.78%; Years on Job 20 years in same line of work

300211067	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Income/Employment	Failure to obtain Income Documentation	Missing copy of 2014 W-2.		10/27/2016: 2014 W2 for the borrower was provided. Condition cleared.
 Current Mortgage Payment is lower than previous payment Refinance reduces rate from 3.8% to 2.75%; LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with LTV/CLTV of 48.78%; Years on Job 20 years in same line of work

300211067	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													B	B	CB	B	B	Terms/Guidelines	Missing asset documentation	Missing assets documentation dated within 90 days of the note date. Asset documents in file are over 120 days old		10/27/2016: Assets provided at origination are aged > 12 months, however, post close asset documentation confirm a consistent balance which are sufficient for reserves. Loan will be rated a B.
 Current Mortgage Payment is lower than previous payment Refinance reduces rate from 3.8% to 2.75%; LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with LTV/CLTV of 48.78%; Years on Job 20 years in same line of work

300211067	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	CO-Borrower credit report dated greater than 120 days from Note date	CoBorrower credit report in file is dated 08/14/2014 which is over 120 days from the Note date.		10/27/2016: Credit report dated with 120 days of the note date provided is deemed acceptable. Condition cleared.
 Current Mortgage Payment is lower than previous payment Refinance reduces rate from 3.8% to 2.75%; LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with LTV/CLTV of 48.78%; Years on Job 20 years in same line of work

300211067	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Borrower credit report dated greater than 120 days from Note date	Borrower credit report in file is dated 08/14/2014 which is over 120 days from the Note date.		10/27/2016: Credit report dated with 120 days of the note date provided is deemed acceptable. Condition cleared.
 Current Mortgage Payment is lower than previous payment Refinance reduces rate from 3.8% to 2.75%; LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with LTV/CLTV of 48.78%; Years on Job 20 years in same line of work

300211068	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/28/2/2016: CDA provided reflecting a value of $800,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300211069	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/28/2016: A CDA report reflecting a value $2,750,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
300211070	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		10.27.16 A CDA was provided with a value of $810,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300211072	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	The CDA not provided		09/27/2016: A CDA report reflecting a value $1,325,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared			Disposable Income is higher than guideline minimum $36,960.95 > $00.00; Reserves are higher than guideline minimum 455.10> 6.00; Years in Field 22 years borrower
300211073	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													A	A	RA	A	A	TILA	Finance Charge Under Disclosed	Finance Charge is under disclosed by $354.53. Unable to determine source of under disclosure.		11/10/2016: A re-review of finance charges indicate finance charge is within tolerance. Condition rescinded.			LTV is lower than guideline maximum LTV is 37.50%; Years in Field Borrower has 30 years in field. ; Years on Job Borrower has 10 years on the job.
300211073	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		10.27.16 A CDA was provided with a value of $2,400,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.			LTV is lower than guideline maximum LTV is 37.50%; Years in Field Borrower has 30 years in field. ; Years on Job Borrower has 10 years on the job.
300211074	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		10.27.16 A CDA was provided with a value of $1,000,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with FICO of 16.06; FICO is higher than guideline minimum UW Guides require FICO of 789, loan qualified with FICO of 680; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 93.40 months reserves

300211074	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Documentation
Business tax returns indicate sufficient percentage of ownership to confirm the borrower is considered self-employed however call history VVOE indicates < 25% ownership however missing evidence to confirm amount of ownership.  Final application in file indicates self-employed.  Additional conditions may apply if borrower is self-employed.

Interviewer error, borrower owns XX% of company. When the borrower became a client in 2012 he owned >XX% of company. He subsequently sold off pieces to investors. When he came in to refinance this year, the relationship manager checked “self-employed”, based on past status. Subsequently, the VOE came back that he only owns XX%. This is an “interviewer error” and marking file, not self-employed, given we have documentation in file that he owns XX%.
11/02/2016: Evidence ownership is < 25% provided. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with FICO of 16.06; FICO is higher than guideline minimum UW Guides require FICO of 789, loan qualified with FICO of 680; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 93.40 months reserves

300211075	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing asset documentation
Missing asset documentation dated within 90 days of Note date.  $XXXXX verified in file but $XXXXX total required ($XXXXX required to close and 6 months reserves of $XXXXX).  Please provide July statements for IRA and qualified investment as listed on 1003.
10/05/2016: Received additional asset statement dated within 90 days of note date. Borrower has 407 months reserves. Condition cleared.
 CLTV is lower than guideline maximum Loan qualified with CLTV of 45.83%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 790; Years in Primary Residence Borrower has resided in subject for 5 years

300211075	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided file.	10/07/2016: CDA
11/04/2016: Review appraisal provided reflecting a value of $1,200,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.10/07/2016: A CDA report reflecting  a value of $925,000 which is a -22.9% variance was provided. Variance outside of acceptable tolerance. Acknowledged based on recalculated LTV of 53.24%. Loan will be graded a C.

 CLTV is lower than guideline maximum Loan qualified with CLTV of 45.83%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 790; Years in Primary Residence Borrower has resided in subject for 5 years

300211075	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	Appraised value not supported
10/07/2016: A CDA report reflecting  a value of $925,000 which is a -22.9% variance was provided. Variance outside of acceptable tolerance. Acknowledged that tolerance is outside guidelines. Loan will be graded a C.

11/04/2016: Review appraisal provided reflecting a value of $1,200,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.10/07/2016: Client acknowledges loans will be rated a C.

 CLTV is lower than guideline maximum Loan qualified with CLTV of 45.83%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 790; Years in Primary Residence Borrower has resided in subject for 5 years

300211076	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		10.25.16 A CDA was provided with a value of $900,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300211077	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided		09/28/2/2016: CDA provided reflecting a value of $915,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum The Borrower's DTI is 21.16%.; Reserves are higher than guideline minimum 61.90 months verified reserves > 6 months min.; Years in Field The Borrower has been in his field for 24 years.

300211077	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Legal Documents	Failure to Obtain Second Lien Note	The file does not contain the 2nd lien Note.		09/28/2016: Received second lien note. Condition cleared.
 DTI is lower than guideline maximum The Borrower's DTI is 21.16%.; Reserves are higher than guideline minimum 61.90 months verified reserves > 6 months min.; Years in Field The Borrower has been in his field for 24 years.

300211078	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Insufficient Reserves	Insufficient reserves, only 4.20 months verified.		10/26/2016: Bank statement provided to indicate EMD deposit was cleared prior to loan closing, assets are sufficient for required reserves of 6 months. Condition cleared.			DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.04%; Years on Job Borrower has 5 years on job
300211078	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	CO-Borrower credit report dated greater than 120 days from Note date	Missing credit report. The file contains a credit report dated 02/09/2015 and the Note is dated XX/XX/XXXX.		10/26/2016: Credit report within 120 days of the note date provided is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.04%; Years on Job Borrower has 5 years on job
300211078	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Borrower credit report dated greater than 120 days from Note date	Missing credit report. The file contains a credit report dated 02/09/2015 and the Note is dated XX/XX/XXXX.		10/26/2016: Credit report within 120 days of the note date provided is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.04%; Years on Job Borrower has 5 years on job
300211078	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Third Party Fraud Tool (Report)	Missing third party fraud tool / Fraud Report		10/26/2016: Updated credit report with fraud report was provided. Condition cleared.			DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.04%; Years on Job Borrower has 5 years on job
300211078	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		10/27/2016: CDA provided reflecting a value of $1,200,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.04%; Years on Job Borrower has 5 years on job
300211080	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09/28/2/2016: CDA provided reflecting a value of $2,205,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300211082	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report is missing from the loan file.		10.27.16 A CDA was provided with a value of $4,1000,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300211083	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing appraisal	The loan file is missing the appraisal.		10/03/2016: Received acceptable appraisal. Condition cleared.			DTI is lower than guideline maximum 31.95% DTI < 43% maximum; FICO is higher than guideline minimum 755 FICO > 680 minimum; No Mortgage Lates 0X30 31 month mortgage history
300211083	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Documentation	Missing evidence of principle and interest payment for the property listed on the REO section of the 1003.		09/2/2016: Mortgage payment for departing residence is on the credit report. Condition cleared.			DTI is lower than guideline maximum 31.95% DTI < 43% maximum; FICO is higher than guideline minimum 755 FICO > 680 minimum; No Mortgage Lates 0X30 31 month mortgage history
300211083	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Failure to Obtain Hazard Insurance	Missing hazard insurance for property listed on the REO section of the 1003.		09/28/2016: Premium used by Lender in qualifying is greater than industry standard. Condition cleared.			DTI is lower than guideline maximum 31.95% DTI < 43% maximum; FICO is higher than guideline minimum 755 FICO > 680 minimum; No Mortgage Lates 0X30 31 month mortgage history
300211083	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	10/07/2016: CDA	10/07/2016: A CDA report reflecting a value $1,525,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum 31.95% DTI < 43% maximum; FICO is higher than guideline minimum 755 FICO > 680 minimum; No Mortgage Lates 0X30 31 month mortgage history
300211085	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/26/2016: A CDA report reflecting a value $590,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
 CLTV is lower than guideline maximum Loan qualified with CLTV of 64.41%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.33%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 916.80 months reserves

300211085	Underwriting Complete	Non-QM	Non-QM	Credit	Acknowledged													B	B	CB	B	B	Terms/Guidelines	Appraisal in file is dated greater than 120 days from closing	Appraisal in file is > 120 days from note date.
Lender policy explicitly allows for appraisals up to 360 days old dependent upon there being no significant deterioration in market conditions. Appraisal in question was approximately 165 days old, original LTV was 64% and market has not deteriorated. There is no exception to Lender policy please refer to Client for decision.

10/06/2016: Client acknowledged aged appraisal. Loan will be rated a B for all agencies. 10/04/2016:  Client has reviewed exception and has requested a re-certification of value10/04/2016:  Pending exception from client
																												Exception	Originator
 CLTV is lower than guideline maximum Loan qualified with CLTV of 64.41%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.33%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 916.80 months reserves

300211088	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Legal Documents	Failure to Obtain Second Lien Note	A copy of the 2nd lien note was not provided.		10/26/2016: A copy of the HELOC agreement provided are deemed acceptable. Condition cleared.			DTI is lower than guideline maximum 36.68% < 45.00%; LTV is lower than guideline maximum 35.71% < 69.64%; Reserves are higher than guideline minimum 81.00 > 6.00mos
300211088	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	The CDA is missing from file.		10/26/2016: CDA provided reflecting reconciled value of $2,800,000 at 0% variance is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum 36.68% < 45.00%; LTV is lower than guideline maximum 35.71% < 69.64%; Reserves are higher than guideline minimum 81.00 > 6.00mos
300211089	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/28/2/2016: CDA provided reflecting a value of $1,465,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300211090	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.
10.25.16 A CDA was provided with a value of $539,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared. 10/21/2016:  Received Collateral DNA.  A CDA report not provided.  Condition remains.

300211091	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.
09/28/2016:  The CDA provided is missing the unit number.  Condition remains09/28/2016: A CDA report reflecting a value $700,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Legal Description matches Appraisal. Condition Cleared

300211092	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		10/27/2016: CDA provided reflecting a value of $4,500,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300211093	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided		09/28/2/2016: CDA provided reflecting a value of $870,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300211093	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	TILA	Finance Charge Under Disclosed	Finance charge under disclosed by $250.54. File is missing the TIL itemization to determine the cause of the under disclosure.		09/28/2016: Audit recalculated finance charges removing buyer's attorney fee. No discrepancy. Condition cleared.
300211094	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/28/2/2016: CDA provided reflecting a value of $1,215,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300211095	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09/28/2016: A CDA report reflecting a value $1,350,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
300211096	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	CDA Report was not provided		10/21/2016: CDA provided reflecting a value of $1,400,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 256.60 months reserves; Years on Job Borrower has 15 years on job

300211096	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Acknowledged													B	B	CB	B	B	DTI	DTI Exceeds Guidelines	43.79% > 43% max DTI as the tax and insurance for property owned free and clear was not included. Although it is indicated rental income is received, evidence of the income was not provided.
10/25/2016: This loan closed as a non-QM loan on XX/XX/XXXX. Per the auditor’s findings, “DTI Exceeds Guidelines: 43.79% > 43% max DTI as the tax and insurance for property owned free and clear was not included. Although it is indicated rental income is received, evidence of the income was not provided.” The DTI of 43.79% is still < 45% which is sufficient to meet the Ability to Repay criteria. Lender requests Investor render a decision based on the fact that DTI is < 45% and the compensating factors of this loan; 67.86% LTV, borrowers have excellent credit profiles with 795/777 credit scores, borrower has stable employment of 15 yrs., and PLL in the amount of $2.1MM. Additionally, the borrower has $1.7MM in retirement that’s not included in the PLL.
																											10/26/2016: Audit acknowledges that the DTI is outside of guidelines. Loan will be graded a B.10/25/2016: Exception is pending review from client.	Exception	Aggregator
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 256.60 months reserves; Years on Job Borrower has 15 years on job

300211098	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing appraisal	Appraisal report is not in file.		10/04/2016: Received appraisal with incorrect unit # and appraisal with correct unit numbers. Condition cleared.
 Disposable Income is higher than guideline minimum $20,552.68 disposable income available; FICO is higher than guideline minimum 738 fico > 680 fico; Reserves are higher than guideline minimum 84 months > 6 months

300211098	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Legal Documents	Failure to Obtain Second Lien Note	Simultaneous HELOC note is missing in file.		09/29/2016: Received second lien note. Condition cleared.
 Disposable Income is higher than guideline minimum $20,552.68 disposable income available; FICO is higher than guideline minimum 738 fico > 680 fico; Reserves are higher than guideline minimum 84 months > 6 months

300211098	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		10/07/2/2016: CDA provided reflecting a value of $2.525,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 Disposable Income is higher than guideline minimum $20,552.68 disposable income available; FICO is higher than guideline minimum 738 fico > 680 fico; Reserves are higher than guideline minimum 84 months > 6 months

300211098	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	Appraisal not provided	Appraisal report is not in file		10/04/2016: Received appraisal with incorrect unit # and appraisal with correct unit numbers. Condition cleared.
 Disposable Income is higher than guideline minimum $20,552.68 disposable income available; FICO is higher than guideline minimum 738 fico > 680 fico; Reserves are higher than guideline minimum 84 months > 6 months

300211101	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		10/21/2016: CDA provided reflecting a value of $750,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.85%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of  773; Years Self Employed Borrower has 42 years in self employment

300211102	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/28/2/2016: CDA provided reflecting a value of $850,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300211104	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		10.24.16 A CDA was provided with a value of $700,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300211105	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		10/26/2016: CDA provided reflecting reconciled value of $3,750,000 at 0% variance is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 727; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 160.50 months reserves; Years on Job Borrower has 18 years on job

300211105	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Legal Documents	Failure to Obtain Second Lien Note	HELOC agreement is missing.		10/26/2016: A copy of the HELOC agreement provided is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 727; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 160.50 months reserves; Years on Job Borrower has 18 years on job

300211106	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		10.27.16 A CDA was provided with a value of $1,395,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300211107	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		10.27.16 A CDA was provided with a value of $4,500,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300211110	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		10.27.16 A CDA was provided with a value of $950,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300211111	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		09/28/2016: A CDA report reflecting a value $1,035,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
300211112	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/28/2016: A CDA report reflecting a value $1,050,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
 CLTV is lower than guideline maximum Loan qualified with CLTV of 47.62%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 759; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 714.10 months reserves

300211112	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Evidence REO Property is Owned Free and Clear	Missing evidence property listed on co borrowers REO is owned free and clear.		09/30/2016: Received evidence property is free & clear. Condition cleared.
 CLTV is lower than guideline maximum Loan qualified with CLTV of 47.62%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 759; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 714.10 months reserves

300211113	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/28/2016: A CDA report reflecting a value $1,625,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
300211114	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		10.27.16 A CDA was provided with a value of $2,168,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300211115	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09/21/2016: A CDA report reflecting a value $1,775,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
 DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 28.12%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 797; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 734 months reserves

300211115	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Income/Employment	Failure to obtain Employment Verification	A verification of self employment within 90 days of the note date was not provided for both borrowers.
09/27/2016:  Lender documented a full 2 years of income in the loan file supports the borrower’s self-employment.  09/27/2016:  Received CPA letter.  09/23/2016:  Audit reviewed tax return.  2014 Schedule E Part II, Statement 9 reflects 6 partnerships.  Verification of self employment within 90 days of the note date was not provided.  Condition remains.

 DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 28.12%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 797; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 734 months reserves

300211116	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09/28/2016: A CDA report reflecting a value $615,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
300211117	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.		09/26/2016: A CDA report reflecting a value $1,450,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
300211118	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Failure to obtain Credit Report	Missing Credit Report for all borrowers.		11/01/2016: Received credit report for Co-borrowers. Condition cleared.10/26/2016: Received credit report for Borrower. Missing credit reports for both Co-borrowers. Condition remains
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781; Years on Job Borrower has 7 years on job

300211118	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Income/Employment	Failure to obtain Income Documentation	Two years income documentation was not provided for all the borrowers.		10/26/2016: Current paystubs, 2 years W-2's and 2 years tax returns provided for all borrowers. Income is acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781; Years on Job Borrower has 7 years on job

300211118	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Income/Employment	Failure to obtain Employment Verification	Verification of employment within 30 or 90 days of the note date for all borrowers was not provided.
10/26/2016:  TPR received confirmation that lender agrees with NonQM/Compliant designation and loan-level tape correctly identifies said loan designation. All income docs provided in accordance to the lender's guides with a paystub within 90 days of the Note date. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781; Years on Job Borrower has 7 years on job

300211118	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing asset documentation	No verified assets in file.		10/26/2016: Received and reviewed asset documents. Sufficient cash to close & reserves verified. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781; Years on Job Borrower has 7 years on job

300211118	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Third Party Fraud Tool (Report)	Missing Third Party Fraud Tool.
11/01/2016 Audit reviewed the third party fraud tool and all red flags are cleared.10/26/2016:  Condition cleared in error.  Received fraud report for Borrower.  Missing fraud reports for both Co-borrowers.  Condition remains.10/26/2016 Audit reviewed the third party fraud tool and all red flags are cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781; Years on Job Borrower has 7 years on job

300211118	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		10.24.16 A CDA was provided with a value of $2,135,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781; Years on Job Borrower has 7 years on job

300211119	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09/21/2016: A CDA report reflecting a value $1,250,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.05%.; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of  801.; Years on Job Borrower has 6.50 years on job.

300211120	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		10.27.16 A CDA was provided with a value of $1,475,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300211121	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Failure to obtain Credit Report	The credit report in the file is more than 120 days greater than the Note date.		09/23/2016: Received current acceptable credit report. Condition cleared.			CLTV is lower than guideline maximum CLTV of 65; DTI is lower than guideline maximum DTI of 8.95 < 43; Reserves are higher than guideline minimum Reserves of 69.90 > 6
300211121	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		09/19/2016: CDA provided reflecting a value of $3,000,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.;			CLTV is lower than guideline maximum CLTV of 65; DTI is lower than guideline maximum DTI of 8.95 < 43; Reserves are higher than guideline minimum Reserves of 69.90 > 6
300211122	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		09/26/2016: A CDA report reflecting a value $1,600,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
 FICO is higher than guideline minimum FICO is 775, allowable is 680; No Mortgage Lates The borrowers have over 24 months reported on several properties, 0x30; Reserves are higher than guideline minimum Borrowers have verified over $7M in assets.

300211122	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Acknowledged													B	B	CB	B	B	Terms/Guidelines	Hazard Insurance Shortfall	Hazard insurance coverage has insufficient coverage. Hazard insurance has dwelling coverage of $XXXXX and loan amount is $XXXXXX.
Subject property is one of a two unit condo project which is 100% owned by the borrowers. The subject is a rental, while the 2nd unit is their primary residence. Borrower insured each of the condos under separate policies. The evidence of insurance for the subject has an endorsement for extra replacement cost coverage, but exact amount is not disclosed on the evidence. The evidence of insurance for the other unit (borrower's primary) is also in file. It shows hazard coverage of $668,760, including the extended replacement cost coverage. Both condos in the project have similar value, and each unit has a $XXXK loan with Lender. It's highly likely that the insurance coverage on both units is identical. Given the borrower's post loan liquidity of over $800K, and the occupancy of the 2nd unit in the project as borrower's primary, we were comfortable with the insurance company's assessment of the replacement cost of the subject unit.

10/07/2016:  Client reviewed post closing insurance & approved exception.  Loan will be rated a B.10/07/2016:  Received evidence of sufficient coverage post closing.  Pending exception from Client.10/04/2016:  Pending exception from client
																												Exception	Originator
 FICO is higher than guideline minimum FICO is 775, allowable is 680; No Mortgage Lates The borrowers have over 24 months reported on several properties, 0x30; Reserves are higher than guideline minimum Borrowers have verified over $7M in assets.

300211122	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Acknowledged													B	B	CB	B	B	Income/Employment	Missing Business Tax Returns	Added 10/07/2016: Missing 2 years business tax returns for business #1 on 2014 Schedule E. Borrower owns XX%.
10/07/2016: Loan is a NOO and the income was not used to qualify.  Was able to determine minor or zero losses from the personal 1040's. Client acknowledges the missing returns does not materially affect the borrower's ability to repay the subject loan. Loan will be rated a B for all agencies. 10/07/2016:  Pending exception from Client.
																												Exception	Originator
 FICO is higher than guideline minimum FICO is 775, allowable is 680; No Mortgage Lates The borrowers have over 24 months reported on several properties, 0x30; Reserves are higher than guideline minimum Borrowers have verified over $7M in assets.

300211122	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Acknowledged													B	B	CB	B	B	Income/Employment	Missing K-1
Missing 2014 K-1's for self-employed business showing in section A (statement 9) company #1 & 2 of the Schedule E on the 1040’s. Also missing 2013 K-1's for self-employed business showing in section A (statement 5) company #2 of the Schedule E on the 1040’s

10/07/2016: Loan is a NOO and the income was not used to qualify.  Was able to determine minor or zero losses from the personal 1040's. Client acknowledges the missing K-1's does not materially affect the borrower's ability to repay the subject loan. Loan will be rated a B for all agencies. 10/07/2016:  Pending exception from Client.
																												Exception	Originator
 FICO is higher than guideline minimum FICO is 775, allowable is 680; No Mortgage Lates The borrowers have over 24 months reported on several properties, 0x30; Reserves are higher than guideline minimum Borrowers have verified over $7M in assets.

300211123	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		10.25.16 A CDA was provided with a value of $1,958,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300211124	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Income/Employment	Failure to obtain Employment Verification	verification of self employment for the borrower within 90 days of the note date was not provided.
10/06/2016:  Received verification of business from Secretary of State website.  Condition cleared.09/30/2016:  Client reviewed exception and is requesting either a business license or CPA letter.  Condition remains.09/23/2016:  Pending exception from client

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.34%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 717; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 157 months reserves

300211124	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Income/Employment	Missing Business Tax Returns	Added 09/26/2016: Missing 2 years Partnership tax returns for Borrower's business on 2014 Schedule E Part II Statement 20, business #1.		10/06/2016: Received 2 years partnership returns. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.34%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 717; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 157 months reserves

300211124	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Acknowledged													B	B	CB	B	B	Income/Employment	Missing K-1	Added 09/26/2016: Missing 2013 K-1 for Co-borrower's Schedule E business. Co-borrower owned XX.XX% in 2014 & XX% in 2012.		10/6/2016: As co-borrower's income was not used, this is not as non-material. Loan will be rated a B. 10/06/2016: Pending exception from client	Exception	Originator
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.34%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 717; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 157 months reserves

300211124	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Acknowledged													B	B	CB	B	B	Income/Employment	Missing Income Tax Schedules	Added 09/26/2016: Missing 2 years Partnership tax returns for Co-borrower business on 2014 Schedule E Part II Statement 20, business #2.		10/6/2016: As co-borrower's income was not used, this is not as non-material. Loan will be rated a B. 10/06/2016: Pending exception from client	Exception	Originator
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.34%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 717; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 157 months reserves

300211124	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		09/21/2016: A CDA report reflecting a value $1,675,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.34%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 717; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 157 months reserves

300211125	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		10.25.16 A CDA was provided with a value of $2,300,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.			DTI is lower than guideline maximum DTI is 25.36%; LTV is lower than guideline maximum LTV is 25.62%; Full Documentation Full documentation loan
300211126	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file		09/22/2016: CDA provided reflecting a value of $1,825,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.;
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.07%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 780; Years in Field Borrower has 22 years in Field

300211126	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Verification of Taxes and Insurance amounts for Rental Property	Missing verification of property tax amount for rental property.		09/27/2016: Received evidence of property taxes for second home. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.07%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 780; Years in Field Borrower has 22 years in Field

300211129	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	Federal Consumer Protection	Missing HUD Homeownership Organization Counseling Disclosure	Homeownership Counseling Disclosure is missing from the file		9/26/2016: Received evidence Borrower was provided with the HUD Homeownership Counseling Disclosure within 3 days of application date. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.80%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 788; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 444.70 months reserves

300211129	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/28/2016: A CDA report reflecting a value $630,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.80%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 788; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 444.70 months reserves

300211130	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/21/2016: A CDA report reflecting a value $1,475,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.39%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 41.20 months reserves; Years in Field Borrower has 27 years in Field

300211130	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Hazard Insurance Shortfall	Hazard insurance coverage in file does not cover the loan amount.		09/27/2016: Received master policy. Subject is a condominium. Master policy building insurance is sufficient. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.39%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 41.20 months reserves; Years in Field Borrower has 27 years in Field

300211133	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.
11/03/2016: CDA provided reflecting a value of $710,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.10/21/2016:  Received Collateral DNA.  A CDA report not provided.  Condition remains.

300211133	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared													A	A	RA	A	A	Federal Consumer Protection	ECOA Non-Compliant: Appraisal disclosure not provided.	Disclosure not provided.		10/28/2016: Evidence of appraisal disclosure within 3 business days of the application was provided. Condition cleared. 10/26/2016: Documents provided were not for the subject loan. Condition remains.
300211135	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		10.26.16 A CDA was provided with a value of $3,050,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300211137	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Verification of Taxes and Insurance amounts for Rental Property
Missing written documentation to validate monthly hazard insurance, home owners association and/or condominium dues for property #1 and documentation to validate monthly PITIA (Principal, Interest, Taxes, Insurance and Assessments) for property #2 per REO Schedule of the final loan application.

11/08/2016:  Title policy including monthly property tax amounts and continuation of insurance policy provided in origination loan file for property #2. Property #1 owned free and clear. Borrower will be selling property, however, taxes and insurance  have been included for DTI calculations. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.41%; Reserves are higher than guideline minimum UW Guides require minimum reserves of 36 months, loan qualified with 430.10 months reserves ; Years in Field Borrower has 25 years in field

300211137	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		10/27/2016: CDA provided reflecting a value of $5,000,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.41%; Reserves are higher than guideline minimum UW Guides require minimum reserves of 36 months, loan qualified with 430.10 months reserves ; Years in Field Borrower has 25 years in field

300211138	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09/22/2016: CDA provided reflecting reconciled value of $865,000 at 0% variance is deemed acceptable. Condition cleared.
300211139	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/20/2/2016: CDA provided reflecting a value of $688,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.49%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 767; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 113.10 months reserves

300211139	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	Appraiser APN differs from APN on Final Title Policy and Recorded Mortgage.		09/27/2016: Received appraisal with corrected APN #. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.49%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 767; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 113.10 months reserves

300211140	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	Missing evidence of taxes and insurance for primary residence and second property listed in REO section of final application.		11/07/2016: Properties are Co-op's, taxes and insurance not applicable. Received evidence of maintenance. Condition cleared.			DTI is lower than guideline maximum DTI 26.92 < 45; FICO is higher than guideline minimum FICO 747 > 680; Reserves are higher than guideline minimum Reserves of 110 > 6
300211140	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.
11/03/2016: CDA provided reflecting a value of $940,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.11/02/2016:  Received Collateral DNA.  A CDA report not provided.  Condition remains.
DTI is lower than guideline maximum DTI 26.92 < 45; FICO is higher than guideline minimum FICO 747 > 680; Reserves are higher than guideline minimum Reserves of 110 > 6
300211140	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	FEMA	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		11/07/2016: Received post disaster inspection reflecting no damage. Condition cleared.			DTI is lower than guideline maximum DTI 26.92 < 45; FICO is higher than guideline minimum FICO 747 > 680; Reserves are higher than guideline minimum Reserves of 110 > 6
300211141	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		10.25.16 A CDA was provided with a value of $3,575,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300211141	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	General Compliance	ARM Loan Program Disclosure not provided within 3 days of application.	The ARM loan program disclosure was presented to the Borrowers on 05/15/2016 and the application date is 04/30/2006.
11/10/2016: Loan started as fixed and was changed to ARM on 5/15, when the loan program changed on 5/15 the ARM disclosure was issued. See attached revised disclosure for the COC form and the TIL that correspond to the change in the program.
11/10/2016: Evidence provided to indicate change of loan program and re-disclosure of GFE, TIL and ARM disclosure within 3 business days of change. Condition cleared.
300211142	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/22/2016: CDA provided reflecting reconciled value of $725,000 at 0% variance is deemed acceptable. Condition cleared.			FICO is higher than guideline minimum 765 FICO is higher than guideline minimum of 680; Years on Job Co Borrower on job 8 years; Years on Job Borrower on job 9 years
300211143	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09/21/2016: A CDA report reflecting a value $1,150,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
300211145	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		10/27/2016: CDA provided reflecting a value of $1,225,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300211146	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		10/27/2016: CDA provided reflecting a value of $850,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300211148	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		10.26.16 A CDA was provided with a value of $650,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300211149	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		10.25.16 A CDA was provided with a value of $1,190,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300211150	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.	10/27/2016: CDA	10/27/2016: A CDA report reflecting a value $895,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300211150	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	Federal Consumer Protection	Loan originator name and/or NMLS reference number missing on the mortgage.	Loan originator name and/or NMLS reference number missing on the mortgage.
10/27/2016: As a coop loan, there is no mortgage. you & investor have indicated that the NMLS should instead be on the Security Agreement or alternatively on the UCC filing. Please see attached sig page from the Security Agreement with NMLS numbers.
10/27/2016: Audit reviewed the Loan Security Agreement, and has determined that both NMLS ID number's, loan originator and origination organization, are present on the document. Condition cleared.
300211150	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	Federal Consumer Protection	Loan originator organization name and/or NMLS reference number missing on the mortgage.	Loan originator organization name and/or NMLS reference number missing on the mortgage.
10/27/2016: As a coop loan, there is no mortgage. you & investor have indicated that the NMLS should instead be on the Security Agreement or alternatively on the UCC filing. Please see attached sig page from the Security Agreement with NMLS numbers.
10/27/2016: Audit reviewed the Loan Security Agreement, and has determined that both NMLS ID number's, loan originator and origination organization, are present on the document. Condition cleared.
300211151	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09/26/2016: A CDA report reflecting a value $1,550,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
300211152	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Income/Employment	Failure to obtain Income Documentation	Missing evidence of 2014 extension.		10/31/2016: Received 2014 extension. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 11%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 717; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 396.3 months reserves

300211152	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		10/27/2016: CDA provided reflecting a value of $1,625,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 11%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 717; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 396.3 months reserves

300211153	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		10.27.16 A CDA was provided with a value of $1,385,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300211154	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		10.27.16 A CDA was provided with a value of $1,485,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300211156	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/20/2/2016: CDA provided reflecting a value of $1,475,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300211158	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Verification of Taxes and Insurance amounts for Rental Property	Missing evidence of PITI payment for all rental properties listed in the REO section on the final application.	10/31/2016: Taxes and insurance for other home are escrowed. See mortgage statement to see payments are included in their monthly mortgage payment.
10/31/2016: Audit review of REO Mortgage Statement, and has determined that the escrows for both taxes and insurance are included in the monthly mortgage payment. Documentation submitted is deemed acceptable. Condition cleared.

300211158	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		11/03/2016: CDA provided reflecting a value of $1,650,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300211161	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		10/26/2016: A CDA report reflected a value of $1,225,000 with a 0% variance to appraisal value.			DTI is lower than guideline maximum DTI 15% vs max allowed 43%; FICO is higher than guideline minimum 788 vs required 720; Reserves are higher than guideline minimum verified 327 months
300211163	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	The CDA report was not provided in file.		10.27.16 A CDA was provided with a value of $2,450,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300211163	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	Federal Consumer Protection	Flood Insurance required to be escrowed post 1/1/2016	Property is located in a flood zone and flood insurance is not escrowed. Missing letter to the borrower giving them the option to escrow.
10/28/2016: Audit reviewed the Flood letter giving the borrower an option to escrow, and has determined that the letter is dated 05/04/2016 which complies with regulations for loans prior to 2016. Condition cleared.

300211166	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/28/2016: A CDA report reflecting a value $1,000,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared			DTI is lower than guideline maximum DTI of 20.10 < 43; FICO is higher than guideline minimum FICO 722 > 680; Reserves are higher than guideline minimum Reserves of 2,922 > 6
300211166	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Verification of Taxes and Insurance amounts for Rental Property	Missing verification of HOA and property taxes for second property listed in REO section of final 1003.		09/30/2016: Audit reviewed documents provided and original loan file. The 2nd property listed is the Co-borrower's current residence. Received taxes and insurance, no HOA. Condition cleared.			DTI is lower than guideline maximum DTI of 20.10 < 43; FICO is higher than guideline minimum FICO 722 > 680; Reserves are higher than guideline minimum Reserves of 2,922 > 6
300211167	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided		09/28/2016: A CDA report reflecting a value $865,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
300211168	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		10.24.16 A CDA was provided with a value of $830,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300211169	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		10/26/2016: A CDA report reflected a value of $1,850,000 with a 0% variance to appraisal value.
300211170	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Borrower credit report dated greater than 120 days from Note date	Credit report in file is dated 03/04/2015, which is greater than 120 days prior to note date.		11/10/2016: Received credit report dated within 90 days of the note date. Condition cleared.			DTI is lower than guideline maximum DTI of 27.73 < 43.00; FICO is higher than guideline minimum FICO 763 > 680; Reserves are higher than guideline minimum Reserves of 343 > 6
300211170	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Evidence REO Property is Owned Free and Clear	Missing evidence that first property listed in REO is free and clear.		11/10/2016: Received evidence property #1 is free & clear. Condition cleared.			DTI is lower than guideline maximum DTI of 27.73 < 43.00; FICO is higher than guideline minimum FICO 763 > 680; Reserves are higher than guideline minimum Reserves of 343 > 6
300211170	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Verification of Taxes and Insurance amounts for Rental Property	Missing verification of taxes and insurance for six REO's listed on final application.
11/10/2016:  Received property profiles for all properties.  Received insurance certificates for some of the properties & utilized industry standard of .0035 for the additional.  Received evidence of HOA dues for properties #1 & #2.  Condition cleared.
DTI is lower than guideline maximum DTI of 27.73 < 43.00; FICO is higher than guideline minimum FICO 763 > 680; Reserves are higher than guideline minimum Reserves of 343 > 6
300211170	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.
10/27/2016: CDA provided reflecting reconciled value of $1,250,000 at 0% variance is deemed acceptable. Condition cleared.10/21/2016:  Received Collateral DNA.  A CDA report not provided.  Condition remains.
DTI is lower than guideline maximum DTI of 27.73 < 43.00; FICO is higher than guideline minimum FICO 763 > 680; Reserves are higher than guideline minimum Reserves of 343 > 6
300211171	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		09/28/2/2016: CDA provided reflecting a value of $1,100,000 which is a 9.5% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 773.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 769.30 months reserves.; Years on Job Borrower has 40 years on job.

300211171	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Legal Documents	Failure to Obtain Second Lien Note	Missing 2nd lien note for subject transaction.		09/28/2016: Received second lien note. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 773.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 769.30 months reserves.; Years on Job Borrower has 40 years on job.

300211172	Underwriting Complete	Non-QM	Non-QM	Credit	Acknowledged													B	B	CB	B	B	Terms/Guidelines	Insufficient Reserves	Added 09/28/2016: 4.6 month reserves is less than 6 months required.		10/03/2016: Client approved exception due to excellent mortgage history, low LTV, and low DTI.09/30/2016: Pending exception from client	Exception	Originator
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.47%. ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 797.; Years on Job Borrower has 10 years on job.

300211172	Underwriting Complete	Non-QM	Non-QM	Credit	Acknowledged													B	B	CB	B	B	Terms/Guidelines	Missing asset documentation	The second and third assets reflected on the final 1003 are greater than 90 days old and closing. Current statements are required to support sufficient funds for the required reserves.
Not all 2014 K-1s were available when this loan originated. We have all 2012 and 2013 K-1s, and we have included the pass through losses to Schedule E Part II in our analysis and qualifying income. Attached is the 2013 K-1 for LLC, which did appear to be missing from the imaged credit file

10/03/2016:  Client approved exception due to excellent mortgage history, low LTV, and low DTI.09/30/2016:  Pending exception from client09/28/2016:  Received K-1.  Updated 401K & IRA statements not provided.   Condition remains.
																												Exception	Originator
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.47%. ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 797.; Years on Job Borrower has 10 years on job.

300211172	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		09/28/2/2016: CDA provided reflecting a value of $910,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.47%. ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 797.; Years on Job Borrower has 10 years on job.

300211173	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided		10.26.16 A CDA was provided with a value of $825,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300211173	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	FEMA	313 - Property in Disaster Area	Property is disaster area-Property located in a FEMA declared disaster. Inspection post incident date was not provided.	10/31/2016: PDI	10/31/2016: Audit reviewed Post Disaster Inspection, and has determined that the report reflects "no damage" to the subject property. Condition cleared.
300211173	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Verification of Taxes and Insurance amounts for Rental Property	Missing evidence of PITI for all rental properties listed in the REO section on the final application.		11/02/2016: Received evidence of taxes & insurance. Condition cleared.
300211175	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09/19/2/2016: CDA provided reflecting a value of $3,700,998 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 68.70 months reserves; Years in Field Borrower has 16 years in Field

300211175	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Income/Employment	Missing K-1
Missing 2013 K-1's for self-employed business showing in section A of the Schedule E on the 1040’s in order for the loan to be classified as a Qualified Mortgage.  K-1 included tax returns does not indicate percentage of ownership. Additional conditions may apply upon receipt of documents.
09/22/2016: Received 2013 K-1's. Ownership is < 25%. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 68.70 months reserves; Years in Field Borrower has 16 years in Field

300211176	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided		09/20/2/2016: CDA provided reflecting a value of $1,005,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300211177	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		10/26/2016: A CDA report reflected a value of $1,717,000 with a 0% variance to appraisal value.
300211178	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		09/26/2016: A CDA report reflecting a value $3,600,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
 No Mortgage Lates All mortgages were paid in full and over 60 months reported at 0x30.; Reserves are higher than guideline minimum Borrowers verified assets of over $16M in one account.; Years in Field The borrower has been in the same line of work for over 20 years.

300211178	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing appraisal	Missing a second appraisal or Drive-By. Comments indicate a Drive By was to be performed prior to the closing date, this document was not found in the file.
10/03/2016:  Received evidence Drive By was performed 3/24/2015.  Condition cleared.09/27/2016:  Documentation provided is the same documentation as in the loan file.  Drive by appraisal not provided.  Condition remains.

 No Mortgage Lates All mortgages were paid in full and over 60 months reported at 0x30.; Reserves are higher than guideline minimum Borrowers verified assets of over $16M in one account.; Years in Field The borrower has been in the same line of work for over 20 years.

300211179	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		10.25.16 A CDA was provided with a value of $1,483,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300211180	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/26/2016: A CDA report reflecting a value 1,400,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
300211181	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		10/21/2016: CDA provided reflecting a value of $1,100,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300211183	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													A	A	RA	A	A	TILA	Missing ARM Loan Program Disclosure	ARM Loan Disclosure contained ion the file does not match the Note.		10/28/2016: Received 5/1 ARM disclosure which matches note. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.05%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 812; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 21.70 months reserves

300211183	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													A	A	RA	A	A	RESPA	Re-disclosed Initial TIL (Lender Disclosure) not provided at least 3 business days prior to loan consummation (3 business days presumed receipt for mailing) – MDIA violation	Re-disclosed initial TIL dated XX/XX/XXXX not provided 3 business days prior to closing date		10/28/2016: Received final HUD-1 and re-disclosed TIL dated > 3 days prior to closing. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.05%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 812; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 21.70 months reserves

300211183	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided		10.25.16 A CDA was provided with a value of $1,090,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.05%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 812; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 21.70 months reserves

300211184	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/22/2016: A CDA report reflecting a value $2,690,000 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300211185	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		10.25.16 A CDA was provided with a value of $2,050,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798; Years on Job Borrower has 5.6 years on job and Co-Bororwer has 4.6 years on job

300211185	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Verification of Taxes and Insurance amounts for Rental Property
Missing verification of taxes and insurance not to exceed the qualified monthly amount of $909 for the borrowers' current residence listed for sale. In addition, verification of the bridge loan P&I payment, copy of the note, with a maximum payment of $1,204 is also missing from the loan file. QM requires verification of the PITI payment for any property owned by the borrower that is not closed/sold prior to the subject property closing date.
10/28/2016: Received evidence of taxes & insurance and bridge loan Note. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798; Years on Job Borrower has 5.6 years on job and Co-Bororwer has 4.6 years on job

300211186	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/28/2/2016: CDA provided reflecting a value of $5,650,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum 21.27% DTI < 45% DTI ; FICO is higher than guideline minimum 814 fico > 680 fico; Reserves are higher than guideline minimum 223 months > 6 months needed
300211186	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Condo Questionnaire	Added 09/28/2016: Condo questionnaire not provided in file.		10/03/2016: Received satisfactory condo questionnaire. Project is acceptable. Condition cleared.			DTI is lower than guideline maximum 21.27% DTI < 45% DTI ; FICO is higher than guideline minimum 814 fico > 680 fico; Reserves are higher than guideline minimum 223 months > 6 months needed
300211187	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		10.24.16 A CDA was provided with a value of $750,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300211188	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09/28/2016: A CDA report reflecting a value $780,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
300211189	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/22/2016: A CDA report reflecting a value $735,000 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300211191	Underwriting Complete	Non-QM	Non-QM	Credit	Acknowledged													B	B	CB	B	B	Terms/Guidelines	Appraisal in file is dated greater than 120 days from closing	Appraisal in file is > 120 days from the note date.
Lender policy explicitly allows for appraisals up to 360 days old dependent upon there being no significant deterioration in market conditions. Appraisal in question was approximately 150 days old, original LTV was 70% and market has not deteriorated.

10/06/2016: Client acknowledged aged appraisal. Loan will be rated a for all agencies.10/04/2016:  Client has reviewed exception and has requested a re-certification of value10/04/2016:  Pending exception from client
																												Exception	Originator
 Disposable Income is higher than guideline minimum Loan qualified with $11,497.65 in disposable income  ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 731; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 183.10 months reserves

300211191	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	Federal Consumer Protection	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Notice to Home Loan Application & Consumer Score Disclosure is missing in file.		09/26/2016: Received evidence Borrower was provided with the FACTA Notice within 3 days of application date. Condition cleared.
 Disposable Income is higher than guideline minimum Loan qualified with $11,497.65 in disposable income  ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 731; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 183.10 months reserves

300211191	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Good Faith Estimate	Initial Good Faith Estimate Disclosure is missing in file.		9/26/2016: Received evidence Borrower was provided with the initial GFE within 3 days of application date. Condition cleared.
 Disposable Income is higher than guideline minimum Loan qualified with $11,497.65 in disposable income  ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 731; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 183.10 months reserves

300211191	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	TILA	Missing ARM Loan Program Disclosure	Arm Loan Program Disclosure is missing in file		09/26/2016: Received evidence Borrower was provided with the ARM Program Disclosure within 3 days of application date. Condition cleared.
 Disposable Income is higher than guideline minimum Loan qualified with $11,497.65 in disposable income  ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 731; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 183.10 months reserves

300211191	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Servicing Disclosure Statement	Servicing Disclosure Statement is missing in file		09/26/2016: Received evidence Borrower was provided with Servicing Disclosure Statement within 3 days of application date. Condition cleared.
 Disposable Income is higher than guideline minimum Loan qualified with $11,497.65 in disposable income  ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 731; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 183.10 months reserves

300211191	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	TILA	Missing Initial Truth in Lending (Lender Disclosure)	Initial Truth In Lending Disclosure is missing in file.		09/26/2016: Received evidence Borrower was provided with initial TIL within 3 days of application date. Condition cleared.
 Disposable Income is higher than guideline minimum Loan qualified with $11,497.65 in disposable income  ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 731; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 183.10 months reserves

300211191	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	TILA	APR from Initial TIL (Lender Disclosure) not in tolerance, re-disclosure was required however is not present – MDIA violation
Added 09/26/2016:  The last initial TIL reflects an APR of 2.504% and the Final reflects an APR of 2.702%.  The difference is greater than 0.125% tolerance and there is no evidence in the loan file that the initial TIL was re-disclosed.
09/29/2016: Received re-disclosed TIL . Condition cleared.
 Disposable Income is higher than guideline minimum Loan qualified with $11,497.65 in disposable income  ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 731; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 183.10 months reserves

300211191	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	Federal Consumer Protection	ECOA Non-Compliant: Appraisal disclosure not provided.	Right to Receive Copy of Appraisal Disclosure is missing in file.		09/26/2016: Received evidence Borrower was provided with the Right to Receive Appraisal notice within 3 days of application date. Condition cleared.
 Disposable Income is higher than guideline minimum Loan qualified with $11,497.65 in disposable income  ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 731; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 183.10 months reserves

300211191	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	Federal Consumer Protection	Missing HUD Homeownership Organization Counseling Disclosure	HUD Homeownership Organization Counseling Disclosure is missing in file		9/26/2016: Received evidence Borrower was provided with the HUD Homeownership Counseling Disclosure within 3 days of application date. Condition cleared.
 Disposable Income is higher than guideline minimum Loan qualified with $11,497.65 in disposable income  ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 731; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 183.10 months reserves

300211191	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/23/2/2016: CDA provided reflecting a value of $1,410,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 Disposable Income is higher than guideline minimum Loan qualified with $11,497.65 in disposable income  ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 731; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 183.10 months reserves

300211193	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		10/26/2016: A CDA report reflected a value of $690,000 with a 0% variance to appraisal value.
300211194	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/28/2/2016: CDA provided reflecting a value of $2,400,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300211195	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.		10/27/2016: CDA provided reflecting a value of $6,000,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 48.33%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 780; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 356.20 months reserves

300211197	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/28/2016: A CDA report reflecting a value $1,370,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
300211199	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	Federal Consumer Protection	Flood Insurance required to be escrowed post 1/1/2016	Property is located in a flood zone and flood insurance is not escrowed. Missing letter to the borrower giving them the option to escrow.		10/27/2016: Received evidence borrower was provided with the option to escrow flood insurance 5/4/2016. Condition cleared.
300211199	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in the file.		10/27/2016: CDA provided reflecting a value of $890,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300211200	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		10/27/2016: CDA provided reflecting a value of $990,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300211202	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	CDA Report was not provided.		11/03/2016: CDA provided reflecting a value of $1,500,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 50%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  95.10 months reserves

300211202	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Income/Employment	Failure to obtain Income Documentation	Bonus income is utilized by lender on old pay stubs but no current evidence in file. Pay stubs page 1205-1208		11/11/2016: Received evidence of 2015 annual bonus. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 50%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  95.10 months reserves

300211202	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Legal Documents	Failure to obtain Documentation	No evidence of sale of Property to be sold prior to or at closing.
11/11/2016:  Received evidence of taxes for departing residence.  Audit used industry standard of .0035 to calculate insurance.  Payment is included in ratios and Borrowers have sufficient reserves.  Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 50%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  95.10 months reserves

300211202	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Failure to obtain Verification of Mortgage	Missing mortgage statements for REO properties #1 and #2.		11/11/2016: Received evidence of mortgage payment for each property. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 50%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  95.10 months reserves

300211202	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	Missing evidence of taxes and hazard insurance for REO's #1, #2 and #3 on the application.		11/01/2016: Received evidence of taxes. Utilized industry standard of .0035 to calculate insurance. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 50%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  95.10 months reserves

300211202	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Evidence REO Property is Owned Free and Clear	Missing evidence REO #3 on the application is owned free and clear.		11/11/2016: Received evidence property #3 is free & clear. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 50%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  95.10 months reserves

300211203	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		10.26.16 A CDA was provided with a value of $2,900,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300211204	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/28/2/2016: CDA provided reflecting a value of $2,135,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300211206	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		10.26.16 A CDA was provided with a value of $2,280,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300211207	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	The CDA report was not in the loan file.		10.25.16 A CDA was provided with a value of $3,000,000 with a variance of -8.7%. CDA within acceptable tolerance. Condition cleared.
300211209	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not was not provided in file.		10.24.16 A CDA was provided with a value of $1,020,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300211210	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	The CDA Report was not provided in the file.		10/27/2016: CDA provided reflecting a value of $2,380,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.62%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 769; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 522.6 months reserves

300211210	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Failure to Obtain Hazard Insurance	Provide hazard insurance declaration for primary residence, which was not found in file.
11/10/2016:  Audit calculated hazard insurance premium using industry standard of .0035.  Condition cleared.11/04/2016:  Received hazard insurance for subject property.  Hazard insurance for primary residence not provided.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.62%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 769; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 522.6 months reserves

300211212	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Legal Documents	Failure to Obtain Second Lien Note	A copy of the second lien note was not provided.		09/27/2016: Received second lien note. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.98%.; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30.60 months reserves.

300211212	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Failure to Obtain Hazard Insurance	Missing evidence of insurance for second property listed on the schedule of real estate owned section of the 1003.		10/05/2016: Received evidence of insurance for property #2. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.98%.; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30.60 months reserves.

300211212	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Property Taxes	Missing evidence of property taxes for second property listed on the schedule of real estate owned section of the 1003.		10/03/2016: Received evidence of property taxes for property #2. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.98%.; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30.60 months reserves.

300211212	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09/26/2016: A CDA report reflecting a value $2,800,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.98%.; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30.60 months reserves.

300211213	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		10/27/2016: CDA provided reflecting a value of $775,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300211213	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	FEMA	313 - Property in Disaster Area	Property located in FEMA declared disaster area, Inspection post incident date was not provided		11/04/2016: Received post disaster inspection reflecting no damage. Condition cleared.
300211214	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		10.24.16 A CDA was provided with a value of $1,250,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300211216	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09/26/2016: A CDA report reflecting a value $1,750,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
 CLTV is lower than guideline maximum Loan qualified with CLTV of 70.00%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.72%; FICO is higher than guideline minimum UW Guides require FICO of 68, loan qualified with FICO of 768

300211216	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	Missing taxes and insurance for second home and 2 rental properties listed on 1003.	We used the taxes and insurance that stated on the application, which is in-line with industry guidelines of .35% and 1.25%. Additionally, Loan is not QM.	09/29/2016: Audit calculated taxes & insurance using .0035 and 1.25%. Condition cleared..
 CLTV is lower than guideline maximum Loan qualified with CLTV of 70.00%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.72%; FICO is higher than guideline minimum UW Guides require FICO of 68, loan qualified with FICO of 768

300211216	Underwriting Complete	Non-QM	Non-QM	Compliance	Acknowledged													B	B	RB	B	B	Federal Consumer Protection	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Notice to Home Loan Applicant & Consumer Score Disclosure is missing from the loan file.		10/05/2016: Client acknowledges finding and loan will be rated a B for all agencies.
 CLTV is lower than guideline maximum Loan qualified with CLTV of 70.00%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.72%; FICO is higher than guideline minimum UW Guides require FICO of 68, loan qualified with FICO of 768

300211217	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	The CDA report was not provided.		10/27/2016: CDA provided reflecting a value of $2,610,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%,loan qualified with DTI of 29.52% ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 40.5 months reserves; Years on Job Borrower has 7 years on job

300211219	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	Loan file is missing the CDA report.		10.26.16 A CDA was provided with a value of $3,075,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300211219	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Rate Lock Agreement	Missing evidence of Rate Lock		10/28/2016: Received rate lock agreement. Condition cleared.
300211221	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	FEMA	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		09/28/2016: Received post disaster inspection reflecting no damage. Condition cleared.
300211221	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/28/2/2016: CDA provided reflecting a value of $1,700,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300211221	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Condo Questionnaire	Added 09/28/2016: Condo questionnaire not provided in file.		10/05/2016: Received condo questionnaire. Condition cleared.
300211224	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Verification of Taxes and Insurance amounts for Rental Property	Please provide proof of tax and insurance amounts for REO 1 through 4 and 7,8. Please provide condominium fee for REO 5. Please provide condominium fee/insurance amounts for REO 6 and 9.		10/31/2016: Audit calculated taxes, insurance & HOA dues from Schedule E. Condition cleared.			FICO is higher than guideline minimum 780 FICO > 680 min; No Mortgage Lates 0 lates for 53 months; Reserves are higher than guideline minimum 39.90 months > 6 months required
300211224	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided		10.26.16 A CDA was provided with a value of $2,050,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.			FICO is higher than guideline minimum 780 FICO > 680 min; No Mortgage Lates 0 lates for 53 months; Reserves are higher than guideline minimum 39.90 months > 6 months required
300211226	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		10.25.16 A CDA was provided with a value of $765,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.			DTI is lower than guideline maximum DTI 28.18 < 43.00.; FICO is higher than guideline minimum FICO 780 > 680.; Reserves are higher than guideline minimum Reserves of 760 > 6 months.
300211226	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Lease agreement	Missing lease agreement for property listed in REO section of final 1003.		10/28/2016: Received lease & evidence of recent payments. Condition cleared.			DTI is lower than guideline maximum DTI 28.18 < 43.00.; FICO is higher than guideline minimum FICO 780 > 680.; Reserves are higher than guideline minimum Reserves of 760 > 6 months.
300211226	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Verification of Taxes and Insurance amounts for Rental Property	Missing verification of taxes and insurance for REO listed on final application.		10/28/2016: HOD dues, taxes and insurance for rental property are reflected on Schedule E. Condition cleared.			DTI is lower than guideline maximum DTI 28.18 < 43.00.; FICO is higher than guideline minimum FICO 780 > 680.; Reserves are higher than guideline minimum Reserves of 760 > 6 months.
300211227	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09/22/2016: CDA provided reflecting reconciled value of $2,500,000 at 0% variance is deemed acceptable. Condition cleared.
300211227	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	FEMA	313 - Property in Disaster Area	Property located in FEMA declared disaster area. Inspection post incident date was not provided.		09/28/2016: Received post disaster inspection reflecting no damage. Condition cleared.
300211228	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/22/2016: A CDA report reflecting a value $810,000 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
300211229	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	Missing evidence of taxes and insurance for borrowers primary residence.		11/07/2016: Received evidence of taxes, insurance & HOA dues. Condition cleared.			DTI is lower than guideline maximum DTI 18 < 43; FICO is higher than guideline minimum FICO 741 > 680; Reserves are higher than guideline minimum Reserves 246.3 > 6.0
300211229	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		11/02/2016: CDA provided reflecting a value of $1,900,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum DTI 18 < 43; FICO is higher than guideline minimum FICO 741 > 680; Reserves are higher than guideline minimum Reserves 246.3 > 6.0
300211233	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		10/26/2016: A CDA report reflected a value of $1,100,000 with a 0% variance to appraisal value.
300211234	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA review report was not provided.		09/28/2/2016: CDA provided reflecting a value of $980,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 No Mortgage Lates More than 48 months reviewed on 8 mortgages, all 0x30; Reserves are higher than guideline minimum Borrower has verified over $6M in assets.; Years on Job : 8 years, with positive cash flow each year reported on the taxes

300211234	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Failure to obtain Credit Report	Credit report is dated > 120 days from the note date.		09/23/2016: Received current acceptable credit report. Condition cleared.
 No Mortgage Lates More than 48 months reviewed on 8 mortgages, all 0x30; Reserves are higher than guideline minimum Borrower has verified over $6M in assets.; Years on Job:  8 years, with positive cash flow each year reported on the taxes

300211234	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													B	B	CB	B	B	Income/Employment	Failure to obtain Employment Verification	Paystub within 90 days of the Note date or verification of employment within 90 days of the note date was not provided for the borrower.
09/30/2016: Two years’ income documentation provided in accordance with lender guidelines supports stable employment history. Additionally, a post close VOE was provided further evidencing current employment status and employment status at the time of origination. 09/28/2016:  Paystub provided, however, Borrower owns 40% of business.  Please provide third party verification of self employment.  Condition remains.

 No Mortgage Lates More than 48 months reviewed on 8 mortgages, all 0x30; Reserves are higher than guideline minimum Borrower has verified over $6M in assets.; Years on Job: 8 years, with positive cash flow each year reported on the taxes

300211236	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	FEMA	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date not provided		11/10/2016: Post disaster inspection report indicates no damages to the property. Condition cleared.
300211236	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not in the file.
11/03/2016: CDA provided reflecting a value of $700,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.11/01/2016:  Received Collateral DNA.  A CDA report not provided.  Condition remains.

300211236	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	Federal Consumer Protection	Flood Insurance required to be escrowed post 1/1/2016	Property is in a designated flood zone. Missing notice to borrower.		11/03/2016: Received notice of option to escrow flood insurance dated 5/4/2016. Condition cleared.
300211239	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/22/2016: A CDA report reflecting a value $1,335,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300211239	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	FEMA	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		09/23/2016: Received post disaster inspection reflecting no damage. Condition cleared.
300211240	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	FEMA	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		09/23/2016: Received post disaster inspection reflecting no damage. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 744; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.4 months reserves; Years in Field Borrower has 35 years in Field

300211240	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	570 – Review Appraisal Missing – A CDA report was not provided in file.		09/28/2/2016: CDA provided reflecting a value of $748,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 744; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.4 months reserves; Years in Field Borrower has 35 years in Field

300211240	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	Federal Consumer Protection	Flood Insurance required to be escrowed post 1/1/2016	Property is located in a flood zone and flood insurance is not escrowed. Missing letter to the borrower giving them the option to escrow.		09/22/2016: Received notice of option to escrow. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 744; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.4 months reserves; Years in Field Borrower has 35 years in Field

300211244	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	FEMA	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident was not provided.		10/31/2016: Received post disaster inspection reflecting no damage. Condition cleared.
300211244	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		10.25.16 A CDA was provided with a value of $589,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300211248	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		10.26.16 A CDA was provided with a value of $965,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300211249	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	The CDA is missing from file.		10/27/2016: CDA provided reflecting a value of $3,225,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300211251	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	Missing evidence of taxes and hazard insurance for reo # 1 list on the application
11/02/2016: Received evidence of taxes.  Used industry standard to calculate insurance.  DTI < 43%.  Condition cleared.10/28/2016:  Correction:  REO #1 is the subject property.  Missing taxes, insurance & HOA if applicable for property #2 on the 1003.  Condition remains

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 30.00%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.73%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 589.60 months reserves

300211251	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Evidence REO Property is Owned Free and Clear	Missing evidence REO # 1 on the application is owned free and clear.
11/02/2016:  Received evidence property is free & clear.  Condition cleared.10/28/2016:  Correction:  REO #1 is the subject property.  Missing evidence property #2 on the 1003 is free & clear.   Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 30.00%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.73%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 589.60 months reserves

300211251	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		10/27/2016: CDA provided reflecting a value of $2,500,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 30.00%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.73%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 589.60 months reserves

300211253	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		10.25.16 A CDA was provided with a value of $1,495,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
 DTI is lower than guideline maximum 30.57% DTI < 43,00% max; FICO is higher than guideline minimum 805 FICO > 680 min; No Mortgage Lates 0 lates for most recent 39 months; Reserves are higher than guideline minimum 178 months > 6 months min

300211253	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	FEMA	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		10/28/2016: Received post disaster inspection reflecting no damage. Condition cleared.
 DTI is lower than guideline maximum 30.57% DTI < 43,00% max; FICO is higher than guideline minimum 805 FICO > 680 min; No Mortgage Lates 0 lates for most recent 39 months; Reserves are higher than guideline minimum 178 months > 6 months min

300211254	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		10.27.16 A CDA was provided with a value of $1,225,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300211257	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	B	RA	A	A	TILA	Finance Charge Under Disclosed	Finance charge under disclosed by $268.94,it appears the title closing fee was not included.		09/23/2016: Received explanation letter, air bill and evidence of $250.00 refund. Loan will be rated a B.
300211257	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/22/2016: CDA provided reflecting a value of $1,400,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300211258	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09/22/2016: CDA provided reflecting a value of $915,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified DTI of 19.25%.; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO 736.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 786.40 months reserves.

300211258	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Legal Documents	Document Error	The Mortgage, TIL and final 1003 are dated prior to the Note date.		09/26/2016: Per Compliance, condition cleared.09/22/2016: Referred to Compliance Department.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified DTI of 19.25%.; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO 736.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 786.40 months reserves.

300211258	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	Legal Documents	Document Error	Mortgage was signed prior the Note date.		09/26/2016: Per Compliance, condition cleared.09/22/2016: Referred to Compliance Department.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified DTI of 19.25%.; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO 736.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 786.40 months reserves.

300211258	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	Federal Consumer Protection	Flood Insurance required to be escrowed post 1/1/2016	Property is located in a flood zone and flood insurance is not escrowed. Missing letter to the borrower giving them the option to escrow.		09/22/2016: Received notice of option to escrow provided to borrower. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified DTI of 19.25%.; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO 736.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 786.40 months reserves.

300211262	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	The CDA report was not provided.		09/22/2/2016: CDA provided reflecting a value of $1,300,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 14.08%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 86.8 months reserves; Years in Primary Residence 35 years in property

300211262	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Legal Documents	Failure to Obtain Second Lien Note	A second lien note was not provided.		09/22/2016: Received second mortgage lien note. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 14.08%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 86.8 months reserves; Years in Primary Residence 35 years in property

300211264	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		09/21/2016: A CDA report reflecting a value $2,555,000.00 which is a 0.2% variance was provided. Variance within acceptable tolerance. Condition Cleared
300211268	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was missing from the file.		10.24.16 A CDA was provided with a value of $2,400,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300211269	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		10/21/2016: CDA provided reflecting a value of $1,710,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300211269	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Income/Employment	Failure to obtain Income Documentation	Two years tax returns (Business or Personal) provided in file were not signed.		10/28/2016: Received signed personal & business tax returns. Condition cleared.
300211270	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided		09/21/2016: A CDA report reflecting a value $1,200,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
300211271	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	CDA not provided		10.25.16 A CDA was provided with a value of $2,325,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300211273	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	FEMA	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		09/23/2016: Received post disaster inspection reflecting no damage. Condition cleared.			Disposable Income is higher than guideline minimum 6708.48 > 0; FICO is higher than guideline minimum 764 > 680; Reserves are higher than guideline minimum 8.10% > 6%
300211273	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		09/21/2016: A CDA report reflecting a value $995,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared			Disposable Income is higher than guideline minimum 6708.48 > 0; FICO is higher than guideline minimum 764 > 680; Reserves are higher than guideline minimum 8.10% > 6%
300211274	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09/21/2016: A CDA report reflecting a value $1,625,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 36.05%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 193.50 months reserves; Years in Field Borrower has 24 years in Field

300211275	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		10.26.16 A CDA was provided with a value of $1,010,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300211276	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	FEMA	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		10/31/2016: Received post disaster inspection reflecting no damage. Condition cleared.
300211276	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in the file.		10.26.16 A CDA was provided with a value of $1,700,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300211278	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.		10.24.16 A CDA was provided with a value of $2,400,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300211279	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		10/21/2016: CDA provided reflecting a value of $3,550,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300211285	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09/22/2/2016: CDA provided reflecting a value of $1,650,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300211285	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Legal Documents	Failure to Obtain Second Lien Note	Missing HELOC Agreement		09/22/2016: Received second mortgage lien note. Condition cleared.
300211287	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	Loan file is missing the CDA report.		10.25.16 A CDA was provided with a value of $680,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 727; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 24.1 months reserves; Years on Job Borrower has 26 years on job

300211287	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	DTI	DTI Exceeds Guidelines
The applicable guidelines permit a maximum allowable DTI of 43.00%.  The loan file contained inconsistencies in the rental income used by the lender for qualification and income documentation provided.  A re-calculation of DTI based on the 2013 Schedule E yields a DTI of 101.40% which exceeds the maximum allowable DTI of 43.00%.
10/31/2016: Lender's guidelines allow depreciation to be added back. Audit recalculated rental income for property #2 on final 1003. DTI < 43%. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 727; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 24.1 months reserves; Years on Job Borrower has 26 years on job

300211288	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Failure to obtain Credit Report	Credit report not provided in file.		09/22/2016: Received acceptable credit report. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 37.5 months reserves; Years in Primary Residence Borrower has resided in primary residence 8 years.; Years on Job Borrower has 10 years on job

300211288	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Income/Employment	Failure to obtain Employment Verification	A verification of employment or paystub within 90 days of the note date was not provided.	Please see attached screen print showing borrower is still currently employed	09/22/2016: Adequate verification of employment provided. Condition cleared.09/22/2016: Pending exception from client
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 37.5 months reserves; Years in Primary Residence Borrower has resided in primary residence 8 years.; Years on Job Borrower has 10 years on job

300211288	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Third Party Fraud Tool (Report)	Loan file is missing third party fraud tool.		09/22/2016 Audit reviewed the third party fraud tool and all red flags are cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 37.5 months reserves; Years in Primary Residence Borrower has resided in primary residence 8 years.; Years on Job Borrower has 10 years on job

300211288	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.		09/22/2/2016: CDA provided reflecting a value of $405,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 37.5 months reserves; Years in Primary Residence Borrower has resided in primary residence 8 years.; Years on Job Borrower has 10 years on job

300211290	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/22/2/2016: CDA provided reflecting a value of $1,400,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum Loan qualified with CLTV of 70.00%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.81%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 724

300211290	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing asset documentation
Missing verification of $XXXXX in additional assets required to close including reserves.  $XXXXX provided in file but $XXXXXX total required ($XXXXX EMD + $XXXXXX cash to close + $XXXXXX 6 mos. reserves).
																										Borrower used HELOC on primary residence for down payment. See attached document showing HELOC with line amount of $XXXXX, and balance owed of $XXXXX	09/22/2016: Received evidence of HELOC on primary residence to be used for closing. Sufficient cash to close & 147 months reserves. Condition cleared.
 CLTV is lower than guideline maximum Loan qualified with CLTV of 70.00%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.81%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 724

300211295	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	FEMA	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date not provided.	10/27/2016: PDI	10/27/2016: Audit reviewed Post Disaster Inspection, and has determined that the report reflects "no damage" to the subject property. Condition cleared.
300211295	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.
10.25.16 A CDA was provided with a value of $1,600,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared. 10/21/2016:  Received Collateral DNA.  A CDA report not provided.  Condition remains.

300211296	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/20/2/2016: CDA provided reflecting a value of $2,400,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300211296	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	FEMA	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		09/23/2016: Received post disaster inspection reflecting no damage. Condition cleared.
300211296	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	Federal Consumer Protection	Flood Insurance required to be escrowed post 1/1/2016	Property is located in a flood zone and flood insurance is not escrowed. Missing letter to the borrower giving them the option to escrow.	Disagree, the application date is prior to 1/1/2016 when the Escrow requirement for properties in a Flood zone was placed.
09/23/2016:  Received evidence borrower received notice of option to escrow.  Condition cleared.09/20/2016:  Per HFIAA, for loans originated prior to 1/1/2016 in flood hazard areas, the borrower must have been given written notice of the option to escrow all premiums and fees for such flood insurance by 6/30/2016. Condition remains.

300211302	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.		10/21/2016: CDA provided reflecting a value of $1,280,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum DTI < 43; FICO is higher than guideline minimum FICO of 731 > 680; Reserves are higher than guideline minimum Reserves of 422.5 > 6 mos.
300211302	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													B	B	CB	B	B	Income/Employment	Failure to obtain Employment Verification	Verification of employment for the borrower within 90 days of the Note was not provided.
10/28/2016:  Lender documented a full 2 years of income in the loan file and provided a post-closing business license to further support the borrower’s self-employment.  Loan will be rated a B for all agencies.
DTI is lower than guideline maximum DTI < 43; FICO is higher than guideline minimum FICO of 731 > 680; Reserves are higher than guideline minimum Reserves of 422.5 > 6 mos.
300211302	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	Missing evidence of taxes and insurance for departure residence.		10/28/2016: Exception not required. Documents provided deemed sufficient. Condition cleared.10/28/2016: Pending exception from client			DTI is lower than guideline maximum DTI < 43; FICO is higher than guideline minimum FICO of 731 > 680; Reserves are higher than guideline minimum Reserves of 422.5 > 6 mos.
300211306	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		10.27.16 A CDA was provided with a value of $930,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300211306	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared													A	A	RA	A	A	Federal Consumer Protection	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	The Notice to Home Loan Application & Consumer Score Disclosure is missing from the loan file.		10/26/2016: Received evidence Borrower was provided with FACTA Notice within 3 days of application date. Condition cleared.
300211306	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Good Faith Estimate	GFE is missing from the loan file.		10/26/2016: Received evidence Borrower was provided with initial GFE within 3 days of application date. Condition cleared.
300211306	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared													A	A	RA	A	A	TILA	Missing ARM Loan Program Disclosure	The ARM Loan Program Disclosure is missing from the loan file.		10/26/2016: Received evidence Borrower was provided with the ARM Disclosure within 3 days of application date. Condition cleared.
300211306	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Servicing Disclosure Statement	Servicing Disclosure statement is missing from the loan file.		10/26/2016: Received evidence Borrower was provided with Servicing Disclosure Statement within 3 days of application date. Condition cleared.
300211306	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared													A	A	RA	A	A	TILA	Missing Initial Truth in Lending (Lender Disclosure)	Initial Truth in Lending Disclosure is missing from the loan file.		10/26/2016: Received evidence Borrower was provided with initial TIL within 3 days of application date. Condition cleared.
300211307	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA was not provided.		10.27.16 A CDA was provided with a value of $2,250,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300211309	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	The CDA is not provided in file		10.24.16 A CDA was provided with a value of $1,100,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
 DTI is lower than guideline maximum Audit DTI of 31% vs 43% per guidelines.; Reserves are higher than guideline minimum Audit Reserves are 212 months vs 6 months per guideline minimum.; Years Self Employed Borrower has 45 years Self Employed

300211309	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													B	B	CB	B	B	Income/Employment	Failure to obtain Employment Verification	Employment verification for the borrower within 90 days of the note date was not provided.
10/31/2016:  Three years’ income documentation provided in accordance with lender guidelines supports stable employment history. Additionally, a post close tax return was provided further evidencing current employment status and employment status at the time of origination.

 DTI is lower than guideline maximum Audit DTI of 31% vs 43% per guidelines.; Reserves are higher than guideline minimum Audit Reserves are 212 months vs 6 months per guideline minimum.; Years Self Employed Borrower has 45 years Self Employed

300211309	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing asset documentation
Asset documentation to cover closing costs and reserves were not provided. Cash to close of $510,602.88 and 6 months reserves of $23,332.62 are required. Assets verified are $73,834.77. Funds are short $460,100.73.

11/07/2016:  Received certified HUD-1.  Condition cleared.10/31/2016:  Received settlement statement reflecting the sale of the Borrower's prior residence and verifying sufficient cash to close and reserves.  Certified copy is required.  Condition remains.

 DTI is lower than guideline maximum Audit DTI of 31% vs 43% per guidelines.; Reserves are higher than guideline minimum Audit Reserves are 212 months vs 6 months per guideline minimum.; Years Self Employed Borrower has 45 years Self Employed

300211311	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													B	B	CB	B	B	Terms/Guidelines	Failure to Obtain Hazard Insurance	Missing validation of hazard insurance premium for subject property.
11/9/2016: Evidence of hazard insurance for the subject property was provided, however as the hazard insurance is dated post closing, this is considered non-material. Loan will be rated a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.85%; FICO is higher than guideline minimum UW Guides requires minimum FICO of 680, loan qualified with FICO of 754; No Mortgage Lates UW Guides require 0x30 days late in the most recent 24 months ; Credit Report verifies 44 months payment history with no late payments reported

300211311	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													B	B	CB	B	B	Terms/Guidelines	Missing Verification of Taxes and Insurance amounts for Rental Property	Missing written documentation to validate monthly PITIA (principal, interest, taxes, insurance and assessment) for the rental property #3 listed in the REO Schedule of the final loan application.	Please advise on the property in quest. The borrower owns two properties per the 1003
11/9/2016: Taxes and insurance for property # 2 was provided. Hazard insurance provided is dated post closing. This ia non-material.  Loan will be rated a B for all agencies. 10/28/2016:  Taxes & insurance for property #2 not provided.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.85%; FICO is higher than guideline minimum UW Guides requires minimum FICO of 680, loan qualified with FICO of 754; No Mortgage Lates UW Guides require 0x30 days late in the most recent 24 months ; Credit Report verifies 44 months payment history with no late payments reported

300211311	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not in file.		10.27.16 A CDA was provided with a value of $7,000,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.85%; FICO is higher than guideline minimum UW Guides requires minimum FICO of 680, loan qualified with FICO of 754; No Mortgage Lates UW Guides require 0x30 days late in the most recent 24 months ; Credit Report verifies 44 months payment history with no late payments reported

300211315	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		10/28/2016: CDA provided reflecting a value of $1,020,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.21%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 789; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 43.80 months reserves

300211315	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	FEMA	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident was not provided.		11/08/2016: Received post disaster inspection reflecting no damage. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.21%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 789; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 43.80 months reserves

300211315	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared													A	A	RA	A	A	Federal Consumer Protection	Flood Insurance required to be escrowed post 1/1/2016	Property is located in a flood zone and flood insurance is not escrowed. Missing letter to the borrower giving them the option to escrow.	11/01/2016: See attached Notice	11/01/2016: Audit reviewed the Letter to the borrower with regards to Flood Insurance escrow options, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.21%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 789; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 43.80 months reserves

300211318	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		10.24.16 A CDA was provided with a value of $1,050,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300211321	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09/19/2/2016: CDA provided reflecting a value of $735,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300211322	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		10/31/2016: CDA provided reflecting a value of $2,850,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 LTV is lower than guideline maximum Guidelines allow 80%, subject loan is 70%; Reserves are higher than guideline minimum Guidelines require 12 months reserves, borrowers have over 165 months at the higher qualifying payment amount; Years in Field The borrower has been in the same field for 10 years

300211323	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Failure to obtain Credit Report	Origination Credit Report not provided in the loan file.		10/26/2016: Received origination credit report. Condition cleared.			DTI is lower than guideline maximum 38.41% DTI < 43%; Years in Field Borrower has 14 years in field. ; Years on Job Borrower has 6 years on job
300211323	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Income/Employment	Failure to obtain Employment Verification	Verification of employment for the borrower within 90 days of the note date was not provided.		10/26/2016: Received paystub within 90 days of note date. Condition cleared.			DTI is lower than guideline maximum 38.41% DTI < 43%; Years in Field Borrower has 14 years in field. ; Years on Job Borrower has 6 years on job
300211323	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Legal Documents	Failure to obtain Documentation	Prior residence had pending sale at time of loan closing. Loan file does not contain copy of signed sales contract or Final HUD showing closing has occurred.		10/26/2016: Sales contract for departing residence provided in original loan file. Borrower has 6 months PITIA reserves. Proof of sale not required. Condition cleared.			DTI is lower than guideline maximum 38.41% DTI < 43%; Years in Field Borrower has 14 years in field. ; Years on Job Borrower has 6 years on job
300211323	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Legal Documents	Assets are not sourced/seasoned
Added 10/26/2016:  Borrower wired $XXX,XXX to closing agent on XX/XX/XXXX from account at Lender's institution.  Statement provided showed a balance of $XX,XXX on XX/XX/XXXX.  Please provide source of funds for increase in bank account.
																											11/01/2016: Received source of large deposit. Condition cleared.			DTI is lower than guideline maximum 38.41% DTI < 43%; Years in Field Borrower has 14 years in field. ; Years on Job Borrower has 6 years on job
300211323	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing asset documentation	Asset documentation in file is expired. Please provide current asset documentation.		10/26/2016: Received asset documentation. Sufficient cash to close & reserves verified. Condition cleared.			DTI is lower than guideline maximum 38.41% DTI < 43%; Years in Field Borrower has 14 years in field. ; Years on Job Borrower has 6 years on job
300211323	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Third Party Fraud Tool (Report)	Missing third party fraud tool .		10/26/2016 Audit reviewed the third party fraud tool and all red flags are cleared.			DTI is lower than guideline maximum 38.41% DTI < 43%; Years in Field Borrower has 14 years in field. ; Years on Job Borrower has 6 years on job
300211323	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		10.24.16 A CDA was provided with a value of $1,470,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.			DTI is lower than guideline maximum 38.41% DTI < 43%; Years in Field Borrower has 14 years in field. ; Years on Job Borrower has 6 years on job
300211326	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	11/01/2016: CDA
11/01/2016: A CDA report reflecting a value $1,245,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.10/28/2016:  Received Collateral DNA.  A CDA Report was not provided.  Condition remains.

300211326	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	FEMA	313 - Property in Disaster Area	The property is located in a FEMA declared disaster area. Inspection post incident date was not provided.		11/08/2016: Received post disaster inspection reflecting no damage. Condition cleared.
300211327	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/22/2016: A CDA report reflecting a value $3,560,000 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
300211329	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09/19/2/2016: CDA provided reflecting a value of $1,550,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300211330	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	FEMA	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident was not provided.		11/08/2016: Received post disaster inspection reflecting no damage. Condition cleared.
300211330	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		11/01/2016: CDA provided reflecting a value of $1,750,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300211331	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	FEMA	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		09/23/2016: Received post disaster inspection reflecting no damage. Condition cleared.
300211331	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09/19/2/2016: CDA provided reflecting a value of $3,000,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300211333	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Acknowledged													B	B	RB	B	B	Federal Consumer Protection	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA – Notice to Home Loan Applicant & Consumer Score Disclosure not provided		11/03/2016: Client acknowledges a non-material B grade.11/02/2016: Pending exception from client
 DTI is lower than guideline maximum 22.50% DTI < 43.00% max; FICO is higher than guideline minimum 805 FICO > 680 min; Reserves are higher than guideline minimum 8 months > 6 months min; Years on Job Borrower has 25 years on job

300211333	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Acknowledged													B	B	RB	B	B	RESPA	Good Faith Estimate not provided within 3 business days of application date.	The initial GFE in the file is dated 03/12/2013 and the original application date is 12/20/2012.		11/03/2016: Client acknowledges a non-material B grade.11/02/2016: Pending exception from client10/25/2016: Received GFE dated 03/12/2013. Application date is 12/20/2012. Condition remains.
 DTI is lower than guideline maximum 22.50% DTI < 43.00% max; FICO is higher than guideline minimum 805 FICO > 680 min; Reserves are higher than guideline minimum 8 months > 6 months min; Years on Job Borrower has 25 years on job

300211333	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Acknowledged													B	B	RB	B	B	RESPA	Servicing Disclosure Statement not provided within 3 business days of application date.	Servicing disclosure was not provided within three days of application.	Lender agrees with the finding
11/03/2016:  Client acknowledges a non-material B grade.11/02/2016:  Pending exception from client10/25/2016:  Received Servicing Disclosure dated 03/12/2013.  Application date is 12/20/2012.  Condition remains.

 DTI is lower than guideline maximum 22.50% DTI < 43.00% max; FICO is higher than guideline minimum 805 FICO > 680 min; Reserves are higher than guideline minimum 8 months > 6 months min; Years on Job Borrower has 25 years on job

300211333	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Acknowledged													A	A	RA	A	A	TILA	Missing Initial Truth in Lending (Lender Disclosure)	Missing Initial TIL	Loan is not subject to Reg Z as it's made for a LLC and it's not for primary use. TIL is not required.
12/05/2016:  Property is LLC (Business Loan) , Reg Z and TIL 11/03/2016:  Client acknowledges a non-material B grade.11/02/2016:  Pending exception from client10/25/2016:  Subject property is a Second Home and subject to TILA.  Condition remains.

 DTI is lower than guideline maximum 22.50% DTI < 43.00% max; FICO is higher than guideline minimum 805 FICO > 680 min; Reserves are higher than guideline minimum 8 months > 6 months min; Years on Job Borrower has 25 years on job

300211333	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	Loan file is missing the CDA report.
10/25/2016: CDA provided reflecting a value of $4,000,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.10/21/2016:  Received Collateral DNA.  A CDA report not provided.  Condition remains.

 DTI is lower than guideline maximum 22.50% DTI < 43.00% max; FICO is higher than guideline minimum 805 FICO > 680 min; Reserves are higher than guideline minimum 8 months > 6 months min; Years on Job Borrower has 25 years on job

300211335	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared													A	A	RA	A	A	Federal Consumer Protection	Flood Insurance required to be escrowed post 1/1/2016	Property is located in a flood zone and flood insurance is not escrowed. Missing letter to the borrower giving them the option to escrow.		10/26/2016: Received evidence Borrowers were provided with the option to escrow flood insurance 5/26/2016. Condition cleared.
300211335	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		10/21/2016: CDA provided reflecting a value of $1,555,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300211335	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	FEMA	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		10/31/2016: Received post disaster inspection reflecting no damage. Condition cleared.
300211336	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		10.24.16 A CDA was provided with a value of $1,620,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
 FICO is higher than guideline minimum 713 FICO is higher than guideline minimum of 680; Reserves are higher than guideline minimum Borrower has $210,085.36  in excess reserves; Years in Field Borrower in same field for 9 yrs

300211336	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	FEMA	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		10/28/2016: Received post disaster inspection reflecting no damage. Condition cleared.
 FICO is higher than guideline minimum 713 FICO is higher than guideline minimum of 680; Reserves are higher than guideline minimum Borrower has $210,085.36  in excess reserves; Years in Field Borrower in same field for 9 yrs

300211337	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09/19/2/2016: CDA provided reflecting a value of $4,000,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.16%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 68.0 months reserves

300211337	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Legal Documents	Failure to Obtain Second Lien Note	Missing concurrent Note in the amount of $400,000.		09/23/2016: Received second lien note. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.16%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 68.0 months reserves

300211339	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	Federal Consumer Protection	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA Notice was not provided.	10/24/2016: See attached initial disclosures	10/24/2015: Audit review of FACTA Notice documentation submitted is deemed acceptable, condition cleared.
300211339	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Good Faith Estimate	Missing Good Faith Estimate within 3 days of application date.	10/24/2016: See attached initial disclosures	10/24/2015: Audit review of Good Faith Estimate submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
300211339	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	TILA	Missing ARM Loan Program Disclosure	ARM Loan Program Disclosure missing.	10/24/2016: See attached initial disclosures	10/24/2015: Audit review of ARM Loan Program Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
300211339	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Servicing Disclosure Statement	Missing Servicing Disclosure Statement.	10/24/2016: See attached initial disclosures	10/24/2015: Audit review of Servicing Disclosure Statement submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
300211339	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	TILA	Missing Initial Truth in Lending (Lender Disclosure)	Missing initial Truth in Lending Disclosure within 3 days of application date.	10/24/2016: See attached initial disclosures	10/24/2015: Audit review of initial Truth in Lending Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
300211339	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	Federal Consumer Protection	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Counseling disclosure.	10/24/2016: See attached initial disclosures "to the missing HUD Homeownership Disclosure" finding including the requested disclosures.	10/24/2015: Audit review of HUD Homeownership Counseling disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
300211339	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		10/21/2016: CDA provided reflecting a value of $1,610,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300211348	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													A	B	RA	A	A	TILA	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The final Closing Disclosure reflects the Finance Charge as $355,320.16 vs. actual Finance Charge of $356,230.00. An under disclosure of $909.84 which exceeds the $100 allowable tolerance for Purchase Transactions.

09/27/2016: Audit reviewed the Closing Disclosure fees, and has determined that a fee was inadvertently included as a finance charge. Post closing CD provided reflects lender paid fees, loan is no longer under disclosed. Loan will be rated a Fitch B.

 DTI is lower than guideline maximum   UW Guides maximum DTI of 43%, loan qualified with DTI of 36.25%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 737; Years on Job  Borrower has 25 years in Field

300211348	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Material	Yes	Yes	Yes	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B	TRID	Total of Payments is not accurate	The CD reflected total of payments as $929,720.16. The actual total of payments is $932,565.35, an under-disclosure of (-$2,845.19).	09/28/2016: Per the executed CD, the Total of Payments is $846,122.14 not $929,720.16 as reviewer stated. Please verify. see page 5 in highlight
09/28/2016: Audit reviewed Post Closing CD (pg307), and has determined that with the fees moved to "paid by others" and index confirmed with Loan Detail Report, the TIP and TOP are deemed acceptable. Loan will be rated a B.

 DTI is lower than guideline maximum   UW Guides maximum DTI of 43%, loan qualified with DTI of 36.25%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 737; Years on Job  Borrower has 25 years in Field

300211348	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B	TRID	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The email and phone number of the Lender are missing.		09/26/2016: Corrected post close CD in file reflects email and phone number. Loan will be graded a B for all agencies. Condition cleared.
 DTI is lower than guideline maximum   UW Guides maximum DTI of 43%, loan qualified with DTI of 36.25%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 737; Years on Job  Borrower has 25 years in Field

300211348	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													B	B	RB	B	B	TILA	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed is over disclosed and exceeds allowable $100 variance/threshold for Purchase Transactions. The Closing Disclosure reflects an Amount Financed of $573,528.47 vs. actual $572,616.82 an over disclosure of (-$911.65).

09/27/2016: Audit reviewed the Closing Disclosure fees, and has determined that a fee was inadvertently included as a finance charge. Post closing CD provided reflects lender paid fees, loan is no longer under disclosed. Loan will be rated a B.

 DTI is lower than guideline maximum   UW Guides maximum DTI of 43%, loan qualified with DTI of 36.25%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 737; Years on Job  Borrower has 25 years in Field

300211348	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Non-Material	Yes	No	No	No	No Cure - Missing Doc Not Provided	No Cure - Missing Doc Not Provided	N/A - Condition Cleared	N/A - Condition Cleared	2	2	2	A	A	RA	A	A	TRID	Missing borrower’s documented Intent to Proceed	Missing Intent to proceed signed by borrower(s).	09/28/2016: ITP
09/28/2016: Audit reviewed Intent to Proceed (ITP) dated After the initial CD, and has determined that no fees were collected before closing, therefore documentation is deemed acceptable. Condition cleared.

 DTI is lower than guideline maximum   UW Guides maximum DTI of 43%, loan qualified with DTI of 36.25%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 737; Years on Job  Borrower has 25 years in Field

300211348	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		09/26/2016: A CDA report reflecting a value $725,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
 DTI is lower than guideline maximum   UW Guides maximum DTI of 43%, loan qualified with DTI of 36.25%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 737; Years on Job  Borrower has 25 years in Field

300215474	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.	11/02/2016: CDA	11/02/2016: A CDA report reflecting a value of $1,550,000.00 which is a 0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.32%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 99.90 months reserves

300215474	Underwriting Complete	SHQM	SHQM	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Rate Lock Agreement	Rate lock agreement not provided in the loan file.	11/02/2016: Please find uploaded the interest Rate Confirmation	11/02/2016: Audit review of Rate Lock Agreement documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.32%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 99.90 months reserves

300215474	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	B	B	RB	B	B	TRID	Closing Disclosure document error
CD is missing number of months Property Taxes paid in Section F. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.
11/02/2016: LOE, amended CD sent to borrower via US mail.
11/02/2016: Audit review of revised CD includes Section F property taxes listing the number of months paid and payee. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Documents provided within 60 days from error notification.  Loan will be rated a 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.32%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 99.90 months reserves

300215474	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure - Missing Doc Not Provided	No Cure	N/A - Condition Cleared	N/A	3	3	2	A	A	RA	A	A	TRID	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrowers.	11/02/2016: Please find uploaded borrower's e-consent	11/02/2016: Audit reviewed print screen for "Consent to Receive Electronic Disclosures", documentation submitted was accepted by borrower dated 09/04/2016 and is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.32%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 99.90 months reserves

300215474	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Failure to Obtain Flood Insurance
The subject loan is required to obtain flood insurance.  The loan file contains an application for flood insurance however; the flood insurance policy is missing.  Please provide the flood insurance policy.  Additional conditions may apply.
																										11/02/2016: Please find uploaded evidence of flood insurance	11/02/2016: Audit reviewed Flood Insurance, and has determined that sufficient evidence of a Flood Insurance Policy was provided. Documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.32%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 99.90 months reserves

300215474	Underwriting Complete	SHQM	SHQM	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing 1008 or Underwriter Approval	1008 was not provided in the loan file. Only Conventional Underwriting Worksheet was provided in file.	11/02/2016: Please find uploaded 1008 underwriting transmittal summary	11/02/2016: Audit reviewed final 1008, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.32%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 99.90 months reserves

300225094	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		11/01/2016: CDA provided reflecting a value of $850,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 12.15%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 780; Reserves are higher than guideline minimum UW Guides require minimum of 6 months reserves, loan qualified with 582 months reserves

300225094	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared													A	A	RA	A	A	Federal Consumer Protection	Flood Insurance required to be escrowed post 1/1/2016	Property is located in a flood zone and flood insurance is not escrowed. Missing letter to the borrower giving them the option to escrow.		11/02/2016: Received option to escrow flood insurance dated 5/26/2016. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 12.15%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 780; Reserves are higher than guideline minimum UW Guides require minimum of 6 months reserves, loan qualified with 582 months reserves

300225101	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file		11/04/2016: CDA provided reflecting a value of $885,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.			FICO is higher than guideline minimum 783 FICO; LTV is lower than guideline maximum 63.16% LTV
300225103	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		11/03/2016: CDA provided reflecting a value of $972,400 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 38.7 months reserves

300225104	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		11/03/2016: CDA provided reflecting a value of $730,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300225124	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided		11/03/2016: CDA provided reflecting a value of $1,700,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300225125	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file		11/03/2016: CDA provided reflecting a value of $3,400,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300225127	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		11/02/2016: CDA provided reflecting a value of $1,796,075 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300225130	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.
11/03/2016: CDA provided reflecting a value of $1,850,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.11/02/2016:  Received Collateral DNA.  A CDA report not provided.  Condition remains.

300225133	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		11/03/2016: CDA provided reflecting a value of $5,950,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum DTI 18.99 < 43.00; FICO is higher than guideline minimum FICO 725 > 680; Reserves are higher than guideline minimum Reserves 115 > 12
300225133	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	Missing evidence of taxes and insurance for all REO listed on final loan application.		11/11/2016: Received evidence of taxes & insurance. Condition cleared.			DTI is lower than guideline maximum DTI 18.99 < 43.00; FICO is higher than guideline minimum FICO 725 > 680; Reserves are higher than guideline minimum Reserves 115 > 12
300225133	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	Federal Consumer Protection	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Counseling Disclosure.
11/11/2016:  Received evidence Borrower was provided with the HUD Homeownership Counseling Disclosure within 3 days of application date.  Condition cleared.11/03/2016:  Housing Counseling Agencies Notice is not dated.  Condition remains.
DTI is lower than guideline maximum DTI 18.99 < 43.00; FICO is higher than guideline minimum FICO 725 > 680; Reserves are higher than guideline minimum Reserves 115 > 12
300225134	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.
11/03/2016: CDA provided reflecting a value of $1,750,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.11/02/2016:  Received Collateral DNA.  A CDA report not provided.  Condition remains.

300225135	Underwriting Complete	SHQM	SHQM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.
11/03/2016: CDA provided reflecting a value of $1,550,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.11/02/2016:  Received Collateral DNA.  A CDA report not provided.  Condition remains.

 FICO is higher than guideline minimum UW Guides require minimum FICO of 680, loan qualified with FICO of 795; Reserves are higher than guideline minimum UW Guides require minimum 12 months reserves, loan qualified with 120 months reserves; Years in Field Borrower has 8 yeas in field

300225137	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.
11/03/2016: CDA provided reflecting a value of $2,425,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.11/03/2016:  Received Collateral DNA.  A CDA report not provided.  Condition remains.

300225140	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		11/02/2016: CDA provided reflecting a value of $1,625,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum DTI 21.84 < 43.00; FICO is higher than guideline minimum FICO 740 > 680; Reserves are higher than guideline minimum Reserves 139 > 6
300225140	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	Missing evidence of taxes and insurance for REO #2 listed on final loan application.		11/07/2016: Received evidence of taxes, insurance & HOA dues. Condition cleared.			DTI is lower than guideline maximum DTI 21.84 < 43.00; FICO is higher than guideline minimum FICO 740 > 680; Reserves are higher than guideline minimum Reserves 139 > 6
300225142	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.
11/03/2016: CDA provided reflecting a value of $1,155,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.11/02/2016:  Received Collateral DNA.  A CDA report not provided.  Condition remains.

300225149	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		11/03/2016: CDA provided reflecting a value of $1,255,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300225151	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													B	B	CB	B	B	Income/Employment	Failure to obtain Employment Verification	Evidence of employment verification for the borrower within 90 days of the note date was not provided.		11/11/2016: Lender documented a full 2 years of income in the loan file and provided a business license to further support the borrower’s self-employment. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.90%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 757; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 387.70 months reserves

300225151	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Legal Documents	Failure to Obtain Second Lien Note	Missing 2nd lien note.		11/11/2016: Received second mortgage note. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.90%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 757; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 387.70 months reserves

300225151	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	CDA report not provided in file.		11/03/2016: CDA provided reflecting a value of $2,350,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.90%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 757; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 387.70 months reserves

300225153	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.
11/03/2016: CDA provided reflecting a value of $1,900,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.11/02/2016:  Received Collateral DNA.  A CDA report not provided.  Condition remains.
DTI is lower than guideline maximum DTI 31.09 < 43.0; FICO is higher than guideline minimum FICO 726 > 680; Reserves are higher than guideline minimum Reserves 72.8 > 6.
300225153	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	Missing verification of taxes and insurance for rental property listed in REO section of final 1003.		11/07/2016: Received mortgage statement, taxes & insurance. Condition cleared.			DTI is lower than guideline maximum DTI 31.09 < 43.0; FICO is higher than guideline minimum FICO 726 > 680; Reserves are higher than guideline minimum Reserves 72.8 > 6.
300225155	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		11/03/2016: CDA provided reflecting a value of $1,650,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300225157	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Legal Documents	Failure to obtain Documentation	Missing evidence of home owners association monthly payments for reo's #1, #2 and #3,		11/08/2016: Received HOA dues for properties #1 & #2. Property #3 is SFR. Condition cleared.
 FICO is higher than guideline minimum 793 FICO > 680 min; Reserves are higher than guideline minimum UW guidelines require 6 mos PITI, Borrowers qualified with 536.50 months; Years in Field Borrower has 7 years in same field.

300225157	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Failure to obtain Verification of Mortgage	Missing mortgage statements for REO's #1, #2 and #3 on the application.		11/08/2016: Received statement for property #1. Properties #2 & #3 are on credit report. Condition cleared.
 FICO is higher than guideline minimum 793 FICO > 680 min; Reserves are higher than guideline minimum UW guidelines require 6 mos PITI, Borrowers qualified with 536.50 months; Years in Field Borrower has 7 years in same field.

300225157	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Failure to Obtain Hazard Insurance	Missing evidence of hazard insurance for reo #2 and #3 on the application.		11/08/2016: Lender used industry standard of .0035 for insurance. Condition cleared.
 FICO is higher than guideline minimum 793 FICO > 680 min; Reserves are higher than guideline minimum UW guidelines require 6 mos PITI, Borrowers qualified with 536.50 months; Years in Field Borrower has 7 years in same field.

300225157	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	Missing evidence of taxes and insurance for the retained departure residence.
11/08/2016:  Received evidence of taxes and HOA dues.  Received mortgage statement.  Per appraisal, taxes are $936.00.  Per mortgage statement escrow is $951.93 for taxes and/or insurance.  This does not appear to be enough to cover insurance.   However, guidelines allow for exclusion of payment if sufficient reserves.  Borrower has 577 months reserves.  Condition cleared.

 FICO is higher than guideline minimum 793 FICO > 680 min; Reserves are higher than guideline minimum UW guidelines require 6 mos PITI, Borrowers qualified with 536.50 months; Years in Field Borrower has 7 years in same field.

300225157	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided
11/03/2016: CDA provided reflecting a value of $1,100,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.11/02/2016:  Received Collateral DNA.  A CDA report not provided.  Condition remains.

 FICO is higher than guideline minimum 793 FICO > 680 min; Reserves are higher than guideline minimum UW guidelines require 6 mos PITI, Borrowers qualified with 536.50 months; Years in Field Borrower has 7 years in same field.

300225160	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		11/02/2016: CDA provided reflecting a value of $2,900,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300225161	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	CDA report not provided in file.		11/03/2016: CDA provided reflecting a value of $1,850,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.02%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 705; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 214.30 months reserves

300225161	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing appraisal	Missing Comparable Rent Schedule and Operating Income Statement supporting $1,698/month subject rental income.		11/11/2016: Audit reviewed Lender's rebuttal and removed rental income. DTI = 36.60%. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.02%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 705; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 214.30 months reserves

300225161	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	General Compliance	ARM Loan Program Disclosure not provided within 3 days of application.	ARM Loan Program Disclosure dated 11/13/2014 and application date is 10/30/2014.		11/08/2016: Received evidence loan was originated as a FRM and changed to ARM on 11/13. Change of circumstance and disclosures provided. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.02%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 705; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 214.30 months reserves

300225162	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		11/04/2016: CDA provided reflecting a value of $1,500,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300225165	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.
11/03/2016: CDA provided reflecting a value of $1,075,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.11/01/2016:  Received Collateral DNA.  A CDA report not provided.  Condition remains.

 FICO is higher than guideline minimum Guideline minimum is 680, the borrower's FICO score is 793; No Mortgage Lates Borrower's prior housing history was 45 months 0x30; Reserves are higher than guideline minimum The borrower has verified over 113 months reserves, guidelines require 12

300225166	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.
11/03/2016: CDA provided reflecting a value of $1,450,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.11/03/2016:  Received Collateral DNA.  A CDA report not provided.  Condition remains.

300225168	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	CDA report was not provided in file.
11/03/2016: CDA provided reflecting a value of $2,525,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.11/01/2016:  Received Collateral DNA.  A CDA report not provided.  Condition remains.

300225169	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.
11/03/2016: CDA provided reflecting a value of $1,015,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.11/03/2016:  Received Collateral DNA.  A CDA report not provided.  Condition remains.

300225171	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided		11/01/2016: CDA provided reflecting a value of $875,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300225172	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.
11/03/2016: CDA provided reflecting a value of $1,300,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.11/01/2016:  Received Collateral DNA.  A CDA report not provided.  Condition remains.
FICO is higher than guideline minimum 764 Fico > 680 minimum fico; No Mortgage Lates 0X30X28; Reserves are higher than guideline minimum 617 mos reserves > 6 months mnin required.
300225172	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	FEMA	313 - Property in Disaster Area	Property is located in a FEMA disaster area.		11/10/2016: Post disaster inspection report provided to indicate no damages to the property. Condition cleared.			FICO is higher than guideline minimum 764 Fico > 680 minimum fico; No Mortgage Lates 0X30X28; Reserves are higher than guideline minimum 617 mos reserves > 6 months mnin required.
300225172	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Documentation	The file does not contain evidence of an escrow hold back disbursement dated post closing to support appraisal completion form 442 dated 11/14/2014.		11/10/2016: Evidence provided to indicate the escrow hold back was released prior to the appraisal completion being performed. Condition cleared.			FICO is higher than guideline minimum 764 Fico > 680 minimum fico; No Mortgage Lates 0X30X28; Reserves are higher than guideline minimum 617 mos reserves > 6 months mnin required.
300225174	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Legal Documents	Failure to obtain Hazard Insurance Declaration	Missing Evidence of Hazard Insurance for properties other than subject property.		11/08/2016: Lender and Audit used industry standard of .0035 to calculate insurance. Condition cleared.			DTI is lower than guideline maximum 17.99% < 45% allowed; FICO is higher than guideline minimum 726 > 680 minimum allowed; Years in Primary Residence 11 years in primary residence
300225174	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Property Taxes	Missing evidence of Property taxes for 2nd property.		11/08/2016: Received evidence of property taxes for all REO's. Recalculated payments, DTI < 43%. Condition cleared.			DTI is lower than guideline maximum 17.99% < 45% allowed; FICO is higher than guideline minimum 726 > 680 minimum allowed; Years in Primary Residence 11 years in primary residence
300225174	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		11/01/2016: CDA provided reflecting a value of $825,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum 17.99% < 45% allowed; FICO is higher than guideline minimum 726 > 680 minimum allowed; Years in Primary Residence 11 years in primary residence
300225179	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	DTI	DTI Exceeds Guidelines	Audit DTI of 44.06% exceeds 43%. Lender failed to include departure residence payment.		11/07/2016: Audit recalculated DTI upon receipt of taxes & insurance. DTI < 43%. Condition cleared.
 No Mortgage Lates The borrowers credit report confirmed over 24 months 0x30 on mortgage history; Reserves are higher than guideline minimum The guidelines require 12 months of reserves, the borrowers have 258 months.; Years on Job The borrower has been with the same employer/company for 29 years

300225179	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Verification of Taxes and Insurance amounts for Rental Property
The Lender had requested in an email a copy of the borrowers listing for the current residence and Item K. of the same email on page 491 requesting taxes and insurance for the homes already owned.  These documents were not located in the file.
11/07/2016: Received evidence of taxes & insurance for both properties. Condition cleared.
 No Mortgage Lates The borrowers credit report confirmed over 24 months 0x30 on mortgage history; Reserves are higher than guideline minimum The guidelines require 12 months of reserves, the borrowers have 258 months.; Years on Job The borrower has been with the same employer/company for 29 years

300225179	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		11/01/2016: CDA provided reflecting a value of $725,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 No Mortgage Lates The borrowers credit report confirmed over 24 months 0x30 on mortgage history; Reserves are higher than guideline minimum The guidelines require 12 months of reserves, the borrowers have 258 months.; Years on Job The borrower has been with the same employer/company for 29 years

300225181	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	FEMA	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		11/07/2016: Received post disaster inspection reflecting no damage. Condition cleared.			FICO is higher than guideline minimum 780 Fico > 680 Minimum allowed; Years in Field 15 years in the same field.; Years on Job 8 years on the job
300225181	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.
11/01/2016: CDA provided reflecting a value of $1,300,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.10/31/2016:  Received Collateral DNA.  A CDA report not provided.  Condition remains.
FICO is higher than guideline minimum 780 Fico > 680 Minimum allowed; Years in Field 15 years in the same field.; Years on Job 8 years on the job
300225181	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													B	B	CB	B	B	Income/Employment	Failure to obtain Employment Verification	A verification of employment within 90 days of the note date was not provided.		11/07/2016: Received paystubs within 90 days of note date. Condition cleared. Loan will be rated a B.			FICO is higher than guideline minimum 780 Fico > 680 Minimum allowed; Years in Field 15 years in the same field.; Years on Job 8 years on the job
300225181	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing asset documentation	Missing Asset Documentation dated within 90 days of Note date.		11/07/2016: Received current assets. Sufficient cash to close & reserves verified. Condition cleared.			FICO is higher than guideline minimum 780 Fico > 680 Minimum allowed; Years in Field 15 years in the same field.; Years on Job 8 years on the job
300225181	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	CO-Borrower credit report dated greater than 120 days from Note date	The Credit report in the file is dated 12/20/2013 and the Note date is XX/XX/XXXX.		11/07/2016: Received origination credit report. Condition cleared.			FICO is higher than guideline minimum 780 Fico > 680 Minimum allowed; Years in Field 15 years in the same field.; Years on Job 8 years on the job
300225181	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Borrower credit report dated greater than 120 days from Note date	The Credit report in the file is dated 12/20/2013 and the Note date is XX/XX/XXXX.		11/07/2016: Received origination credit report. Condition cleared.			FICO is higher than guideline minimum 780 Fico > 680 Minimum allowed; Years in Field 15 years in the same field.; Years on Job 8 years on the job
300225186	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.
11/01/2016: CDA provided reflecting a value of $3,000,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.10/28/2016:  Received Collateral DNA.  A CDA Report was not provided.  Condition remains.
DTI is lower than guideline maximum DTI 10.02 < 43; FICO is higher than guideline minimum FICO 763 > 680; Reserves are higher than guideline minimum Reserves 176 > 6
300225186	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Verification of Taxes and Insurance amounts for Rental Property	Missing verification of taxes and insurance for property number two listed in REO section of final application.
11/10/2016: Evidence of taxes and insurance for the rental property provided is deemed acceptable. Condition cleared. 11/07/2016:  Audit reviewed the lender rebuttal and found no attachment to download.  Condition remains.
DTI is lower than guideline maximum DTI 10.02 < 43; FICO is higher than guideline minimum FICO 763 > 680; Reserves are higher than guideline minimum Reserves 176 > 6
300225187	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Legal Documents	Failure to Obtain Second Lien Note	Missing second lien note for $225,000.		11/08/2016: Received second lien note. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 39.23 months reserves; Years in Field Borrower has 12 years in Field

300225187	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		11/03/2016: CDA provided reflecting a value of $1,500,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 39.23 months reserves; Years in Field Borrower has 12 years in Field

300225189	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	CDA report not provided in file.
11/01/2016: CDA provided reflecting a value of $6,000,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.10/31/2016:  Received Collateral DNA.  A CDA report not provided.  Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 50%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 105.50 months reserves

300225189	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	Missing Evidence of Taxes and Insurance for borrowers' departing residence.		11/10/2016: Received evidence of taxes. Audit calculated insurance using industry standard of .0035. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 50%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 105.50 months reserves

300225190	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		10/31/2016: CDA provided reflecting a value of $950,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300225192	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.
11/01/2016: CDA provided reflecting a value of $1,335,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.10/28/2016:  Received Collateral DNA.  A CDA Report was not provided.  Condition remains.

300225192	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	FEMA	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident was not provided.		11/08/2016: Received post disaster inspection reflecting no damage. Condition cleared.
300225193	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	11/01/2016: CDA
11/01/2016: A CDA report reflecting a value $765,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.10/28/2016:  Received Collateral DNA report.  A CDA Report was not provided.  Condition remains.

300225193	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	FEMA	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		11/08/2016: Received post disaster inspection reflecting no damage. Condition cleared.
300225194	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		11/01/2016: CDA provided reflecting a value of $2,900,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300225195	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Documentation	Missing letter of explanation for commercial use collateral zoned residential.		11/10/2016: Audit reviewed Lender's rebuttal and appraisal provided in original loan file. Subject is a 2 family, residential home. Condition cleared.
 DTI is lower than guideline maximum The borrower's DTI is 28%, the guidelines allow to 43%.; Reserves are higher than guideline minimum The guidelines require 24 months reserves, the borrower has 312 months; Years on Job The borrower has been in the same position for 7 years.

300225195	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared													A	A	CA	A	A	General Credit	Failure to obtain Application (1003)	Missing initial loan application.		11/10/2016: Received initial loan application. Condition cleared.
 DTI is lower than guideline maximum The borrower's DTI is 28%, the guidelines allow to 43%.; Reserves are higher than guideline minimum The guidelines require 24 months reserves, the borrower has 312 months; Years on Job The borrower has been in the same position for 7 years.

300225195	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		11/03/2016: CDA provided reflecting a value of $620,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum The borrower's DTI is 28%, the guidelines allow to 43%.; Reserves are higher than guideline minimum The guidelines require 24 months reserves, the borrower has 312 months; Years on Job The borrower has been in the same position for 7 years.

300225195	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared													A	A	VA	A	A	FEMA	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		11/08/2016: Received post disaster inspection reflecting no damage. Condition cleared.
 DTI is lower than guideline maximum The borrower's DTI is 28%, the guidelines allow to 43%.; Reserves are higher than guideline minimum The guidelines require 24 months reserves, the borrower has 312 months; Years on Job The borrower has been in the same position for 7 years.

300225199	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing 1008 or Underwriter Approval	The lender's loan approval worksheet was not provided.	10/31/2016: Please see attached	10/31/2016: Audit review of 1008 documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum The guidelines allow 680 FICO score, the borrowers is 797; LTV is lower than guideline maximum Guidelines allow up to 80% LTV; the subject LTV is 50%; No Rental Lates 12 months rental checks reviewed; no late payments

300225199	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	Federal Consumer Protection	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA Notice was not located in the file.	10/31/2016: See attached initial Disclosures (Attached to the "Missing FACTA finding" including all requested docs.	10/31/2016: Audit review of FACTA Notice documentation submitted is deemed acceptable, condition cleared
 FICO is higher than guideline minimum The guidelines allow 680 FICO score, the borrowers is 797; LTV is lower than guideline maximum Guidelines allow up to 80% LTV; the subject LTV is 50%; No Rental Lates 12 months rental checks reviewed; no late payments

300225199	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Good Faith Estimate	Missing Good Faith Estimate.	10/31/2016: See attached initial Disclosures (Attached to the "Missing FACTA finding" including all requested docs.	10/31/2016: Audit review of Good Faith Estimate submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 FICO is higher than guideline minimum The guidelines allow 680 FICO score, the borrowers is 797; LTV is lower than guideline maximum Guidelines allow up to 80% LTV; the subject LTV is 50%; No Rental Lates 12 months rental checks reviewed; no late payments

300225199	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	TILA	Missing ARM Loan Program Disclosure	Missing ARM Loan Program Disclosure.	10/31/2016: See attached initial Disclosures (Attached to the "Missing FACTA finding" including all requested docs.	10/31/2016: Audit review of ARM Loan Program Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared
 FICO is higher than guideline minimum The guidelines allow 680 FICO score, the borrowers is 797; LTV is lower than guideline maximum Guidelines allow up to 80% LTV; the subject LTV is 50%; No Rental Lates 12 months rental checks reviewed; no late payments

300225199	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Servicing Disclosure Statement	Servicing Disclosure not in file.	10/31/2016: See attached initial Disclosures (Attached to the "Missing FACTA finding" including all requested docs.	10/31/2016: Audit review of Servicing Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 FICO is higher than guideline minimum The guidelines allow 680 FICO score, the borrowers is 797; LTV is lower than guideline maximum Guidelines allow up to 80% LTV; the subject LTV is 50%; No Rental Lates 12 months rental checks reviewed; no late payments

300225199	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	TILA	Missing Initial Truth in Lending (Lender Disclosure)	Missing Initial Truth in Lending.	10/31/2016: See attached initial Disclosures (Attached to the "Missing FACTA finding" including all requested docs.	10/31/2016: Audit review of Initial Truth in Lending submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 FICO is higher than guideline minimum The guidelines allow 680 FICO score, the borrowers is 797; LTV is lower than guideline maximum Guidelines allow up to 80% LTV; the subject LTV is 50%; No Rental Lates 12 months rental checks reviewed; no late payments

300225199	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	Federal Consumer Protection	ECOA Non-Compliant: Appraisal disclosure not provided.	Right to receive copy of appraisal was not located in the loan file.	10/31/2016: See attached initial Disclosures (Attached to the "Missing FACTA finding" including all requested docs.	10/31/2016: Audit review of Appraisal Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared
 FICO is higher than guideline minimum The guidelines allow 680 FICO score, the borrowers is 797; LTV is lower than guideline maximum Guidelines allow up to 80% LTV; the subject LTV is 50%; No Rental Lates 12 months rental checks reviewed; no late payments

300225199	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared													A	A	RA	A	A	Federal Consumer Protection	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure.	10/31/2016: See attached initial Disclosures (Attached to the "Missing FACTA finding" including all requested docs.	10/31/2016: Audit review of HUD Homeownership Organization Counseling Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 FICO is higher than guideline minimum The guidelines allow 680 FICO score, the borrowers is 797; LTV is lower than guideline maximum Guidelines allow up to 80% LTV; the subject LTV is 50%; No Rental Lates 12 months rental checks reviewed; no late payments

300225199	Underwriting Complete	Non-QM	Non-QM	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		10/28/2016: CDA provided reflecting a value of $820,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum The guidelines allow 680 FICO score, the borrowers is 797; LTV is lower than guideline maximum Guidelines allow up to 80% LTV; the subject LTV is 50%; No Rental Lates 12 months rental checks reviewed; no late payments